UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:   (630) 765-8000

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust North American
Energy Infrastructure Fund
(EMLP)

Semi-Annual Report
For the Six Months Ended
April 30, 2018

Energy Income Partners, LLC
---------------------------


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--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2018

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust North American Energy Infrastructure Fund; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust North American Energy Infrastructure Fund, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow
Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o     The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o     The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o     The Nasdaq Composite set a record by having 11 months of gains in
            2017 (June was the only down month, and by just 0.86%); and

      o     The MSCI AC World Index (containing constituents from 47 countries)
            ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

For the entire first quarter of 2018, increased volatility was the norm. The S&P
500(R) Index was off to a strong start in January as it returned over 7.5% from
January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into
"correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The Fund's investment objective is to seek total return. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") to be engaged in the energy infrastructure sector. These companies principally include publicly traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure
Companies"). The Fund will be generally concentrated in Energy Infrastructure
Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The
Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (6/20/12)   5 Years Ended   Inception (6/20/12)
                              4/30/18         4/30/18         4/30/18          to 4/30/18           4/30/18          to 4/30/18

FUND PERFORMANCE
NAV                            -5.78%          -6.58%          2.37%              5.80%             12.40%              39.15%
Market Price                   -5.65%          -6.54%          2.39%              5.82%             12.53%              39.31%

INDEX PERFORMANCE
Blended Benchmark(1)           -2.25%          -3.83%          2.11%              5.34%             11.01%              35.63%
S&P 500(R) Index                3.82%          13.27%         12.96%             14.48%             83.93%             120.87%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                             % OF TOTAL
INDUSTRY CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                   40.05%
Natural Gas Transmission                        22.36
Petroleum Product Transmission                  15.15
Crude Oil Transmission                          12.67
Propane                                          3.88
Natural Gas Gathering & Processing               3.04
Coal                                             1.64
Other                                            1.21
                                               -------
     Total                                     100.00%
                                               =======

-----------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
Enbridge Energy Management, LLC                  5.33%
Enterprise Products Partners, L.P.               5.28
TransCanada Corp.                                5.05
ONEOK, Inc.                                      4.34
NextEra Energy Partners, L.P.                    4.14
Williams (The) Cos., Inc.                        3.65
Exelon Corp.                                     3.56
Public Service Enterprise Group, Inc.            3.43
Kinder Morgan, Inc.                              3.39
Enbridge Income Fund Holdings, Inc.              3.33
                                               -------
     Total                                      41.50%
                                               =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2012 - APRIL 30, 2018

            First Trust North American       Blended       S&P 500(R)
            Energy Infrastructure Fund      Benchmark        Index
6/20/12              $10,000                 $10,000        $10,000
10/31/12              10,690                  10,609         10,495
4/30/13               12,379                  12,218         12,008
10/31/13              12,138                  12,041         13,347
4/30/14               13,341                  13,356         14,463
10/31/14              14,861                  14,356         15,652
4/30/15               15,005                  13,777         16,341
10/31/15              12,793                  12,018         16,467
4/30/16               13,004                  12,510         16,538
10/31/16              14,330                  13,065         17,209
4/30/17               14,896                  14,102         19,501
10/31/17              14,768                  13,874         21,276
4/30/18               13,914                  13,562         22,089


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2012, through
April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/12 - 10/31/13     226          2          0           0          24          0          0           0
11/1/13 - 10/31/14     231          0          0           0          21          0          0           0
11/1/14 - 10/31/15     158          0          0           0          93          0          0           0
11/1/15 - 10/31/16     213          0          0           0          39          0          0           0
11/1/16 - 10/31/17     209          0          0           0          43          0          0           0
11/1/17 - 4/30/18       91          0          0           0          32          0          0           0


                                                                          Page 3


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2018 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust") is the investment advisor to the
First Trust North American Energy Infrastructure Fund (the "Fund"). First Trust
is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP or the "Sub-Advisor"), located in Westport,
CT, serves as the investment sub-advisor to the First Trust North American
Energy Infrastructure Fund ("EMLP" or the "Fund"). EIP was founded in 2003 and provides professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities, YieldCos, and energy infrastructure real estate investment trusts ("REITs"). EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission and distribution, petroleum storage and terminals that receive fee-based or regulated income from their corporate and individual customers. As of April 30,
2018, EIP had approximately $6.0 billion of assets under management or supervision. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts.
Finally, in addition to the Fund, EIP serves as a sub-advisor to four closed-end management investment companies, a sleeve of an actively managed exchange-traded fund, a sleeve of a series of a variable insurance trust, and an open-end UCITS fund incorporated in Ireland. EIP is a registered investment advisor with the
Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE -- CO-PORTFOLIO MANAGER, FOUNDER AND CEO OF ENERGY INCOME
   PARTNERS, LLC

EVA PAO -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

JOHN TYSSELAND -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2018 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------
                                                                                     ANNUALIZED
                                                                                    EXPENSE RATIO    EXPENSES PAID
                                               BEGINNING             ENDING         BASED ON THE      DURING THE
                                             ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                            NOVEMBER 1, 2017     APRIL 30, 2018        PERIOD         PERIOD (a)
------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                         $1,000.00           $  942.20            0.95%            $4.57
Hypothetical (5% return before expenses)       $1,000.00           $1,020.08            0.95%            $4.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2018 (UNAUDITED)

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 69.3%
             ELECTRIC UTILITIES -- 22.2%
     441,572 Alliant Energy Corp.             $   18,965,517
     911,832 American Electric Power Co.,
                Inc.                              63,810,003
     656,451 Duke Energy Corp.                    52,621,112
     123,459 Edison International                  8,089,034
   1,245,418 Emera, Inc. (CAD)                    38,789,880
      98,275 Eversource Energy                     5,921,069
   1,915,133 Exelon Corp.                         75,992,477
     842,619 Fortis, Inc. (CAD)                   28,285,275
   1,082,274 Hydro One Ltd. (CAD) (a)             17,187,248
     256,808 IDACORP, Inc.                        23,883,144
     411,886 NextEra Energy, Inc.                 67,512,234
     546,870 PPL Corp.                            15,913,917
     847,355 Southern (The) Co.                   39,080,013
     676,168 Xcel Energy, Inc.                    31,671,709
                                              --------------
                                                 487,722,632
                                              --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.9%
     182,999 CorEnergy Infrastructure Trust,
                Inc.                               7,052,781
     567,196 InfraREIT, Inc.                      12,086,947
                                              --------------
                                                  19,139,728
                                              --------------
             GAS UTILITIES -- 4.6%
     179,942 Atmos Energy Corp.                   15,635,160
     170,208 Chesapeake Utilities Corp.           12,935,808
     542,162 New Jersey Resources Corp.           22,418,399
   1,032,105 UGI Corp.                            49,943,561
                                              --------------
                                                 100,932,928
                                              --------------
             MULTI-UTILITIES -- 13.2%
     808,557 ATCO Ltd., Class I (CAD)             24,465,469
   1,186,627 Canadian Utilities Ltd., Class A
                (CAD)                             30,221,351
     736,234 CMS Energy Corp.                     34,742,883
     811,730 National Grid PLC, ADR               47,226,451
     824,747 NiSource, Inc.                       20,115,579
   1,402,326 Public Service Enterprise Group,
                Inc.                              73,131,301
     210,972 Sempra Energy                        23,586,670
     555,119 WEC Energy Group, Inc.               35,683,049
                                              --------------
                                                 289,172,753
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 28.2%
  11,611,137 Enbridge Energy Management,
                LLC (b)                          113,556,920
   3,322,251 Enbridge Income Fund
                Holdings, Inc. (CAD)              71,053,400
     719,118 Enbridge, Inc.                       21,767,702
   1,179,426 Inter Pipeline Ltd. (CAD)            21,265,401
     744,997 Keyera Corp. (CAD)                   20,058,839
   4,574,896 Kinder Morgan, Inc.                  72,374,855
   1,534,643 ONEOK, Inc.                          92,416,201
     436,632 Targa Resources Corp.                20,508,605

SHARES/
UNITS        DESCRIPTION                          VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
   2,535,850 TransCanada Corp.                $  107,646,833
   3,020,359 Williams (The) Cos., Inc.            77,713,837
                                              --------------
                                                 618,362,593
                                              --------------
             WATER UTILITIES -- 0.2%
      63,371 American Water Works Co., Inc.        5,486,661
                                              --------------
             TOTAL COMMON STOCKS
                -- 69.3%                       1,520,817,295
             (Cost $1,554,748,124)            --------------

             MASTER LIMITED PARTNERSHIPS
                -- 27.8%
             CHEMICALS -- 0.1%
     111,327 Westlake Chemical Partners,
                L.P.                               2,510,424
                                              --------------
             GAS UTILITIES -- 1.5%
     767,209 AmeriGas Partners, L.P.              32,836,545
                                              --------------
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 4.0%
   2,119,938 NextEra Energy Partners,
                L.P. (c)                          88,337,816
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 22.2%
     708,088 Alliance Holdings GP, L.P.           18,112,891
     949,247 Alliance Resource Partners, L.P.     16,754,210
     347,329 BP Midstream Partners, L.P.           6,588,831
     312,826 Buckeye Partners, L.P.               12,997,920
   4,195,063 Enterprise Products Partners,
                L.P.                             112,595,491
   1,152,598 EQT Midstream Partners, L.P.         64,845,164
   1,218,709 Holly Energy Partners, L.P.          35,720,361
   1,051,825 Magellan Midstream Partners,
                L.P.                              69,241,640
     504,633 Phillips 66 Partners, L.P.           25,019,704
     222,070 Plains All American Pipeline,
                L.P.                               5,220,866
     266,763 Shell Midstream Partners, L.P.        5,759,413
     849,955 Spectra Energy Partners, L.P.        30,300,896
   1,676,482 TC PipeLines, L.P.                   58,827,753
     276,519 TransMontaigne Partners, L.P.        10,687,459
     402,068 Williams Partners, L.P.              14,635,275
                                              --------------
                                                 487,307,874
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 27.8%            610,992,659
             (Cost $614,156,648)              --------------

             TOTAL INVESTMENTS -- 97.1%        2,131,809,954
             (Cost $2,168,904,772) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 2.9%               63,575,209
                                              --------------
             NET ASSETS -- 100.0%             $2,195,385,163
                                              ==============

Page 6                  See Notes to Financial Statements


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

(a)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the six months ended April 30, 2018, the Fund received
      509,452 PIK shares of Enbridge Energy Management, LLC.

(c)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $171,250,085 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $208,344,903. The net unrealized depreciation was $37,094,818.

ADR   American Depositary Receipt

CAD   Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1        LEVEL 2       LEVEL 3
                     ------------------------------------------
Common Stocks*       $1,520,817,295  $        --  $          --
Master Limited
   Partnerships*        610,992,659           --             --
                     ------------------------------------------
Total Investments    $2,131,809,954  $        --  $          --
                     ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

                        See Notes to Financial Statements                 Page 7


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (UNAUDITED)


ASSETS:
Investments, at value..................................................     $  2,131,809,954
Cash...................................................................           58,018,043
Dividends receivable...................................................            7,230,065
                                                                            ----------------
   Total Assets........................................................        2,197,058,062
                                                                            ----------------
LIABILITIES:
Due to custodian foreign currency......................................                4,471
Investment advisory fees payable.......................................            1,668,428
                                                                            ----------------
   Total Liabilities...................................................            1,672,899
                                                                            ----------------
NET ASSETS.............................................................     $  2,195,385,163
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $  2,358,941,010
Par value..............................................................              967,550
Accumulated net investment income (loss)...............................          (32,284,412)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions...............................................          (95,142,802)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (37,096,183)
                                                                            ----------------
NET ASSETS.............................................................     $  2,195,385,163
                                                                            ================
NET ASSET VALUE, per share.............................................     $          22.69
                                                                            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           96,755,000
                                                                            ================
Investments, at cost...................................................     $  2,168,904,772
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $         (4,574)
                                                                            ================


Page 8                  See Notes to Financial Statements


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................     $     30,993,047
Foreign withholding tax................................................           (1,538,973)
                                                                            ----------------
   Total investment income.............................................           29,454,074
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................           10,223,420
                                                                            ----------------
   Total expenses......................................................           10,223,420
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................           19,230,654
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            6,626,192
   In-kind redemptions.................................................           11,838,378
   Foreign currency transactions.......................................              (58,762)
                                                                            ----------------
Net realized gain (loss)...............................................           18,405,808
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................         (176,662,169)
   Foreign currency translation........................................                4,139
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................         (176,658,030)
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................         (158,252,222)
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $   (139,021,568)
                                                                            ================


                        See Notes to Financial Statements                 Page 9


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 4/30/2018            YEAR ENDED
                                                                                (UNAUDITED)           10/31/2017
                                                                               --------------       --------------
OPERATIONS:
Net investment income (loss)...........................................        $   19,230,654       $   26,171,504
Net realized gain (loss)...............................................            18,405,808           (3,013,599)
Net change in unrealized appreciation (depreciation)...................          (176,658,030)          24,010,675
                                                                               --------------       --------------
Net increase (decrease) in net assets resulting from operations........          (139,021,568)          47,168,580
                                                                               --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................           (41,760,103)         (32,195,764)
Return of capital......................................................                    --          (32,255,683)
                                                                               --------------       --------------
Total distributions to shareholders....................................           (41,760,103)         (64,451,447)
                                                                               --------------       --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           523,075,954          557,930,381
Cost of shares redeemed................................................           (57,885,683)          (8,699,809)
                                                                               --------------       --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................           465,190,271          549,230,572
                                                                               --------------       --------------
Total increase (decrease) in net assets................................           284,408,600          531,947,705

NET ASSETS:
Beginning of period....................................................         1,910,976,563        1,379,028,858
                                                                               --------------       --------------
End of period..........................................................        $2,195,385,163       $1,910,976,563
                                                                               ==============       ==============
Accumulated net investment income (loss) at end of period..............        $  (32,284,412)      $   (9,754,963)
                                                                               ==============       ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            77,855,000           55,705,000
Shares sold............................................................            21,450,000           22,500,000
Shares redeemed........................................................            (2,550,000)            (350,000)
                                                                               --------------       --------------
Shares outstanding, end of period......................................            96,755,000           77,855,000
                                                                               ==============       ==============


Page 10                 See Notes to Financial Statements


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2018     ------------------------------------------------------------------------
                                           (UNAUDITED)        2017           2016           2015           2014           2013
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period        $    24.55     $    24.76     $    23.03     $    27.72     $    23.40     $    21.26
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                      0.24           0.44           0.30           0.39           0.45           0.39
Net realized and unrealized gain (loss)          (1.65)          0.32           2.37          (4.18)          4.71           2.46
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 (1.41)          0.76           2.67          (3.79)          5.16           2.85
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.45)         (0.48)         (0.30)         (0.90)         (0.84)         (0.71)
Return of capital                                   --          (0.49)         (0.64)            --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                              (0.45)         (0.97)         (0.94)         (0.90)         (0.84)         (0.71)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period              $    22.69     $    24.55     $    24.76     $    23.03     $    27.72     $    23.40
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 (5.78)%         3.06%         12.01%        (13.92)%        22.44%         13.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $2,195,385     $1,910,977     $1,379,029     $  952,609     $  946,947     $  433,099
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                     0.95% (b)      0.95%          0.95%          0.95%           0.95%         0.95%
Ratio of net investment income (loss) to
   average net assets                             1.79% (b)      1.59%          1.44%          1.47%          1.11%          1.28%
Portfolio turnover rate (c)                         12%            24%            40%            34%             7%            22%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 11


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the
"Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc. ("NYSE
Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.
Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in energy infrastructure companies, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure
Companies").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
The Fund's NAV is calculated by dividing the value of all assets of the Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2018, is included with the Fund's Portfolio of Investments.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2017 was as follows:

Distributions paid from:
Ordinary income.................................    $   32,195,764
Capital gains...................................                --
Return of capital...............................        32,255,683

As of October 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................    $           --
Accumulated capital and other gain (loss).......       (97,983,016)
Net unrealized appreciation (depreciation)......       114,241,290

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $97,983,016.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2017, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014,
2015, 2016 and 2017 remain open to federal and state audit. As of April 30,
2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1,
2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor"), an affiliate of First Trust, to serve as the Fund's investment sub-advisor. In this capacity, EIP is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the
Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of the Fund's assets and will pay EIP for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The
Fund has agreed to pay First Trust an annual unitary management fee equal to
0.95% of its average daily net assets. EIP receives a sub-advisory fee from
First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

                                                                         Page 15

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2018, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $271,142,787 and $252,835,977 respectively.

For the six months ended April 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were $494,725,791 and $55,783,517, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of the Fund, an
Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation
Unit Aggregation) and the market value of the Deposit Securities, and/or (ii)
cash in lieu of all or a portion of the Deposit Securities. If the Cash
Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash
Component. If the Cash Component is a negative number (i.e., the NAV per
Creation Unit Aggregation is less than the Deposit Amount), the Authorized
Participant will receive the Cash Component. Authorized Participants purchasing
Creation Units must pay to BNYM, as transfer agent, a creation transaction fee
(the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently
$500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite
Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The
Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 17

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in
Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN
DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST
PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS
AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS
ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF
ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE
DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE
DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the
Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial
Statements) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the
Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. A fund concentrated in one or more industries or sectors is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S.
currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of Fund shares.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures, options, forward contracts, swaps and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset)
the risk of a position or security held by the Fund.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy Infrastructure Companies may be
directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure
Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices and methodologies they may charge for products and services. Companies that own interstate pipelines are subject to regulation by the Federal Energy Regulatory Commission (FERC) with respect to the tariff rates that they may charge to their customers. FERC recently changed its tax allowance policy which no longer permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. This has had a negative impact on the performance of some Energy Companies affected by this decision.

Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure
Companies.

Certain Energy Infrastructure Companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

                                                                         Page 19


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

GEOGRAPHIC REGION RISK. The Fund invests primarily in securities of companies headquartered or incorporated in the United States and Canada. An investment in a particular geographic region may be particularly susceptible to changes in the political, diplomatic and economic conditions of that region or any new regulatory requirements of the region. Accordingly, an investment in the Fund may be more volatile than an investment diversified across several geographic regions.

INTEREST RATE RISK. Rising interest rates could adversely impact the financial performance of master limited partnerships ("MLPs"), MLP-related entities and energy companies. Rising interest rates may increase an MLP's, MLP-related entity's or energy company's cost of capital, which would increase operating costs and may reduce an MLP's, MLP-related entity's or energy company's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units, MLP-related entity securities and energy company shares as the yields on alternative investments increase.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the
Fund's sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the
Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the Fund. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the
1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards;
and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2018 (UNAUDITED)

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for
Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The
Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

UTILITIES COMPANIES RISK. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

                                                                         Page 21

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2018


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2018

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Senior Loan Fund, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow
Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o     The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o     The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o     The Nasdaq Composite set a record by having 11 months of gains in
            2017 (June was the only down month, and by just 0.86%); and

      o     The MSCI AC World Index (containing constituents from 47 countries)
            ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

For the entire first quarter of 2018, increased volatility was the norm. The S&P
500(R) Index was off to a strong start in January as it returned over 7.5% from
January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into
"correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index and the Markit
iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary
Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The Primary
Index consists of 100 loan facilities drawn from a larger benchmark, the
S&P/LSTA Leveraged Loan Index. The Markit iBoxx USD Liquid Leveraged Loan Index
(the "Secondary Index") selects the 100 most liquid Senior Loans in the market.
The Fund does not seek to track either the Primary or Secondary Index. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). The
Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in
Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North
America. The Senior Loans included in the Fund's portfolio often maintain an average interest rate duration of less than 90 days; however, the inclusion of
LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed- rate or floating-rate income-producing securities (including, without limitation, U.S.
government debt securities and corporate debt securities), (2) warrants and equity securities issued by a borrower or its affiliates, and/or (3) securities of other investment companies.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL          CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                 6 Months Ended    1 Year Ended    Inception (5/1/13)    Inception (5/1/13)
                                                    4/30/18          4/30/18           to 4/30/18            to 4/30/18
FUND PERFORMANCE
NAV                                                  1.56%            3.06%              3.00%                 15.92%
Market Price                                         1.48%            3.02%              3.02%                 16.01%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged Loan Index         2.18%            3.43%              2.67%                 14.05%
S&P/LSTA U.S. Leveraged Loan 100 Index               2.21%            3.96%              3.20%                 17.07%
---------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Health Care Providers & Services            17.1%
Hotels, Restaurants & Leisure               12.6
Software                                    12.2
Media                                        6.9
Pharmaceuticals                              6.2
Insurance                                    4.7
Diversified Financial Services               4.3
Life Sciences Tools & Services               3.8
Food & Staples Retailing                     3.5
Containers & Packaging                       3.4
Professional Services                        3.3
Diversified Telecommunication Services       2.5
Commercial Services & Supplies               1.9
Food Products                                1.8
Building Products                            1.7
Auto Components                              1.5
Health Care Equipment & Supplies             1.5
Household Products                           1.4
Technology Hardware, Storage &
   Peripherals                               1.3
Diversified Consumer Services                1.1
Industrial Conglomerates                     1.1
Capital Markets                              1.0
Electric Utilities                           1.0
Specialty Retail                             0.9
Real Estate Management & Development         0.7
Chemicals                                    0.7
Wireless Telecommunication Services          0.4
Independent Power and Renewable
   Electricity Producers                     0.4
Aerospace & Defense                          0.3
Semiconductors & Semiconductor
   Equipment                                 0.3
Oil, Gas & Consumable Fuels                  0.2
Health Care Technology                       0.2
Construction Materials                       0.1
Construction & Engineering                   0.0*
Trading Companies & Distributors             0.0*
                                          --------
     Total                                 100.0%
                                          ========

* Amount represents less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         92.4%
Corporate Bonds                              7.2
Foreign Corporate Bonds                      0.4
Rights                                       0.0*
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BBB+                                         0.2%
BBB-                                         5.8
BB+                                          5.9
BB                                           8.4
BB-                                         17.1
B+                                          26.4
B                                           21.9
B-                                          12.1
CCC+                                         1.2
CCC                                          0.4
CCC-                                         0.3
D                                            0.2
Not Rated                                    0.1
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
MultiPlan, Inc. (MPH Acquisition
   Holdings LLC)                             3.0%
Reynolds Group Holdings, Inc.                2.6
Amaya Holdings B.V.                          2.5
BMC Software Finance, Inc.                   2.5
Valeant Pharmaceuticals International,
   Inc.                                      2.4
AlixPartners LLP                             2.3
Tenet Healthcare Corp.                       1.9
CHS/Community Health Systems, Inc.           1.8
Caesars Resort Collection                    1.8
BJ's Wholesale Club, Inc.                    1.8
                                          --------
     Total                                  22.6%
                                          ========

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of
      BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             MAY 1, 2013 - APRIL 30, 2018

            First Trust Senior     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
                Loan Fund           Leveraged Loan Index           Loan 100 Index
5/1/13           $10,000                   $10,000                     $10,000
10/31/13          10,092                    10,103                      10,122
4/30/14           10,275                    10,323                      10,338
10/31/14          10,385                    10,389                      10,434
4/30/15           10,637                    10,594                      10,589
10/31/15          10,567                    10,280                      10,268
4/30/16           10,763                    10,484                      10,527
10/31/16          11,034                    10,826                      10,968
4/30/17           11,247                    11,026                      11,260
10/31/17          11,414                    11,161                      11,452
4/30/18           11,592                    11,404                      11,708


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 2, 2013 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
5/2/13 - 10/31/13       97         20          4           0           7          0          0           0
11/1/13 - 10/31/14     197          0          0           0          54          1          0           0
11/1/14 - 10/31/15     180         20          1           0          50          0          0           0
11/1/15 - 10/31/16     185          2          0           0          65          0          0           0
11/1/16 - 10/31/17     231          0          0           0          21          0          0           0
11/1/17 - 4/30/18      118          0          0           0           5          0          0           0



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2018 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2018, the First
Trust Leveraged Finance Team managed or supervised approximately $4.03 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITS fund and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2018 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2017     APRIL 30, 2018      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $1,015.60            0.85%             $4.25
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 87.5%

                  AEROSPACE & DEFENSE -- 0.3%
$      2,979,352  TransDigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.65%        06/09/23    $     2,991,210
       1,560,242  TransDigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      5.05%        06/09/23          1,566,452
                                                                                                                 ---------------
                                                                                                                       4,557,662
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.7%
       9,974,718  Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.15%        02/22/24         10,016,312
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 4.6%
      12,348,087  CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.91%        03/31/24         12,407,235
       2,068,742  Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      5.14%        07/01/22          2,085,561
      10,389,224  Infor (US), Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.65%        02/02/22         10,430,366
       1,157,167  Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B, 1 Mo.
                     LIBOR + 3.25%, 0.00% Floor...................................      5.15%        08/06/22          1,164,943
      14,163,652  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                     1 Mo. LIBOR + 2.75%, 1.00% Floor.............................      4.65%        10/12/23         14,246,226
       2,756,212  Kronos, Inc., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.88%        11/01/23          2,779,530
       1,225,881  LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.16%        01/18/24          1,206,574
       4,735,184  Micro Focus International (MA Finance LLC), Seattle Spinco,
                     Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor................      4.65%        06/21/24          4,718,611
         701,171  Micro Focus International (MA Finance LLC), Term Loan B3,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      4.65%        06/21/24            698,717
       1,312,389  Mitchell International, Inc., Delayed Draw Term Loan (c)........    3.25% (d)      11/30/24          1,311,575
      16,273,623  Mitchell International, Inc., Term Loan (First Lien), 1 Mo.
                      LIBOR + 3.25%, 0.00% Floor..................................      5.15%        11/30/24         16,263,532
       1,871,571  Qlik Technologies (Project Alpha Intermediate Holdings, Inc.),
                     Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor................      5.99%        04/26/24          1,864,553
                                                                                                                 ---------------
                                                                                                                      69,177,423
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 1.0%
       2,913,879  American Beacon Advisors, Inc. (Resolute Investment Managers),
                     Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor................      5.55%        04/30/22          2,928,448
       1,826,200  First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR
                     + 3.00%, 0.75% Floor.........................................      5.30%        12/01/22          1,841,047
       2,715,799  Harbourvest Partners L.P., Term Loan B, 3 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.55%        02/28/25          2,714,659
       2,056,211  Victory Capital Holdings (VCH Holdings LLC), Term Loan B,
                     3 Mo. LIBOR + 2.75%, 0.00% Floor.............................      5.05%        02/15/25          2,071,633
         777,293  Virtus Investment Partners, Inc., Delayed Draw Term Loan (c)....    1.25% (d)      06/01/24            776,321
       4,416,625  Virtus Investment Partners, Inc., Term Loan B, 1 Mo. LIBOR
                     + 2.50%, 0.75% Floor.........................................      4.40%        06/01/24          4,427,666
                                                                                                                 ---------------
                                                                                                                      14,759,774
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 1.4%
      21,175,074  Gates Global LLC, Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      5.05%        03/31/24         21,287,091


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  AUTO PARTS & EQUIPMENT (CONTINUED)
$        315,730  Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      4.69%        03/06/24    $       316,519
                                                                                                                 ---------------
                                                                                                                      21,603,610
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.1%
         996,972  KAR Auction Services, Inc., Term Loan B5, 3 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.81%        03/09/23          1,000,711
                                                                                                                 ---------------
                  BROADCASTING -- 2.2%
         317,382  Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.39%        01/17/24            318,651
       2,470,818  Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.39%        01/17/24          2,480,701
      13,058,000  Sinclair Television Group, Inc., Incremental Tranche B Term
                     Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor.......................      4.41%        12/07/24         13,112,453
       4,394,375  Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      4.16%        01/03/24          4,406,723
       4,849,986  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR +
                     3.00%, 0.75% Floor...........................................      4.90%        01/27/24          4,856,048
           9,726  Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      4.90%        12/27/20              9,726
       7,268,964  Univision Communications, Inc., Term Loan C5, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      4.65%        03/15/24          7,163,855
                                                                                                                 ---------------
                                                                                                                      32,348,157
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.6%
       2,368,386  Beacon Roofing Supply, Term Loan B, 2 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.13%        01/02/25          2,381,081
       5,863,348  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      4.30%        12/14/24          5,889,029
      16,329,366  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.65%        11/15/23         16,390,601
                                                                                                                 ---------------
                                                                                                                      24,660,711
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 1.6%
         913,100  Cable One, Inc., Term Loan B, 3 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      4.06%        05/01/24            917,666
       2,571,429  Cablevision Systems Corp. (CSC Holdings, Inc.), New Term
                     Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor.....................      4.40%        01/31/26          2,571,429
       2,970,000  Cablevision Systems Corp. (CSC Holdings, Inc.), Term Loan B,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      4.15%        07/17/25          2,959,605
       5,985,000  Charter Communications Operating LLC, Term Loan B, 1 Mo.
                     LIBOR + 2.00%, 0.00% Floor...................................      3.91%        04/13/25          6,008,521
         992,500  Mediacom Broadband LLC, Term Loan N, 1 Mo. LIBOR +
                     1.75%, 0.75% Floor...........................................      3.50%        02/15/24            994,981
       3,784,615  UPC Financing Partnership, Term Loan AR, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        01/15/26          3,792,487
       7,460,000  Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        01/31/26          7,491,854
                                                                                                                 ---------------
                                                                                                                      24,736,543
                                                                                                                 ---------------
                  CASINOS & GAMING -- 7.7%
      35,777,504  Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      5.32%        03/28/25         35,892,351


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CASINOS & GAMING (CONTINUED)
$      6,744,297  Aristocrat Technologies, Incremental 2024 Term Loan, 3 Mo.
                     LIBOR + 2.00%, 0.00% Floor...................................      4.36%        09/30/24    $     6,778,018
      25,712,934  Caesars Resort Collection, Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.65%        12/22/24         25,916,581
       6,943,277  CityCenter Holdings LLC , Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      4.40%        04/15/24          6,973,202
       7,156,540  Golden Nugget, Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      4.65%        10/04/23          7,214,079
       3,957,836  MGM Growth Properties Operating Partnership LP, Term Loan B,
                     1 Mo. LIBOR + 2.00%, 0.00% Floor.............................      3.90%        03/31/25          3,978,258
       2,395,076  Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.50%, 0.75% Floor...........................................      4.40%        01/19/24          2,413,039
       1,331,251  Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      4.65%        08/14/24          1,338,946
       5,615,493  Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      4.74%        08/14/24          5,647,950
      10,288,885  Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      4.41%        06/08/23         10,319,957
       9,488,296  VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.90%        12/31/24          9,521,221
                                                                                                                 ---------------
                                                                                                                     115,993,602
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         838,773  Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.65%        03/07/24            837,984
         605,629  Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.65%        03/31/25            606,647
                                                                                                                 ---------------
                                                                                                                       1,444,631
                                                                                                                 ---------------
                  COMMERCIAL PRINTING -- 0.2%
       2,830,946  Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.15%        11/01/24          2,842,751
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.0%
         501,902  Pike Electric, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     1.00% Floor..................................................      5.41%        03/31/25            507,965
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.1%
         891,753  Summit Materials, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.15%        11/10/24            898,067
                                                                                                                 ---------------
                  DIVERSIFIED CHEMICALS -- 0.1%
       1,102,500  Ineos US Finance LLC, Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.90%        03/31/24          1,105,411
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 1.1%
      15,931,662  Brickman Group Holdings, Inc., Initial Term Loan (First Lien),
                     1 Mo. LIBOR + 3.00%, 1.00% Floor.............................  4.89% - 4.90%    12/18/20         16,013,391
         406,505  Brickman Group Holdings, Inc., Term Loan (Second Lien),
                     1 Mo. LIBOR + 6.50%, 1.00% Floor.............................      8.39%        12/18/21            408,537
                                                                                                                 ---------------
                                                                                                                      16,421,928
                                                                                                                 ---------------
                  EDUCATION SERVICES -- 0.0%
         220,584  Bright Horizons Family Solutions, Inc., Term Loan B,
                     1 Mo. LIBOR + 2.00%, 0.75% Floor.............................      3.90%        11/03/23            222,146
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ELECTRIC UTILITIES -- 0.9%
$      3,200,585  Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.75% Floor...........................................      3.91%        08/24/22    $     3,213,931
      10,168,159  Vistra Energy Corp. (TXU), Term Loan B-2, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      4.15%        12/14/23         10,231,710
                                                                                                                 ---------------
                                                                                                                      13,445,641
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.5%
       3,992,244  PSSI (Packers Holdings LLC), Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.13%        12/04/24          4,002,225
       2,504,318  ServiceMaster Co., Tranche C Term Loan, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        11/02/23          2,519,970
         680,733  WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B,,
                     3 Mo. LIBOR + 3.00%, 1.00% Floor.............................      5.30%        12/31/24            685,273
                                                                                                                 ---------------
                                                                                                                       7,207,468
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.2%
       1,287,000  TKC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.16%        01/31/23          1,296,974
       1,179,000  US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.40%        06/27/23          1,189,022
                                                                                                                 ---------------
                                                                                                                       2,485,996
                                                                                                                 ---------------
                  FOOD RETAIL -- 1.4%
       7,235,838  Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      5.29%        12/21/22          7,177,083
      14,055,178  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      4.96%        06/22/23         13,897,057
                                                                                                                 ---------------
                                                                                                                      21,074,140
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 1.4%
      10,874,669  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                     Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor..................      5.15%        06/08/20         10,918,820
       9,243,974  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                     Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor..................      5.56%        06/08/20          9,281,505
         446,625  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................      5.55%        01/31/24            449,305
                                                                                                                 ---------------
                                                                                                                      20,649,630
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 3.6%
         260,524  Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        02/11/22            262,913
       2,144,616  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        02/16/23          2,164,282
      23,892,554  CHS/Community Health Systems, Inc., Incremental 2021 Term H
                     Loan, 2 Mo. LIBOR + 3.25%, 1.00% Floor.......................      5.23%        01/27/21         23,155,946
       2,823,651  CHS/Community Health Systems, Inc., Term Loan G, 2 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.98%        12/06/19          2,776,892
       3,053,184  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      4.53%        06/01/22          3,078,617
       5,927,296  HCA, Inc., Term Loan B10, 1 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      3.90%        03/07/25          5,987,398
      16,142,487  Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.88%        04/09/21         16,162,666


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$      1,098,220  National Veterinary Associates (NVA Holdings, Inc.), Term
                     Loan B3, 3 Mo. LIBOR + 2.75%, 1.00% Floor....................      5.05%        01/29/25    $     1,102,339
                                                                                                                 ---------------
                                                                                                                      54,691,053
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 4.3%
       1,172,115  21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo.
                     LIBOR + 6.13%, 1.00% Floor...................................      8.48%        01/16/23          1,124,058
         312,351  Air Medical Group Holdings, Inc., 2018 New Term Loan B,
                     1 Mo. LIBOR + 4.25%, 1.00% Floor.............................      6.15%        03/14/25            315,605
         294,764  Air Medical Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.13%        04/28/22            296,091
       4,044,478  Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      5.80%        04/30/24          4,055,843
           7,624  CHG Healthcare Services, Inc., Term Loan B, 2 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      5.06%        06/07/23              7,684
       3,026,606  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      5.36%        06/07/23          3,050,577
       4,179,268  Curo Health Services Holdings, Inc., Term Loan B, 3 Mo. LIBOR
                     + 4.00%, 1.00% Floor.........................................      5.81%        02/05/22          4,189,717
       7,210,033  DuPage Medical Group (Midwest Physician), Term Loan B,
                     1 Mo. LIBOR + 2.75%, 0.75% Floor.............................      4.65%        08/15/24          7,210,033
       6,967,567  Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      4.91%        12/01/23          6,990,212
       3,422,255  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.15%        07/27/23          3,447,922
       3,222,108  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First
                     Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor......................      6.28%        07/01/21          2,877,762
       7,848,497  Surgery Center Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.16%        08/31/24          7,860,740
      14,451,894  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.65%        02/06/24         13,982,208
       8,532,965  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.55%        12/30/22          8,490,300
                                                                                                                 ---------------
                                                                                                                      63,898,752
                                                                                                                 ---------------
                  HEALTH CARE SUPPLIES -- 0.0%
         431,243  ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      4.55%        10/31/23            433,399
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.5%
      19,834,952  Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      4.65%        03/01/24         19,909,334
       2,407,331  Cotiviti Corp., Term Loan B, 3 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.56%        09/28/23          2,419,367
                                                                                                                 ---------------
                                                                                                                      22,328,701
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.7%
       3,446,264  Extended Stay America (ESH Hospitality, Inc.), Term Loan B,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      4.15%        08/30/23          3,461,117
       3,666,094  Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      3.90%        11/30/23          3,689,007
       3,980,782  Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      3.73%        03/28/25          4,010,160
                                                                                                                 ---------------
                                                                                                                      11,160,284
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HOUSEHOLD APPLIANCES -- 0.4%
$        391,467  Traeger Grills, Delayed Draw Term Loan (c)......................    4.25% (d)      09/25/24    $       393,424
       3,289,950  Traeger Grills, Incremental Term Loan, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.15%        09/25/24          3,306,400
       2,489,361  Traeger Grills, Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00%
                     Floor........................................................      6.15%        09/25/24          2,501,808
                                                                                                                 ---------------
                                                                                                                       6,201,632
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS -- 1.3%
      15,153,174  Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................  3.99% - 4.08%    06/23/22         15,162,645
       4,846,826  Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      4.36%        06/23/22          4,849,855
                                                                                                                 ---------------
                                                                                                                      20,012,500
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.2%
       2,339,464  Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.90%        05/01/24          2,352,144
                                                                                                                 ---------------
                  HYPERMARKETS & SUPER CENTERS -- 1.7%
      23,364,481  BJ's Wholesale Club, Inc., Term Loan (First Lien), 1 Mo. LIBOR
                     + 3.50%, 1.00% Floor.........................................      5.39%        01/31/24         23,454,434
       1,799,866  BJ's Wholesale Club, Inc., Term Loan (Second Lien), 1 Mo.
                     LIBOR + 7.50%, 1.00% Floor...................................      9.39%        02/03/25          1,815,615
                                                                                                                 ---------------
                                                                                                                      25,270,049
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
       4,987,310  NRG Energy, Inc., Term Loan B, 3 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      4.05%        06/30/23          4,998,830
                                                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES -- 1.0%
         277,674  Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.15%        08/18/24            279,371
      15,094,575  Gardner Denver, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      5.05%        07/30/24         15,079,933
                                                                                                                 ---------------
                                                                                                                      15,359,304
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 4.4%
      20,877,644  Amwins Group LLC, Term Loan B (First Lien), 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................  4.64% - 4.65%    01/31/24         21,000,404
         571,429  Amwins Group LLC, Term Loan B (Second Lien), 1 Mo. LIBOR
                     + 6.75%, 1.00% Floor.........................................      8.65%        01/25/25            576,789
      17,763,852  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      5.36%        04/25/25         17,867,415
      10,381,475  National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      4.90%        01/06/24         10,422,585
      16,122,987  USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      5.30%        05/15/24         16,176,677
                                                                                                                 ---------------
                                                                                                                      66,043,870
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.6%
      13,707,722  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.65%        01/31/25         13,496,349
       2,142,558  Numericable U.S. LLC (Altice France S.A.), Term Loan B12,
                     3 Mo. LIBOR + 3.00%, 0.00% Floor.............................      5.35%        01/06/26          2,108,749


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
$      8,295,313  Zayo Group LLC, Term Loan B2, 1 Mo. LIBOR + 2.25%,
                     1.00% Floor..................................................      4.15%        01/19/24    $     8,349,731
                                                                                                                 ---------------
                                                                                                                      23,954,829
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 1.3%
      14,218,973  ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.89%        09/18/24         14,245,704
       4,693,873  Planet Fitness Holdings LLC, 2016 Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.75% Floor...........................................      4.65%        03/31/21          4,726,166
       1,096,406  Planet Fitness Holdings LLC, 2016 Term Loan, 3 Mo. LIBOR +
                     2.75%, 0.75% Floor...........................................      5.05%        03/31/21          1,103,950
                                                                                                                 ---------------
                                                                                                                      20,075,820
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 4.4%
       1,720,156  Immucor, Inc., Term Loan B, 3 Mo. LIBOR + 5.00%, 1.00%
                     Floor........................................................      7.30%        07/30/21          1,756,710
       3,786,970  IMS Health (Quintiles International), Term B-2 Loan, 3 Mo.
                     LIBOR + 2.00%, 0.00% Floor...................................      4.30%        01/17/25          3,804,011
      11,343,306  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.),
                     Initial Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..........      5.63%        06/30/21         11,414,202
      13,425,588  Parexel, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor..........      4.65%        09/27/24         13,467,610
       8,672,695  Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo.
                     LIBOR + 2.50%, 1.00% Floor...................................      4.40%        08/18/22          8,717,013
       9,558,293  Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo.
                     LIBOR + 2.50%, 1.00% Floor...................................      4.80%        08/18/22          9,582,188
      16,985,515  Sterigenics International (STHI Intermediate Holding Corp.),
                     Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor................      4.90%        05/15/22         17,070,443
                                                                                                                 ---------------
                                                                                                                      65,812,177
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.6%
       7,063,540  Davis Vision (Wink Holdco, Inc.), Initial Term Loan,
                     1 Mo. LIBOR + 3.00%, 1.00% Floor.............................      4.90%        12/02/24          7,034,862
      32,482,224  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B,
                     3 Mo. LIBOR + 2.75%, 1.00% Floor.............................      5.05%        06/07/23         32,640,088
                                                                                                                 ---------------
                                                                                                                      39,674,950
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.5%
       7,408,057  Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................  5.00% - 5.14%    10/01/21          7,414,205
         511,163  Crown Holdings, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      4.31%        01/19/25            515,319
                                                                                                                 ---------------
                                                                                                                       7,929,524
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.6%
       1,402,250  AMC Entertainment, Inc., 2016 Incremental Term Loan,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      4.15%        12/15/23          1,407,508
         211,250  AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      4.15%        12/15/22            211,977
       5,160,000  Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        02/05/25          5,151,951
       2,913,199  Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B,
                     1 Mo. LIBOR + 3.00%, 0.00% Floor.............................      4.90%        02/15/24          2,931,406
                                                                                                                 ---------------
                                                                                                                       9,702,842
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 4.0%
$     32,120,045  AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      5.05%        04/04/24    $    32,255,591
      16,063,483  Duff & Phelps Corp., Restatement Term Loan, 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.55%        02/13/25         16,076,816
       6,343,995  First Data Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                     Floor........................................................      4.15%        04/26/24          6,365,502
       1,962,152  iPayment, Inc., Term Loan B, 6 Mo. LIBOR + 5.00%, 1.00%
                     Floor........................................................      6.62%        04/11/23          1,969,510
       3,144,000  Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor........      4.15%        07/01/23          3,162,770
                                                                                                                 ---------------
                                                                                                                      59,830,189
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.6%
      13,325,236  New HB Acquisition LLC (Hostess), Term Loan B, 1 Mo. LIBOR
                     + 2.25%, 0.75% Floor.........................................      4.15%        08/03/22         13,421,844
      10,578,415  Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.90%        05/24/24         10,623,796
                                                                                                                 ---------------
                                                                                                                      24,045,640
                                                                                                                 ---------------
                  PAPER PACKAGING -- 2.4%
      35,950,548  Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.65%        02/05/23         36,175,239
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 5.7%
       1,128,313  Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor.............      6.19%        04/16/21          1,105,747
       3,336,390  Amneal Pharmaceuticals LLC, Term Loan B, 1 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.40%        11/01/19          3,346,133
       3,609,904  Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.25%, 1.00% Floor...........................................      4.15%        05/20/24          3,624,019
       3,898,721  Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 4.25%, 1.00% Floor (e)...............................      6.15%        10/21/21          3,522,144
      19,603,855  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.........      6.19%        04/29/24         19,481,331
       5,633,324  Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR
                     + 2.25%, 0.00% Floor.........................................      3.99%        01/31/25          5,661,491
      12,968,570  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.19%        03/29/24         13,060,388
       2,427,184  Mallinckrodt International Finance S.A., Incremental Term
                     Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor.....................      4.82%        02/24/25          2,441,335
       2,427,184  Mallinckrodt International Finance S.A., Term Loan B, 6 Mo.
                      LIBOR + 2.75%, 0.75% Floor..................................      5.20%        09/24/24          2,405,947
      30,010,079  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor........      5.39%        04/01/22         30,329,086
                                                                                                                 ---------------
                                                                                                                      84,977,621
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.1%
         987,125  Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.15%        01/25/25            992,218
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 3.0%
       7,947,358  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                     Floor........................................................      5.15%        09/26/21          6,480,911
      19,625,184  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor...............      5.15%        07/23/21         18,746,172
       2,196,467  Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo. LIBOR
                     + 3.25%, 1.00% Floor.........................................      5.15%        07/23/21          2,099,340


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESEARCH & CONSULTING SERVICES (CONTINUED)
$     17,374,500  Information Resources, Inc., Term Loan B, 3 Mo. LIBOR +
                     4.25%, 1.00% Floor...........................................      6.19%        01/18/24    $    17,510,194
                                                                                                                 ---------------
                                                                                                                      44,836,617
                                                                                                                 ---------------
                  RESTAURANTS -- 2.0%
      14,964,687  Burger King (1011778 B.C. Unlimited Liability Company), Term
                     Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor.....................      4.15%        02/17/24         15,002,098
         456,978  IRB Holding Corp. (Arby's), Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.13%        01/18/25            461,835
         571,222  IRB Holding Corp. (Arby's), Term Loan B, 2 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.25%        01/18/25            577,295
      13,723,556  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR
                     + 4.50%, 1.00% Floor.........................................      6.80%        08/02/21         13,826,483
                                                                                                                 ---------------
                                                                                                                      29,867,711
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
       2,759,215  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.51%        05/26/24          2,786,807
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.3%
       1,499,575  Micron Technology, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      3.66%        04/26/22          1,510,192
       2,359,049  Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.90%        04/29/23          2,371,694
                                                                                                                 ---------------
                                                                                                                       3,881,886
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.0%
         806,071  Aramark Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      3.90%        03/28/24            810,610
       3,491,250  Aramark Corp., Term Loan B1, 1 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      3.90%        03/07/25          3,513,070
         165,000  Asurion LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.00%,
                     0.00% Floor..................................................      7.90%        07/31/25            169,455
       1,332,096  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      4.65%        08/04/22          1,340,635
       9,826,771  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.65%        11/03/23          9,894,379
                                                                                                                 ---------------
                                                                                                                      15,728,149
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.1%
         813,750  Alliant Holdings I, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.93%        05/15/25            818,112
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.6%
       8,281,098  H.B. Fuller, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      3.90%        10/20/24          8,303,292
         881,751  Platform Specialty Products Corp. (fka: Macdermid, Inc.), Term
                     Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor....................      4.90%        06/07/23            887,482
                                                                                                                 ---------------
                                                                                                                       9,190,774
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.4%
         531,041  Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      4.66%        08/19/22            534,031
         744,342  Party City Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................  4.75% - 4.81%    08/19/22            748,532


                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALTY STORES (CONTINUED)
$        628,255  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      5.28%        08/19/22    $       631,692
       3,929,140  Toys "R" US -Delaware, Inc., Term B-2 Loan, 3 Mo. Prime Rate
                     + 2.75%, 1.50% Floor (e) (f).................................      7.25%        05/25/18          1,453,781
       1,553,224  Toys "R" US -Delaware, Inc., Term B-3 Loan, 3 Mo. Prime Rate
                     + 2.75%, 1.50% Floor (e) (f).................................      7.25%        05/25/18            574,693
       3,253,846  Toys "R" US -Delaware, Inc., Term B-4 Loan, 3 Mo. Prime Rate
                     + 7.75%, 1.00% Floor (e) (f).................................     12.25%        04/25/20          1,435,174
                                                                                                                 ---------------
                                                                                                                       5,377,903
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 6.8%
       1,935,872  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.55%        09/13/24          1,952,211
       1,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      9.30%        09/13/25          1,372,442
       4,426,528  Avast Software B.V. (Sybil Software LLC), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      5.05%        09/30/23          4,447,422
      35,426,616  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.15%        09/10/22         35,546,711
      20,185,515  Compuware Corp., Term Loan B3, 1 Mo. LIBOR + 3.50%,
                     1.00% Floor..................................................      5.40%        12/15/21         20,422,694
       7,794,167  Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B,
                     3 Mo. LIBOR + 3.50%, 1.00% Floor.............................      5.48%        06/13/24          7,786,217
       1,628,356  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.16%        04/24/22          1,620,898
      12,922,366  SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo.
                     LIBOR + 2.50%, 0.00% Floor...................................      4.40%        03/15/25         13,003,131
       4,681,378  SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo.
                     LIBOR + 2.50%, 0.00% Floor...................................      4.40%        03/15/25          4,710,637
      11,323,290  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                     Floor........................................................      5.15%        06/30/23         11,408,215
                                                                                                                 ---------------
                                                                                                                     102,270,578
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.3%
      18,849,869  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo.
                     LIBOR + 2.00%, 0.75% Floor...................................      3.91%        09/07/23         18,902,837
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
       5,336,000  SBA Finance Communications, Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      3.90%        04/11/25          5,348,593
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................     1,312,091,813
                  (Cost $1,316,752,116)                                                                          ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 6.8%

                  AGRICULTURAL PRODUCTS -- 0.1%
       1,000,000  Lamb Weston Holdings, Inc. (g)..................................      4.63%        11/01/24            996,250
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.1%
         500,000  Level 3 Financing, Inc..........................................      5.13%        05/01/23            496,875
         813,000  Level 3 Parent LLC..............................................      5.75%        12/01/22            821,130
                                                                                                                 ---------------
                                                                                                                       1,318,005
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  APPLICATION SOFTWARE -- 0.1%
$        500,000  Infor US, Inc...................................................      6.50%        05/15/22    $       510,000
       1,333,000  RP Crown Parent LLC (g).........................................      7.38%        10/15/24          1,386,320
                                                                                                                 ---------------
                                                                                                                       1,896,320
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.0%
         254,000  Cooper-Standard Automotive, Inc. (g)............................      5.63%        11/15/26            252,730
                                                                                                                 ---------------
                  BROADCASTING -- 1.3%
       7,343,000  Gray Television, Inc. (g).......................................      5.13%        10/15/24          7,021,743
       2,148,000  Gray Television, Inc. (g).......................................      5.88%        07/15/26          2,072,820
         125,000  LIN Television Corp.............................................      5.88%        11/15/22            129,063
         100,000  Nexstar Broadcasting, Inc. (g)..................................      6.13%        02/15/22            103,375
       6,949,000  Nexstar Broadcasting, Inc. (g)..................................      5.63%        08/01/24          6,862,137
       2,994,000  Sinclair Television Group, Inc. (g).............................      5.63%        08/01/24          2,971,545
         791,000  Sinclair Television Group, Inc. (g).............................      5.88%        03/15/26            784,079
                                                                                                                 ---------------
                                                                                                                      19,944,762
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.1%
         745,000  Lennar Corp. (g)................................................      5.88%        11/15/24            772,938
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.4%
       2,975,000  Altice US Finance I Corp. (g)...................................      5.50%        05/15/26          2,915,500
       2,350,000  CCO Holdings LLC / CCO Holdings Capital Corp....................      5.75%        01/15/24          2,377,965
         600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (g)...............      5.88%        04/01/24            609,840
                                                                                                                 ---------------
                                                                                                                       5,903,305
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
         250,000  KB Home.........................................................      7.00%        12/15/21            266,563
         626,000  PulteGroup, Inc.................................................      5.50%        03/01/26            638,489
                                                                                                                 ---------------
                                                                                                                         905,052
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.1%
       1,000,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. /
                     Albertson's LLC..............................................      5.75%        03/15/25            876,250
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 2.4%
       3,000,000  Encompass Health Corp...........................................      5.75%        11/01/24          3,063,750
         500,000  HCA, Inc........................................................      5.88%        05/01/23            522,500
         605,000  HCA, Inc........................................................      5.38%        02/01/25            603,488
       1,750,000  Kindred Healthcare, Inc.........................................      8.00%        01/15/20          1,883,438
       2,472,000  LifePoint Health, Inc...........................................      5.38%        05/01/24          2,363,849
       1,500,000  Select Medical Corp.............................................      6.38%        06/01/21          1,524,375
         170,000  Tenet Healthcare Corp...........................................      6.00%        10/01/20            176,086
      16,873,000  Tenet Healthcare Corp. (g)......................................      7.50%        01/01/22         17,843,197
       8,080,000  Tenet Healthcare Corp...........................................      8.13%        04/01/22          8,443,599
                                                                                                                 ---------------
                                                                                                                      36,424,282
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.3%
       3,296,000  Envision Healthcare Corp. (g)...................................      5.13%        07/01/22          3,271,280
       1,000,000  Envision Healthcare Corp. (g)...................................      6.25%        12/01/24          1,045,000
                                                                                                                 ---------------
                                                                                                                       4,316,280
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
         472,000  Calpine Corp....................................................      5.50%        02/01/24            434,830
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES -- 0.1%
$      1,821,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                     Diagnostics SA (g)...........................................      6.63%        05/15/22    $     1,811,895
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.7%
      10,000,000  MPH Acquisition Holdings LLC (g)................................      7.13%        06/01/24         10,224,999
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.2%
       3,390,000  AMC Entertainment Holdings, Inc.................................      5.75%        06/15/25          3,301,013
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
       1,307,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                     Corp. (g)....................................................      5.50%        09/15/24          1,333,140
                                                                                                                 ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
         250,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp.................................................      5.75%        04/01/25            249,063
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.1%
         250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu, 3 Mo. LIBOR + 3.50% (g) (h)........      5.85%        07/15/21            254,063
       1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (g).................................      7.00%        07/15/24          1,043,125
                                                                                                                 ---------------
                                                                                                                       1,297,188
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.1%
       2,184,000  Valeant Pharmaceuticals International (g).......................      6.75%        08/15/21          2,205,840
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.5%
       7,759,000  Realogy Group LLC / Realogy Co-Issuer Corp. (g).................      4.88%        06/01/23          7,538,256
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
         250,000  United Rentals North America, Inc...............................      5.88%        09/15/26            261,563
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
          93,000  Sprint Communications, Inc. (g).................................      9.00%        11/15/18             95,732
         150,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23            155,813
                                                                                                                 ---------------
                                                                                                                         251,545
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................      102,515,506
                  (Cost $103,008,081)                                                                            ---------------

FOREIGN CORPORATE BONDS -- 0.4%

                  CABLE & SATELLITE -- 0.2%
         500,000  Virgin Media Secured Finance PLC (g)............................      5.25%        01/15/26            478,125
       1,500,000  Virgin Media Secured Finance PLC (g)............................      5.50%        08/15/26          1,447,499
         733,000  Ziggo Secured Finance BV (g)....................................      5.50%        01/15/27            692,685
                                                                                                                 ---------------
                                                                                                                       2,618,309
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (g)........................................      5.88%        04/15/23            256,875
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.0%
         128,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (g).....................................................      7.25%        05/15/24            135,520
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.0%
         377,000  JBS USA LUX SA / JBS USA Finance, Inc. (g)......................      5.88%        07/15/24            367,104
                                                                                                                 ---------------


Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  PHARMACEUTICALS -- 0.1%
$        250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                     LLC, (g).....................................................      5.63%        10/15/23    $       196,875
       1,240,000  Valeant Pharmaceuticals International, Inc. (g).................      5.50%        11/01/25          1,238,450
                                                                                                                 ---------------
                                                                                                                       1,435,325
                                                                                                                 ---------------
                  RESTAURANTS -- 0.1%
         170,000  1011778 BC ULC / New Red Finance, Inc. (g)......................      4.25%        05/15/24            162,138
       1,000,000  1011778 BC ULC / New Red Finance, Inc. (g)......................      5.00%        10/15/25            967,190
                                                                                                                 ---------------
                                                                                                                       1,129,328
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................        5,942,461
                  (Cost $6,153,414)                                                                              ---------------



     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vistra Energy Corp. (i)......................................................................            3,362
           8,105  Vistra Energy Corp. Claim (i) (j) (k)........................................................                0
                                                                                                                 ---------------
                                                                                                                           3,362
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (i) (j) (k) (l)...........................                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust (i) (j) (k) (l)...........................                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            3,362
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 13.7%

     205,034,500  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio -
                     Institutional Class - 1.59% (m)..........................................................       205,034,500
                  (Cost $205,034,500)                                                                            ---------------

                  TOTAL INVESTMENTS -- 108.4%..................................................................    1,625,587,642
                  (Cost $1,630,956,602) (n)

                  NET OTHER ASSETS AND LIABILITIES -- (8.4)%...................................................     (125,954,522)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,499,633,120
                                                                                                                 ===============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate
      ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   Delayed Draw Term Loan (See Note 2C - Unfunded Loan Commitments in the
      Notes to Financial Statements).

(d)   Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $79,358,265 or 5.3% of net assets.

(h)   Floating or variable rate security.

(i)   Non-income producing security.

(j)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2018, securities noted as such amounted to $0 or
      0.0% of net assets.

(k)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(l)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(m)   Rate shown reflects yield as of April 30, 2018.

(n)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,491,916 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,860,876. The net unrealized depreciation was $5,368,960.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        4/30/2018          PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,312,091,813   $           --   $1,312,091,813   $           --
Corporate Bonds*..................................       102,515,506               --      102,515,506               --
Foreign Corporate Bonds*..........................         5,942,461               --        5,942,461               --
Rights
   Electric Utilities.............................             3,362               --            3,362               --**
   Life Science Tools & Services..................                --**             --               --               --**
Money Market Funds................................       205,034,500      205,034,500               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $1,625,587,642   $  205,034,500   $1,420,553,142   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing
Committee to oversee the day-to-day valuation of the Fund's investments. The
Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews.
The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's
Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2017
Rights                                                   $           --*
Net Realized Gain (Loss)                                             --
Change in Unrealized Appreciation /(Depreciation)                    --
Purchases                                                            --
Sales                                                                --
Transfers In                                                         --
Transfers Out                                                        --
                                                         --------------
ENDING BALANCE AT APRIL 30, 2018
Rights                                                               --*
                                                         --------------
Total Level 3 Holdings                                   $           --*
                                                         ==============

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2018.

                        See Notes to Financial Statements                Page 21


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (UNAUDITED)


ASSETS:
Investments, at value.....................................................   $1,625,587,642
Cash......................................................................          502,370
Receivables:
   Investment securities sold.............................................       30,404,917
   Capital shares sold....................................................        2,403,271
   Interest...............................................................        4,330,941
   Dividends..............................................................          299,926
                                                                             --------------
      Total Assets........................................................    1,663,529,067
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................      160,382,948
   Investment advisory fees...............................................        1,031,679
   Unfunded loan commitments..............................................        2,481,320
                                                                             --------------
      Total Liabilities...................................................      163,895,947
                                                                             --------------
NET ASSETS................................................................   $1,499,633,120
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,515,542,683
Par value.................................................................          312,000
Accumulated net investment income (loss)..................................         (257,188)
Accumulated net realized gain (loss) on investments.......................      (10,595,415)
Net unrealized appreciation (depreciation) on investments.................       (5,368,960)
                                                                             --------------
NET ASSETS................................................................   $1,499,633,120
                                                                             ==============
NET ASSET VALUE, per share................................................   $        48.07
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       31,200,002
                                                                             ==============
Investments, at cost......................................................   $1,630,956,602
                                                                             ==============


Page 22                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $   30,772,176
Dividends.................................................................        1,005,715
                                                                             --------------
   Total investment income................................................       31,777,891
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................        5,816,078
                                                                             --------------
   Total expenses.........................................................        5,816,078
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       25,961,813
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................       (3,747,570)
Net change in unrealized appreciation (depreciation) on investments.......       (1,027,693)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       (4,775,263)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $   21,186,550
                                                                             ==============


                        See Notes to Financial Statements                Page 23


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               4/30/2018           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2017
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   25,961,813      $   40,103,054
Net realized gain (loss)..................................................       (3,747,570)         (2,293,309)
Net change in unrealized appreciation (depreciation)......................       (1,027,693)         (1,610,792)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........       21,186,550          36,198,953
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................      (26,967,127)        (40,155,753)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      163,815,180         751,278,508
Cost of shares redeemed...................................................               --                  --
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................      163,815,180         751,278,508
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................      158,034,603         747,321,708

NET ASSETS:
Beginning of period.......................................................    1,341,598,517         594,276,809
                                                                             --------------      --------------
End of period.............................................................   $1,499,633,120      $1,341,598,517
                                                                             ==============      ==============
Accumulated net investment income (loss) at end of period.................   $     (257,188)     $      748,126
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       27,800,002          12,300,002
Shares sold...............................................................        3,400,000          15,500,000
Shares redeemed...........................................................               --                  --
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       31,200,002          27,800,002
                                                                             ==============      ==============


Page 24                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED                        YEAR ENDED OCTOBER 31,                        PERIOD
                                           4/30/2018     ---------------------------------------------------------      ENDED
                                          (UNAUDITED)        2017           2016           2015           2014       10/31/2013 (a)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....   $    48.26     $    48.32     $    48.07     $    49.09     $    49.45     $    50.00
                                           ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............         0.90           1.68           1.80           1.90           1.77           0.90
Net realized and unrealized gain
   (loss)...............................        (0.15)         (0.04)          0.27          (1.03)         (0.36)         (0.45)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations........         0.75           1.64           2.07           0.87           1.41           0.45
                                           ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................        (0.94)         (1.70)         (1.82)         (1.89)         (1.77)         (0.85)
Return of capital.......................           --             --             --             --             --          (0.15)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions paid to
   shareholders.........................        (0.94)         (1.70)         (1.82)         (1.89)         (1.77)         (1.00)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period..........   $    48.07     $    48.26     $    48.32     $    48.07     $    49.09     $    49.45
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)........................         1.56%          3.43%          4.43%          1.75%          2.91%          0.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $1,499,633     $1,341,599     $  594,277     $  362,899     $  196,342     $   96,432
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (c).......................         0.85% (d)      0.85%          0.85%          0.85%          0.85%          0.85%(d)
Ratio of net investment income (loss) to
   average net assets...................         3.79% (d)      3.53%          3.84%          3.97%          3.61%          3.29%(d)
Portfolio turnover rate (e).............           49%           110%            67%            71%            97%            51%


(a)   Inception date is May 1, 2013, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSL" on The Nasdaq Stock
Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation
Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in
Creation Units, the shares are not redeemable securities of the Fund.

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by
investing at least 80% of its net assets (including investment borrowings) in a portfolio of first lien senior floating rate bank loans ("Senior Loans")(1). The
S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan
Index. The Markit iBoxx USD Liquid Leveraged Loan Index (the "Secondary Index")
selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the Primary or Secondary Index. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately
50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). The
Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's

-----------------------------

(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4)    issuer-specific conditions (such as significant credit
            deterioration); and
      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6)    the information as to any transactions in or offers for the security;
      7)    the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
      8)    the coupon payments;
      9)    the quality, value and salability of collateral, if any, securing the security;
     10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;
     11)    the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)    borrower's/issuer's competitive position within the industry;
     13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2018.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw term loan commitments, which are marked to market daily, of $2,481,320 as of April 30, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2017 was as follows:

Distributions paid from:
Ordinary income.................................    $   40,155,753
Capital gains...................................                --
Return of capital...............................                --

As of October 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................    $      744,772
Accumulated capital and other gain (loss).......        (5,650,226)
Net unrealized appreciation (depreciation)......        (5,535,532)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014,
2015, 2016 and 2017 remain open to federal and state audit. As of April 30,
2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2017, the
Fund had $5,650,226 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2017, the Fund had no net ordinary losses.

                                                                         Page 29

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2018, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $832,315,438 and $634,753,639, respectively.

For the six months ended April 30, 2018, there were no in-kind transactions.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund entered into a $320 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Prior to March 7, 2018, the commitment amount was $220 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2018.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the
Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized
Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 31

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ADDITIONAL INFORMATION
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on Securities and Exchange
Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in
Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN
DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST
PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS
AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS
ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF
ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE
DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE
DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the
Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial
Statements) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the
Fund's net asset value and possibly face delisting.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. First lien senior floating rate bank loans ("Senior Loans"), in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these Senior Loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior
Loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loan may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

CALL RISK. If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Such redemptions and subsequent reinvestments would also increase the Fund's portfolio turnover rate.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

CONVERTIBLE BONDS RISK. The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S.
currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of your Fund shares.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. You may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge certain of its non-U.S. dollar holdings.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of

                                                                         Page 33

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by
Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the
Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the
Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2018 (UNAUDITED)

OTHER DEBT SECURITIES RISK. Secured loans that are not first lien loans, unsecured loans and other debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments.
Additionally, most fixed income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREPAYMENT RISK. Loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the
Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for
Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The
Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

                                                                         Page 35


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2018


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2018

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS) SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Tactical High Yield ETF, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow
Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o     The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o     The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o     The Nasdaq Composite set a record by having 11 months of gains in
            2017 (June was the only down month, and by just 0.86%); and

      o     The MSCI AC World Index (containing constituents from 47 countries)
            ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

For the entire first quarter of 2018, increased volatility was the norm. The S&P
500(R) Index was off to a strong start in January as it returned over 7.5% from
January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into
"correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the
"Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies,
Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S.
corporate debt obligations, bank loans and convertible bonds. The Fund may invest up to 10% of its net assets (including investment borrowings) in non-U.S.
securities denominated in non-U.S. currencies. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The Fund invests no more than 15% of its net assets in Distressed Securities, as determined at the time of the investment. The Fund may also invest in investment grade corporate debt obligations and government securities to manage overall credit and duration risk. The Fund does not have any portfolio maturity limitation and may invest its assets in securities with short-term, medium-term or long-term maturities. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may, under normal market conditions, invest up to 30% of its net assets (including investment borrowings)
in U.S. exchange-traded options on futures contracts and U.S. exchange-traded futures contracts. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL             CUMULATIVE
                                                                          TOTAL RETURNS            TOTAL RETURNS
                                               6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                Ended       Ended      Ended     (2/25/13)      Ended     (2/25/13)
                                               4/30/18     4/30/18    4/30/18    to 4/30/18    4/30/18    to 4/30/18
FUND PERFORMANCE
NAV                                              0.03%      2.55%      4.15%      4.80%        22.53%       27.47%
Market Price                                     0.11%      2.50%      4.12%      4.78%        22.39%       27.35%

INDEX PERFORMANCE
ICE BofAML US High Yield
   Constrained Index                            -0.23%      3.25%      4.77%      5.22%        26.23%       30.12%
------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Annual
Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS(1)
-----------------------------------------------------------
Health Care Providers & Services               18.6%
Media                                          13.4
Hotels, Restaurants & Leisure                  12.6
Software                                        6.8
Pharmaceuticals                                 6.1
Oil, Gas & Consumable Fuels                     3.9
Real Estate Management &
   Development                                  3.5
Food & Staples Retailing                        3.1
Professional Services                           2.8
Diversified Telecommunication
   Services                                     2.7
Containers & Packaging                          2.4
Life Sciences Tools & Services                  2.0
Diversified Financial Services                  1.9
Food Products                                   1.9
Technology Hardware, Storage &
   Peripherals                                  1.7
Wireless Telecommunication Services             1.6
Health Care Equipment & Supplies                1.5
Metals & Mining                                 1.5
Insurance                                       1.4
Building Products                               1.3
Auto Components                                 1.3
Independent Power and Renewable
   Electricity Producers                        1.0
Household Products                              0.9
Specialty Retail                                0.9
Diversified Consumer Services                   0.8
Capital Markets                                 0.8
Trading Companies & Distributors                0.7
Commercial Services & Supplies                  0.6
Road & Rail                                     0.6
Equity Real Estate Investment Trusts
   (REITs)                                      0.5
Automobiles                                     0.3
Internet Software & Services                    0.3
Machinery                                       0.1
Distributors                                    0.1
Chemicals                                       0.1
IT Services                                     0.1
Energy Equipment & Services                     0.1
Aerospace & Defense                             0.1
Consumer Finance                                0.0*
Construction Materials                          0.0*
Industrial Conglomerates                        0.0*
Electric Utilities                              0.0*
                                             --------
     Total                                    100.0%
                                             ========

*  Amount is less than 0.1%.

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                                65.5%
Senior Floating-Rate Loan Interests            26.8
Foreign Corporate Bonds                         7.7
Rights                                          0.0*
                                             --------
     Total                                    100.0%
                                             ========

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
CREDIT QUALITY (S&P RATINGS)(2)           INVESTMENTS(1)
-----------------------------------------------------------
BBB-                                            1.7%
BB+                                             4.4
BB                                             10.2
BB-                                            15.8
B+                                             20.2
B                                              13.7
B-                                             20.6
CCC+                                            9.9
CCC                                             2.5
CCC-                                            0.6
D                                               0.4
                                             --------
     Total                                    100.0%
                                             ========

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
TOP 10 ISSUERS                            INVESTMENTS(1)
-----------------------------------------------------------
Tenet Healthcare Corp.                          3.3%
Amaya Holdings B.V.                             2.5
MPH Acquisition Holdings LLC                    2.4
Valeant Pharmaceuticals International, Inc.     2.4
BMC Software Finance, Inc.                      2.3
Cequel Communications LLC                       2.2
Gray Television, Inc.                           1.9
Sinclair Television Group, Inc.                 1.9
Dell International LLC / EMC Corp.              1.7
Six Flags Entertainment Corp.                   1.7
                                             --------
     Total                                     22.3%
                                             ========

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Rating Group, a division of the
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 25, 2013 - APRIL 30, 2018

            First Trust Tactical       ICE BofAML US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 27, 2013
(commencement of trading) through April 30, 2018. Shareholders may pay more than
NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
2/27/13 - 10/31/13      94         37          0           0          37          5          0           0
11/1/13 - 10/31/14     158         29          0           0          63          2          0           0
11/1/14 - 10/31/15     177          8          2           0          60          4          0           0
11/1/15 - 10/31/16     201          7          0           0          42          2          0           0
11/1/16 - 10/31/17     197          1          0           0          53          1          0           0
11/1/17 - 4/30/18       53          0          0           0          70          0          0           0



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2018 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is comprised of
15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2018, the First Trust Leveraged Finance
Team managed or supervised approximately $4.03 billion in senior secured bank loans and high-yield bonds. These assets are spread across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITS fund and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
ORLANDO PURPURA, CFA, CPA, CMT - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2018 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                    BEGINNING             ENDING         BASED ON THE         EXPENSES PAID
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                 NOVEMBER 1, 2017     APRIL 30, 2018        PERIOD         SIX-MONTH PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00           $1,000.30            1.12%                $5.55
Hypothetical (5% return before expenses)            $1,000.00           $1,019.24            1.12%                $5.61


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 69.4%

                  AEROSPACE & DEFENSE -- 0.0%
$        214,000  BBA US Holdings, Inc. (a).......................................      5.38%        05/01/26    $       215,729
                                                                                                                 ---------------
                  AGRICULTURAL PRODUCTS -- 0.1%
       1,450,000  Lamb Weston Holdings, Inc. (a)..................................      4.63%        11/01/24          1,444,563
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.9%
         500,000  Level 3 Financing, Inc..........................................      5.38%        08/15/22            503,750
         500,000  Level 3 Financing, Inc..........................................      5.13%        05/01/23            496,875
       2,000,000  Level 3 Financing, Inc..........................................      5.38%        01/15/24          1,985,000
       7,437,000  Level 3 Parent LLC (b)..........................................      5.75%        12/01/22          7,511,370
                                                                                                                 ---------------
                                                                                                                      10,496,995
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 1.8%
         250,000  Infor US, Inc. (a)..............................................      5.75%        08/15/20            255,313
       8,400,000  Infor US, Inc. (b)..............................................      6.50%        05/15/22          8,568,000
      12,989,000  RP Crown Parent LLC (a).........................................      7.38%        10/15/24         13,508,559
                                                                                                                 ---------------
                                                                                                                      22,331,872
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.7%
         425,000  American Axle & Manufacturing, Inc. (b).........................      7.75%        11/15/19            450,500
       1,000,000  American Axle & Manufacturing, Inc..............................      6.63%        10/15/22          1,035,000
       7,514,000  Cooper-Standard Automotive, Inc. (a)............................      5.63%        11/15/26          7,476,430
                                                                                                                 ---------------
                                                                                                                       8,961,930
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.1%
         815,000  KAR Auction Services, Inc. (a)..................................      5.13%        06/01/25            792,588
                                                                                                                 ---------------
                  BROADCASTING -- 6.3%
      26,086,000  Gray Television, Inc. (a) (b)...................................      5.88%        07/15/26         25,172,989
       1,375,000  LIN Television Corp.............................................      5.88%        11/15/22          1,419,688
       4,200,000  Nexstar Broadcasting, Inc. (a)..................................      6.13%        02/15/22          4,341,750
      16,392,000  Nexstar Broadcasting, Inc. (a) (b)..............................      5.63%        08/01/24         16,187,099
         495,000  Sinclair Television Group, Inc..................................      5.38%        04/01/21            501,188
      11,463,000  Sinclair Television Group, Inc. (a).............................      5.63%        08/01/24         11,377,027
      10,599,000  Sinclair Television Group, Inc. (a).............................      5.88%        03/15/26         10,506,259
       2,894,000  Sinclair Television Group, Inc. (a).............................      5.13%        02/15/27          2,698,655
       4,000,000  Tribune Media Co................................................      5.88%        07/15/22          4,070,000
                                                                                                                 ---------------
                                                                                                                      76,274,655
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.2%
       1,000,000  CEMEX Finance LLC (a)...........................................      6.00%        04/01/24          1,030,500
         235,000  Jeld-Wen, Inc. (a)..............................................      4.63%        12/15/25            225,600
       2,085,000  Jeld-Wen, Inc. (a)..............................................      4.88%        12/15/27          1,970,325
         745,000  Lennar Corp. (a)................................................      5.88%        11/15/24            772,938
       9,695,000  Lennar Corp. (a) (b)............................................      5.25%        06/01/26          9,525,337
         417,000  Standard Industries, Inc. (a)...................................      5.38%        11/15/24            424,558
         295,000  Standard Industries, Inc. (a)...................................      6.00%        10/15/25            307,538
         892,000  Standard Industries, Inc. (a)...................................      5.00%        02/15/27            862,037
                                                                                                                 ---------------
                                                                                                                      15,118,833
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 4.2%
      16,855,000  Altice US Finance I Corp. (a) (b)...............................      5.50%        05/15/26         16,517,900
       7,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)...............      5.75%        01/15/24          7,589,249
       6,700,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.88%        04/01/24          6,809,880
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.75%        02/15/26            995,000
       1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%        05/01/26          1,464,300
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%        05/01/27          2,656,821


                        See Notes to Financial Statements                 Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  CABLE & SATELLITE (CONTINUED)
$     10,107,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a)....................................................      7.75%        07/15/25    $    10,662,885
         800,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a)....................................................      7.50%        04/01/28            815,000
       1,000,000  CSC Holdings LLC (a)............................................     10.13%        01/15/23          1,111,250
         819,000  CSC Holdings LLC (a)............................................      5.50%        04/15/27            788,124
       1,800,000  CSC Holdings LLC (a)............................................      5.38%        02/01/28          1,687,500
         100,000  Mediacom Broadband LLC / Mediacom Broadband Corp................      5.50%        04/15/21            101,500
                                                                                                                 ---------------
                                                                                                                      51,199,409
                                                                                                                 ---------------
                  CASINOS & GAMING -- 4.5%
       2,100,000  Boyd Gaming Corp................................................      6.38%        04/01/26          2,203,887
      19,770,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a).............      5.25%        10/15/25         18,929,774
       1,863,000  Eldorado Resorts, Inc...........................................      6.00%        04/01/25          1,856,014
         150,000  GLP Capital LP / GLP Financing II, Inc..........................      5.38%        04/15/26            151,500
       8,600,000  MGM Resorts International (b)...................................      7.75%        03/15/22          9,567,500
       2,200,000  MGM Resorts International (b)...................................      6.00%        03/15/23          2,307,250
       2,439,000  Penn National Gaming, Inc. (a)..................................      5.63%        01/15/27          2,341,440
       4,152,000  Scientific Games International, Inc. (a)........................      5.00%        10/15/25          4,021,004
       9,045,000  Station Casinos LLC (a).........................................      5.00%        10/01/25          8,683,200
       4,500,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...........      5.50%        03/01/25          4,490,550
         410,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...........      5.25%        05/15/27            397,311
                                                                                                                 ---------------
                                                                                                                      54,949,430
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         483,000  Peabody Energy Corp. (a)........................................      6.00%        03/31/22            497,949
         967,000  Peabody Energy Corp. (a)........................................      6.38%        03/31/25          1,011,724
                                                                                                                 ---------------
                                                                                                                       1,509,673
                                                                                                                 ---------------
                  COMPUTER & ELECTRONICS RETAIL -- 0.4%
       4,850,000  Energizer Holdings, Inc. (a)....................................      5.50%        06/15/25          4,825,750
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.0%
         300,000  Summit Materials LLC / Summit Materials Finance Corp............      6.13%        07/15/23            308,160
          81,000  Summit Materials LLC / Summit Materials Finance Corp. (a).......      5.13%        06/01/25             78,773
                                                                                                                 ---------------
                                                                                                                         386,933
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.0%
         406,000  FirstCash, Inc. (a).............................................      5.38%        06/01/24            414,120
                                                                                                                 ---------------
                  DISTRIBUTORS -- 0.1%
       1,450,000  HD Supply, Inc. (a).............................................      5.75%        04/15/24          1,526,125
                                                                                                                 ---------------
                  DIVERSIFIED METALS & MINING -- 0.7%
       8,111,000  Freeport-McMoRan, Inc...........................................      6.88%        02/15/23          8,739,603
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 1.8%
       5,810,000  KB Home (b).....................................................      7.00%        12/15/21          6,194,912
       1,725,000  KB Home.........................................................      7.63%        05/15/23          1,903,969
       1,000,000  Meritage Homes Corp.............................................      7.00%        04/01/22          1,102,500
       4,302,000  PulteGroup, Inc.................................................      5.50%        03/01/26          4,387,825
       7,914,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b).............      5.88%        06/15/24          8,062,388
                                                                                                                 ---------------
                                                                                                                      21,651,594
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
       3,285,000  Wrangler Buyer Corp. (a)........................................      6.00%        10/01/25          3,252,150
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
$        100,000  Scotts Miracle-Gro (The) Co.....................................      6.00%        10/15/23    $       105,103
                                                                                                                 ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.1%
       1,741,000  MSCI, Inc. (a)..................................................      5.75%        08/15/25          1,827,528
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.3%
       3,535,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. /
                     Albertson's LLC..............................................      5.75%        03/15/25          3,097,544
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.7%
       6,950,000  DJO Finance LLC / DJO Finance Corp. (a) (b).....................      8.13%        06/15/21          6,993,438
         700,000  Hill-Rom Holdings, Inc. (a).....................................      5.75%        09/01/23            726,250
         419,000  Teleflex, Inc...................................................      4.63%        11/15/27            401,716
                                                                                                                 ---------------
                                                                                                                       8,121,404
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 9.7%
         250,000  Acadia Healthcare Co., Inc......................................      6.50%        03/01/24            260,000
         250,000  Encompass Health Corp...........................................      5.13%        03/15/23            255,000
      14,303,000  Encompass Health Corp. (b)......................................      5.75%        11/01/24         14,606,939
         250,000  Encompass Health Corp...........................................      5.75%        09/15/25            256,875
       1,000,000  HCA, Inc........................................................      7.50%        02/15/22          1,102,500
       3,524,000  HCA, Inc........................................................      5.88%        05/01/23          3,682,580
       7,019,000  HCA, Inc. (b)...................................................      5.38%        02/01/25          7,001,452
       6,530,000  HCA, Inc........................................................      5.88%        02/15/26          6,627,950
       6,750,000  Kindred Healthcare, Inc.........................................      8.00%        01/15/20          7,264,688
       9,500,000  Kindred Healthcare, Inc. (b)....................................      6.38%        04/15/22          9,796,875
         500,000  LifePoint Health, Inc...........................................      5.50%        12/01/21            503,125
       1,500,000  LifePoint Health, Inc...........................................      5.88%        12/01/23          1,486,875
       3,828,000  LifePoint Health, Inc...........................................      5.38%        05/01/24          3,660,525
      17,914,000  Select Medical Corp. (b)........................................      6.38%        06/01/21         18,205,102
       3,000,000  Tenet Healthcare Corp...........................................      6.75%        02/01/20          3,101,250
      10,139,000  Tenet Healthcare Corp. (a)......................................      7.50%        01/01/22         10,721,992
      27,514,000  Tenet Healthcare Corp. (b)......................................      8.13%        04/01/22         28,752,129
       1,000,000  Universal Health Services, Inc. (a).............................      5.00%        06/01/26            982,500
                                                                                                                 ---------------
                                                                                                                     118,268,357
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 1.8%
       1,680,000  DaVita, Inc.....................................................      5.13%        07/15/24          1,630,650
       1,976,000  DaVita, Inc.....................................................      5.00%        05/01/25          1,877,595
       5,638,000  Envision Healthcare Corp. (a)...................................      5.13%        07/01/22          5,595,715
       2,700,000  Envision Healthcare Corp. (b)...................................      5.63%        07/15/22          2,720,250
       3,800,000  Envision Healthcare Corp. (a)...................................      6.25%        12/01/24          3,971,000
       6,701,000  MEDNAX, Inc. (a)................................................      5.25%        12/01/23          6,667,495
                                                                                                                 ---------------
                                                                                                                      22,462,705
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.2%
      14,663,000  Change Healthcare Holdings LLC / Change Healthcare
                     Finance, Inc. (a) (b)........................................      5.75%        03/01/25         14,388,069
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.4%
       3,600,000  ESH Hospitality, Inc. (a).......................................      5.25%        05/01/25          3,528,000
         820,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                     Corp.........................................................      4.63%        04/01/25            797,286
                                                                                                                 ---------------
                                                                                                                       4,325,286
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  HOUSEHOLD PRODUCTS -- 0.2%
$      2,000,000  Spectrum Brands, Inc............................................      6.13%        12/15/24    $     2,040,000
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.1%
       1,346,000  Calpine Corp....................................................      5.50%        02/01/24          1,240,003
         942,000  Calpine Corp. (a)...............................................      5.25%        06/01/26            904,909
       8,700,000  NRG Energy, Inc. (b)............................................      6.25%        07/15/22          8,961,000
       1,881,000  NRG Energy, Inc. (a)............................................      5.75%        01/15/28          1,866,892
                                                                                                                 ---------------
                                                                                                                      12,972,804
                                                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES -- 0.0%
         235,000  RBS Global, Inc. / Rexnord LLC (a)..............................      4.88%        12/15/25            227,363
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.1%
         858,000  SPX FLOW, Inc. (a)..............................................      5.63%        08/15/24            873,015
         858,000  SPX FLOW, Inc. (a)..............................................      5.88%        08/15/26            879,450
                                                                                                                 ---------------
                                                                                                                       1,752,465
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.1%
       1,000,000  HUB International Ltd. (a)......................................      7.88%        10/01/21          1,042,700
          86,000  HUB International Ltd. (a)......................................      7.00%        05/01/26             86,323
                                                                                                                 ---------------
                                                                                                                       1,129,023
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
       9,000,000  Frontier Communications Corp....................................      8.13%        10/01/18          9,135,000
       4,000,000  Frontier Communications Corp....................................      7.13%        03/15/19          4,000,000
      10,851,000  Zayo Group LLC / Zayo Capital, Inc. (a).........................      5.75%        01/15/27         10,800,868
                                                                                                                 ---------------
                                                                                                                      23,935,868
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.5%
       5,740,000  LPL Holdings, Inc. (a)..........................................      5.75%        09/15/25          5,582,150
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.1%
         924,000  Gartner, Inc. (a)...............................................      5.13%        04/01/25            928,343
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 2.9%
       1,850,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op (a).........................      5.38%        04/15/27          1,845,375
      12,320,000  Constellation Merger Sub, Inc. (a)..............................      8.50%        09/15/25         12,073,600
      12,300,000  Six Flags Entertainment Corp. (a)...............................      4.88%        07/31/24         12,050,309
       9,354,000  Six Flags Entertainment Corp. (a)...............................      5.50%        04/15/27          9,307,230
                                                                                                                 ---------------
                                                                                                                      35,276,514
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 1.2%
       1,360,000  inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv
                     Health Clinical, Inc. (a)....................................      7.50%        10/01/24          1,451,800
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            792,000
       7,683,000  Jaguar Holding Co. II / Pharmaceutical Product Development
                     LLC (a)......................................................      6.38%        08/01/23          7,798,245
       4,292,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                     Diagnostics SA (a) (b).......................................      6.63%        05/15/22          4,270,540
         412,000  West Street Merger Sub, Inc. (a)................................      6.38%        09/01/25            406,850
                                                                                                                 ---------------
                                                                                                                      14,719,435
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 3.5%
       2,667,000  Centene Corp....................................................      6.13%        02/15/24          2,800,350
      27,702,000  MPH Acquisition Holdings LLC (a) (b)............................      7.13%        06/01/24         28,325,294
       1,675,000  Polaris Intermediate Corp. (a) (c)..............................      8.50%        12/01/22          1,704,313


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  MANAGED HEALTH CARE (CONTINUED)
$      9,110,000  WellCare Health Plans, Inc......................................      5.25%        04/01/25    $     9,179,236
                                                                                                                 ---------------
                                                                                                                      42,009,193
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.2%
         961,000  Berry Global, Inc. (a)..........................................      4.50%        02/15/26            920,158
         961,000  Crown Americas LLC / Crown Americas Capital Corp. VI (a)........      4.75%        02/01/26            929,767
         795,000  Owens-Brockway Glass Container, Inc. (a)........................      5.88%        08/15/23            815,869
         350,000  Owens-Brockway Glass Container, Inc. (a)........................      6.38%        08/15/25            368,375
                                                                                                                 ---------------
                                                                                                                       3,034,169
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.6%
       3,000,000  AMC Entertainment Holdings, Inc.................................      5.88%        02/15/22          3,048,750
      12,690,000  AMC Entertainment Holdings, Inc.................................      5.75%        06/15/25         12,356,888
       2,254,000  Cinemark USA, Inc. (b)..........................................      4.88%        06/01/23          2,237,095
       1,100,000  Live Nation Entertainment, Inc. (a) (b).........................      5.38%        06/15/22          1,128,875
         828,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26            828,000
                                                                                                                 ---------------
                                                                                                                      19,599,608
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 2.3%
       3,700,000  Murphy Oil Corp.................................................      6.88%        08/15/24          3,926,625
       3,250,000  Sanchez Energy Corp.............................................      7.75%        06/15/21          3,030,625
       3,125,000  Sanchez Energy Corp.............................................      6.13%        01/15/23          2,272,500
      11,239,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                     Corp. (a)....................................................      5.50%        09/15/24         11,463,780
       7,712,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                     Corp. (a)....................................................      5.50%        01/15/28          7,712,000
                                                                                                                 ---------------
                                                                                                                      28,405,530
                                                                                                                 ---------------
                  OIL & GAS REFINING & MARKETING -- 0.0%
         415,000  Murphy Oil USA, Inc.............................................      5.63%        05/01/27            414,481
                                                                                                                 ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 1.7%
      14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp.................................................      6.25%        04/01/23         14,823,660
       4,000,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp.................................................      5.75%        04/01/25          3,985,000
       1,035,000  Holly Energy Partners LP / Holly Energy Finance Corp. (a).......      6.00%        08/01/24          1,042,763
         312,000  Summit Midstream Holdings LLC / Summit Midstream
                     Finance Corp.................................................      5.50%        08/15/22            304,200
                                                                                                                 ---------------
                                                                                                                      20,155,623
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.6%
       2,040,000  B&G Foods, Inc..................................................      5.25%        04/01/25          1,871,700
       6,315,000  Post Holdings, Inc. (a).........................................      5.50%        03/01/25          6,220,275
       8,996,000  Post Holdings, Inc. (a).........................................      5.00%        08/15/26          8,456,240
       3,240,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          3,180,222
                                                                                                                 ---------------
                                                                                                                      19,728,437
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.4%
      16,543,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (a) (b).............................      7.00%        07/15/24         17,256,417
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 3.5%
       4,028,000  Eagle Holding Co. II LLC (a) (d)................................      7.63%        05/15/22          4,088,420
      17,865,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).....................      7.25%        01/15/22         15,229,913
       6,248,000  Horizon Pharma, Inc.............................................      6.63%        05/01/23          6,279,240


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$     17,273,000  Valeant Pharmaceuticals International (a).......................      6.75%        08/15/21    $    17,445,729
                                                                                                                 ---------------
                                                                                                                      43,043,302
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.7%
       8,916,000  Realogy Group LLC / Realogy Co-Issuer Corp. (a).................      4.88%        06/01/23          8,662,340
                                                                                                                 ---------------

                  RESEARCH & CONSULTING SERVICES -- 0.1%
         625,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.00%        04/15/22            631,313
                                                                                                                 ---------------
                  RESTAURANTS -- 0.3%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            649,433
       3,418,000  IRB Holding Corp. (a)...........................................      6.75%        02/15/26          3,306,915
                                                                                                                 ---------------
                                                                                                                       3,956,348
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.0%
         291,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27            268,448
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.2%
       2,000,000  Aramark Services, Inc...........................................      4.75%        06/01/26          1,945,000
         481,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28            469,576
                                                                                                                 ---------------
                                                                                                                       2,414,576
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.1%
         900,000  Valvoline, Inc..................................................      5.50%        07/15/24            924,750
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 1.7%
      20,029,000  BMC Software Finance, Inc. (a) (b)..............................      8.13%        07/15/21         20,079,073
          82,000  Symantec Corp. (a)..............................................      5.00%        04/15/25             82,581
                                                                                                                 ---------------
                                                                                                                      20,161,654
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.8%
       1,850,000  Dell International LLC / EMC Corp. (a)..........................      5.88%        06/15/21          1,907,970
      12,850,000  Dell International LLC / EMC Corp. (a) (b)......................      7.13%        06/15/24         13,697,455
       6,440,000  Dell International LLC / EMC Corp. (a)..........................      6.02%        06/15/26          6,840,615
                                                                                                                 ---------------
                                                                                                                      22,446,040
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.8%
       5,000,000  United Rentals North America, Inc...............................      5.75%        11/15/24          5,181,250
         250,000  United Rentals North America, Inc...............................      5.50%        07/15/25            257,188
       2,948,000  United Rentals North America, Inc...............................      5.88%        09/15/26          3,084,345
         945,000  United Rentals North America, Inc...............................      5.50%        05/15/27            942,638
                                                                                                                 ---------------
                                                                                                                       9,465,421
                                                                                                                 ---------------
                  TRUCKING -- 0.6%
       2,300,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)......      5.13%        06/01/22          2,297,125
       4,875,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)......      5.50%        04/01/23          4,844,531
         250,000  Hertz (The) Corp................................................      7.38%        01/15/21            248,750
         100,000  Hertz (The) Corp. (a)...........................................      5.50%        10/15/24             84,250
                                                                                                                 ---------------
                                                                                                                       7,474,656
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
         205,000  SBA Communications Corp. (a)....................................      4.00%        10/01/22            196,288
       9,469,000  SBA Communications Corp.........................................      4.88%        09/01/24          9,125,748
       4,000,000  Sprint Capital Corp.............................................      6.90%        05/01/19          4,129,999
       1,020,000  Sprint Communications, Inc. (a).................................      9.00%        11/15/18          1,049,963
       2,250,000  Sprint Communications, Inc. (b).................................      7.00%        08/15/20          2,376,833
         150,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23            155,813


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$      1,180,000  T-Mobile USA, Inc...............................................      5.13%        04/15/25    $     1,191,800
         416,000  T-Mobile USA, Inc...............................................      4.50%        02/01/26            400,920
       1,872,000  T-Mobile USA, Inc...............................................      4.75%        02/01/28          1,803,765
                                                                                                                 ---------------
                                                                                                                      20,431,129
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS.......................................................................       845,735,348
                  (Cost $849,139,722)                                                                            ---------------

FOREIGN CORPORATE BONDS -- 8.2%

                  ALUMINUM -- 0.9%
       9,376,000  Alcoa Nederland Holding BV (a)..................................      7.00%        09/30/26         10,266,720
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.1%
         965,000  Delphi Technologies PLC (a).....................................      5.00%        10/01/25            930,622
                                                                                                                 ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.3%
       4,000,000  Fiat Chrysler Automobiles NV....................................      5.25%        04/15/23          4,165,000
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.9%
       9,000,000  Cemex SAB de C.V. (a) (b).......................................      7.75%        04/16/26          9,891,000
       1,283,000  Masonite International Corp. (a)................................      5.63%        03/15/23          1,327,905
                                                                                                                 ---------------
                                                                                                                      11,218,905
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 1.8%
         200,000  Unitymedia GmbH (a).............................................      6.13%        01/15/25            211,000
       3,703,000  UPCB Finance IV Ltd. (a)........................................      5.38%        01/15/25          3,638,198
       2,000,000  Virgin Media Finance PLC (a)....................................      6.38%        04/15/23          2,025,000
       2,480,000  Virgin Media Finance PLC (a)....................................      6.00%        10/15/24          2,439,699
       1,654,000  Virgin Media Finance PLC (a)....................................      5.75%        01/15/25          1,573,368
       2,000,000  Virgin Media Secured Finance PLC (a)............................      5.25%        01/15/26          1,912,500
       7,073,000  Virgin Media Secured Finance PLC (a)............................      5.50%        08/15/26          6,825,444
       3,766,000  Ziggo Secured Finance BV (a)....................................      5.50%        01/15/27          3,558,870
                                                                                                                 ---------------
                                                                                                                      22,184,079
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.4%
         250,000  International Game Technology PLC (a)...........................      5.63%        02/15/20            257,188
       3,329,000  International Game Technology PLC (a)...........................      6.25%        02/15/22          3,510,014
       1,673,000  Melco Resorts Finance Ltd. (a)..................................      4.88%        06/06/25          1,570,148
                                                                                                                 ---------------
                                                                                                                       5,337,350
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.4%
       1,275,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a) (b)....................................      5.25%        04/15/21          1,286,156
       3,000,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.88%        04/15/23          3,082,500
         804,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.63%        03/01/24            808,020
                                                                                                                 ---------------
                                                                                                                       5,176,676
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%        01/15/25            947,625
                                                                                                                 ---------------
                  INTERNET SOFTWARE & SERVICES -- 0.3%
       2,507,000  Open Text Corp. (a).............................................      5.63%        01/15/23          2,610,414
       1,000,000  Open Text Corp. (a).............................................      5.88%        06/01/26          1,042,200
                                                                                                                 ---------------
                                                                                                                       3,652,614
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  METAL & GLASS CONTAINERS -- 0.7%
$      2,715,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a).....................................................      7.25%        05/15/24    $     2,874,506
       5,288,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a).....................................................      6.00%        02/15/25          5,360,710
                                                                                                                 ---------------
                                                                                                                       8,235,216
                                                                                                                 ---------------
                  OIL & GAS DRILLING -- 0.1%
         900,000  Weatherford International Ltd...................................      9.88%        02/15/24            870,750
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.2%
       2,849,000  JBS USA LUX SA / JBS USA Finance, Inc. (a) (b)..................      5.88%        07/15/24          2,774,214
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.0%
         970,000  Concordia International Corp. (a) (e)...........................      9.00%        04/01/22            887,550
       4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.75%        08/01/22          3,559,375
       1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC, (a).....................................................      5.63%        10/15/23            787,500
       1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.50%        04/15/25          1,324,531
       5,878,000  Valeant Pharmaceuticals International, Inc. (a).................      7.50%        07/15/21          5,995,560
                                                                                                                 ---------------
                                                                                                                      12,554,516
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
         405,000  IHS Markit Ltd. (a).............................................      4.75%        02/15/25            408,078
         825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a).......................      5.50%        10/01/21            839,438
         813,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a).......................      5.00%        02/01/25            802,838
                                                                                                                 ---------------
                                                                                                                       2,050,354
                                                                                                                 ---------------
                  RESTAURANTS -- 0.8%
       9,458,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      5.00%        10/15/25          9,147,683
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................       99,512,324
                  (Cost $100,630,816)                                                                            ---------------



   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 28.5%

                  AEROSPACE & DEFENSE -- 0.0%
         282,954  TransDigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.65%        06/09/23            284,080
         148,179  TransDigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      5.05%        06/09/23            148,768
                                                                                                                 ---------------
                                                                                                                         432,848
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 2.0%
       2,420,000  CCC Information Services, Inc. Term Loan B, 1 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.91%        03/31/24          2,431,592
         333,598  Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      5.15%        08/06/22            335,839
         462,828  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                     1 Mo. LIBOR + 2.75%, 1.00% Floor.............................      4.65%        10/12/23            465,527
       5,179,778  Kronos, Inc., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.88%        11/01/23          5,223,599


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  APPLICATION SOFTWARE (CONTINUED)
$        486,316  Micro Focus International (MA Finance LLC), MA Finance
                     Term Loan B3, 1 Mo. LIBOR + 2.75%, 0.00% Floor...............      4.65%        06/21/24    $       484,614
       3,284,211  Micro Focus International (MA Finance LLC), Seattle Spinco,
                     Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor................      4.65%        06/21/24          3,272,716
      11,458,002  Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.15%        11/30/24         11,450,897
         924,032  Mitchell International, Inc., Delayed Draw Term Loan (i)........    3.25% (j)      11/30/24            923,460
                                                                                                                 ---------------
                                                                                                                      24,588,244
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.2%
       2,200,000  Victory Capital Holdings (VCH Holdings LLC), Term Loan B,
                     3 Mo. LIBOR + 2.75%, 0.00% Floor.............................      5.05%        02/15/25          2,216,500
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.5%
       6,000,000  Gates Global LLC, Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      5.05%        03/31/24          6,031,740
                                                                                                                 ---------------
                  BROADCASTING -- 0.2%
       2,512,556  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR +
                     3.00%, 0.75% Floor...........................................      4.90%        01/27/24          2,515,696
         201,589  Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      4.90%        12/27/20            201,589
                                                                                                                 ---------------
                                                                                                                       2,717,285
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.0%
         121,419  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      4.30%        12/14/24            121,950
                                                                                                                 ---------------
                  CASINOS & GAMING -- 3.2%
      32,039,100  Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      5.32%        03/28/25         32,141,946
       1,263,158  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.65%        12/22/24          1,273,162
       4,941,176  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      4.65%        10/04/23          4,980,904
                                                                                                                 ---------------
                                                                                                                      38,396,012
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.3%
       3,222,817  Brickman Group Holdings, Inc., Second Lien Term Loan,
                     1 Mo. LIBOR + 6.50%, 1.00% Floor.............................      8.39%        12/18/21          3,238,931
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
         169,950  PSSI (Packers Holdings LLC), Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.13%        12/04/24            170,375
                                                                                                                 ---------------
                  FOOD RETAIL -- 1.4%
       2,276,798  Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      5.29%        12/21/22          2,258,311
      15,205,419  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................      4.96%        06/22/23         15,034,358
                                                                                                                 ---------------
                                                                                                                      17,292,669
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.9%
       5,551,845  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                     Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor..................      5.15%        06/08/20          5,574,386
       5,624,436  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                     Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor..................      5.56%        06/08/20          5,647,271
                                                                                                                 ---------------
                                                                                                                      11,221,657
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE FACILITIES -- 0.7%
$        954,136  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.40%        02/16/23    $       962,885
       7,311,751  CHS/Community Health Systems, Inc., Incremental 2021 Term H
                     Loan, 2 Mo. LIBOR + 3.25%, 1.00% Floor.......................      5.23%        01/27/21          7,086,330
         863,848  CHS/Community Health Systems, Inc., Term Loan G,
                     2 Mo. LIBOR + 3.00%, 1.00% Floor.............................      4.98%        12/06/19            849,543
                                                                                                                 ---------------
                                                                                                                       8,898,758
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 2.5%
       2,209,550  21st Century Oncology, Inc., Tranche B Term Loan,
                     3 Mo. LIBOR + 6.13%, 1.00% Floor.............................      8.48%        01/16/23          2,118,958
         103,807  Air Medical Group Holdings, Inc., 2018 New Term Loan B,
                     1 Mo. LIBOR + 4.25%, 1.00% Floor.............................      6.15%        03/14/25            104,888
         589,529  Air Medical Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.13%        04/28/22            592,181
           2,033  CHG Healthcare Services, Inc., Term Loan B, 2 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      5.06%        06/07/23              2,049
         807,160  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      5.36%        06/07/23            813,553
       3,304,815  Curo Health Services Holdings, Inc., Term Loan B, 3 Mo. LIBOR
                     + 4.00%, 1.00% Floor.........................................      5.81%        02/05/22          3,313,077
       1,797,000  Dupage Medical Group (Midwest Physician), Term Loan B,
                     1 Mo. LIBOR + 2.75%, 0.75% Floor.............................      4.65%        08/15/24          1,797,000
         244,447  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.15%        07/27/23            246,280
       3,443,043  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First
                     Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor......................      6.28%        07/01/21          3,075,085
       4,209,640  Surgery Center Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.16%        08/31/24          4,216,207
       6,115,687  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.65%        02/06/24          5,916,928
       8,776,533  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.55%        12/30/22          8,732,651
                                                                                                                 ---------------
                                                                                                                      30,928,857
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
         353,583  Traeger Grills, Delayed Draw Term Loan (i)......................    4.25% (j)      09/25/24            355,351
         261,890  Traeger Grills, Incremental Term Loan, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.15%        09/25/24            263,200
       2,248,455  Traeger Grills, Term Loan B, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      6.15%        09/25/24          2,259,697
                                                                                                                 ---------------
                                                                                                                       2,878,248
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS -- 0.8%
       7,576,587  Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................  3.99% - 4.08%    06/23/22          7,568,328
       2,423,413  Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      4.36%        06/23/22          2,420,772
                                                                                                                 ---------------
                                                                                                                       9,989,100
                                                                                                                 ---------------
                  HYPERMARKETS & SUPER CENTERS -- 1.6%
       9,350,072  BJ's Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.39%        01/31/24          9,386,070


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HYPERMARKETS & SUPER CENTERS (CONTINUED)
$     10,130,289  BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR +
                     7.50%, 1.00% Floor...........................................      9.39%        02/03/25    $    10,218,929
                                                                                                                 ---------------
                                                                                                                      19,604,999
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 1.4%
         428,571  Amwins Group LLC, Term Loan B (Second Lien), 1 Mo. LIBOR
                     + 6.75%, 1.00% Floor.........................................      8.65%        01/25/25            432,591
      10,413,906  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      5.36%        04/25/25         10,474,620
       5,870,289  USI, Inc. (fka Compass Investors, Inc.), Term Loan B,
                     3 Mo. LIBOR + 3.00%, 0.00% Floor.............................      5.30%        05/15/24          5,889,837
                                                                                                                 ---------------
                                                                                                                      16,797,048
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.1%
         766,768  Planet Fitness Holdings LLC, 2016 Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.75% Floor...........................................      4.65%        03/31/21            772,043
         179,104  Planet Fitness Holdings LLC, 2016 Term Loan, 3 Mo. LIBOR +
                     2.75%, 0.75% Floor...........................................      5.05%        03/31/21            180,336
                                                                                                                 ---------------
                                                                                                                         952,379
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.7%
         399,613  Immucor, Inc., Term Loan B (First Lien), 3 Mo. LIBOR + 5.00%,
                     1.00% Floor..................................................      7.30%        07/30/21            408,105
       1,929,925  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.),
                     Initial Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..........      5.63%        06/30/21          1,941,987
       5,585,542  Parexel (West Street Merger), Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.65%        09/27/24          5,603,024
                                                                                                                 ---------------
                                                                                                                       7,953,116
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.3%
       2,906,574  Davis Vision (Wink Holdco, Inc.), Initial Term Loan,
                     1 Mo. LIBOR + 3.00%, 1.00% Floor.............................      4.90%        12/02/24          2,894,774
         405,303  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B,
                     3 Mo. LIBOR + 2.75%, 1.00% Floor.............................      5.05%        06/07/23            407,272
                                                                                                                 ---------------
                                                                                                                       3,302,046
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.1%
      12,703,776  AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      5.05%        04/04/24         12,757,387
      10,406,250  Duff & Phelps Corp. (Deerfield Dakota), Restatement Term Loan,
                     3 Mo. LIBOR + 3.25%, 1.00% Floor.............................      5.55%        02/13/25         10,414,887
         824,950  First Data Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.15%        04/26/24            827,746
       1,046,747  iPayment, Inc., Term Loan B, 6 Mo. LIBOR + 5.00%,
                     1.00% Floor..................................................      6.62%        04/11/23          1,050,672
                                                                                                                 ---------------
                                                                                                                      25,050,692
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.2%
       2,730,814  Reynolds Group Holdings, Inc., U.S. Term Loan B, 1 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      4.65%        02/05/23          2,747,882
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS -- 2.2%
$      8,048,968  Concordia Healthcare Corp., Initial Dollar Term Loan,
                     1 Mo. LIBOR + 4.25%, 1.00% Floor (e).........................      6.15%        10/21/21    $     7,271,518
       2,334,451  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.........      6.19%        04/29/24          2,319,861
       8,693,641  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.19%        03/29/24          8,755,191
         291,262  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor.......................      4.82%        02/24/25            292,960
         291,262  Mallinckrodt International Finance S.A., Term Loan B,
                     6 Mo. LIBOR + 2.75%, 0.75% Floor.............................      5.20%        09/24/24            288,714
       8,018,075  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor........      5.39%        04/01/22          8,103,307
                                                                                                                 ---------------
                                                                                                                      27,031,551
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 3.0%
      12,491,146  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.15%        09/26/21         10,186,280
      11,350,480  Advantage Sales & Marketing, Inc., Initial Term Loan (First
                     Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor......................      5.15%        07/23/21         10,842,091
       5,055,508  Advantage Sales & Marketing, Inc., Term Loan (Second Lien),
                     1 Mo. LIBOR + 6.50%, 1.00% Floor.............................      8.40%        07/25/22          4,656,679
       1,969,040  Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo. LIBOR
                     + 3.25%, 1.00% Floor.........................................      5.15%        07/23/21          1,881,969
       7,850,000  Information Resources, Inc., Second Lien Term Loan,
                     3 Mo. LIBOR + 8.25%, 1.00% Floor.............................     10.19%        01/20/25          7,869,624
         792,000  Information Resources, Inc., Term Loan B, 3 Mo. LIBOR +
                     4.25%, 1.00% Floor...........................................      6.19%        01/18/24            798,186
                                                                                                                 ---------------
                                                                                                                      36,234,829
                                                                                                                 ---------------
                  RESTAURANTS -- 0.8%
       1,685,000  Portillo's Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR
                     + 8.00%, 1.00% Floor.........................................     10.30%        08/15/22          1,685,000
       8,066,380  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR
                     + 4.50%, 1.00% Floor.........................................      6.80%        08/02/21          8,126,878
                                                                                                                 ---------------
                                                                                                                       9,811,878
                                                                                                                 ---------------
                  RETAIL REIT'S -- 0.5%
       6,067,613  Capital Automotive LLC, 2nd Lien Term Loan, 1 Mo. LIBOR +
                     6.00%, 1.00% Floor...........................................      7.91%        03/24/25          6,128,289
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.7%
       3,900,000  Asurion LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.00%,
                     0.00% Floor..................................................      7.90%        07/31/25          4,005,300
       1,336,572  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.65%        08/04/22          1,345,140
       2,963,106  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.65%        11/03/23          2,983,492
                                                                                                                 ---------------
                                                                                                                       8,333,932
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.3%
       3,704,830  Toys "R" US-Delaware, Inc., Term B-2 Loan, 3 Mo. Prime Rate +
                     2.75%, 1.50% Floor (e) (f)...................................      7.25%        05/25/18          1,370,787
         891,667  Toys "R" US-Delaware, Inc., Term B-3 Loan, 3 Mo. Prime Rate +
                     2.75%, 1.50% Floor (e) (f)...................................      7.25%        05/25/18            329,917


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALTY STORES (CONTINUED)
$      3,666,657  Toys "R" US-Delaware, Inc., Term B-4 Loan, 3 Mo. Prime Rate +
                     7.75%, 1.00% Floor (e) (f)...................................     12.25%        04/25/20    $     1,617,253
                                                                                                                 ---------------
                                                                                                                       3,317,957
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 1.7%
       1,262,391  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      9.30%        09/13/25          1,301,525
       4,727,360  Avast Software B.V. (Sybil Software LLC), Term Loan B,
                     3 Mo. LIBOR + 2.75%, 1.00% Floor.............................      5.05%        09/30/23          4,749,674
       9,823,260  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.15%        09/10/22          9,856,561
       4,285,127  Compuware Corp., Term Loan B3, 1 Mo. LIBOR + 3.50%,
                     1.00% Floor..................................................      5.40%        12/15/21          4,335,477
                                                                                                                 ---------------
                                                                                                                      20,243,237
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      346,633,009
                  (Cost $353,638,046)                                                                            ---------------



     SHARES                                               DESCRIPTION                                                 VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%
                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp. (k)......................................................................            1,121
           2,702  Vistra Energy Corp. Claim (k) (l) (m)........................................................                0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            1,121
                  (Cost $2,830)                                                                                  ---------------

MONEY MARKET FUNDS -- 0.4%
       4,654,475  Morgan Stanley Institutional Liquidity Fund - Treasury
                     Portfolio - Institutional Class - 1.59% (n)...............................................        4,654,475
                  (Cost $4,654,475)                                                                              ---------------

                  TOTAL INVESTMENTS -- 106.5%..................................................................    1,296,536,277
                  (Cost $1,308,065,889) (o)                                                                      ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (4.5%)

$    (35,187,500) United States Treasury Note.....................................      1.50%        04/15/20        (34,522,236)
     (11,000,000) United States Treasury Note.....................................      1.88%        04/30/22        (10,644,863)
     (10,000,000) United States Treasury Note.....................................      2.25%        02/15/27         (9,472,266)
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT NOTES SOLD SHORT.......................................................      (54,639,365)
                  (Proceeds $56,183,432)                                                                         ---------------

U.S. TREASURY BILLS SOLD SHORT -- (2.5%)

    (30,000,000)  U.S. Treasury Bill..............................................       (p)         05/17/18        (29,978,800)
                  (Proceeds $29,978,425)                                                                         ---------------

                  TOTAL INVESTMENTS SOLD SHORT -- (7.0%).......................................................      (84,618,165)
                  (Proceeds $86,161,857)                                                                         ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.5%.....................................................        5,682,105
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,217,600,217
                                                                                                                 ===============


                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"
      or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $613,480,602 or 50.4% of net assets.

(b)   This security or a portion of this security is segregated as collateral for investments sold short.

(c)   These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest
      Rate plus 75 basis points. The first interest payment is scheduled for
      June 1, 2018.

(d)   These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2)
      entirely in PIK interest. Interest paid in cash will accrue at the rate of
      7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2018, this security paid all of its interest in cash.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(g)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate
      ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(h)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(i)   Delayed Draw Term Loan (See Note 2D - Unfunded Loan Commitments in the
      Notes to Financial Statements).

(j)   Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

(k)   Non-income producing security.

(l)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2018, securities noted as such amounted to $0 or
      0.0% of net assets.

(m)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(n)   Rate shown reflects yield as of April 30, 2018.

(o)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,377,050 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,362,970. The net unrealized depreciation was $9,985,920. The amounts presented are inclusive of investments sold short.

(p)   Zero coupon security.

Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2018          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................   $   845,735,348   $            --   $   845,735,348   $            --
Foreign Corporate Bonds*..........................        99,512,324                --        99,512,324                --
Senior Floating-Rate Loan Interests*..............       346,633,009                --       346,633,009                --
Rights:
   Electric Utilities.............................             1,121                --             1,121                --**
Money Market Funds................................         4,654,475         4,654,475                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $ 1,296,536,277   $     4,654,475   $ 1,291,881,802   $            --**
                                                     ===============   ===============   ===============   ===============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2018          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
U.S. Government Notes Sold Short..................   $   (54,639,365)  $            --   $   (54,639,365)  $            --
U.S. Treasury Bills Sold Short....................       (29,978,800)               --       (29,978,800)               --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $   (84,618,165)  $            --   $   (84,618,165)               --
                                                     ===============   ===============   ===============   ===============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Rights value is based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing
Committee to oversee the day-to-day valuation of the Fund's investments. The
Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews.
The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's
Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

                        See Notes to Financial Statements                Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2017
  Rights                                             $               --*
Net Realized Gain (Loss)                                             --
Change in Unrealized Appreciation /(Depreciation)                    --
Purchases                                                            --
Sales                                                                --
Transfers In                                                         --
Transfers Out                                                        --
                                                     ------------------
ENDING BALANCE AT APRIL 30, 2018
  Rights                                                             --*
                                                     ------------------
Total Level 3 Holdings                               $               --*
                                                     ==================

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2018.

Page 22                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $ 1,296,536,277
Cash......................................................................            289,714
Restricted cash...........................................................         34,165,924
Receivables:
   Investment securities sold.............................................         27,945,629
   Interest...............................................................         15,740,794
   Margin interest rebate.................................................             26,299
   Dividends..............................................................              9,933
                                                                              ---------------
      Total Assets........................................................      1,374,714,570
                                                                              ---------------
LIABILITIES:
Investments sold short, at value (proceeds $86,161,857)...................         84,618,165
Payables:
   Investment securities purchased........................................         70,182,697
   Investment advisory fees...............................................            953,886
   Unfunded loan commitment...............................................          1,278,811
   Interest on investments sold short.....................................             70,250
   Margin interest expense................................................             10,544
                                                                              ---------------
      Total Liabilities...................................................        157,114,353
                                                                              ---------------
NET ASSETS................................................................    $ 1,217,600,217
                                                                              ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 1,247,634,101
Par value.................................................................            256,000
Accumulated net investment income (loss)..................................         (2,120,169)
Accumulated net realized gain (loss) on investments and
   investments sold short.................................................        (18,183,795)
Net unrealized appreciation (depreciation) on investments and
   investments sold short.................................................         (9,985,920)
                                                                              ---------------
NET ASSETS................................................................    $ 1,217,600,217
                                                                              ===============
NET ASSET VALUE, per share................................................    $         47.56
                                                                              ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         25,600,002
                                                                              ===============
Investments, at cost......................................................    $ 1,308,065,889
                                                                              ===============


                        See Notes to Financial Statements                Page 23


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $    38,000,532
Margin interest rebate....................................................            411,051
Dividends.................................................................             64,996
                                                                              ---------------
Total investment income...................................................         38,476,579
                                                                              ---------------
EXPENSES:
Investment advisory fees..................................................          5,778,455
Interest on investments sold short........................................            694,896
Margin interest expense...................................................            339,466
                                                                              ---------------
Total expenses............................................................          6,812,817
                                                                              ---------------
NET INVESTMENT INCOME (LOSS)..............................................         31,663,762
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................         (7,241,528)
   Investments sold short.................................................            817,680
   In-kind redemptions....................................................            423,835
                                                                              ---------------
Net realized gain (loss)..................................................         (6,000,013)
                                                                              ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................        (26,386,343)
   Investments sold short.................................................          1,076,515
                                                                              ---------------
Net change in unrealized appreciation (depreciation)......................        (25,309,828)
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (31,309,841)
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $       353,921
                                                                              ===============


Page 24                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED                YEAR
                                                                                 4/30/2018              ENDED
                                                                                (UNAUDITED)          10/31/2017
                                                                              ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    31,663,762      $    61,562,151
Net realized gain (loss)..................................................         (6,000,013)              36,707
Net change in unrealized appreciation (depreciation)......................        (25,309,828)          14,986,926
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........            353,921           76,585,784
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................        (35,721,253)         (62,006,005)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................         36,162,784          327,849,490
Cost of shares redeemed...................................................        (33,760,385)        (169,160,707)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................          2,402,399          158,688,783
                                                                              ---------------      ---------------
Total increase (decrease) in net assets...................................        (32,964,933)         173,268,562

NET ASSETS:
Beginning of period.......................................................      1,250,565,150        1,077,296,588
                                                                              ---------------      ---------------
End of period.............................................................    $ 1,217,600,217      $ 1,250,565,150
                                                                              ===============      ===============
Accumulated net investment income (loss) at end of period.................    $    (2,120,169)     $     1,937,322
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................         25,550,002           22,300,002
Shares sold...............................................................            750,000            6,750,000
Shares redeemed...........................................................           (700,000)          (3,500,000)
                                                                              ---------------      ---------------
Shares outstanding, end of period.........................................         25,600,002           25,550,002
                                                                              ===============      ===============


                        See Notes to Financial Statements                Page 25


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations...........    $       353,921
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Purchases of investments............................................       (668,867,068)
      Borrowed investments sold short.....................................         42,540,955
      Cost to cover short positions.......................................        (46,967,731)
      Sales, maturities and paydowns of investments.......................        632,071,919
      Net amortization/accretion of premiums/discounts on investments.....            (54,774)
      Net realized gain/loss on investments and investments sold short....          6,000,013
      Net change in unrealized appreciation/depreciation on investments...         26,386,343
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................         (1,076,515)
      Decrease in restricted cash.........................................         41,768,724

CHANGES IN ASSETS AND LIABILITIES
      Decrease in interest receivable.....................................          1,448,181
      Increase in dividends receivable....................................             (6,112)
      Increase in margin interest rebate receivable.......................             (6,855)
      Decrease in interest payable on investments sold short..............            (27,311)
      Increase in margin interest expense payable.........................              4,041
      Decrease in investment advisory fees payable........................            (54,896)
                                                                              ---------------
CASH PROVIDED BY OPERATING ACTIVITIES.....................................                         $    33,512,835
                                                                                                   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................         36,162,784
      Cost of shares redeemed.............................................        (33,760,385)
      Distributions to shareholders from net investment income............        (35,721,253)
                                                                              ---------------
CASH USED IN FINANCING ACTIVITIES ........................................                             (33,318,854)
                                                                                                   ---------------
Increase in cash..........................................................                                 193,981
Cash at beginning of period...............................................                                  95,733
                                                                                                   ---------------
CASH AT END OF PERIOD.....................................................                         $       289,714
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $       335,425
                                                                                                   ===============


Page 26                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                          SIX MONTHS
                                            ENDED                        YEAR ENDED OCTOBER 31,                        PERIOD
                                          4/30/2018     ---------------------------------------------------------      ENDED
                                         (UNAUDITED)        2017           2016           2015           2014      10/31/2013 (a)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    48.95     $    48.31     $    48.69     $    51.30     $    51.16     $    50.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    1.25           2.56           2.41           2.64           2.58           1.93
Net realized and unrealized gain (loss)        (1.23)          0.66          (0.14)         (2.23) (b)      0.29           1.38
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.02           3.22           2.27           0.41           2.87           3.31
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.41)         (2.58)         (2.48)         (2.84)         (2.73)         (2.15)
Net realized gain                                 --             --             --          (0.14)            --             --
Return of capital                                 --             --          (0.17)         (0.04)            --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (1.41)         (2.58)         (2.65)         (3.02)         (2.73)         (2.15)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    47.56     $    48.95     $    48.31     $    48.69     $    51.30     $    51.16
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                                0.03%          6.79%          4.89%          0.80% (b)      5.72%          6.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,217,600     $1,250,565     $1,077,297     $  520,954     $  179,533     $   74,178
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   1.12% (d)      1.10%          1.11%          1.23%          1.29%          1.28% (d)
Ratio of total expenses to average net
   assets excluding interest expense            0.95% (d)      0.95%          0.95%          0.95%          0.95%          0.95% (d)
Ratio of net investment income (loss) to
   average net assets                           5.21% (d)      5.25%          5.04%          5.49%          5.02%          5.10% (d)
Portfolio turnover rate (e)                       24%            75%            45%            34%            54%            52%


(a)   Inception date is February 25, 2013, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   The Fund received a payment from the advisor in the amount of $24,541 in connection with a trade error. The payment from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "HYLS" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies,
Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S.
corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4)    issuer-specific conditions (such as significant credit
            deterioration); and
      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6)    the information as to any transactions in or offers for the security;
      7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9)    the quality, value and salability of collateral, if any, securing the security;
     10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11)    the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)    borrower's/issuer's competitive position within the industry;

-----------------------------

(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

     13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2018.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2018, the Fund had $34,165,924 in restricted cash associated with investments sold short and $84,618,165 of investments sold short as shown on the Statement of Asset and Liabilities. The
Fund is charged interest on debit margin balances at a rate equal to the
Overnight Bank Funding Rate plus 75 basis points and is charged interest on payable credit margin balances at a rate equal to the Overnight Bank Funding
Rate less 40 basis points. At April 30, 2018, the Fund had a debit margin


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

balance of $35,337,883 with an interest rate of 2.44%. For the six months ended
April 30, 2018, margin interest expense was $339,466, which is shown in "Margin interest expense" on the Statement of Operations. For the six months ended April
30, 2018, the average margin balance and interest rates were $31,876,213 and
2.16%, respectively.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw term loan commitments, which are marked to market daily, of $1,278,811 as of April 30, 2018.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2017 was as follows:

Distributions paid from:
Ordinary income.................................    $   62,006,005
Capital gains...................................                --
Return of capital...............................                --

As of October 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................    $    1,937,322
Accumulated capital and other gain (loss).......        (8,283,925)
Net unrealized appreciation (depreciation)......        11,424,051

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014,
2015, 2016 and 2017 remain open to federal and state audit. As of April 30,
2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2017, the
Fund had $8,283,925 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2017, the Fund had no net ordinary losses.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2018, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $438,975,320 and $324,104,302 respectively. The cost of purchases to cover short sales and the proceeds of short sales were
$46,967,731 and $12,567,344, respectively.

For the six months ended April 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were $10,258,856 and $10,712,788, respectively.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, entered into a $200 million Credit
Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that had access to the Line of Credit. To the extent that the Fund accesses the
Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2018.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the
Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized
Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 33

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's
Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC.
Information regarding the operation of the PRR may be obtained by calling (800)
SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN
DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST
PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS
AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS
ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF
ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE
DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE
DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the
Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial
Statements) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the
Fund's net asset value and possibly face delisting.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. First Lien senior secured floating rate bank loans ("Senior Loans"), in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these Senior Loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a
Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Such redemptions and subsequent reinvestments would also increase the Fund's portfolio turnover rate.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

CONVERTIBLE BONDS RISK. The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

COUNTERPARTY RISK. The Fund invests in U.S. exchange-traded options on future contracts and U.S. exchange-traded futures contracts, ("Derivative
Instruments"). Certain Derivative Instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund's investments in the futures markets also introduce the risk that its futures commission merchant ("FCM") would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM's obligation to return margin posted in connection with the Fund's futures contracts.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in "high yield" or "junk" securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S.
currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of your Fund shares.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. You may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DERIVATIVES RISK. The use of Derivative Instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the Derivatives Instruments.
These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the
Fund.

DISTRESSED SECURITIES RISK. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings, ("Distressed
Securities") including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed
Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value.

                                                                         Page 35

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by
Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the
Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2018 (UNAUDITED)

the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the
Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK. Secured loans that are not first lien loans, unsecured loans and other debt securities are subject to many of the same risks that affect Senior Loans; however, they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments.
Additionally, most fixed income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK. Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SHORT SALE RISK. The Fund uses short sales for investment and risk management purposes, including when the Fund's advisor anticipates that the market price of securities will decline or in the aggregate will underperform the Index. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for relatively long periods of time. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The potential loss related to short sale investments is theoretically unlimited.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for
Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The
Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

                                                                         Page 37

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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[BLANK BACK COVER]

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FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Semi-Annual Report
For the Six Months Ended
April 30, 2018


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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2018

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Enhanced Short Maturity ETF, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow
Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o     The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o     The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o     The Nasdaq Composite set a record by having 11 months of gains in
            2017 (June was the only down month, and by just 0.86%); and

      o     The MSCI AC World Index (containing constituents from 47 countries)
            ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

For the entire first quarter of 2018, increased volatility was the norm. The S&P
500(R) Index was off to a strong start in January as it returned over 7.5% from
January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into
"correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund")
is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively,
"Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities;
municipal bonds; and money market securities. Shares of the Fund are listed on
The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor") selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years.


--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                    ANNUAL AVERAGE          CUMULATIVE
                                                                                    TOTAL RETURNS         TOTAL RETURNS
                                                6 Months Ended    1 Year Ended    Inception (8/5/14)    Inception (8/5/14)
                                                   4/30/18          4/30/18           to 4/30/18            to 4/30/18
FUND PERFORMANCE
NAV                                                 0.80%            1.61%              0.98%                 3.72%
Market Price                                        0.80%            1.63%              0.98%                 3.72%

INDEX PERFORMANCE
ICE BofAML 0-1 Year U.S. Treasury Index             0.59%            1.09%              0.55%                 2.07%
--------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Commercial Paper                            45.43%
Corporate Bonds                             31.20
Foreign Corporate Bonds                     10.62
Asset-Backed Securities                      6.19
U.S. Government Notes                        4.85
U.S. Government Agency
   Mortgage-Backed Securities                1.44
Certificate of Deposit                       0.24
Mortgage-Backed Securities                   0.02
Cash                                         0.01
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government                                   6.28%
AAA                                          3.17
AA+                                          0.46
AA                                           0.44
AA-                                          2.57
A+                                           3.84
A                                            6.04
A-                                           7.79
BBB+                                        10.77
BBB                                          7.21
BBB-                                         2.58
A-1+ (Short Term)                            0.64
A-1 (Short Term)                             2.81
A-2 (Short Term)                            33.33
A-3 (Short Term)                             8.27
Not Rated                                    3.79
Cash                                         0.01
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
U.S. Treasury Note 1.25%, 11/15/2018         2.49%
U.S. Treasury Note 1.13%, 01/31/2019         1.22
U.S. Treasury Note 0.75%, 02/15/2019         0.87
Ford Credit Auto Lease Trust,
   Series 2017-A, Class A3                   0.64
Canadian Natural Resources Ltd.              0.49
Enterprise Products Operating LLC            0.49
Questar Gas Co.                              0.49
Verizon Communications, Inc.                 0.44
CVS Health Corp.                             0.44
LeasePlan Corp. N.V.                         0.43
                                           -------
     Total                                   8.00%
                                           =======

-----------------------------

(1)   The ratings are by standard & poor's ratings group, a division of the mcgraw-hill companies, inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (nrsro) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from aaa to d for long-term ratings and a-1+ to c for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of bbb- or higher or a short-term credit rating of a-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares.
      U.s. Treasury and u.s. Agency mortgage-backed securities appear under
      "government". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    AUGUST 5, 2014 - APRIL 30, 2018

            First Trust Enhanced        ICE BofAML 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,139                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 6, 2014 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
8/6/14 - 10/31/14       47          0          0           0          15          0          0           0
11/1/14 - 10/31/15      54          0          0           0         197          0          0           0
11/1/15 - 10/31/16     101          0          0           0         151          0          0           0
11/1/16 - 10/31/17     173          0          0           0          79          0          0           0
11/1/17 - 4/30/18       84          0          0           0          39          0          0           0



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2018 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor for seven mutual fund portfolios, ten exchange-traded trusts consisting of 130 series and 16 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP").

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - VICE PRESIDENT, PORTFOLIO MANAGER
JEREMIAH CHARLES - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
JAMES SNYDER - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
ERIC MAISEL, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2018 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2017     APRIL 30, 2018      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00           $1,008.00            0.29%             $1.44
Hypothetical (5% return before expenses)            $1,000.00           $1,023.36            0.29%             $1.45


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2018 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER -- 46.4%

                  AEROSPACE/DEFENSE -- 0.3%
$      6,000,000  Rockwell Collins, Inc...........................................      2.39%        05/18/18    $     5,993,397
                                                                                                                 ---------------
                  AGRICULTURE -- 0.6%
       7,000,000  BAT International Finance PLC...................................      2.47%        05/16/18          6,992,996
       6,000,000  Bunge Asset Funding Corp........................................      2.52%        06/11/18          5,983,247
                                                                                                                 ---------------
                                                                                                                      12,976,243
                                                                                                                 ---------------
                  AUTO MANUFACTURERS -- 1.2%
       2,000,000  Ford Motor Credit Co. LLC.......................................      2.07%        09/05/18          1,985,797
       6,000,000  Hyundai Capital America.........................................      2.47%        05/02/18          5,999,600
       6,000,000  VW Credit, Inc..................................................      2.42%        05/08/18          5,997,243
       6,000,000  VW Credit, Inc..................................................      2.53%        05/30/18          5,988,096
       5,000,000  VW Credit, Inc..................................................      2.73%        06/25/18          4,979,730
                                                                                                                 ---------------
                                                                                                                      24,950,466
                                                                                                                 ---------------
                  CHEMICALS -- 4.1%
       5,000,000  Albemarle Corp.   ..............................................      2.47%        05/25/18          4,991,998
       7,000,000  Cabot Corp......................................................      2.47%        05/14/18          6,993,928
       7,000,000  Cabot Corp......................................................      2.38%        05/31/18          6,986,466
       6,000,000  Dow Chemical (The) Co...........................................      2.47%        05/04/18          5,998,799
       5,000,000  Dow Chemical (The) Co...........................................      2.65%        05/22/18          4,992,493
       5,000,000  Dow Chemical (The) Co...........................................      2.62%        07/18/18          4,972,473
       7,000,000  Eastman Chemical Co.............................................      2.45%        05/08/18          6,996,758
       5,000,000  Eastman Chemical Co.............................................      2.43%        05/10/18          4,997,035
       7,000,000  EI du Pont de Nemours & Co......................................      2.42%        06/07/18          6,983,081
       6,300,000  FMC Corp........................................................      2.52%        05/01/18          6,300,000
       5,000,000  LyondellBasell Investment LLC...................................      2.31%        05/31/18          4,990,621
       7,000,000  LyondellBasell Investment LLC...................................      2.42%        06/19/18          6,977,595
       5,000,000  Sherwin-Williams (The) Co.......................................      2.59%        05/07/18          4,997,898
       5,000,000  Sherwin-Williams (The) Co.......................................      2.37%        05/16/18          4,995,197
                                                                                                                 ---------------
                                                                                                                      82,174,342
                                                                                                                 ---------------
                  COMPUTERS -- 0.8%
       5,000,000  HP, Inc.........................................................      2.53%        05/02/18          4,999,658
       5,000,000  HP, Inc.........................................................      2.62%        05/10/18          4,996,808
       5,000,000  HP, Inc.........................................................      2.65%        05/23/18          4,992,135
                                                                                                                 ---------------
                                                                                                                      14,988,601
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.1%
       5,000,000  Hitachi Capital America Corp....................................      2.43%        05/04/18          4,999,012
       7,000,000  Hitachi Capital America Corp....................................      2.45%        05/30/18          6,986,578
       5,000,000  Nasdaq, Inc.....................................................      2.62%        05/01/18          5,000,000
       5,000,000  Nasdaq, Inc.....................................................      2.65%        05/22/18          4,992,493
                                                                                                                 ---------------
                                                                                                                      21,978,083
                                                                                                                 ---------------
                  ELECTRIC -- 5.6%
       8,000,000  American Electric Power Co., Inc................................      2.41%        05/22/18          7,989,033
       6,000,000  Commonwealth Edison Co..........................................      2.47%        05/18/18          5,993,198
       5,000,000  Commonwealth Edison Co..........................................      2.42%        05/24/18          4,992,458
       3,075,000  Commonwealth Edison Co..........................................      2.36%        05/25/18          3,070,284
       6,000,000  Dominion Energy, Inc............................................      2.46%        06/13/18          5,982,863
       6,000,000  Duke Energy Corp................................................      2.31%        05/07/18          5,997,748
       5,000,000  Duke Energy Corp................................................      2.56%        05/23/18          4,992,383
       7,000,000  Electricite de France S.A.......................................      2.39%        05/03/18          6,999,094
       7,000,000  Electricite de France S.A.......................................      2.41%        06/06/18          6,983,546


                        See Notes to Financial Statements                 Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  ELECTRIC (CONTINUED)
$      6,000,000  Entergy Corp....................................................      2.59%        05/17/18    $     5,993,274
       7,000,000  Florida Power & Light Co........................................      2.45%        06/05/18          6,983,788
       6,000,000  Kentucky Utilities Co...........................................      2.45%        06/18/18          5,980,952
       7,000,000  Kentucky Utilities Co...........................................      2.45%        06/27/18          6,973,617
       6,000,000  Louisville Gas & Electric Co....................................      2.47%        06/19/18          5,980,391
       5,710,000  Oncor Electric Delivery Co. LLC.................................      2.31%        05/29/18          5,700,006
       5,000,000  Oncor Electric Delivery Co. LLC.................................      2.36%        06/26/18          4,982,109
       5,000,000  Public Service Electric & Gas Co................................      2.36%        05/08/18          4,997,762
       6,000,000  Southern (The) Co...............................................      2.68%        07/23/18          5,964,027
       6,000,000  Southern Co. Funding Corp.......................................      2.43%        05/09/18          5,996,838
                                                                                                                 ---------------
                                                                                                                     112,553,371
                                                                                                                 ---------------
                  ELECTRICAL COMPONENT & EQUIPMENT -- 1.1%
       5,000,000  Molex Electronic Technologies LLC...............................      2.64%        05/03/18          4,999,285
       6,873,000  Molex Electronic Technologies LLC...............................  2.45% - 2.49%    05/08/18          6,869,787
       5,560,000  Molex Electronic Technologies LLC...............................      2.62%        05/11/18          5,556,058
       5,000,000  Molex Electronic Technologies LLC...............................      2.43%        05/17/18          4,994,731
                                                                                                                 ---------------
                                                                                                                      22,419,861
                                                                                                                 ---------------
                  ELECTRONICS -- 1.6%
       5,000,000  Arrow Electronics, Inc..........................................      2.67%        05/01/18          5,000,000
       5,000,000  Arrow Electronics, Inc..........................................      2.67%        05/03/18          4,999,277
       7,000,000  Arrow Electronics, Inc..........................................      2.67%        05/07/18          6,996,963
       7,000,000  Arrow Electronics, Inc..........................................      2.67%        05/09/18          6,995,952
       5,000,000  Arrow Electronics, Inc..........................................      2.67%        05/17/18          4,994,218
       3,000,000  Arrow Electronics, Inc..........................................      2.67%        05/24/18          2,995,015
                                                                                                                 ---------------
                                                                                                                      31,981,425
                                                                                                                 ---------------
                  FOOD -- 1.3%
       5,000,000  Mondelez International, Inc.....................................      2.40%        05/21/18          4,993,496
       5,000,000  Mondelez International, Inc.....................................      2.36%        06/05/18          4,988,818
       5,000,000  Mondelez International, Inc.....................................      2.28%        06/12/18          4,987,023
       5,000,000  Mondelez International, Inc.....................................      2.21%        06/13/18          4,987,130
       6,000,000  Mondelez International, Inc.....................................      2.48%        06/28/18          5,976,699
                                                                                                                 ---------------
                                                                                                                      25,933,166
                                                                                                                 ---------------
                  GAS -- 2.7%
       5,000,000  CenterPoint Energy Resources Corp...............................      2.31%        05/03/18          4,999,374
       5,000,000  CenterPoint Energy Resources Corp...............................      2.18%        05/23/18          4,993,510
       4,000,000  CenterPoint Energy Resources Corp...............................      2.37%        05/31/18          3,992,319
       6,000,000  CenterPoint Energy Resources Corp...............................      2.59%        06/06/18          5,984,865
       8,000,000  Dominion Energy Gas Holdings LLC................................      2.49%        06/26/18          7,969,878
       5,000,000  NiSource, Inc...................................................      2.70%        05/08/18          4,997,450
      10,000,000  Questar Gas Co..................................................      2.39%        06/11/18          9,973,463
       4,343,000  Sempra Global...................................................      2.36%        05/18/18          4,338,282
       6,000,000  Sempra Global...................................................      2.57%        07/09/18          5,971,242
                                                                                                                 ---------------
                                                                                                                      53,220,383
                                                                                                                 ---------------
                  HEALTH CARE PRODUCTS -- 1.3%
       7,000,000  Boston Scientific Corp..........................................      2.67%        05/02/18          6,999,494
       6,000,000  Boston Scientific Corp..........................................      2.67%        05/03/18          5,999,132
       5,000,000  Boston Scientific Corp..........................................      2.62%        05/09/18          4,997,165
       7,500,000  Boston Scientific Corp..........................................      2.65%        05/24/18          7,487,635
                                                                                                                 ---------------
                                                                                                                      25,483,426
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  HEALTH CARE SERVICES -- 1.7%
$      6,700,000  Anthem, Inc.....................................................      2.30%        05/07/18    $     6,697,498
       5,000,000  Cigna Corp......................................................      2.62%        06/05/18          4,987,592
       5,000,000  Cigna Corp......................................................      2.78%        07/17/18          4,971,111
       5,000,000  Humana, Inc.....................................................      2.59%        05/29/18          4,990,200
       5,000,000  Humana, Inc.....................................................      2.45%        06/14/18          4,985,452
       7,000,000  Humana, Inc.....................................................      2.73%        06/18/18          6,975,253
                                                                                                                 ---------------
                                                                                                                      33,607,106
                                                                                                                 ---------------
                  HOME FURNISHINGS -- 0.3%
       7,000,000  Whirlpool Corp..................................................  2.21% - 2.22%    05/21/18          6,991,594
                                                                                                                 ---------------
                  HOUSEWARES -- 0.6%
       5,000,000  Newell Brands, Inc..............................................      2.57%        05/03/18          4,999,305
       6,000,000  Newell Brands, Inc..............................................      2.59%        05/18/18          5,992,859
                                                                                                                 ---------------
                                                                                                                      10,992,164
                                                                                                                 ---------------
                  INSURANCE -- 0.9%
       5,000,000  Aon Corp........................................................      2.36%        05/21/18          4,993,609
       6,000,000  Marsh & McLennan Cos., Inc......................................      2.43%        05/02/18          5,999,605
       7,000,000  Marsh & McLennan Cos., Inc......................................      2.68%        06/29/18          6,970,140
                                                                                                                 ---------------
                                                                                                                      17,963,354
                                                                                                                 ---------------
                  LODGING -- 0.8%
       6,000,000  Marriott International, Inc.....................................      2.52%        05/02/18          5,999,591
       5,000,000  Marriott International, Inc.....................................      2.63%        05/29/18          4,990,071
       5,000,000  Marriott International, Inc.....................................      2.40%        06/07/18          4,987,718
                                                                                                                 ---------------
                                                                                                                      15,977,380
                                                                                                                 ---------------
                  MEDIA -- 1.6%
       5,000,000  Thomson Reuters Corp............................................      2.11%        05/14/18          4,996,291
       5,000,000  Thomson Reuters Corp............................................      2.37%        05/17/18          4,994,876
       5,000,000  Time Warner, Inc................................................      2.12%        05/16/18          4,995,700
       5,000,000  Time Warner, Inc................................................      2.45%        06/14/18          4,985,454
       5,000,000  Time Warner, Inc................................................      2.73%        06/18/18          4,982,310
       7,000,000  Viacom, Inc.....................................................      2.62%        05/04/18          6,998,511
                                                                                                                 ---------------
                                                                                                                      31,953,142
                                                                                                                 ---------------
                  MISCELLANEOUS MANUFACTURING -- 0.5%
       6,000,000  Parker-Hannifin Corp............................................      2.36%        06/14/18          5,983,129
       5,000,000  Parker-Hannifin Corp............................................      2.36%        06/21/18          4,983,706
                                                                                                                 ---------------
                                                                                                                      10,966,835
                                                                                                                 ---------------
                  OIL & GAS -- 3.7%
       8,000,000  Canadian Natural Resources Ltd..................................  2.54% - 2.62%    05/17/18          7,991,036
       5,000,000  Canadian Natural Resources Ltd..................................      2.52%        05/22/18          4,992,853
      10,000,000  Canadian Natural Resources Ltd..................................  2.52% - 2.68%    05/24/18          9,983,859
       7,000,000  Canadian Natural Resources Ltd..................................      2.73%        05/25/18          6,987,621
       6,000,000  Eni Finance USA, Inc............................................      2.37%        06/04/18          5,986,906
       6,000,000  Eni Finance USA, Inc............................................      2.68%        06/20/18          5,978,307
       5,000,000  Eni Finance USA, Inc............................................      1.80%        07/05/18          4,984,117
       7,000,000  Suncor Energy, Inc..............................................      2.01%        05/01/18          7,000,001
       4,000,000  Suncor Energy, Inc..............................................      2.47%        05/10/18          3,997,598
       3,000,000  Suncor Energy, Inc..............................................      2.19%        05/18/18          2,996,976
       3,500,000  Suncor Energy, Inc..............................................      2.27%        05/24/18          3,495,048
       4,000,000  Suncor Energy, Inc..............................................      2.38%        05/30/18          3,992,542


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  OIL & GAS (CONTINUED)
$      5,000,000  Suncor Energy, Inc..............................................      2.55%        06/14/18    $     4,984,835
                                                                                                                 ---------------
                                                                                                                      73,371,699
                                                                                                                 ---------------
                  OIL & GAS SERVICES -- 1.3%
       7,000,000  FMC Technologies, Inc...........................................      2.47%        05/23/18          6,989,730
       7,000,000  FMC Technologies, Inc...........................................      2.36%        05/30/18          6,987,028
       6,000,000  Schlumberger Holdings Corp......................................      2.19%        05/17/18          5,994,309
       7,000,000  Schlumberger Holdings Corp......................................      2.57%        07/16/18          6,963,051
                                                                                                                 ---------------
                                                                                                                      26,934,118
                                                                                                                 ---------------
                  PIPELINES -- 5.9%
       7,000,000  Enable Midstream Partners, L.P..................................      2.73%        05/07/18          6,996,902
       4,000,000  Enable Midstream Partners, L.P..................................      2.99%        05/09/18          3,997,419
       5,000,000  Enbridge Energy Partners, L.P...................................      2.91%        05/10/18          4,996,460
       5,000,000  Enbridge Energy Partners, L.P...................................      2.88%        05/21/18          4,992,218
       4,500,000  Enbridge US, Inc................................................      2.81%        05/02/18          4,499,659
       5,000,000  Enbridge US, Inc................................................      2.86%        05/04/18          4,998,841
       6,000,000  Enbridge US, Inc................................................      2.97%        06/04/18          5,983,670
       7,000,000  Energy Transfer, L.P............................................      2.72%        05/04/18          6,998,454
       7,000,000  Energy Transfer, L.P............................................      2.78%        05/07/18          6,996,848
       6,000,000  Energy Transfer, L.P............................................      2.73%        05/14/18          5,994,257
       7,000,000  Energy Transfer, L.P............................................      2.73%        05/16/18          6,992,270
       5,000,000  Enterprise Products Operating LLC...............................      2.39%        05/15/18          4,995,466
       5,000,000  Enterprise Products Operating LLC...............................      2.41%        05/18/18          4,994,448
      10,000,000  Enterprise Products Operating LLC...............................      2.41%        06/04/18          9,977,801
       7,000,000  Plains All American Pipeline, L.P...............................      2.83%        05/03/18          6,998,930
       7,500,000  Plains All American Pipeline, L.P...............................      2.99%        05/09/18          7,495,166
       7,000,000  TransCanada American Investments Ltd.  .........................      2.57%        06/06/18          6,982,485
       7,000,000  TransCanada PipeLines Ltd.......................................      2.41%        05/11/18          6,995,427
       5,000,000  TransCanada PipeLines Ltd.......................................      2.36%        06/07/18          4,988,179
                                                                                                                 ---------------
                                                                                                                     116,874,900
                                                                                                                 ---------------
                  RETAIL -- 2.5%
       8,500,000  AutoNation, Inc.................................................      2.38%        05/01/18          8,500,000
       7,000,000  AutoNation, Inc.................................................      2.57%        05/11/18          6,995,136
       7,000,000  AutoNation, Inc.................................................      2.57%        05/15/18          6,993,190
       5,000,000  Walgreens Boots Alliance, Inc...................................      2.17%        05/14/18          4,996,179
       5,000,000  Walgreens Boots Alliance, Inc...................................      2.41%        05/16/18          4,995,102
       5,000,000  Walgreens Boots Alliance, Inc...................................      2.17%        05/21/18          4,994,122
       5,000,000  Walgreens Boots Alliance, Inc...................................      2.21%        06/11/18          4,987,727
       7,000,000  Walgreens Boots Alliance, Inc...................................      2.68%        07/25/18          6,957,021
                                                                                                                 ---------------
                                                                                                                      49,418,477
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.4%
       8,000,000  Lam Research Corp...............................................      2.44%        05/10/18          7,995,237
                                                                                                                 ---------------
                  TELECOMMUNICATIONS -- 2.5%
       5,000,000  Bell Canada, Inc................................................      2.21%        05/29/18          4,991,623
       2,500,000  Bell Canada, Inc................................................      2.56%        07/11/18          2,487,720
       5,000,000  Rogers Communications, Inc......................................      2.44%        05/01/18          5,000,000
       6,500,000  Rogers Communications, Inc......................................      2.39%        05/15/18          6,494,107
       7,000,000  Rogers Communications, Inc......................................      2.36%        05/22/18          6,990,604
       5,000,000  TELUS Corp......................................................      2.26%        05/24/18          4,992,958
       6,000,000  TELUS Corp......................................................      2.78%        06/25/18          5,975,218


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  TELECOMMUNICATIONS (CONTINUED)
$      7,000,000  Verizon Communications, Inc.....................................      2.28%        05/10/18    $     6,996,113
       3,000,000  Vodafone Group PLC..............................................      1.75%        09/04/18          2,982,050
       3,000,000  Vodafone Group PLC..............................................      1.77%        09/13/18          2,980,550
                                                                                                                 ---------------
                                                                                                                      49,890,943
                                                                                                                 ---------------
                  TRANSPORTATION -- 1.6%
       7,000,000  Kansas City Southern............................................      2.52%        05/04/18          6,998,570
       5,000,000  Kansas City Southern............................................      2.67%        05/09/18          4,997,109
       7,000,000  Ryder System, Inc...............................................      2.47%        05/09/18          6,996,263
       7,000,000  Ryder System, Inc...............................................      2.35%        05/29/18          6,987,529
       6,000,000  Union Pacific Corp..............................................      2.36%        05/22/18          5,991,948
                                                                                                                 ---------------
                                                                                                                      31,971,419
                                                                                                                 ---------------
                  WATER -- 0.4%
       7,000,000  American Water Capital Corp.....................................      2.33%        05/25/18          6,989,405
                                                                                                                 ---------------
                  TOTAL COMMERCIAL PAPER.......................................................................      926,550,537
                  (Cost $926,550,537)                                                                            ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 31.9%

                  AEROSPACE/DEFENSE -- 0.2%
       2,550,000  Lockheed Martin Corp............................................      1.85%        11/23/18          2,541,120
         715,000  United Technologies Corp., 3 Mo. LIBOR + 0.35% (a)..............      2.12%        11/01/19            718,476
                                                                                                                 ---------------
                                                                                                                       3,259,596
                                                                                                                 ---------------
                  AGRICULTURE -- 0.7%
       7,500,000  BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a) (b)..................      2.42%        08/14/20          7,537,867
       5,800,000  Reynolds American, Inc..........................................      2.30%        06/12/18          5,798,972
                                                                                                                 ---------------
                                                                                                                      13,336,839
                                                                                                                 ---------------
                  AUTO MANUFACTURERS -- 4.6%
         330,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.46% (a)......................................      2.80%        07/13/18            330,374
       1,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (a)......................................      2.16%        11/19/18          1,001,366
       1,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.83% (a)......................................      2.73%        02/22/19          1,006,079
       2,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.15% (a)......................................      1.97%        11/13/19          2,001,656
       3,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.35% (a)......................................      2.14%        11/05/21          3,005,633
       2,932,000  Daimler Finance North America LLC (b)...........................      2.00%        08/03/18          2,929,048
       1,250,000  Daimler Finance North America LLC,
                     3 Mo. LIBOR + 0.25% (a) (b)..................................      2.04%        11/05/18          1,250,729
       1,417,000  Daimler Finance North America LLC,
                     3 Mo. LIBOR + 0.74% (a) (b)..................................      3.06%        07/05/19          1,426,870
       4,000,000  Daimler Finance North America LLC,
                     3 Mo. LIBOR + 0.62% (a) (b)..................................      2.98%        10/30/19          4,025,113
       2,000,000  Daimler Finance North America LLC,
                     3 Mo. LIBOR + 0.39% (a) (b) (c)..............................      2.75%        05/04/20          2,000,000
       1,500,000  Daimler Finance North America LLC,
                     3 Mo. LIBOR + 0.53% (a) (b)..................................      2.32%        05/05/20          1,508,307


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  AUTO MANUFACTURERS (CONTINUED)
$      4,000,000  Daimler Finance North America LLC,
                     3 Mo. LIBOR + 0.43% (a) (b)..................................      2.24%        02/12/21    $     4,010,275
       2,000,000  Ford Motor Credit Co. LLC.......................................      2.24%        06/15/18          1,999,446
       1,000,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.90% (a)..............      3.02%        06/15/18          1,000,992
       3,122,000  Ford Motor Credit Co. LLC.......................................      2.55%        10/05/18          3,121,693
       1,230,000  Ford Motor Credit Co. LLC, Medium-Term Note.....................      2.94%        01/08/19          1,230,881
       1,500,000  Ford Motor Credit Co. LLC, Medium-Term Note,
                     3 Mo. LIBOR + 1.58% (a)......................................      3.91%        01/08/19          1,512,529
       5,000,000  Ford Motor Credit Co. LLC.......................................      2.38%        03/12/19          4,980,443
       4,500,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.83% (a)..............      2.90%        03/12/19          4,515,820
       1,000,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.43% (a)..............      2.21%        11/02/20            997,661
       8,530,000  General Motors Co...............................................      3.50%        10/02/18          8,562,027
       5,398,000  General Motors Financial Co., Inc...............................      3.25%        05/15/18          5,399,785
       1,500,000  General Motors Financial Co., Inc...............................      3.10%        01/15/19          1,503,221
       2,000,000  General Motors Financial Co., Inc.,
                     3 Mo. LIBOR + 2.06% (a)......................................      4.41%        01/15/19          2,023,950
       1,000,000  General Motors Financial Co., Inc.,
                     3 Mo. LIBOR + 1.45% (a)......................................      3.25%        05/09/19          1,010,722
       2,000,000  General Motors Financial Co., Inc.,
                     3 Mo. LIBOR + 1.27% (a)......................................      3.58%        10/04/19          2,025,169
       3,000,000  General Motors Financial Co., Inc.,
                     3 Mo. LIBOR + 0.54% (a)......................................      2.33%        11/06/20          2,997,148
       2,250,000  General Motors Financial Co., Inc.,
                     3 Mo. LIBOR + 0.99% (a)......................................      3.31%        01/05/23          2,263,165
       4,500,000  Nissan Motor Acceptance Corp.,
                     3 Mo. LIBOR + 0.52% (a) (b)..................................      2.61%        09/13/19          4,517,955
       2,700,000  Nissan Motor Acceptance Corp.,
                     3 Mo. LIBOR + 0.39% (a) (b)..................................      2.68%        09/28/20          2,705,231
       3,000,000  Nissan Motor Acceptance Corp.,
                     3 Mo. LIBOR + 0.69% (a) (b)..................................      2.98%        09/28/22          3,012,664
         500,000  Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.26% (a)..............      2.61%        04/17/20            502,149
       1,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.44% (a)......................................      2.80%        10/18/19          1,005,122
       4,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (a)......................................      2.62%        04/13/21          4,015,336
       6,400,000  Volkswagen Group of America Finance LLC (b).....................      1.65%        05/22/18          6,397,593
                                                                                                                 ---------------
                                                                                                                      91,796,152
                                                                                                                 ---------------
                  BANKS -- 10.1%
       3,000,000  Bank of America Corp............................................      6.50%        07/15/18          3,023,613
         296,000  Bank of America Corp., 3 Mo. LIBOR + 1.04% (a)..................      3.39%        01/15/19            298,086
       4,289,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)..................      2.74%        01/23/22          4,273,544
       2,000,000  Bank of America Corp., Global Medium-Term Note
                     3 Mo. LIBOR + 0.66% (a)......................................      3.02%        07/21/21          2,011,670
       7,522,000  Bank of America Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.87% (a)......................................      3.18%        04/01/19          7,578,525
       5,000,000  Bank of America Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.65% (a)......................................      2.96%        10/01/21          5,028,239
       1,000,000  Bank of America Corp., Medium-Term Note,
                     3 Mo. LIBOR + 1.18% (a)......................................      3.54%        10/21/22          1,019,988
       3,575,000  BB&T Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.86% (a)......................................      2.98%        06/15/18          3,575,972


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BANKS (CONTINUED)
$      1,000,000  Branch Banking & Trust Co., Medium-Term Note,
                     3 Mo. LIBOR + 0.53% (a)......................................      2.30%        05/01/19    $     1,003,899
       6,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (a)............      2.57%        05/12/20          6,031,510
       1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)............      2.81%        10/30/20            997,685
       1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.95% (a)............      3.01%        03/09/22          1,004,168
       1,500,000  Capital One N.A.................................................      2.35%        08/17/18          1,499,447
       3,860,000  Capital One N.A., 3 Mo. LIBOR + 1.15% (a).......................      3.03%        08/17/18          3,868,067
       3,285,000  Capital One N.A., 3 Mo. LIBOR + 0.77% (a).......................      2.85%        09/13/19          3,304,714
       4,000,000  Citibank N.A., 3 Mo. LIBOR + 0.32% (a)..........................      2.68%        05/01/20          4,004,096
       3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.30% (a)..........................      2.66%        10/20/20          3,002,533
       3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.35% (a)..........................      2.19%        02/12/21          3,003,256
       1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.70% (a)........................      3.54%        05/15/18          1,000,584
       6,500,000  Citigroup, Inc., 3 Mo. LIBOR + 0.93% (a)........................      2.96%        06/07/19          6,546,639
       4,675,000  Citigroup, Inc., 3 Mo. LIBOR + 0.79% (a)........................      3.13%        01/10/20          4,709,325
       1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)........................      2.97%        08/02/21          1,018,382
       2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)........................      3.12%        12/08/21          2,031,256
       2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)........................      3.32%        04/25/22          2,031,751
       1,000,000  Citizens Bank N.A./Providence RI,
                     3 Mo. LIBOR + 0.54% (a)......................................      2.56%        03/02/20          1,001,333
       3,425,000  Citizens Bank N.A./Providence RI,
                     3 Mo. LIBOR + 0.57% (a)......................................      2.51%        05/26/20          3,444,667
       2,000,000  Citizens Bank N.A./Providence RI, Medium-Term Note..............      2.30%        12/03/18          1,996,996
       7,002,000  Discover Bank...................................................      2.60%        11/13/18          7,000,661
       1,500,000  Fifth Third Bank/Cincinnati OH,
                     3 Mo. LIBOR + 0.59% (a)......................................      2.88%        09/27/19          1,507,317
       2,925,000  Fifth Third Bank/Cincinnati OH, Medium-Term Note................      2.15%        08/20/18          2,922,010
       3,000,000  Goldman Sachs Group, (The), Inc.................................      2.90%        07/19/18          3,003,742
       4,500,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 1.04% (a)......................................      3.40%        04/25/19          4,531,562
       3,000,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 0.80% (a)......................................      2.89%        12/13/19          3,023,650
       1,500,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 1.16% (a)......................................      3.52%        04/23/20          1,522,542
       2,000,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 1.20% (a)......................................      3.32%        09/15/20          2,037,668
       4,308,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 1.17% (a)......................................      3.01%        11/15/21          4,373,755
       2,000,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 0.78% (a)......................................      3.14%        10/31/22          2,008,504
       1,600,000  Goldman Sachs Group, (The), Inc.,
                     3 Mo. LIBOR + 0.75% (a)......................................      2.56%        02/23/23          1,601,741
       5,000,000  Huntington Bancshares, Inc./OH..................................      2.60%        08/02/18          5,001,370
       3,000,000  Huntington National Bank (The)..................................      2.20%        11/06/18          2,994,737
       4,500,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.84% (a)...................      3.09%        03/22/19          4,527,273
       1,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 1.21% (a)...................      3.56%        10/29/20          1,021,015
       4,500,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)...................      2.61%        03/09/21          4,520,929
       5,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (a)...................      2.69%        06/01/21          5,031,901
       1,000,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.45% (a)...............      2.67%        09/21/18          1,001,406
       3,500,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.59% (a)...............      2.86%        09/23/19          3,522,359
       2,562,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a)...............      2.06%        02/01/21          2,565,133
       5,000,000  JPMorgan Chase Bank N.A. ,3 Mo. LIBOR + 0.34% (a)...............      2.70%        04/26/21          5,003,944


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BANKS (CONTINUED)
$      3,300,000  KeyBank N.A./Cleveland OH,
                     3 Mo. LIBOR + 0.81% (a)......................................      2.71%        11/22/21    $     3,335,500
       3,000,000  Morgan Stanley, 3 Mo. LIBOR + 0.85% (a).........................      3.21%        01/24/19          3,015,394
       6,000,000  Morgan Stanley, 3 Mo. LIBOR + 1.14% (a).........................      3.51%        01/27/20          6,084,363
       7,000,000  Morgan Stanley, 3 Mo. LIBOR + 0.80% (a).........................      2.63%        02/14/20          7,025,593
       4,625,000  Morgan Stanley, 3 Mo. LIBOR + 1.18% (a).........................      3.54%        01/20/22          4,696,586
       3,000,000  Morgan Stanley, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.55% (a)......................................      2.29%        02/10/21          3,010,945
       2,000,000  Morgan Stanley, Global Medium-Term Note,
                     3 Mo. LIBOR + 1.40% (a)......................................      3.76%        04/21/21          2,056,862
       2,000,000  PNC Bank N.A., 3 Mo. LIBOR + 0.36% (a)..........................      2.24%        05/19/20          2,008,587
       7,347,000  Regions Bank/Birmingham AL......................................      2.25%        09/14/18          7,336,462
       7,000,000  Regions Bank/Birmingham AL,
                     3 Mo. LIBOR + 0.38% (a)......................................      2.69%        04/01/21          7,003,706
       2,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.32% (a).............      2.68%        04/26/21          2,002,041
       2,000,000  Wells Fargo & Co................................................      2.15%        01/15/19          1,994,303
       1,500,000  Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)......................      2.74%        02/11/22          1,516,064
       2,500,000  Wells Fargo & Co., Medium-Term Note,
                     3 Mo. LIBOR + 0.68% (a)......................................      3.04%        01/30/20          2,515,802
       1,000,000  Wells Fargo Bank N.A., Medium-Term Note,
                     3 Mo. LIBOR + 0.50% (a)......................................      2.48%        11/28/18          1,002,742
         500,000  Wells Fargo Bank N.A., Medium-Term Note,
                     3 Mo. LIBOR + 0.65% (a)......................................      2.68%        12/06/19            503,757
                                                                                                                 ---------------
                                                                                                                     202,141,871
                                                                                                                 ---------------
                  BEVERAGES -- 0.3%
       3,400,000  Anheuser-Busch InBev Finance, Inc.,
                     3 Mo. LIBOR + 1.26% (a)......................................      3.03%        02/01/21          3,503,920
       2,000,000  Molson Coors Brewing Co.........................................      1.90%        03/15/19          1,985,619
                                                                                                                 ---------------
                                                                                                                       5,489,539
                                                                                                                 ---------------
                  BIOTECHNOLOGY -- 1.3%
       2,000,000  Amgen, Inc., 3 Mo. LIBOR + 0.32% (a)............................      2.13%        05/10/19          2,004,240
       5,000,000  Amgen, Inc., 3 Mo. LIBOR + 0.45% (a)............................      2.26%        05/11/20          5,027,956
       6,950,000  Baxalta, Inc., 3 Mo. LIBOR + 0.78% (a)..........................      3.03%        06/22/18          6,954,270
       4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.17% (a)..................      2.37%        09/20/18          4,000,822
       3,815,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.22% (a)..................      2.42%        03/20/19          3,819,480
       4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.25% (a)..................      2.45%        09/20/19          4,007,862
                                                                                                                 ---------------
                                                                                                                      25,814,630
                                                                                                                 ---------------
                  BUILDING MATERIALS -- 0.2%
       2,000,000  Martin Marietta Materials, Inc.,
                     3 Mo. LIBOR + 0.50% (a)......................................      2.70%        12/20/19          2,006,316
       2,000,000  Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (a)...................      2.72%        06/15/20          1,997,732
                                                                                                                 ---------------
                                                                                                                       4,004,048
                                                                                                                 ---------------
                  CHEMICALS -- 0.2%
       2,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                     Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)..............      2.52%        05/01/20          2,016,103
       2,860,000  EI du Pont de Nemours & Co., 3 Mo. LIBOR + 0.53% (a)............      2.30%        05/01/20          2,868,488
                                                                                                                 ---------------
                                                                                                                       4,884,591
                                                                                                                 ---------------
                  COMMERCIAL SERVICES -- 0.2%
       4,650,000  Moody's Corp., 3 Mo. LIBOR + 0.35% (a)..........................      2.37%        09/04/18          4,653,531
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  COMPUTERS -- 0.4%
$      6,140,000  Hewlett Packard Enterprise Co...................................      2.85%        10/05/18    $     6,149,229
       1,000,000  IBM Credit LLC, 3 Mo. LIBOR + 0.26% (a).........................      2.62%        01/20/21          1,004,672
                                                                                                                 ---------------
                                                                                                                       7,153,901
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       5,000,000  Air Lease Corp..................................................      3.38%        01/15/19          5,016,309
         800,000  American Express Co., 3 Mo. LIBOR + 0.59% (a)...................      2.49%        05/22/18            800,239
       4,000,000  American Express Co., 3 Mo. LIBOR + 0.33% (a)...................      2.69%        10/30/20          4,006,102
         910,000  American Express Credit Corp....................................      2.13%        07/27/18            909,450
       4,500,000  American Express Credit Corp.,
                     3 Mo. LIBOR + 0.55% (a)......................................      2.73%        03/18/19          4,517,391
       2,500,000  American Express Credit Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.33% (a)......................................      2.12%        05/03/19          2,503,163
       2,000,000  American Express Credit Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.57% (a)......................................      2.93%        10/30/19          2,010,181
       3,000,000  Bear Stearns Cos. LLC (The).....................................      4.65%        07/02/18          3,011,439
       2,324,000  International Lease Finance Corp. (b)...........................      7.13%        09/01/18          2,355,363
       3,200,000  Nasdaq, Inc., 3 Mo. LIBOR + 0.39% (a)...........................      2.64%        03/22/19          3,205,746
       3,000,000  Synchrony Financial.............................................      2.60%        01/15/19          2,995,266
                                                                                                                 ---------------
                                                                                                                      31,330,649
                                                                                                                 ---------------
                  ELECTRIC -- 0.7%
       1,500,000  Commonwealth Edison Co..........................................      2.15%        01/15/19          1,496,266
       2,000,000  Duke Energy Corp................................................      2.10%        06/15/18          1,998,940
       3,450,000  NextEra Energy Capital Holdings, Inc............................      1.65%        09/01/18          3,438,723
       1,895,000  NextEra Energy Capital Holdings, Inc............................      2.30%        04/01/19          1,887,862
       2,000,000  PSEG Power LLC..................................................      2.45%        11/15/18          1,995,902
       2,500,000  Southern (The) Co., 3 Mo. LIBOR + 0.70% (a) (b).................      3.01%        09/30/20          2,514,838
                                                                                                                 ---------------
                                                                                                                      13,332,531
                                                                                                                 ---------------
                  ENVIRONMENTAL CONTROL -- 0.3%
       5,000,000  Republic Services, Inc..........................................      3.80%        05/15/18          5,002,546
                                                                                                                 ---------------
                  FOOD -- 0.8%
       3,775,000  Kraft Heinz Foods Co............................................      2.00%        07/02/18          3,771,739
       3,765,000  Kroger (The) Co.................................................      2.00%        01/15/19          3,744,205
       1,029,000  Mondelez International, Inc., 3 Mo. LIBOR + 0.52% (a)...........      2.29%        02/01/19          1,031,340
       4,620,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (a)......................      2.57%        06/02/20          4,630,727
       3,000,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.45% (a)......................      2.34%        08/21/20          3,009,175
                                                                                                                 ---------------
                                                                                                                      16,187,186
                                                                                                                 ---------------
                  HEALTH CARE PRODUCTS -- 0.2%
       4,411,000  Abbott Laboratories.............................................      2.00%        09/15/18          4,400,422
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.7%
       1,000,000  Aetna, Inc......................................................      1.70%        06/07/18            999,320
       3,000,000  Aetna, Inc......................................................      2.20%        03/15/19          2,985,570
       5,745,000  Anthem, Inc.....................................................      2.30%        07/15/18          5,743,498
       2,800,000  Roche Holdings, Inc., 3 Mo. LIBOR + 0.34% (a) (b)...............      2.64%        09/30/19          2,813,717
       1,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a)...............      2.42%        10/15/20            998,803
                                                                                                                 ---------------
                                                                                                                      13,540,908
                                                                                                                 ---------------
                  HOUSEWARES -- 0.3%
       6,000,000  Newell Brands, Inc..............................................      2.15%        10/15/18          5,982,572
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  INSURANCE -- 0.8%
$      1,000,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)...................      2.73%        03/29/21    $     1,003,799
       5,655,000  Metropolitan Life Global Funding I,
                     3 Mo. LIBOR + 0.43% (a) (b)..................................      2.61%        12/19/18          5,669,911
       3,000,000  New York Life Global Funding,
                     3 Mo. LIBOR + 0.52% (a) (b)..................................      2.59%        06/10/22          3,029,926
       5,056,000  Prudential Financial, Inc., Medium-Term Note....................      2.30%        08/15/18          5,054,025
       1,351,000  Prudential Financial, Inc., Medium-Term Note,
                     3 Mo. LIBOR + 0.78% (a)......................................      2.62%        08/15/18          1,353,438
                                                                                                                 ---------------
                                                                                                                      16,111,099
                                                                                                                 ---------------
                  INTERNET -- 0.0%
       1,000,000  eBay, Inc., 3 Mo. LIBOR + 0.48% (a).............................      2.25%        08/01/19          1,002,185
                                                                                                                 ---------------
                  MACHINERY-CONSTRUCTION & MINING -- 0.1%
       1,000,000  Caterpillar Financial Services Corp., Global Medium-Term
                     Note, 3 Mo. LIBOR + 0.29% (a)................................      2.31%        09/04/20          1,004,852
       1,700,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.51% (a)......................................      2.85%        01/10/20          1,712,690
                                                                                                                 ---------------
                                                                                                                       2,717,542
                                                                                                                 ---------------
                  MACHINERY-DIVERSIFIED -- 0.3%
       7,000,000  Roper Technologies, Inc.........................................      2.05%        10/01/18          6,985,127
                                                                                                                 ---------------
                  MEDIA -- 0.4%
       8,000,000  Discovery Communications LLC,
                     3 Mo. LIBOR + 0.71% (a)......................................      2.91%        09/20/19          8,043,413
                                                                                                                 ---------------
                  OIL & GAS -- 1.5%
       1,000,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.33% (a).....................      2.17%        05/15/18            999,996
       6,883,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).....................      2.74%        05/15/22          7,017,960
       2,890,000  EOG Resources, Inc..............................................      6.88%        10/01/18          2,945,059
       3,000,000  EQT Corp., 3 Mo. LIBOR + 0.77% (a)..............................      3.08%        10/01/20          3,007,709
       3,215,000  Phillips 66, 3 Mo. LIBOR + 0.65% (a) (b)........................      3.00%        04/15/19          3,216,310
       3,250,000  Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)........................      3.10%        04/15/20          3,251,509
       3,000,000  Phillips 66, 3 Mo. LIBOR + 0.60% (a)............................      2.61%        02/26/21          3,006,168
       6,177,000  Pioneer Natural Resources Co....................................      6.88%        05/01/18          6,177,000
                                                                                                                 ---------------
                                                                                                                      29,621,711
                                                                                                                 ---------------
                  OIL & GAS SERVICES -- 0.4%
       5,000,000  Halliburton Co..................................................      2.00%        08/01/18          4,990,784
       2,145,000  Schlumberger Holdings Corp. (b).................................      2.35%        12/21/18          2,138,446
                                                                                                                 ---------------
                                                                                                                       7,129,230
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.5%
       7,000,000  AbbVie, Inc.....................................................      1.80%        05/14/18          6,998,939
       2,000,000  AbbVie, Inc.....................................................      2.00%        11/06/18          1,994,233
       5,267,000  Cardinal Health, Inc............................................      1.95%        06/15/18          5,262,648
       3,000,000  CVS Health Corp.................................................      1.90%        07/20/18          2,996,592
       2,000,000  CVS Health Corp.................................................      2.25%        12/05/18          1,995,698
       9,000,000  CVS Health Corp., 3 Mo. LIBOR + 0.63% (a).......................      2.69%        03/09/20          9,044,453
       2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)............      2.76%        11/30/20          2,503,286
                                                                                                                 ---------------
                                                                                                                      30,795,849
                                                                                                                 ---------------
                  PIPELINES -- 1.4%
       8,532,000  Columbia Pipeline Group, Inc....................................      2.45%        06/01/18          8,530,966
       4,791,000  Energy Transfer Partners, L.P...................................      2.50%        06/15/18          4,790,090


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  PIPELINES (CONTINUED)
$      1,000,000  Enterprise Products Operating LLC...............................      6.50%        01/31/19    $     1,026,412
       3,446,000  Kinder Morgan Energy Partners, L.P..............................      2.65%        02/01/19          3,444,021
       3,000,000  ONEOK Partners, L.P.............................................      3.20%        09/15/18          3,004,702
       2,250,000  Spectra Energy Partners, L.P....................................      2.95%        09/25/18          2,252,424
       4,000,000  Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (a)..........      2.72%        06/05/20          4,032,382
                                                                                                                 ---------------
                                                                                                                      27,080,997
                                                                                                                 ---------------
                  RETAIL -- 0.3%
       2,000,000  AutoZone, Inc...................................................      1.63%        04/21/19          1,981,194
       3,500,000  Dollar Tree, Inc., 3 Mo. LIBOR + 0.70% (a)......................      3.06%        04/17/20          3,510,525
                                                                                                                 ---------------
                                                                                                                       5,491,719
                                                                                                                 ---------------
                  SOFTWARE -- 0.3%
       6,765,000  Fidelity National Information Services, Inc.....................      2.85%        10/15/18          6,773,202
                                                                                                                 ---------------
                  TELECOMMUNICATIONS -- 1.6%
       6,831,000  AT&T, Inc., 3 Mo. LIBOR + 0.91% (a).............................      2.87%        11/27/18          6,858,577
       5,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.65% (a).............................      3.00%        01/15/20          5,032,106
       2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.93% (a).............................      3.23%        06/30/20          2,025,007
       2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.89% (a).............................      2.72%        02/14/23          2,020,164
       1,000,000  Verizon Communications, Inc.,
                     3 Mo. LIBOR + 0.37% (a)......................................      2.21%        08/15/19          1,002,634
       9,000,000  Verizon Communications, Inc.,
                     3 Mo. LIBOR + 0.55% (a)......................................      2.45%        05/22/20          9,054,011
       6,000,000  Verizon Communications, Inc.,
                     3 Mo. LIBOR + 1.00% (a)......................................      3.15%        03/16/22          6,131,435
                                                                                                                 ---------------
                                                                                                                      32,123,934
                                                                                                                 ---------------
                  TRANSPORTATION -- 0.1%
       1,435,000  Ryder System, Inc., Medium-Term Note............................      2.45%        11/15/18          1,434,431
                                                                                                                 ---------------
                  TRUCKING & LEASING -- 0.4%
       6,000,000  Aviation Capital Group LLC (b)..................................      2.88%        09/17/18          6,007,398
       2,730,000  Penske Truck Leasing Co., L.P. / PTL Finance
                     Corp., SR (b)................................................      2.88%        07/17/18          2,731,699
                                                                                                                 ---------------
                                                                                                                       8,739,097
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................      636,361,048
                  (Cost $635,720,448)                                                                            ---------------

FOREIGN CORPORATE BONDS -- 10.8%

                  AGRICULTURE -- 0.3%
       3,000,000  BAT International Finance PLC,
                     3 Mo. LIBOR + 0.51% (a) (b)..................................      2.63%        06/15/18          3,000,504
       3,890,000  Imperial Brands Finance PLC (b).................................      2.05%        07/20/18          3,883,440
                                                                                                                 ---------------
                                                                                                                       6,883,944
                                                                                                                 ---------------
                  BANKS -- 8.3%
       5,650,000  ABN AMRO Bank N.V. (b)..........................................      2.50%        10/30/18          5,658,774
       4,000,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.64% (a) (b).................      3.00%        01/18/19          4,015,868
       2,000,000  Australia & New Zealand Banking Group Ltd.,
                     3 Mo. LIBOR + 0.66% (a) (b)..................................      2.93%        09/23/19          2,014,103
       3,000,000  Australia & New Zealand Banking Group Ltd.,
                     3 Mo. LIBOR + 0.50% (a) (b)..................................      2.38%        08/19/20          3,017,189
         500,000  Bank of Montreal, Medium-Term Note,
                     3 Mo. LIBOR + 0.65% (a)......................................      3.01%        07/18/19            502,980


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  BANKS (CONTINUED)
$        250,000  Bank of Montreal, Medium-Term Note,
                     3 Mo. LIBOR + 0.60% (a)......................................      2.67%        12/12/19    $       251,600
       3,500,000  Bank of Montreal, Medium-Term Note,
                     3 Mo. LIBOR + 0.46% (a)......................................      2.80%        04/13/21          3,515,390
       2,000,000  Bank of Montreal, Medium-Term Note,
                     3 Mo. LIBOR + 0.79% (a)......................................      2.75%        08/27/21          2,022,133
         250,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.83% (a)..............      3.18%        01/15/19            251,307
       2,390,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.39% (a)..............      2.74%        07/14/20          2,398,159
       6,960,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)..............      2.80%        04/20/21          6,984,183
       1,000,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)......................      2.80%        01/11/21          1,002,356
       4,000,000  BNP Paribas / BNP Paribas US, Medium-Term Note..................      2.70%        08/20/18          4,002,724
         500,000  Canadian Imperial Bank of Commerce,
                     3 Mo. LIBOR + 0.52% (a)......................................      2.55%        09/06/19            502,208
       2,000,000  Commonwealth Bank of Australia,
                     3 Mo. LIBOR + 0.64% (a) (b)..................................      2.43%        11/07/19          2,011,812
         500,000  Commonwealth Bank of Australia,
                     3 Mo. LIBOR + 0.70% (a) (b)..................................      2.77%        03/10/22            503,913
       2,000,000  Commonwealth Bank of Australia,
                     3 Mo. LIBOR + 0.68% (a) (b)..................................      2.86%        09/18/22          2,011,304
       3,000,000  Cooperatieve Rabobank UA/NY,
                     3 Mo. LIBOR + 0.48% (a)......................................      2.82%        01/10/23          3,005,525
       8,000,000  Credit Agricole S.A./London (b).................................      2.50%        04/15/19          7,986,150
       1,000,000  Credit Agricole S.A./London,
                     3 Mo. LIBOR + 0.80% (a) (b)..................................      3.15%        04/15/19          1,005,991
       1,400,000  Credit Agricole S.A./London,
                     3 Mo. LIBOR + 0.97% (a) (b)..................................      3.04%        06/10/20          1,419,631
       3,000,000  Credit Suisse Group Funding Guernsey Ltd.,
                     3 Mo. LIBOR + 2.29% (a)......................................      4.65%        04/16/21          3,152,260
       3,000,000  Danske Bank A/S, 3 Mo. LIBOR + 0.58% (a) (b)....................      2.61%        09/06/19          3,016,008
       1,200,000  Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)....................      2.53%        03/02/20          1,205,878
       1,833,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.45% (a).......................      3.81%        01/18/19          1,845,641
       2,000,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.91% (a).......................      3.72%        05/10/19          2,025,132
       2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)......................      4.29%        03/08/21          2,103,605
       2,500,000  HSBC Holdings PLC, 3 Mo. LIBOR + 1.50% (a)......................      3.82%        01/05/22          2,588,635
       2,000,000  ING Bank N.V. (b)...............................................      2.30%        03/22/19          1,992,882
       3,000,000  ING Bank N.V., 3 Mo. LIBOR + 0.61% (a) (b)......................      2.45%        08/15/19          3,017,663
       5,000,000  Macquarie Bank Ltd., 3 Mo. LIBOR + 1.18% (a) (b)................      3.53%        01/15/19          5,033,935
       4,500,000  Macquarie Group Ltd. (b)........................................      3.00%        12/03/18          4,508,722
       4,000,000  Mitsubishi UFJ Financial Group, Inc.,
                     3 Mo. LIBOR + 1.06% (a)......................................      3.15%        09/13/21          4,068,737
       1,500,000  Mitsubishi UFJ Financial Group, Inc.,
                     3 Mo. LIBOR + 0.92% (a)......................................      2.82%        02/22/22          1,518,767
       3,000,000  Mizuho Bank Ltd. (b)............................................      2.15%        10/20/18          2,993,449
         500,000  Mizuho Bank Ltd., 3 Mo. LIBOR + 1.19% (a) (b)...................      3.55%        10/20/18            502,395
       4,000,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)...........      3.23%        09/13/21          4,064,571
       2,000,000  MUFG Bank Ltd. (b)..............................................      2.70%        09/09/18          2,001,261
         250,000  National Australia Bank Ltd.,
                     3 Mo. LIBOR + 0.59% (a) (b)..................................      2.93%        01/10/20            251,488
       4,223,000  National Australia Bank Ltd.,
                     3 Mo. LIBOR + 0.51% (a) (b)..................................      2.41%        05/22/20          4,243,306
       1,000,000  Nordea Bank AB, 3 Mo. LIBOR + 0.62% (a) (b).....................      2.92%        09/30/19          1,007,261
       3,000,000  Nordea Bank AB, 3 Mo. LIBOR + 0.47% (a) (b).....................      2.45%        05/29/20          3,015,061


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  BANKS (CONTINUED)
$        500,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.71% (a)......................................      3.06%        04/15/19    $       502,815
       1,000,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.48% (a)......................................      2.84%        07/29/19          1,004,276
       2,900,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.38% (a)......................................      2.40%        03/02/20          2,908,675
       4,800,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.39% (a)......................................      2.75%        04/30/21          4,808,533
       2,200,000  Skandinaviska Enskilda Banken AB,
                     3 Mo. LIBOR + 0.57% (a) (b)..................................      2.66%        09/13/19          2,211,803
       3,000,000  Sumitomo Mitsui Banking Corp....................................      1.76%        10/19/18          2,989,488
       1,000,000  Sumitomo Mitsui Banking Corp.,
                     3 Mo. LIBOR + 0.54% (a)......................................      2.88%        01/11/19          1,002,871
       4,525,000  Sumitomo Mitsui Banking Corp.,
                     3 Mo. LIBOR + 0.31% (a)......................................      2.67%        10/18/19          4,529,232
       3,000,000  Sumitomo Mitsui Banking Corp.,
                     3 Mo. LIBOR + 0.35% (a)......................................      2.70%        01/17/20          3,003,469
       1,000,000  Sumitomo Mitsui Trust Bank Ltd.,
                     3 Mo. LIBOR + 0.44% (a) (b)..................................      2.62%        09/19/19          1,001,402
       3,000,000  Sumitomo Mitsui Financial Group, Inc.,
                     3 Mo. LIBOR + 0.97% (a)......................................      3.31%        01/11/22          3,042,082
       2,000,000  Sumitomo Mitsui Financial Group, Inc.,
                     3 Mo. LIBOR + 0.74% (a)......................................      3.09%        01/17/23          2,007,444
       1,000,000  Svenska Handelsbanken AB, Medium-Term Note,
                     3 Mo. LIBOR + 0.49% (a)......................................      2.52%        09/06/19          1,004,374
       2,000,000  UBS AG/London, 3 Mo. LIBOR + 0.32% (a) (b)......................      2.30%        05/28/19          2,002,284
       7,000,000  UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)......................      2.63%        06/08/20          7,029,849
       3,000,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)......................      2.49%        12/01/20          3,005,232
       6,000,000  UBS Group Funding Switzerland AG,
                     3 Mo. LIBOR + 1.78% (a) (b)..................................      4.13%        04/14/21          6,218,987
       1,950,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.43% (a)..................      2.37%        05/25/18          1,950,563
         350,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..................      2.53%        05/13/19            352,034
       3,375,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)..................      2.70%        01/25/21          3,380,405
       3,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..................      3.00%        06/28/22          3,024,179
                                                                                                                 ---------------
                                                                                                                     165,219,954
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.4%
       8,741,000  LeasePlan Corp. N.V. (b)........................................      2.50%        05/16/18          8,740,998
                                                                                                                 ---------------
                  FOOD -- 0.2%
       3,000,000  Mondelez International Holdings Netherlands BV,
                     3 Mo. LIBOR + 0.61% (a) (b)..................................      2.97%        10/28/19          3,013,882
                                                                                                                 ---------------
                  MISCELLANEOUS MANUFACTURING -- 0.3%
       3,000,000  Siemens Financieringsmaatschappij N.V.,
                     3 Mo. LIBOR + 0.32% (a) (b)..................................      2.41%        09/13/19          3,013,102
       2,000,000  Siemens Financieringsmaatschappij N.V.,
                     3 Mo. LIBOR + 0.34% (a) (b)..................................      2.49%        03/16/20          2,009,873
                                                                                                                 ---------------
                                                                                                                       5,022,975
                                                                                                                 ---------------
                  OIL & GAS -- 0.5%
         500,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.35% (a).................      2.18%        08/14/18            500,465
       1,280,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.63% (a).................      2.92%        09/26/18          1,283,012
       2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a).................      3.02%        09/16/21          2,039,740


                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  OIL & GAS (CONTINUED)
$      5,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.65% (a).................      2.83%        09/19/22    $     5,069,380
       1,440,000  Shell International Finance BV,
                     3 Mo. LIBOR + 0.35% (a)......................................      2.42%        09/12/19          1,446,694
         479,000  Total Capital International S.A.,
                     3 Mo. LIBOR + 0.57% (a)......................................      2.38%        08/10/18            479,824
                                                                                                                 ---------------
                                                                                                                      10,819,115
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.1%
       2,000,000  Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (a)...................      3.33%        03/12/20          2,023,014
                                                                                                                 ---------------
                  PIPELINES -- 0.5%
       5,000,000  Enbridge, Inc., 3 Mo. LIBOR + 0.40% (a).........................      2.74%        01/10/20          5,001,205
       6,000,000  TransCanada PipeLines Ltd., 3 Mo. LIBOR + 0.28% (a).............      2.11%        11/15/19          6,000,331
                                                                                                                 ---------------
                                                                                                                      11,001,536
                                                                                                                 ---------------
                  TELECOMMUNICATIONS -- 0.2%
       2,875,000  Deutsche Telekom International Finance BV,
                     3 Mo. LIBOR + 0.45% (a) (b)..................................      2.63%        09/19/19          2,887,363
       1,000,000  Deutsche Telekom International Finance BV,
                     3 Mo. LIBOR + 0.58% (a) (b)..................................      2.93%        01/17/20          1,003,800
                                                                                                                 ---------------
                                                                                                                       3,891,163
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................      216,616,581
                  (Cost $216,065,822)                                                                            ---------------

ASSET-BACKED SECURITIES -- 6.3%

                  ACE Securities Corp. Home Equity Loan Trust
         187,953     Series 2005-HE7, Class A1B2,
                        1 Mo. LIBOR + 0.60% (a)...................................      2.50%        11/25/35            188,264
                  Aegis Asset Backed Securities Trust
          70,687     Series 2005-3, Class M1, 1 Mo. LIBOR + 0.47% (a).............      2.37%        08/25/35             70,859
                  Ameriquest Mortgage Securities, Inc.
          96,832     Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)............      2.87%        10/25/34             97,666
         117,786     Series 2005-R2, Class M2, 1 Mo. LIBOR + 0.72% (a)............      2.62%        04/25/35            118,219
          52,319     Series 2005-R11, Class A2D, 1 Mo. LIBOR + 0.33% (a)..........      2.23%        01/25/36             52,435
                  BMW Vehicle Lease Trust
       5,443,000     Series 2016-2, Class A3......................................      1.43%        09/20/19          5,414,510
       1,950,000     Series 2016-2, Class A4......................................      1.57%        02/20/20          1,931,097
         698,303     Series 2017-1, Class A2......................................      1.64%        07/22/19            696,666
                  Citigroup Mortgage Loan Trust
          79,776     Series 2005-OPT3, Class M2,
                        1 Mo. LIBOR + 0.68% (a)...................................      2.57%        05/25/35             80,043
                  Encore Credit Receivables Trust
         693,700     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.69% (a).............      2.59%        11/25/35            697,544
                  Ford Credit Auto Lease Trust
       5,984,000     Series 2015-A, Class A4......................................      1.64%        06/15/20          5,963,648
       2,385,000     Series 2016-A, Class A4......................................      1.85%        07/15/19          2,383,955
      13,056,000     Series 2017-A, Class A3......................................      1.88%        04/15/20         12,973,980
       6,000,000     Series 2018-A, Class A2A.....................................      2.71%        12/15/20          5,997,878
                  GM Financial Automobile Leasing Trust
       6,218,598     Series 2015-2, Class B.......................................      2.42%        07/22/19          6,218,035
         655,205     Series 2015-3, Class A3......................................      1.69%        03/20/19            654,804
       5,030,000     Series 2015-3, Class A4......................................      1.81%        11/20/19          5,021,207
       1,220,000     Series 2015-3, Class B.......................................      2.32%        11/20/19          1,218,274


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
ASSET-BACKED SECURITIES (CONTINUED)

                  GM Financial Automobile Leasing Trust (Continued)
$      2,611,817     Series 2016-1, Class A3......................................      1.64%        07/20/19    $     2,605,968
       4,914,000     Series 2016-1, Class B.......................................      2.59%        03/20/20          4,910,814
       3,021,000     Series 2016-1, Class C.......................................      3.24%        03/20/20          3,029,064
       6,760,361     Series 2016-2, Class A3......................................      1.62%        09/20/19          6,735,730
       1,815,000     Series 2016-2, Class A4......................................      1.76%        03/20/20          1,801,987
       7,588,000     Series 2016-3, Class A3......................................      1.61%        12/20/19          7,559,665
       4,347,000     Series 2016-3, Class A4......................................      1.78%        05/20/20          4,311,531
         740,601     Series 2017-2, Class A2B, 1 Mo. LIBOR + 0.30% (a)............      2.20%        01/21/20            741,331
                  Hyundai Auto Lease Securitization Trust
       2,570,000     Series 2016-A, Class B (b)...................................      2.10%        10/15/20          2,565,636
         814,555     Series 2017-B, Class A2B,
                        1 Mo. LIBOR + 0.28% (a) (b)...............................      2.18%        12/16/19            815,304
                  MASTR Asset Backed Securities Trust
       1,066,783     Series 2005-OPT1, Class M2, 1 Mo. LIBOR +
                        0.63% (a).................................................      2.53%        03/25/35          1,071,095
                  Mercedes-Benz Auto Lease Trust
       2,675,000     Series 2016-B, Class A4......................................      1.52%        06/15/22          2,652,744
       1,050,000     Series 2017-A, Class A3......................................      1.79%        04/15/20          1,042,592
       4,000,000     Series 2017-A, Class A4......................................      2.01%        01/17/23          3,962,053
       4,830,000     Series 2018-A, Class A2......................................      2.20%        04/15/20          4,816,853
                  Nissan Auto Lease Trust
       4,576,564     Series 2016-A, Class A3......................................      1.49%        03/15/19          4,570,238
       7,910,000     Series 2016-A, Class A4......................................      1.65%        10/15/21          7,883,295
          34,130     Series 2016-B, Class A2A.....................................      1.26%        12/17/18             34,112
       1,950,000     Series 2016-B, Class A4......................................      1.61%        01/18/22          1,935,271
       3,314,000     Series 2017-A, Class A3......................................      1.91%        04/15/20          3,285,736
                  Nissan Auto Receivables Owner Trust
       1,457,850     Series 2016-A, Class A3......................................      1.34%        10/15/20          1,447,838
       1,927,000     Series 2016-C, Class A3......................................      1.18%        01/15/21          1,904,555
                  Option One Mortgage Loan Trust
          48,108     Series 2005-5, Class A3, 1 Mo. LIBOR + 0.21% (a).............      2.11%        12/25/35             48,220
                  Residential Asset Mortgage Product, Inc.
         226,683     Series 2005-EFC1, Class M3,
                        1 Mo. LIBOR + 0.48% (a)...................................      2.38%        05/25/35            227,496
                  Structured Asset Investment Loan Trust
         193,625     Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (a)............      2.96%        11/25/34            195,571
                  Wells Fargo Home Equity Trust
          63,244     Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (a).............      2.71%        04/25/35             63,510
         187,728     Series 2005-3, Class M3, 1 Mo. LIBOR + 0.69% (a).............      2.59%        11/25/35            188,465
                  World Omni Automobile Lease Securitization Trust
       6,000,000     Series 2018-A, Class A2......................................      2.59%        11/16/20          5,989,555
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................      126,175,313
                  (Cost $126,358,690)                                                                            ---------------

U.S. GOVERNMENT NOTES -- 4.9%

      51,000,000  U.S. Treasury Note..............................................      1.25%        11/15/18         50,776,875
       5,500,000  U.S. Treasury Note..............................................      1.25%        12/31/18          5,467,022
      25,000,000  U.S. Treasury Note..............................................      1.13%        01/31/19         24,798,828
      18,000,000  U.S. Treasury Note..............................................      0.75%        02/15/19         17,793,281
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT NOTES..................................................................       98,836,006
                  (Cost $98,935,843)                                                                             ---------------


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.5%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
                  Federal Home Loan Banks
$        101,795     Series 2008-1372, Class 1....................................      4.75%        05/18/18    $       101,932
                  Federal Home Loan Mortgage Corporation
          10,500     Series 2003-2614, Class BY...................................      4.50%        05/15/18             10,495
           2,901     Series 2003-2629, Class AD...................................      4.50%        06/15/18              2,900
          49,719     Series 2003-2638, Class AM...................................      4.50%        07/15/18             49,758
           4,258     Series 2003-2672, Class NH...................................      4.00%        09/15/18              4,265
          26,243     Series 2003-2695, Class DG...................................      4.00%        10/15/18             26,312
         177,028     Series 2004-2764, Class UE...................................      5.00%        10/15/32            177,280
          11,070     Series 2004-2773, Class HS...................................      4.50%        04/15/19             11,088
          69,553     Series 2004-2828, Class JE...................................      4.50%        07/15/19             69,818
          48,847     Series 2004-2861, Class BL...................................      4.00%        09/15/19             49,068
         125,036     Series 2004-2874, Class BC...................................      5.00%        10/15/19            126,077
          65,867     Series 2004-2877, Class JH...................................      4.75%        03/15/19             65,936
         152,949     Series 2004-2885, Class PY...................................      4.50%        11/15/19            154,109
         227,810     Series 2004-2895, Class EK...................................      4.00%        11/15/19            229,210
         218,383     Series 2004-2900, Class PC...................................      4.50%        12/15/19            219,215
          20,336     Series 2005-2920, Class HD...................................      4.50%        01/15/20             20,409
         245,945     Series 2005-2931, Class DE...................................      4.00%        02/15/20            248,214
          24,748     Series 2005-2945, Class HB...................................      5.00%        03/15/20             24,901
          55,125     Series 2005-2981, Class BC...................................      4.50%        05/15/20             55,212
         116,365     Series 2005-2995, Class JK...................................      4.50%        06/15/20            116,708
           6,208     Series 2005-3005, Class GA...................................      4.50%        02/15/20              6,215
         111,600     Series 2007-3266, Class D....................................      5.00%        01/15/22            111,864
          40,783     Series 2007-3294, Class DB...................................      4.50%        03/15/22             41,151
         106,106     Series 2010-3705, Class CA...................................      3.00%        08/15/20            106,115
          57,157     Series 2010-3726, Class DA...................................      2.00%        08/15/20             57,080
       4,671,393     Series 2010-3726, Class ND...................................      3.50%        06/15/39          4,692,013
          76,121     Series 2010-3755, Class AJ...................................      2.00%        11/15/20             75,574
          89,190     Series 2010-3766, Class HE...................................      3.00%        11/15/20             89,168
         224,027     Series 2010-3768, Class DE...................................      2.25%        11/15/28            223,919
         695,851     Series 2010-3770, Class EB...................................      2.00%        01/15/38            690,966
          19,046     Series 2010-3772, Class HE...................................      2.50%        10/15/18             19,035
         120,780     Series 2010-3773, Class GK...................................      2.50%        12/15/20            120,350
          24,988     Series 2011-3786, Class DA...................................      3.00%        02/15/24             24,979
         334,327     Series 2011-3790, Class AP...................................      4.50%        01/15/37            342,022
          29,160     Series 2011-3812, Class BE...................................      2.75%        09/15/18             29,157
         146,680     Series 2011-3820, Class NA...................................      4.50%        02/15/38            149,276
          28,257     Series 2011-3821, Class A....................................      4.00%        01/15/29             28,383
          78,061     Series 2011-3825, Class AB...................................      3.00%        08/15/20             78,088
           1,733     Series 2011-3826, Class MB...................................      1.50%        07/15/18              1,731
          28,869     Series 2011-3841, Class JK...................................      3.00%        10/15/38             28,940
         141,926     Series 2011-3852, Class CA...................................      3.00%        10/15/39            142,006
         379,802     Series 2011-3887, Class VA...................................      4.00%        12/15/23            379,915
          38,188     Series 2011-3893, Class JA...................................      4.00%        01/15/29             38,220
          29,836     Series 2011-3895, Class CD...................................      2.00%        10/15/18             29,815
          38,482     Series 2011-3944, Class LB...................................      2.00%        02/15/25             38,433
           2,978     Series 2011-3977, Class GA...................................      1.50%        07/15/19              2,967
         671,072     Series 2012-4001, Class A....................................      3.50%        11/15/38            678,110
         330,181     Series 2012-4011, Class KM...................................      2.00%        03/15/22            327,763
       1,202,560     Series 2014-4305, Class KN...................................      2.50%        03/15/38          1,197,846


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        204,967     Series 2014-4419, Class TB...................................      3.00%        02/15/40    $       204,813
         233,091     Series 2015-4459, Class NC...................................      5.00%        07/15/25            236,532
                  Federal National Mortgage Association
          16,343     Series 2003-81, Class HC.....................................      4.75%        09/25/18             16,347
           4,789     Series 2003-120, Class BY....................................      4.00%        12/25/18              4,792
          16,272     Series 2004-27, Class HB.....................................      4.00%        05/25/19             16,324
          78,570     Series 2004-79, Class FA, 1 Mo. LIBOR + 0.29% (a)............      2.19%        08/25/32             78,676
         115,458     Series 2004-90, Class LH.....................................      5.00%        04/25/34            116,385
         234,688     Series 2004-90, Class XQ.....................................      4.50%        09/25/34            235,636
           3,225     Series 2005-110, Class GK....................................      5.50%        08/25/34              3,238
           4,276     Series 2008-18, Class HD.....................................      4.00%        12/25/18              4,277
           4,635     Series 2008-51, Class BC.....................................      4.50%        06/25/23              4,642
          61,521     Series 2008-53, Class CA.....................................      5.00%        07/25/23             62,254
         228,534     Series 2008-59, Class KB.....................................      4.50%        07/25/23            229,516
           1,506     Series 2009-11, Class DK.....................................      5.00%        12/25/18              1,505
         986,382     Series 2009-14, Class EB.....................................      4.50%        03/25/24            994,037
         127,039     Series 2009-52, Class AJ.....................................      4.00%        07/25/24            128,436
          26,104     Series 2009-78, Class LE.....................................      4.00%        09/25/19             26,193
          43,396     Series 2009-96, Class JA.....................................      3.50%        10/25/24             43,550
          27,242     Series 2010-10, Class NB.....................................      3.00%        01/25/39             27,227
           2,209     Series 2010-12, Class AC.....................................      2.50%        12/25/18              2,206
         611,347     Series 2010-35, Class KA.....................................      4.50%        07/25/38            612,670
          27,198     Series 2010-83, Class AJ.....................................      2.75%        11/25/18             27,159
          22,849     Series 2010-110, Class AE....................................      9.75%        11/25/18             23,093
         286,055     Series 2010-116, Class AD....................................      2.00%        08/25/20            284,568
           4,022     Series 2010-123, Class HA....................................      2.50%        03/25/24              4,018
         240,171     Series 2010-145, Class MA....................................      2.00%        12/25/20            238,650
           6,431     Series 2010-153, Class AC....................................      2.00%        11/25/18              6,418
         103,572     Series 2011-3, Class EG......................................      2.00%        05/25/20            103,128
         228,189     Series 2011-13, Class AD.....................................      2.00%        07/25/21            226,850
             383     Series 2011-15, Class AB.....................................      9.75%        08/25/19                387
          79,096     Series 2011-15, Class HT.....................................      5.50%        03/25/26             81,052
       1,067,126     Series 2011-36, Class QC.....................................      3.00%        12/25/28          1,068,239
         105,120     Series 2011-60, Class UC.....................................      2.50%        09/25/39            104,079
          26,828     Series 2011-68, Class AH.....................................      4.50%        12/25/20             27,026
          82,090     Series 2011-71, Class KC.....................................      1.75%        08/25/21             81,030
          65,967     Series 2011-79, Class AD.....................................      3.00%        11/25/37             66,269
          74,073     Series 2011-86, Class DC.....................................      2.00%        09/25/21             73,016
           2,267     Series 2011-89, Class LE.....................................      3.00%        03/25/39              2,267
         370,120     Series 2011-111, Class DA....................................      3.00%        12/25/38            370,568
          24,499     Series 2011-117, Class DH....................................      3.00%        06/25/29             24,564
       5,144,960     Series 2013-1, Class KC......................................      2.00%        07/25/40          5,068,616
         166,718     Series 2014-76, Class AC.....................................      2.50%        02/25/34            166,920
                  Government National Mortgage Association
          78,827     Series 2000-9, Class FG, 1 Mo. LIBOR + 0.60% (a).............      2.50%        02/16/30             79,585
          38,147     Series 2005-78, Class A......................................      5.00%        07/16/33             38,460
         105,833     Series 2006-17, Class KY.....................................      5.00%        04/20/36            106,224
          87,516     Series 2008-6, Class PM......................................      3.75%        09/20/37             87,575
          24,893     Series 2009-10, Class JA.....................................      4.50%        03/16/34             24,919
         190,776     Series 2009-10, Class MD.....................................      4.50%        12/16/36            194,566


                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         62,137     Series 2009-52, Class PA.....................................      5.00%        04/16/39    $        62,908
         127,938     Series 2009-77, Class KC.....................................      4.50%        05/20/38            128,611
           6,102     Series 2009-87, Class BD.....................................      3.00%        10/20/38              6,097
         141,161     Series 2010-4, Class JC......................................      3.00%        08/16/39            141,661
          10,775     Series 2010-23, Class MH.....................................      4.50%        02/20/38             10,800
          18,811     Series 2010-30, Class PN.....................................      4.00%        03/20/38             18,867
           6,594     Series 2010-39, Class ME.....................................      4.00%        03/20/38              6,596
          20,289     Series 2010-39, Class MG.....................................      4.25%        03/20/38             20,324
          69,887     Series 2010-47, Class CL.....................................      4.00%        08/20/38             70,232
         118,145     Series 2010-85, Class NK.....................................      3.25%        01/20/38            118,295
         171,645     Series 2010-87, Class HE.....................................      3.00%        11/20/38            172,656
          25,167     Series 2010-101, Class PG....................................      2.50%        04/20/38             25,179
          25,167     Series 2010-101, Class PL....................................      3.50%        04/20/38             25,179
         103,787     Series 2010-114, Class NJ....................................      3.00%        04/20/38            103,805
          73,787     Series 2010-125, Class BA....................................      2.08%        05/16/37             73,540
         183,712     Series 2010-125, Class TE....................................      3.00%        06/20/39            184,072
         202,686     Series 2010-142, Class AJ....................................      3.00%        09/20/39            202,601
          34,004     Series 2010-164, Class LE....................................      3.00%        10/20/38             34,013
         161,648     Series 2010-164, Class LH....................................      3.50%        10/20/38            162,205
          88,664     Series 2011-21, Class AP.....................................      4.50%        05/20/38             89,407
          68,715     Series 2011-21, Class QC.....................................      4.00%        05/20/38             69,008
         119,073     Series 2011-24, Class NE.....................................      3.50%        04/20/39            119,504
         191,167     Series 2011-37, Class PG.....................................      3.00%        05/20/40            190,730
         149,195     Series 2011-40, Class CA.....................................      3.00%        12/16/25            149,672
         150,782     Series 2011-115, Class PD....................................      2.00%        10/20/38            150,325
         330,880     Series 2014-180, Class PA....................................      2.50%        04/20/43            328,419
                                                                                                                 ---------------
                                                                                                                      25,807,216
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%
                  Government National Mortgage Association
          24,728     Series 2014-28, Class A......................................      2.00%        01/16/46             24,359
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 0.2%
                  Federal Home Loan Mortgage Corporation
           5,688     Pool B18688..................................................      5.00%        02/01/20              5,722
          17,053     Pool E01591..................................................      5.50%        02/01/19             17,145
             603     Pool E99249..................................................      5.50%        09/01/18                604
          11,664     Pool E99582..................................................      5.00%        09/01/18             11,733
         142,099     Pool G11728..................................................      5.50%        02/01/20            144,111
         112,263     Pool G11777..................................................      5.00%        10/01/20            114,517
          48,477     Pool G11879..................................................      5.00%        10/01/20             49,344
         151,274     Pool G11902..................................................      5.00%        08/01/20            154,185
         143,654     Pool G11966..................................................      5.50%        11/01/20            146,477
           9,574     Pool G12255..................................................      5.50%        07/01/21              9,859
          87,598     Pool G13204..................................................      6.00%        11/01/22             90,739
          98,165     Pool G13235..................................................      4.50%        08/01/20             99,066
          37,403     Pool G13395..................................................      4.50%        12/01/19             37,688
          39,689     Pool G13761..................................................      5.50%        12/01/20             40,205
          37,499     Pool G14075..................................................      4.50%        08/01/18             37,785
         440,721     Pool G15821..................................................      5.00%        07/01/25            448,244
          52,933     Pool G18010..................................................      5.50%        09/01/19             53,679
         229,695     Pool J02535..................................................      5.00%        09/01/20            233,107


Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association
$          1,379     Pool 723399..................................................      4.50%        09/01/18    $         1,390
          22,686     Pool 725445..................................................      4.50%        05/01/19             22,864
          24,792     Pool 725793..................................................      5.50%        09/01/19             25,052
          36,116     Pool 725934..................................................      5.00%        11/01/19             36,704
         109,778     Pool 735646..................................................      4.50%        07/01/20            110,655
           4,193     Pool 739798..................................................      4.50%        09/01/18              4,226
         517,320     Pool 745735..................................................      5.00%        03/01/21            528,816
          50,781     Pool 773440..................................................      5.00%        07/01/19             51,608
           7,005     Pool 775019..................................................      4.50%        05/01/19              7,060
          78,261     Pool 847919..................................................      5.50%        11/01/20             79,896
           7,051     Pool 889191..................................................      4.50%        04/01/21              7,106
          14,641     Pool 889847..................................................      4.50%        04/01/21             14,756
         100,779     Pool 898044..................................................      4.50%        12/01/20            101,586
         351,380     Pool 962078..................................................      4.50%        03/01/23            364,630
          11,223     Pool AL0217..................................................      5.00%        11/01/18             11,405
          23,804     Pool AL8539..................................................      4.50%        01/01/27             23,990
          72,822     Pool MA0772..................................................      4.00%        06/01/21             74,745
                  Government National Mortgage Association
          37,461     Pool 781783..................................................      5.50%        08/15/19             37,905
         121,774     Pool 781820..................................................      5.00%        11/15/19            123,397
         131,866     Pool 783524..................................................      5.00%        09/15/24            137,655
                                                                                                                 ---------------
                                                                                                                       3,459,656
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................       29,291,231
                  (Cost $29,630,083)                                                                             ---------------

CERTIFICATES OF DEPOSIT -- 0.3%

                  BANKS -- 0.3%
       5,000,000  Intesa Sanpaolo SpA/New York NY,
                     3 Mo. LIBOR + 0.63% (a)......................................      2.98%        07/17/19          5,003,833
                                                                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        5,003,833
                  (Cost $5,000,000)                                                                              ---------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                  RBSSP Resecuritization Trust
         140,760     Series 2009-12, Class 20A1 (b) (d)...........................      3.52%        12/25/35            142,641
                  Wells Fargo Mortgage Loan Trust
         179,770     Series 2010-RR1, Class 1A1 (b) (d)...........................      3.44%        02/27/37            180,823
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................          323,464
                  (Cost $322,232)                                                                                ---------------

                  TOTAL INVESTMENTS -- 102.1%..................................................................    2,039,158,013
                  (Cost $2,038,583,655) (e)
                  NET OTHER ASSETS AND LIABILITIES -- (2.1)%...................................................      (41,504,340)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,997,653,673
                                                                                                                 ===============


                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

-----------------------------

(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $192,227,839 or 9.6% of net assets.

(c)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2018, securities noted as such are valued at
      $2,000,000 or 0.1% of net assets.

(d)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,695,469 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,121,111. The net unrealized appreciation was
      $574,358.

LIBOR - London Interbank Offered Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2018           PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Commercial Paper*..................................    $  926,550,537    $           --    $  926,550,537    $           --
Corporate Bonds*...................................       636,361,048                --       636,361,048                --
Foreign Corporate Bonds*...........................       216,616,581                --       216,616,581                --
Asset-Backed Securities............................       126,175,313                --       126,175,313                --
U.S. Government Notes..............................        98,836,006                --        98,836,006                --
U.S. Government Agency Mortgage-Backed
   Securities......................................        29,291,231                --        29,291,231                --
Certificates of Deposit*...........................         5,003,833                --         5,003,833                --
Mortgage-Backed Securities.........................           323,464                --           323,464                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $2,039,158,013    $           --    $2,039,158,013    $           --
                                                       ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $2,039,158,013
Cash......................................................................           303,887
Receivables:
   Capital shares sold....................................................         2,999,504
   Interest...............................................................         4,391,675
   Reclaims...............................................................             2,778
                                                                              --------------
   Total Assets...........................................................     2,046,855,857
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................        48,804,164
   Investment advisory fees...............................................           398,020
                                                                              --------------
   Total Liabilities......................................................        49,202,184
                                                                              --------------
NET ASSETS................................................................    $1,997,653,673
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $1,998,903,145
Par value.................................................................           332,997
Accumulated net investment income (loss)..................................           720,514
Accumulated net realized gain (loss) on investments.......................        (2,877,341)
Net unrealized appreciation (depreciation) on investments.................           574,358
                                                                              --------------
NET ASSETS................................................................    $1,997,653,673
                                                                              ==============
NET ASSET VALUE, per share................................................    $        59.99
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        33,299,724
                                                                              ==============
Investments, at cost......................................................    $2,038,583,655
                                                                              ==============


                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $   15,003,241
                                                                              --------------
   Total investment income................................................        15,003,241
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................         3,320,620
Excise tax................................................................            22,759
                                                                              --------------
   Total expenses.........................................................         3,343,379
   Less fees waived by the investment advisor.............................        (1,192,636)
                                                                              --------------
   Net expenses...........................................................         2,150,743
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................        12,852,498
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments................................           (13,469)
   Net change in unrealized appreciation (depreciation) on investments....          (609,666)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................          (623,135)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $   12,229,363
                                                                              ==============


Page 28                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                4/30/2018           ENDED
                                                                               (UNAUDITED)        10/31/2017
                                                                              --------------    --------------
OPERATIONS:
Net investment income (loss)..............................................    $   12,852,498    $   10,791,745
Net realized gain (loss)..................................................           (13,469)          271,159
Net change in unrealized appreciation (depreciation)......................          (609,666)        1,151,667
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations...........        12,229,363        12,214,571
                                                                              --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................       (12,920,110)      (10,999,531)
                                                                              --------------    --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................       918,061,814       815,629,647
Cost of shares redeemed...................................................       (78,041,632)     (116,933,051)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................       840,020,182       698,696,596
                                                                              --------------    --------------
Total increase (decrease) in net assets...................................       839,329,435       699,911,636

NET ASSETS:
Beginning of period.......................................................     1,158,324,238       458,412,602
                                                                              --------------    --------------
End of period.............................................................    $1,997,653,673    $1,158,324,238
                                                                              ==============    ==============
Accumulated net investment income (loss) at end of period.................    $      720,514    $      788,126
                                                                              ==============    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................        19,299,724         7,649,724
Shares sold...............................................................        15,300,000        13,600,000
Shares redeemed...........................................................        (1,300,000)       (1,950,000)
                                                                              --------------    --------------
Shares outstanding, end of period.........................................        33,299,724        19,299,724
                                                                              ==============    ==============


                        See Notes to Financial Statements                Page 29


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 SIX MONTHS
                                                   ENDED                     YEAR ENDED OCTOBER 31,                    PERIOD
                                                 4/30/2018      ------------------------------------------------        ENDED
                                                (UNAUDITED)          2017             2016             2015       10/31/2014 (a)(b)
                                               --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period.........    $    60.02       $    59.93       $    59.94       $    60.04       $    60.00
                                                 ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................          0.49             0.76             0.47             0.43             0.06
Net realized and unrealized gain (loss)......         (0.01)            0.12             0.09            (0.26)            0.04
                                                 ----------       ----------       ----------       ----------       ----------
Total from investment operations.............          0.48             0.88             0.56             0.17             0.10
                                                 ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income........................         (0.51)           (0.79)           (0.57)           (0.27)           (0.06)
                                                 ----------       ----------       ----------       ----------       ----------
Net asset value, end of period...............    $    59.99       $    60.02       $    59.93       $    59.94       $    60.04
                                                 ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (c).............................          0.80%            1.48%            0.94%            0.29%            0.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........    $1,997,654       $1,158,324       $  458,413       $  149,829       $  567,353
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets....................................          0.45% (d)        0.45%            0.45%            0.45%            0.45% (d)
Ratio of net expenses to average net assets..          0.29% (d)        0.25%            0.25%            0.23%            0.26% (d)
Ratio of net investment income (loss) to
   average net assets........................          1.74% (d)        1.33%            1.06%            0.51%            0.64% (d)
Portfolio turnover rate (e)..................            23%              56%             115%             406%               0%


(a)   Inception date is August 5, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-2 reverse share split on November 10, 2014. The net asset value reported on October 31, 2014 prior to the reverse share split restatement was $30.02.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 30                 See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "FTSM" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund will invest at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities")
issued by U.S. and non-U.S. public and private sector entities. Fixed Income
Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities;
instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds and money market securities. The Fund may also invest in investment companies, such as ETFs, that invest in primarily Fixed Income Securities. The
Fund will limit its investments in asset-backed securities and non-agency mortgage-backed securities (in the aggregate) to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans. The floating rate loans will represent amounts borrowed by companies or other entities from banks and other lenders and a significant portion of such floating rate loans may be rated below investment grade or unrated. Floating rate loans held by the
Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

   Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

                                                                         Page 31

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

   Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

   Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts
   (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4)    issuer-specific conditions (such as significant credit
            deterioration); and
      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6)    the information as to any transactions in or offers for the security;
      7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
      8)    the coupon payments;
      9)    the quality, value and salability of collateral, if any, securing the security;
     10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);
     11)    the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
     12)    the borrower's/issuer's competitive position within the industry;
     13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2017 was as follows:

Distributions paid from:
Ordinary income.................................   $    10,999,531
Capital gains...................................                --
Return of capital...............................                --

As of October 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $       788,126
Accumulated capital and other gain (loss).......        (2,855,874)
Net unrealized appreciation (depreciation)......         1,176,026

                                                                         Page 33

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014,
2015, 2016 and 2017 remain open to federal and state audit. As of April 30,
2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the
Fund had $2,855,874 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2017, the Fund had no net ordinary losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.45% of its average daily net assets.
Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until March 1, 2019 and, pursuant to a separate contractual agreement, First Trust waived an additional 0.10% of average daily net assets until March 1, 2018. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days'
written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2019. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to
First Trust will be reduced by the portion of the management fees earned by
First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

or (ii) upon termination of the Fund's management agreement with First Trust;
however, it is expected to remain in place at least until March 1, 2019. First
Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2018, were $38,324,643 and $375,126,036, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2018, were
$29,565,028 and $132,341,318, respectively.

For the six months ended April 30, 2018, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the
Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized
Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in

                                                                         Page 35

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891;
(2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in
Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN
DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST
PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS
AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS
ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF
ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE
DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE
DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the
Fund.

ASSET-BACKED AND MORTGAGE-RELATED SECURITIES RISK. The risk of investing in mortgage-related and other asset-backed securities includes, but is not limited to, interest rate risk, extension risk and prepayment risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Extension risk is prevalent when in a period of rising interest rates, the Fund holds mortgage-related securities and such securities exhibit additional volatility.
Prepayment risk is prevalent when in a period of declining interest rates, borrowers may pay off their mortgages sooner than expected. Prepayments can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial
Statements) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the
Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Such redemptions and subsequent reinvestments would also increase the Fund's portfolio turnover rate.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

                                                                         Page 37


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The
Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds securities that adjust lower with falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term fixed income securities and higher for longer term fixed income securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the fixed income security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of fixed income securities with shorter durations tend to be less sensitive to interest rate changes than fixed income securities with longer durations. As the value of a fixed income security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying Fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Fund's investment advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Fund's investment advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by
Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the
Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

                                                                         Page 39


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2018 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security owned by the
Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the
1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for
Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The
Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

VOLATILITY RISK. The market price and net asset value of the Fund's shares and the Fund's yield will change daily. There may be instances when the Fund will experience large in-flows and out-flows, which will significantly alter the
Fund's size. At times, these fluctuations may negatively impact the Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when the Fund is smaller in size, such as during the Fund's invest-up period. An investor may lose money by investing in this Fund because this Fund is not a money market fund and may experience significant fluctuations in its net asset value.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)

Semi-Annual Report
For the Six Months Ended
April 30, 2018


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2018

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or First Trust Global Portfolios Ltd. ("FTGP");
Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge");
and/or Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Strategic Income ETF, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow
Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o     The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o     The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o     The Nasdaq Composite set a record by having 11 months of gains in
            2017 (June was the only down month, and by just 0.86%); and

      o     The MSCI AC World Index (containing constituents from 47 countries)
            ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

For the entire first quarter of 2018, increased volatility was the norm. The S&P
500(R) Index was off to a strong start in January as it returned over 7.5% from
January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into
"correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of the First Trust Strategic Income ETF (the
"Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust"
or the "Advisor") serves as the Fund's investment advisor. The Advisor's
Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor
(each, a "Management Team"), which employ their respective investment strategies. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FDIV."

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including emerging markets debt; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S. exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts. The Management
Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund.
Additionally, the Management Teams may seek to gain exposure to the Fund's investment categories through investments in exchange-traded funds. The Fund seeks to achieve its objectives by having each Management Team focus on those instruments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the
Advisor.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL           CUMULATIVE
                                                                                             TOTAL RETURNS          TOTAL RETURNS
                                                        6 Months Ended    1 Year Ended    Inception (8/13/14)    Inception (8/13/14)
                                                           4/30/18          4/30/18           to 4/30/18             to 4/30/18
FUND PERFORMANCE
NAV                                                         -0.89%            0.58%              3.44%                 13.39%
Market Price                                                -0.92%            0.76%              3.45%                 13.42%

INDEX PERFORMANCE
Blended Index(2)                                            -0.26%            0.44%              2.67%                 10.29%
Bloomberg Barclays U.S. Aggregate Bond Index                -1.87%           -0.32%              1.64%                  6.23%
Russell 3000(R) Index                                        3.79%           13.05%             10.60%                 45.37%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

(2)   The Blended Index is equally weighted to include these six indices: the
      Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofAML Fixed
      Rate Preferred Securities Index, ICE BofAML U.S. High Yield Index,
      Bloomberg Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS
      Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown.
      Indices are unmanaged and an investor cannot invest directly in an index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                             % OF TOTAL
ASSET CLASSIFICATION                         INVESTMENTS
-----------------------------------------------------------
Exchange-Traded Funds                           52.95%
Common Stocks                                   25.84
Master Limited Partnerships                      9.99
U.S. Government Agency Mortgage-Backed
   Securities                                    8.26
Real Estate Investment Trusts                    2.81
Mortgage-Backed Securities                       0.08
Asset-Backed Securities                          0.07
                                               -------
     Total                                     100.00%
                                               =======

-----------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
First Trust Preferred Securities and
   Income ETF                                   10.38%
First Trust Emerging Markets Local
   Currency Bond ETF                             9.50
First Trust Senior Loan ETF                      9.49
First Trust Tactical High Yield ETF              9.44
iShares MBS ETF                                  6.25
iShares J.P. Morgan USD Emerging Markets
   Bond ETF                                      3.93
First Trust Institutional Preferred Securities
   and Income ETF                                3.47
Enterprise Products Partners, L.P.               1.62
CVS Health Corp.                                 1.08
Telekomunikasi Indonesia Persero
   Tbk PT, ADR                                   1.00
                                               -------
     Total                                      56.16%
                                               =======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                AUGUST 13, 2014 - APRIL 30, 2018

            First Trust Strategic      Blended       Bloomberg Barclays U.S.      Russell 3000(R)
                 Income ETF            Index(2)       Aggregate Bond Index             Index
8/13/14            $10,000             $10,002               $10,003                  $10,000
10/31/14            10,177              10,129                10,080                   10,371
4/30/15             10,330              10,191                10,288                   10,863
10/31/15             99,89               9,735                10,280                   10,837
4/30/16             10,436              10,006                10,571                   10,844
10/31/16            10,856              10,446                10,731                   11,297
4/30/17             11,275              10,981                10,659                   12,859
10/31/17            11,442              11,058                10,827                   14,006
4/30/18             11,340              11,029                10,625                   14,537


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2014 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
8/14/14 - 10/31/14      16          0          0           0          35          5          0           0
11/1/14 - 10/31/15      36          6          6           2         152         33          9           7
11/1/15 - 10/31/16      69         16          7           3         125         27          3           2
11/1/16 - 10/31/17     142         14          0           0          95          1          0           0
11/1/17 - 4/30/18       49          0          0           0          73          1          0           0


                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2018 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). The
following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor, which employ their respective investment strategies.

                         ADVISOR'S INVESTMENT COMMITTEE

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o     DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING
      DIRECTOR OF FIRST TRUST;

o     DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
      MANAGING DIRECTOR OF FIRST TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST;

o     JOHN GAMBLA, CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o     WILLIAM HOUSEY, CFA, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
      FIRST TRUST, LEVERAGED FINANCE TEAM;

o     SCOTT D. FRIES, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST, LEVERAGED FINANCE TEAM;

o     JEREMIAH CHARLES, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST,
      FTA-MORTGAGE BACKED SECURITIES TEAM; AND

o     JAMES SNYDER, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST,
      FTA-MORTGAGE BACKED SECURITIES TEAM.

SUB-ADVISOR PORTFOLIO MANAGERS

o     JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER
      AND PRINCIPAL OF EIP.

o     EVA PAO, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     JOHN K. TYSSELAND, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      FTGP.

o     LEONARDO DACOSTA, PORTFOLIO MANAGER OF FTGP.

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA.

o     HENRY TIMMONS, CFA, SENIOR QUANTITATIVE ANALYST OF RBA. o MATTHEW
      GRISWOLD, CFA, DIRECTOR OF INVESTMENTS OF RBA.

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF STONEBRIDGE.

o     ROBERT WOLF, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF
      STONEBRIDGE.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2018 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 NOVEMBER 1, 2017     APRIL 30, 2018     PERIOD (a) (b)     PERIOD (b) (c)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                              $1,000.00           $  991.10            0.49%              $2.42
Hypothetical (5% return before expenses)            $1,000.00           $1,022.36            0.49%              $2.46


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2018 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 52.1%

                  CAPITAL MARKETS -- 52.1%
         209,859  First Trust Emerging Markets Local Currency Bond ETF (a).....................................  $     8,717,543
         163,156  First Trust Institutional Preferred Securities and Income ETF (a)............................        3,181,542
         490,473  First Trust Preferred Securities and Income ETF (a)..........................................        9,524,985
         180,823  First Trust Senior Loan Fund ETF (a).........................................................        8,706,627
         182,362  First Trust Tactical High Yield ETF (a)......................................................        8,664,019
           2,611  iShares 20+ Year Treasury Bond ETF...........................................................          310,970
           1,534  iShares 7-10 Year Treasury Bond ETF..........................................................          156,008
          32,779  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................        3,610,279
          55,250  iShares MBS ETF..............................................................................        5,735,503
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       48,607,476
                  (Cost $48,724,472)                                                                             ---------------

COMMON STOCKS -- 25.4%

                  BANKS -- 4.7%
           3,801  Community Trust Bancorp, Inc.................................................................          182,448
          65,640  F.N.B. Corp..................................................................................          853,320
           5,910  Financial Institutions, Inc..................................................................          183,801
          58,535  Huntington Bancshares, Inc...................................................................          872,757
          35,886  Old National Bancorp.........................................................................          617,239
          47,180  People's United Financial, Inc...............................................................          862,922
          16,359  Trustmark Corp...............................................................................          512,200
           6,825  WesBanco, Inc................................................................................          298,935
                                                                                                                 ---------------
                                                                                                                       4,383,622
                                                                                                                 ---------------

                  BIOTECHNOLOGY -- 1.0%
           5,157  Amgen, Inc...................................................................................          899,793
                                                                                                                 ---------------

                  DISTRIBUTORS -- 0.3%
           7,857  Weyco Group, Inc.............................................................................          288,352
                                                                                                                 ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
          33,531  Telekomunikasi Indonesia Persero Tbk PT, ADR.................................................          913,720
                                                                                                                 ---------------

                  ELECTRIC UTILITIES -- 4.7%
           7,969  ALLETE, Inc..................................................................................          608,911
          17,003  Alliant Energy Corp..........................................................................          730,278
           1,861  American Electric Power Co., Inc.............................................................          130,233
           1,320  Duke Energy Corp.............................................................................          105,811
           4,026  Emera, Inc. (CAD)............................................................................          125,394
           1,082  Eversource Energy............................................................................           65,191
           4,105  Exelon Corp..................................................................................          162,886
           4,716  Fortis, Inc. (CAD)...........................................................................          158,308
           3,947  Hydro One Ltd. (CAD) (b).....................................................................           62,681
           6,750  IDACORP, Inc.................................................................................          627,750
           1,561  NextEra Energy, Inc..........................................................................          255,864
           7,394  Pinnacle West Capital Corp...................................................................          595,217
           2,260  PPL Corp.....................................................................................           65,766
           2,857  Southern (The) Co............................................................................          131,765
          11,345  Westar Energy, Inc...........................................................................          614,672
                                                                                                                 ---------------
                                                                                                                       4,440,727
                                                                                                                 ---------------


Page 6                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  GAS UTILITIES -- 1.9%
             762  Atmos Energy Corp............................................................................  $        66,210
           1,591  New Jersey Resources Corp....................................................................           65,788
           8,262  Northwest Natural Gas Co.....................................................................          506,461
           7,450  Southwest Gas Holdings, Inc..................................................................          543,775
           7,046  Spire, Inc...................................................................................          508,369
           2,880  UGI Corp.....................................................................................          139,363
                                                                                                                 ---------------
                                                                                                                       1,829,966
                                                                                                                 ---------------

                  HEALTH CARE PROVIDERS & SERVICES -- 1.1%
          14,214  CVS Health Corp..............................................................................          992,564
                                                                                                                 ---------------

                  HOTELS, RESTAURANTS & LEISURE -- 1.0%
           5,529  Cracker Barrel Old Country Store, Inc........................................................          910,018
                                                                                                                 ---------------

                  INSURANCE -- 0.8%
           6,654  Erie Indemnity Co., Class A..................................................................          776,988
                                                                                                                 ---------------

                  IT SERVICES -- 0.9%
          14,268  Paychex, Inc.................................................................................          864,213
                                                                                                                 ---------------

                  MULTI-UTILITIES -- 1.3%
           4,519  National Grid PLC, ADR.......................................................................          262,915
           3,825  Public Service Enterprise Group, Inc.........................................................          199,474
             576  Sempra Energy................................................................................           64,397
          10,206  WEC Energy Group, Inc........................................................................          656,041
                                                                                                                 ---------------
                                                                                                                       1,182,827
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 2.1%
          11,779  Enbridge Income Fund Holdings, Inc. (CAD)....................................................          251,919
           4,080  Enbridge, Inc................................................................................          123,502
           7,385  Inter Pipeline Ltd. (CAD)....................................................................          133,154
          29,584  Kinder Morgan, Inc...........................................................................          468,019
           6,743  ONEOK, Inc...................................................................................          406,063
          14,018  TransCanada Corp.............................................................................          595,064
                                                                                                                 ---------------
                                                                                                                       1,977,721
                                                                                                                 ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
           4,153  NVE Corp.....................................................................................          351,219
                                                                                                                 ---------------

                  SPECIALTY RETAIL -- 0.8%
          16,680  Williams-Sonoma, Inc.........................................................................          797,304
                                                                                                                 ---------------

                  THRIFTS & MORTGAGE FINANCE -- 1.7%
          34,278  Provident Financial Services, Inc............................................................          895,342
          78,562  TrustCo Bank Corp............................................................................          671,705
                                                                                                                 ---------------
                                                                                                                       1,567,047
                                                                                                                 ---------------

                  TOBACCO -- 0.8%
           8,867  Philip Morris International, Inc.............................................................          727,094
                                                                                                                 ---------------

                  TRADING COMPANIES & DISTRIBUTORS -- 0.9%
           4,887  Watsco, Inc..................................................................................          818,182
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................       23,721,357
                  (Cost $24,013,257)                                                                             ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


     UNITS                                                  DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 9.8%

                  CHEMICALS -- 0.3%
          10,624  Westlake Chemical Partners, L.P..............................................................  $       239,571
                                                                                                                 ---------------

                  GAS UTILITIES -- 0.5%
           9,562  AmeriGas Partners, L.P.......................................................................          409,254
           4,326  Suburban Propane Partners, L.P...............................................................          100,060
                                                                                                                 ---------------
                                                                                                                         509,314
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.5%
          10,985  NextEra Energy Partners, L.P. (c)............................................................          457,745
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 8.5%
           6,471  Alliance Resource Partners, L.P..............................................................          114,213
          10,761  BP Midstream Partners, L.P...................................................................          204,136
           3,400  Buckeye Partners, L.P........................................................................          141,270
          59,828  Enbridge Energy Partners, L.P................................................................          632,980
          55,287  Enterprise Products Partners, L.P............................................................        1,483,903
           9,689  EQT Midstream Partners, L.P..................................................................          545,103
          23,308  Holly Energy Partners, L.P...................................................................          683,157
          13,149  Magellan Midstream Partners, L.P.............................................................          865,599
          11,946  Phillips 66 Partners, L.P....................................................................          592,283
          25,683  Shell Midstream Partners, L.P................................................................          554,496
          19,078  Spectra Energy Partners, L.P.................................................................          680,131
          20,195  TC PipeLines, L.P............................................................................          708,643
           1,792  TransMontaigne Partners, L.P.................................................................           69,261
           3,610  Valero Energy Partners, L.P..................................................................          142,342
          14,910  Williams Partners, L.P.......................................................................          542,724
                                                                                                                 ---------------
                                                                                                                       7,960,241
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................        9,166,871
                  (Cost $9,678,132)                                                                              ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 8.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
                  Federal Home Loan Mortgage Corporation
$         15,940     Series 1998-192, Class IO, IO, STRIPS........................      6.50%        02/01/28              3,331
         102,478     Series 2003-2564, Class PK...................................      4.00%        06/15/32            103,366
           3,561     Series 2003-2637, Class Z....................................      3.38%        06/15/18              3,559
         120,000     Series 2003-2669, Class LL...................................      5.50%        08/15/33            128,016
           5,924     Series 2004-2776, Class QP...................................      4.00%        01/15/34              5,938
             451     Series 2004-2844, Class BC...................................      5.00%        08/15/19                451
           4,485     Series 2004-2877, Class JO, PO...............................       (d)         03/15/19              4,468
         218,812     Series 2005-2953, Class LZ...................................      6.00%        03/15/35            257,125
         133,064     Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR x -1 + 6.60% (e)..............................      4.70%        02/15/36             23,527
           9,379     Series 2006-3200, Class PO, PO...............................       (d)         08/15/36              8,054
          12,949     Series 2007-3373, Class TO, PO...............................       (d)         04/15/37             11,588
          66,206     Series 2007-3382, Class CE...................................      6.00%        11/15/37             71,267
          76,175     Series 2009-3589, Class ZW...................................      4.50%        10/15/39             78,065
         129,000     Series 2010-3626, Class ME...................................      5.00%        01/15/40            144,893
           1,697     Series 2011-3795, Class CA...................................      4.50%        05/15/39              1,700


Page 8                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         43,933     Series 2011-3816, Class D....................................      3.50%        08/15/28    $        44,092
         146,770     Series 2011-3817, Class MA...................................      4.50%        10/15/37            150,360
          19,687     Series 2011-3917, Class AI, IO...............................      4.50%        07/15/26              1,772
         103,826     Series 2012-4101, Class QN...................................      3.50%        09/15/42            104,205
       1,882,122     Series 2016-4619, Class IB, IO...............................      4.00%        12/15/47            260,284
                  Federal National Mortgage Association
           6,886     Series 1992-205, Class Z.....................................      7.00%        11/25/22              7,271
          31,289     Series 1993-176, Class E, PO.................................       (d)         08/25/23             29,538
          26,457     Series 1993-247, Class 2, IO, STRIPS.........................      7.50%        10/25/23              3,405
          75,695     Series 1997-22, Class PC.....................................      4.50%        03/18/27             78,033
         129,874     Series 2001-82, Class ZA.....................................      6.50%        01/25/32            142,775
          25,223     Series 2002-1, Class HC......................................      6.50%        02/25/22             26,395
         123,738     Series 2003-74, Class PV.....................................      5.00%        08/25/33            129,490
             244     Series 2003-97, Class CA.....................................      5.00%        10/25/18                244
         104,118     Series 2003-339, Class 12, IO, STRIPS........................      6.00%        06/25/33             26,785
          17,458     Series 2003-W2, Class 1A1....................................      6.50%        07/25/42             19,638
          67,080     Series 2004-T2, Class 1PO, PO................................       (d)         11/25/43             60,513
          41,058     Series 2005-45, Class SR, IO,
                        1 Mo. LIBOR x -1 + 6.72% (e)..............................      4.82%        06/25/35              5,698
          12,060     Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (f)...........      2.18%        01/25/37             11,999
          62,524     Series 2007-32, Class KT.....................................      5.50%        04/25/37             68,476
          12,414     Series 2007-42, Class AO, PO.................................       (d)         05/25/37             11,237
          45,600     Series 2008-24, Class WH.....................................      6.00%        02/25/38             56,836
          13,739     Series 2008-44, Class PO, PO.................................       (d)         05/25/38             11,336
          33,221     Series 2010-9, Class EA......................................      3.50%        01/25/24             33,240
           1,476     Series 2010-83, Class AK.....................................      3.00%        11/25/18              1,475
         242,703     Series 2011-30, Class MD.....................................      4.00%        02/25/39            246,532
         110,292     Series 2012-409, Class C17, IO, STRIPS.......................      4.00%        11/25/41             23,518
         112,463     Series 2015-14, Class IK, IO.................................      0.75%        03/25/45             12,939
         146,730     Series 2015-72, Class PC.....................................      3.00%        10/25/43            146,847
                  Government National Mortgage Association
          52,432     Series 1999-30, Class S, IO,
                        1 Mo. LIBOR x -1 + 8.60% (e)..............................      6.70%        08/16/29                671
          42,402     Series 2003-7, Class TA......................................      4.50%        11/16/32             43,712
          30,276     Series 2003-52, Class AP, PO.................................       (d)         06/16/33             25,536
          85,816     Series 2003-110, Class HC....................................      5.00%        12/20/33             93,672
          54,000     Series 2004-47, Class PD.....................................      6.00%        06/16/34             59,792
          87,004     Series 2004-109, Class BC....................................      5.00%        11/20/33             89,223
          17,807     Series 2005-17, Class AD.....................................      5.00%        02/20/35             18,552
         384,262     Series 2006-17, Class TW.....................................      6.00%        04/20/36            425,215
         240,000     Series 2008-2, Class GC......................................      4.75%        01/16/38            253,230
          77,934     Series 2009-96, Class ZG.....................................      5.50%        10/16/39             87,658
          10,000     Series 2010-84, Class YB.....................................      4.00%        07/20/40             10,103
         120,522     Series 2010-111, Class JA....................................      2.50%        09/16/40            120,055
          29,592     Series 2011-21, Class QH.....................................      4.50%        10/16/37             29,878
          52,451     Series 2011-29, Class JA.....................................      4.50%        04/20/40             52,733
          10,933     Series 2011-30, Class BK.....................................      2.50%        01/20/39             10,931
          40,579     Series 2012-34, Class SD, IO,
                        1 Mo. LIBOR x -1 + 6.05% (e)..............................      4.15%        03/16/42              6,537


                        See Notes to Financial Statements                 Page 9


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         44,620     Series 2013-20, Class KI, IO.................................      5.00%        01/20/43    $         9,494
          12,120     Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (f)............      6.25%        08/20/39             12,326
          54,667     Series 2013-67, Class PI, IO.................................      4.00%        12/16/42              8,115
                  NCUA Guaranteed Notes Trust
          36,141     Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (f)............      2.48%        12/08/20             36,315
                                                                                                                 ---------------
                                                                                                                       3,954,029
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 3.9%
                  Federal Home Loan Mortgage Corporation
          78,946     Pool A47829..................................................      4.00%        08/01/35             80,806
          90,063     Pool A80290..................................................      5.00%        11/01/35             97,529
          67,266     Pool A94951..................................................      4.00%        11/01/40             69,171
          35,234     Pool A95134..................................................      4.50%        11/01/40             37,106
          37,769     Pool A97601..................................................      4.50%        03/01/41             39,924
          15,145     Pool B13731..................................................      5.00%        05/01/19             15,234
          16,964     Pool G03523..................................................      6.00%        11/01/37             18,836
          44,858     Pool G06501..................................................      4.00%        04/01/41             46,128
          63,314     Pool G07286..................................................      6.50%        09/01/39             71,800
          16,847     Pool G11805..................................................      5.50%        12/01/19             16,987
          11,715     Pool G11973..................................................      5.50%        02/01/21             12,000
          58,181     Pool G13124..................................................      6.00%        12/01/22             60,876
          53,458     Pool G13465..................................................      6.00%        01/01/24             55,538
          43,416     Pool G13790..................................................      4.50%        04/01/25             45,009
          46,050     Pool G13844..................................................      4.50%        07/01/25             47,747
          39,872     Pool G14184..................................................      5.00%        07/01/25             41,746
          59,777     Pool G15725..................................................      4.50%        09/01/26             61,857
          31,189     Pool G18072..................................................      4.50%        09/01/20             31,477
         280,628     Pool G60762..................................................      5.00%        07/01/41            300,766
          13,970     Pool O20138..................................................      5.00%        11/01/30             14,913
          40,724     Pool Q05201..................................................      4.00%        12/01/41             41,878
         178,069     Pool U90316..................................................      4.00%        10/01/42            183,228
                  Federal National Mortgage Association
         111,838     Pool 724888..................................................      5.50%        06/01/33            119,079
           3,596     Pool 725098..................................................      5.50%        12/01/18              3,602
          23,319     Pool 725704..................................................      6.00%        08/01/34             26,019
          47,345     Pool 879398..................................................      5.50%        02/01/21             48,597
          39,986     Pool 888112..................................................      6.50%        12/01/36             44,586
          24,756     Pool 889780..................................................      5.50%        03/01/23             25,831
          16,504     Pool 890206..................................................      5.50%        10/01/21             16,786
          69,589     Pool 897936..................................................      5.50%        08/01/21             71,556
          32,534     Pool 923171..................................................      7.50%        03/01/37             36,181
          55,461     Pool 977130..................................................      5.50%        08/01/23             57,728
          39,939     Pool 983629..................................................      4.50%        05/01/23             40,972
          47,078     Pool 995400..................................................      7.00%        06/01/23             49,273
          94,697     Pool 995700..................................................      6.50%        03/01/27            105,562
          36,151     Pool AB2265..................................................      4.00%        02/01/41             37,192
          60,968     Pool AH1568..................................................      4.50%        12/01/40             64,205
          11,447     Pool AI1191..................................................      4.50%        04/01/41             12,055
          38,637     Pool AI7800..................................................      4.50%        07/01/41             40,765


Page 10                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         29,704     Pool AJ5299..................................................      4.00%        11/01/41    $        30,551
          56,782     Pool AJ5300..................................................      4.00%        11/01/41             58,297
          45,039     Pool AK3103..................................................      4.00%        02/01/42             46,241
         104,705     Pool AL1024..................................................      4.50%        07/01/26            108,766
          49,025     Pool AL3484..................................................      4.50%        10/01/42             51,612
          47,636     Pool AL6304..................................................      5.50%        09/01/25             49,367
         102,200     Pool AL6889..................................................      4.50%        02/01/45            107,808
         134,707     Pool AL7306..................................................      4.50%        09/01/42            141,858
          23,686     Pool AO4133..................................................      3.50%        06/01/42             23,701
         272,351     Pool AP2109..................................................      4.00%        08/01/32            280,622
          17,782     Pool AP4795..................................................      3.50%        09/01/42             17,792
          17,746     Pool AT2887..................................................      3.50%        04/01/43             17,735
          23,099     Pool AU3741..................................................      3.50%        08/01/43             23,084
          62,560     Pool AU4726..................................................      4.00%        09/01/43             64,176
         166,363     Pool MA1373..................................................      3.50%        03/01/43            166,154
                  Government National Mortgage Association
          22,478     Pool 3500....................................................      5.50%        01/20/34             24,670
          12,701     Pool 3513....................................................      5.00%        02/20/34             13,626
          25,686     Pool 3555....................................................      5.00%        05/20/34             27,553
          74,437     Pool 3975....................................................      5.50%        04/20/37             80,320
          30,384     Pool 4230....................................................      6.00%        09/20/23             32,016
          39,705     Pool 609116..................................................      4.50%        02/15/44             42,244
          29,454     Pool MA2293..................................................      3.50%        10/20/44             29,344
                                                                                                                 ---------------
                                                                                                                       3,628,082
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        7,582,111
                  (Cost $7,721,095)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.8%
          23,125  LTC Properties, Inc..........................................................................          835,969
          22,509  National Retail Properties, Inc..............................................................          856,242
           4,385  Public Storage...............................................................................          884,805
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................        2,577,016
                  (Cost $2,764,212)                                                                              ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES -- 0.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                  BCAP LLC Trust
$         21,254     Series 2011-R11, Class 30A5 (g) (h)..........................      3.51%        01/26/34             20,916
                  CHL Mortgage Pass-Through Trust
           3,417     Series 2004-J8, Class 1A2....................................      4.75%        11/25/19              3,444
                  MASTR Asset Securitization Trust
           1,624     Series 2003-11, Class 3A1....................................      4.50%        12/25/18              1,626


                        See Notes to Financial Statements                Page 11


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Residential Accredit Loans, Inc.
$          2,000     Series 2003-QS5, Class A2,
                        1 Mo. LIBOR x -1.83 + 14.76% (e)..........................     11.28%        03/25/18    $         2,017
          15,847     Series 2003-QS14, Class A1...................................      5.00%        07/25/18             15,780
           3,571     Series 2003-QS20, Class CB...................................      5.00%        11/25/18              3,585
                  Residential Asset Securitization Trust
          11,006     Series 2003-A14, Class A1....................................      4.75%        02/25/19             10,544
                  Structured Asset Securities Corp.
          16,620     Series 2003-37A, Class 3A7 (h)...............................      3.55%        12/25/33             16,561
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................           74,473
                  (Cost $74,258)                                                                                 ---------------

ASSET-BACKED SECURITIES -- 0.1%
                  Ameriquest Mortgage Securities, Inc.
           1,270     Series 2004-R6, Class A1, 1 Mo. LIBOR + 0.42% (f)............      2.32%        07/25/34              1,273
                  Bear Stearns Asset Backed Securities I Trust
          15,984     Series 2004-BO1, Class M4, 1 Mo. LIBOR + 1.20% (f)...........      3.70%        10/25/34             16,092
                  First Alliance Mortgage Loan Trust
          37,470     Series 1999-1, Class A1......................................      7.18%        06/20/30             37,665
                  Lehman XS Trust
           7,594     Series 2005-2, Class 1A2, 1 Mo. LIBOR + 0.70% (f)............      2.60%        08/25/35              7,532
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           62,562
                  (Cost $61,784)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 98.4%...................................................................       91,791,866
                  (Cost $93,037,210) (i)
                  NET OTHER ASSETS AND LIABILITIES -- 1.6%.....................................................        1,510,882
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $    93,302,748
                                                                                                                 ===============


FUTURES CONTRACTS AT APRIL 30, 2018 (see Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                UNREALIZED
                                                                                                               APPRECIATION
                                                         NUMBER OF          EXPIRATION          NOTIONAL      (DEPRECIATION)/
         FUTURES CONTRACTS            POSITION           CONTRACTS             DATE              VALUE             VALUE
--------------------------------  ----------------  -------------------  -----------------  ----------------  ---------------
U.S. 10-Year Treasury Notes             Long                 7               Jun-2018       $        837,375  $        (2,217)
U.S. Treasury Long Bond                 Long                 2               Jun-2018                287,688            1,757
                                                                                            ----------------  ---------------
                                                                                            $      1,125,063  $          (460)
                                                                                            ================  ===============


-----------------------------

(a)   Investment in an affiliated fund.

(b)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d)   Zero coupon security.

(e)   Inverse floating rate security.

(f)   Floating or variable rate security.

Page 12                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $20,916 or 0.0% of net assets.

(h)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(i)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,535,130 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,780,934. The net unrealized depreciation was
      $1,245,804. The amounts presented are inclusive of derivative contracts.

ADR   American Depositary Receipt

IO    Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD   Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2018           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*............................   $    48,607,476    $    48,607,476    $            --    $            --
Common Stocks*....................................        23,721,357         23,721,357                 --                 --
Master Limited Partnerships*......................         9,166,871          9,166,871                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         7,582,111                 --          7,582,111                 --
Real Estate Investment Trusts*....................         2,577,016          2,577,016                 --                 --
Mortgage-Backed Securities........................            74,473                 --             74,473                 --
Asset-Backed Securities...........................            62,562                 --             62,562                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................        91,791,866         84,072,720          7,719,146                 --
Futures Contracts**...............................             1,757              1,757                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total.............................................   $    91,793,623    $    84,074,477    $     7,719,146    $            --
                                                     ===============    ===============    ===============    ===============

                                                      LIABILITIES TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2018           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Futures Contracts**...............................   $        (2,217)   $        (2,217)   $            --    $            --
                                                     ===============    ===============    ===============    ===============


*     See Portfolio of Investments for industry breakout.

**    Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

                        See Notes to Financial Statements                Page 13


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated...................................   $     52,997,150
Investments, at value - Affiliated.....................................         38,794,716
Cash...................................................................          1,282,454
Cash segregated as collateral for open futures contracts...............             41,491
Foreign currency, at value.............................................             61,469
Receivables:
   Dividends...........................................................            122,706
   Interest............................................................             35,596
   Reclaims............................................................              2,593
   Variation margin....................................................              2,063
   Investment securities sold..........................................                114
                                                                          ----------------
      Total Assets.....................................................         93,340,352
                                                                          ----------------
LIABILITIES:
Investment advisory fees payable.......................................             37,604
                                                                          ----------------
      Total Liabilities................................................             37,604
                                                                          ----------------
NET ASSETS.............................................................   $     93,302,748
                                                                          ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................   $     94,616,867
Par value..............................................................             19,000
Accumulated net investment income (loss)...............................           (433,146)
Accumulated net realized gain (loss) on investments, futures contracts, forward foreign currency contracts, foreign currency transactions
   and options contracts...............................................            346,122
Net unrealized appreciation (depreciation) on investments, futures
   contracts and foreign currency translation..........................         (1,246,095)
                                                                          ----------------
NET ASSETS.............................................................   $     93,302,748
                                                                          ================
NET ASSET VALUE, per share.............................................   $          49.11
                                                                          ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................          1,900,002
                                                                          ================
Investments, at cost - Unaffiliated....................................   $     54,161,331
                                                                          ================
Investments, at cost - Affiliated......................................   $     38,875,879
                                                                          ================
Foreign currency, at cost (proceeds)...................................   $         61,737
                                                                          ================


Page 14                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


INVESTMENT INCOME:
Dividends - Unaffiliated...............................................   $        658,329
Dividends - Affiliated.................................................          1,193,888
Interest...............................................................            142,822
Foreign withholding tax................................................             (8,709)
                                                                          ----------------
   Total investment income.............................................          1,986,330
                                                                          ----------------
EXPENSES:
Investment advisory fees...............................................            409,384
Excise tax.............................................................             10,088
                                                                          ----------------
   Total expenses......................................................            419,472
   Less fees waived by the investment advisor..........................           (181,929)
                                                                          ----------------
   Net expenses........................................................            237,543
                                                                          ----------------
NET INVESTMENT INCOME (LOSS)...........................................          1,748,787
                                                                          ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................            616,115
   Investments - Affiliated............................................           (305,118)
   Futures contracts...................................................            (56,728)
   Foreign currency transactions.......................................               (246)
                                                                          ----------------
Net realized gain (loss)...............................................            254,023
                                                                          ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................         (2,153,079)
   Investments - Affiliated............................................           (766,801)
   Futures contracts...................................................             17,270
   Foreign currency translation........................................                757
                                                                          ----------------
Net change in unrealized appreciation (depreciation)...................         (2,901,853)
                                                                          ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................         (2,647,830)
                                                                          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $       (899,043)
                                                                          ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SIX MONTHS
                                                                              ENDED               YEAR
                                                                            4/30/2018             ENDED
                                                                           (UNAUDITED)         10/31/2017
                                                                          --------------     ---------------
OPERATIONS:
Net investment income (loss)...........................................   $    1,748,787     $     2,701,847
Net realized gain (loss)...............................................          254,023           1,071,926
Net increase from payment by the advisor...............................               --               3,457
Net change in unrealized appreciation (depreciation)...................       (2,901,853)          1,192,454
                                                                          --------------     ---------------
Net increase (decrease) in net assets resulting from operations........         (899,043)          4,969,684
                                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................       (2,183,502)         (2,870,382)
Net realized gain......................................................               --            (385,872)
                                                                          --------------     ---------------
Total distributions to shareholders....................................       (2,183,502)         (3,256,254)
                                                                          --------------     ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................        2,556,916          82,224,257
Cost of shares redeemed................................................       (2,457,831)         (5,111,884)
                                                                          --------------     ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................           99,085          77,112,373
                                                                          --------------     ---------------
Total increase (decrease) in net assets................................       (2,983,460)         78,825,803

NET ASSETS:
Beginning of period....................................................       96,286,208          17,460,405
                                                                          --------------     ---------------
End of period..........................................................   $   93,302,748     $    96,286,208
                                                                          ==============     ===============
Accumulated net investment income (loss) at end of period..............   $     (433,146)    $         1,569
                                                                          ==============     ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................        1,900,002             350,002
Shares sold............................................................           50,000           1,650,000
Shares redeemed........................................................          (50,000)           (100,000)
                                                                          --------------     ---------------
Shares outstanding, end of period......................................        1,900,002           1,900,002
                                                                          ==============     ===============


Page 16                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                        YEAR ENDED OCTOBER 31,                     PERIOD
                                            4/30/2018         -------------------------------------------------       ENDED
                                           (UNAUDITED)             2017              2016             2015        10/31/2014 (a)
                                          --------------      ---------------   --------------   --------------   --------------
Net asset value, beginning of period        $    50.68          $     49.89       $    47.76       $    50.59       $    50.00
                                            ----------          -----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.91                 1.56             1.60             1.67             0.29
Net realized and unrealized gain (loss)          (1.34)                1.10 (c)         2.45            (2.58) (b)        0.59
                                            ----------          -----------       ----------       ----------       ----------
Total from investment operations                 (0.43)                2.66             4.05            (0.91)            0.88
                                            ----------          -----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (1.14)               (1.65)           (1.92)           (1.40)           (0.27)
Net realized gain                                   --                (0.22)              --               --               --
Return of capital                                   --                   --               --            (0.52)           (0.02)
                                            ----------          -----------       ----------       ----------       ----------
Total distributions                              (1.14)               (1.87)           (1.92)           (1.92)           (0.29)
                                            ----------          -----------       ----------       ----------       ----------
Net asset value, end of period              $    49.11          $     50.68       $    49.89       $    47.76       $    50.59
                                            ==========          ===========       ==========       ==========       ==========
TOTAL RETURN (d)                                 (0.89)%               5.40% (c)        8.67%           (1.85)% (b)       1.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   93,303          $    96,286       $   17,460       $   19,102       $   20,236
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (e)                                     0.87% (f) (g)        0.85%            0.85%            0.85%            0.85% (f)
Ratio of net expenses to average net
   assets (e)                                     0.49% (f) (g)        0.52%            0.55%            0.61%            0.69% (f)
Ratio of net investment income (loss)
   to average net assets                          3.63% (f)            3.10%            3.30%            3.37%            2.71% (f)
Portfolio turnover rate (h)                         56%                 119%              88%             125%              33%


(a)   Inception date is August 13, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   The Fund received a payment from the advisor in the amount of $23,478 in connection with a trade error. The payment from the Advisor represents
      $0.06 per share and had no effect on the Fund's total return.

(c)   The Fund received a reimbursement from the advisor in the amount of $3,457 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(d)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(e)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(f)   Annualized.

(g)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.47%, respectively.

(h)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike
conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of
50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income.
The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors").
The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a
Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each
Management Team focus on those investments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

Under normal market conditions, the Fund will invest in various asset classes, which include high-yield corporate bonds and first lien senior secured floating rate bank loans, mortgage-related investments, preferred securities, international sovereign bonds, equity securities of Energy Infrastructure
Companies(1), certain of which are master limited partnerships ("MLPs"), and dividend paying U.S. exchange-traded equity securities (including common stock)
of companies (that may be domiciled in or outside of the United States) and depositary receipts. The Management Team may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Team may seek exposure to these asset classes through investments in exchange-traded funds
("ETFs").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock
      Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for
      Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4)    issuer-specific conditions (such as significant credit
            deterioration); and
      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5)    the credit quality and cash flow of the issuer, based on the
            Advisor's or external analysis;
      6)    the information as to any transactions in or offers for the security;
      7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9)    the quality, value and salability of collateral, if any, securing the security;
     10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);
     12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9)    the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the
Fund's foreign currency exposure. These contracts are valued daily, and the
Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in
"Net realized gain (loss) on forward foreign currency contracts" on the
Statement of Operations. Risks arise from the possible inability of
Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

As of April 30, 2018, the Fund had no open forward foreign currency contracts.

D. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of
"Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the
Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of
Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

As of April 30, 2018, the Fund had no open options contracts.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.
The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss)
on investments" on the Statement of Operations.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

Amounts related to these investments for the six months ended April 30, 2018 are as follows:


                                                                                CHANGE TO
                       SHARES        VALUE                                      UNREALIZED      REALIZED       VALUE
                         AT           AT                                       APPRECIATION       GAIN          AT         DIVIDEND
   SECURITY NAME     4/30/2018    10/31/2017     PURCHASES        SALES       (DEPRECIATION)     (LOSS)       4/30/18       INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF             209,859   $ 7,919,105   $ 4,095,725   $ (3,258,208)   $      (8,251)   $ (30,828)   $ 8,717,543   $  328,451

First Trust
   Institutional
   Preferred
   Securities and
   Income ETF           163,156           --      4,388,768     (1,048,217)        (120,589)     (38,420)     3,181,542       70,228

First Trust
   Low Duration
   Opportunities
   ETF                       --            --       386,383       (386,247)               --        (136)            --          386

First Trust
   Preferred
   Securities and
   Income ETF           490,473    15,261,539       399,419     (5,666,568)        (380,953)     (88,452)     9,524,985      360,363

First Trust
   Senior Loan
   Fund                 180,823            --     8,934,342       (230,295)            2,333          247     8,706,627       27,575

First Trust
   Tactical High
   Yield ETF            182,362    15,183,108       396,947     (6,509,166)        (259,341)    (147,529)     8,664,019      406,885
                                  --------------------------------------------------------------------------------------------------
Total Investments
   in Affiliates                  $38,363,752   $18,601,584   $(17,098,701)   $    (766,801)   $(305,118)   $38,794,716   $1,193,888
                                  ==================================================================================================


K. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2017 was as follows:

Distributions paid from:
Ordinary income.................................   $  3,256,254
Capital gains...................................             --
Return of capital...............................             --

As of October 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $    532,704
Accumulated capital and other losses............             --
Net unrealized appreciation (depreciation)......      1,216,722

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014,
2015, 2016 and 2017 remain open to federal and state audit. As of April 30,
2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the
Fund had no non-expiring capital loss carryforwards for federal income tax purposes. During the taxable year ended October 31, 2017, the Fund utilized non-expiring capital loss carryforwards in the amount of $262,838.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2017, the Fund had no net ordinary losses.

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

N. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016 the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities and derivative instruments within the Portfolio of
Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and on-going monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP.
EIP exercises discretion only with respect to assets of the Fund allocated to
EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provides ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. Stonebridge, an affiliate of
First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies
("acquired fund fees and expenses") with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a
12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First
Trust an annual unitary management fee equal to 0.85% of its average daily net

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

assets. The total of the unitary management fee, acquired fund fees and expenses, and other excluded expenses represents the Fund's total annual operating expenses. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with
First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust. During the six months ended April 30, 2018, the Advisor waived fees of $181,929.

During the fiscal year ended October 31, 2017, the Fund received a reimbursement from the Advisor of $3,457 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2018, were $79,003 and $53,984,760, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S.
Government securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2018, were $965,209 and
$53,989,622, respectively.

For the six months ended April 30, 2018, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2018, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                              ASSET DERIVATIVES                    LIABILITY DERIVATIVES
                                     ------------------------------------   -----------------------------------
DERIVATIVE               RISK        STATEMENT OF ASSETS AND                STATEMENT OF ASSETS AND
INSTRUMENTS            EXPOSURE       LIABILITIES LOCATION       VALUE       LIABILITIES LOCATION       VALUE
------------------   -------------   -----------------------   ----------   -----------------------   ---------
Futures contracts    Interest        Unrealized appreciation                Unrealized depreciation
                     Rate Risk       on futures contracts*     $    1,757   on futures contracts*     $   2,217


*     Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2018, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
--------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                 $ (56,728)
Net change in unrealized appreciation (depreciation) on
   futures contracts                                             17,270

During the six months ended April 30, 2018, there were no forward foreign currency contracts opened or closed.

During the six months ended April 30, 2018, the notional value of futures contracts opened and closed were $2,930,911 and $3,112,056, respectively.

During the six months ended April 30, 2018, there were no options contracts opened or closed.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant'). In order to purchase Creation Units of the Fund, an
Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit
Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash
Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash
Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee")
regardless of the number of Creation Units purchased in the transaction. The
Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled.
The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an
Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized
Participant may also be assessed an amount to cover the cost of purchasing the
Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The
Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in
Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN
DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST
PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS
AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS
ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF
ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE
DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE
DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the
Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial
Statements) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the
Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Such redemptions and subsequent reinvestments would also increase the Fund's portfolio turnover rate.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities.
As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COVERED CALL RISK. Covered call risk is the risk that the Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" securities; such securities,

                                                                         Page 29


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S.
currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of Fund shares.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, exchange-listed stock index options and forward contracts can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the
Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

The use of derivatives presents risks different from, and greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments and futures contracts, it is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of the advisor's derivatives strategies will depend on the ability of the management teams to assess and predict the impact of market or economic developments on the underlying asset, index or rate, and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy infrastructure companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services.

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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.

Certain energy infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
An investment can be made in the underlying ETFs directly rather than through the Fund. These direct investments can be made without paying the fees and expenses associated with the Fund.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are

                                                                         Page 31

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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Fund's advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Fund's advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by
Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the
Fund's management teams will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the
Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. An investment in master limited partnership ("MLP") units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the
MLP. In addition, there are certain tax risks associated with an investment in
MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its


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ADDITIONAL INFORMATION (CONTINUED)
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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

intention, taxed as a corporation, resulting in decreased returns from such MLP.
A significant portion of MLP income has historically been offset by tax deductions. The Fund will recognize income with respect to that portion of a distribution that is not offset by tax deductions, with the remaining portion of the distribution being treated as a tax-deferred return of capital.

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues.
Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

NON-AGENCY DEBT RISK. Non-agency debt, including mortgage-backed securities that are not issued by a government-sponsored entity such as Fannie Mae, Freddie Mac and Ginnie Mae, are not afforded the protections of backing by the U.S.
government. This makes such securities more susceptible to credit, liquidity and other risks discussed in this prospectus.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the
1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards;
and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

SENIOR LOAN RISK. An investment in senior loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearing house for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle.
Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The
Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

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ADDITIONAL INFORMATION (CONTINUED)
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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2018 (UNAUDITED)

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for
Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The
Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

First Trust Global Portfolios Ltd.
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors, LLC
120 West 45th Street, 36th Floor
New York, NY 10036

Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]

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FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Semi-Annual Report
For the Six Months Ended
April 30, 2018

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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2018

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Low Duration Opportunities ETF which contains information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow
Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o     The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o     The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o     The Nasdaq Composite set a record by having 11 months of gains in
            2017 (June was the only down month, and by just 0.86%); and

      o     The MSCI AC World Index (containing constituents from 47 countries)
            ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

For the entire first quarter of 2018, increased volatility was the norm. The S&P
500(R) Index was off to a strong start in January as it returned over 7.5% from
January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into
"correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the investment advisor. Jim Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments. The Fund's investment categories are: (i) mortgage-related investments, including mortgage-backed securities that may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities; (ii) U.S. government securities, including callable agency securities, which give the issuer (the U.S. government agency) the right to redeem the security prior to maturity, and U.S. government inflation-indexed securities; and (iii) high yield debt, commonly referred to as "junk" debt.
Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade (as described in (iii) above), illiquid securities, and derivative instruments. The Fund is non-diversified.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL           CUMULATIVE
                                                                                             TOTAL RETURNS          TOTAL RETURNS
                                                        6 Months Ended    1 Year Ended    Inception (11/4/14)    Inception (11/4/14)
                                                           4/30/18          4/30/18           to 4/30/18             to 4/30/18
FUND PERFORMANCE
NAV                                                          0.18%            0.97%              3.55%                 12.94%
Market Price                                                 0.16%            0.91%              3.57%                 13.02%

INDEX PERFORMANCE
ICE BofAML 1-5 Year US Treasury & Agency Index              -0.99%           -0.71%              0.58%                  2.05%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                          % OF LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS(1)
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                           81.05%
Asset-Backed Securities                         7.19
Exchange-Traded Funds                           4.65
U.S. Government Bonds and Notes                 3.67
Mortgage-Backed Securities                      3.44
                                             --------
     Total                                    100.00%
                                             ========

-----------------------------------------------------------
                                         % OF TOTAL LONG
                                           FIXED-INCOME
CREDIT QUALITY(2)                       INVESTMENTS & CASH
-----------------------------------------------------------
Government and Agency                          85.00%
AAA                                             0.50
AA+                                             0.13
AA                                              0.02
AA-                                             0.01
A+                                              0.04
A-                                              0.02
A                                               0.03
BBB+                                            0.03
BBB-                                            0.05
Below Investment Grade                          0.94
Not Rated                                      13.23
Cash                                            0.00*
                                             --------
     Total                                    100.00%
                                             ========

* Amount is less than 0.01%.

-----------------------------------------------------------
                                          % OF LONG-TERM
TOP TEN HOLDINGS                          INVESTMENTS(1)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA                                     8.29%
iShares 20+ Year Treasury Bond ETF              2.49
U.S. Treasury Note                              2.44
Federal Home Loan Mortgage Corporation,
   Pool 840359, 12 Mo. LIBOR + 1.63%            2.36
Federal National Mortgage Association,
   Pool TBA                                     2.30
Federal Home Loan Mortgage Corporation,
   Series 2015-343, Class F4, STRIPS,
   1 Mo. LIBOR + 0.35%                          2.22
iShares 7-10 Year Treasury Bond ETF             2.16
Federal National Mortgage Association,
   Pool BE2973                                  2.04
Federal Home Loan Mortgage Corporation,
   Pool Q55152                                  1.89
Federal National Mortgage Association,
   Pool AL8640, 12 Mo. LIBOR + 1.80%            1.78
                                             --------
     Total                                     27.97%
                                             ========

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
April 30, 2018                              2.43 Years
High - April 30, 2018                       2.43 Years
Low - December 31, 2017                     1.94 Years

-----------------------------

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 4, 2014 - APRIL 30, 2018

            First Trust Low Duration    ICE BofAML 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
4/30/15              10,236                      10,097
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014
(commencement of trading) through April 30, 2018. Shareholders may pay more than
NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 10/31/15     144         40          0           1          62          3          0           0
11/1/15 - 10/31/16     178          7          0           0          66          1          0           0
11/1/16 - 10/31/17     236          0          0           0          16          0          0           0
11/1/17 - 4/30/18       99          0          0           0          24          0          0           0



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2018 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor for seven mutual fund portfolios, ten exchange-traded trusts consisting of 130 series and 16 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP").

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
JIM SNYDER - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2018 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX MONTH         SIX MONTH
                                                 NOVEMBER 1, 2017     APRIL 30, 2018      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00           $1,001.80            0.65%             $3.23
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57            0.65%             $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 77.1%
                  ASSET-BACKED SECURITIES -- 0.1%
                  Fannie Mae Grantor Trust
$        479,655     Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.22% (a)............      2.09%        07/25/32    $       462,833
                  Federal Home Loan Mortgage Corporation
       1,365,637     Series 1999-21, Class A, 1 Mo. LIBOR + 0.36% (a).............      2.23%        10/25/29          1,355,952
          69,795     Series 2006-72, Class A1, 1 Mo. LIBOR + 0.21% (a)............      2.08%        03/25/36             69,454
                                                                                                                 ---------------
                                                                                                                       1,888,239
                                                                                                                 ---------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.1%
                  Federal Home Loan Mortgage Corporation
             804     Series 1989-74, Class F......................................      6.00%        10/15/20                817
               5     Series 1990-172, Class J.....................................      7.00%        07/15/21                  5
              35     Series 1990-186, Class E.....................................      6.00%        08/15/21                 36
             124     Series 1990-188, Class H.....................................      7.00%        09/15/21                127
          86,357     Series 1992-133, Class B, IO, STRIPS.........................      8.50%        06/01/22             10,878
           2,396     Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a)............      2.35%        05/15/23              2,404
         114,293     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..........      2.73%        03/15/22            115,698
          29,700     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...........      3.05%        04/15/23             30,301
          23,681     Series 1993-1552, Class I, 10 Yr. U.S. Treasury Yield
                        Curve - 0.65% (a).........................................      2.23%        08/15/23             23,620
           3,495     Series 1993-1577, Class PK...................................      6.50%        09/15/23              3,671
         204,361     Series 1993-1579, Class PM...................................      6.70%        09/15/23            218,851
         169,202     Series 1993-1630, Class PK...................................      6.00%        11/15/23            177,793
          16,581     Series 1993-1643, Class PK...................................      6.50%        12/15/23             17,451
         523,378     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........      3.40%        04/15/24            533,678
          21,190     Series 1998-2042, Class H, PO................................       (b)         03/15/28             19,239
           2,819     Series 1998-2089, Class PJ, IO...............................      7.00%        10/15/28                325
          14,145     Series 1998-2102, Class Z....................................      6.00%        12/15/28             15,247
         704,779     Series 1999-201, Class PO, PO, STRIPS........................       (b)         01/01/29            619,835
          91,014     Series 2000-2245, Class EA, PO...............................       (b)         08/15/30             85,403
           4,010     Series 2001-2365, Class LO, PO...............................       (b)         09/15/31              3,914
         107,492     Series 2002-48, Class 1A (c).................................      4.21%        07/25/33            111,193
         126,858     Series 2002-2405, Class BF...................................      7.00%        03/25/24            136,064
         150,747     Series 2002-2410, Class OG...................................      6.38%        02/15/32            176,635
         369,680     Series 2002-2425, Class PO, PO...............................       (b)         03/15/32            330,760
         203,805     Series 2002-2427, Class GE...................................      6.00%        03/15/32            226,895
         393,932     Series 2002-2437, Class SA, IO,
                        1 Mo. LIBOR x -1 + 7.90% (d)..............................      6.00%        01/15/29             59,213
         104,180     Series 2002-2449, Class LO, PO...............................       (b)         05/15/32             93,851
          64,430     Series 2002-2499, Class PO, PO...............................       (b)         01/15/32             56,837
          22,056     Series 2003-58, Class 2A.....................................      6.50%        09/25/43             24,547
         200,300     Series 2003-225, Class PO, PO, STRIPS........................       (b)         11/15/33            164,469
          63,695     Series 2003-2557, Class HL...................................      5.30%        01/15/33             67,643
         219,275     Series 2003-2564, Class AC...................................      5.50%        02/15/33            241,871
         683,372     Series 2003-2574, Class PE...................................      5.50%        02/15/33            740,928
         313,826     Series 2003-2577, Class LI, IO...............................      5.50%        02/15/33             64,103
       1,646,000     Series 2003-2581, Class LL...................................      5.25%        03/15/33          1,773,775
         846,571     Series 2003-2586, Class TG...................................      5.50%        03/15/23            883,854
         203,921     Series 2003-2597, Class AE...................................      5.50%        04/15/33            215,461
       1,584,000     Series 2003-2613, Class LL...................................      5.00%        05/15/33          1,703,926
         209,620     Series 2003-2626, Class ZW...................................      5.00%        06/15/33            222,580
         310,237     Series 2003-2626, Class ZX...................................      5.00%        06/15/33            329,773
           3,450     Series 2003-2649, Class KA...................................      4.50%        07/15/18              3,455
             421     Series 2003-2650, Class SO, PO...............................       (b)         12/15/32                420


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        146,000     Series 2003-2669, Class LL...................................      5.50%        08/15/33    $       155,753
         325,361     Series 2003-2703, Class CB...................................      4.00%        11/15/18            326,227
         617,344     Series 2004-2771, Class NL...................................      6.00%        03/15/34            679,138
          75,328     Series 2004-2785, Class NC...................................      4.00%        04/15/19             75,681
         622,667     Series 2004-2793, Class PE...................................      5.00%        05/15/34            658,210
       1,545,559     Series 2004-2801, Class SE, IO,
                        1 Mo. LIBOR x -1 + 7.05% (d)..............................      5.15%        07/15/32            270,274
         335,087     Series 2004-2835, Class QY, IO,
                        1 Mo. LIBOR x -1 + 7.90% (d)..............................      6.00%        12/15/32             59,305
          36,112     Series 2004-2863, Class PO, PO...............................       (b)         10/15/31             34,083
         269,273     Series 2004-2890, Class ZA...................................      5.00%        11/15/34            287,364
         477,253     Series 2004-2891, Class ZA...................................      6.50%        11/15/34            630,543
         564,083     Series 2004-2907, Class DZ...................................      4.00%        12/15/34            561,056
       2,765,628     Series 2005-233, Class 12, IO, STRIPS........................      5.00%        09/15/35            636,027
         754,758     Series 2005-234, Class IO, IO, STRIPS........................      4.50%        10/01/35            154,790
       1,268,766     Series 2005-2923, Class PO, PO...............................       (b)         01/15/35          1,099,242
         151,331     Series 2005-2934, Class EC, PO...............................       (b)         02/15/20            148,430
         393,000     Series 2005-2973, Class GE...................................      5.50%        05/15/35            446,797
         721,442     Series 2005-2980, Class AO, PO...............................       (b)         11/15/34            596,645
         287,357     Series 2005-2990, Class GO, PO...............................       (b)         02/15/35            254,711
         154,974     Series 2005-3001, Class OK, PO...............................       (b)         02/15/35            131,836
          72,138     Series 2005-3027, Class AP, PO...............................       (b)         05/15/29             63,423
         252,565     Series 2005-3031, Class BI, IO,
                        1 Mo. LIBOR x -1 + 6.69% (d)..............................      4.79%        08/15/35             43,577
          17,789     Series 2005-3074, Class ZH...................................      5.50%        11/15/35             21,593
         289,128     Series 2005-3077, Class TO, PO...............................       (b)         04/15/35            260,729
         111,747     Series 2006-237, Class PO, PO, STRIPS........................       (b)         05/15/36             92,567
         662,968     Series 2006-238, Class 8, IO, STRIPS.........................      5.00%        04/15/36            129,827
         552,848     Series 2006-243, Class 11, IO, STRIPS (e)....................      7.24%        08/15/36            143,803
         238,308     Series 2006-3100, Class PO, PO...............................       (b)         01/15/36            207,119
         659,621     Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)..............................      4.70%        02/15/36            116,628
         213,688     Series 2006-3117, Class EO, PO...............................       (b)         02/15/36            181,691
          23,150     Series 2006-3117, Class OK, PO...............................       (b)         02/15/36             19,599
         976,351     Series 2006-3117, Class SO, PO...............................       (b)         02/15/36            765,625
          29,288     Series 2006-3117, Class ZU...................................      6.00%        02/15/36             30,342
          33,697     Series 2006-3122, Class OH, PO...............................       (b)         03/15/36             29,866
          32,916     Series 2006-3122, Class OP, PO...............................       (b)         03/15/36             29,984
           8,244     Series 2006-3122, Class ZW...................................      6.00%        03/15/36              9,749
          89,914     Series 2006-3134, Class PO, PO...............................       (b)         03/15/36             78,535
         178,470     Series 2006-3138, Class PO, PO...............................       (b)         04/15/36            156,854
         265,878     Series 2006-3140, Class XO, PO...............................       (b)         03/15/36            236,154
          51,488     Series 2006-3150, Class DZ...................................      5.50%        05/15/36             56,032
          31,948     Series 2006-3150, Class PO, PO...............................       (b)         05/15/36             28,315
         407,924     Series 2006-3152, Class MO, PO...............................       (b)         03/15/36            347,602
       1,019,366     Series 2006-3153, Class EO, PO...............................       (b)         05/15/36            853,793
         137,438     Series 2006-3171, Class MO, PO...............................       (b)         06/15/36            123,817
          38,829     Series 2006-3178, Class BO, PO...............................       (b)         06/15/36             32,899
          95,015     Series 2006-3179, Class OA, PO...............................       (b)         07/15/36             82,393
          79,069     Series 2006-3181, Class LO, PO...............................       (b)         07/15/36             71,674
         432,345     Series 2006-3200, Class PO, PO...............................       (b)         08/15/36            371,253


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        107,018     Series 2006-3206, Class EO, PO...............................       (b)         08/15/36    $        97,469
       2,945,429     Series 2006-3210, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)..............................      4.70%        09/15/36            398,797
          78,719     Series 2006-3211, Class SO, PO...............................       (b)         09/15/36             67,666
          72,799     Series 2006-3217, Class CO, PO...............................       (b)         09/15/36             65,969
         788,365     Series 2006-3218, Class AO, PO...............................       (b)         09/15/36            611,991
         264,662     Series 2006-3219, Class AO, PO...............................       (b)         09/15/36            240,600
         664,935     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..........      2.45%        04/15/32            673,485
         136,243     Series 2006-3225, Class EO, PO...............................       (b)         10/15/36            117,104
       1,616,242     Series 2006-3240, Class GO, PO...............................       (b)         11/15/36          1,441,090
         329,680     Series 2006-3242, Class CO, PO...............................       (b)         11/15/36            297,065
         219,970     Series 2006-3244, Class GO, PO...............................       (b)         11/15/36            199,369
         401,219     Series 2006-3244, Class QO, PO...............................       (b)         11/15/36            365,111
         294,973     Series 2006-3245, Class PO, PO...............................       (b)         11/15/36            268,722
         565,939     Series 2006-3252, Class LO, PO...............................       (b)         12/15/36            480,695
         470,765     Series 2006-3256, Class PO, PO...............................       (b)         12/15/36            395,611
         250,657     Series 2007-3260, Class BO, PO...............................       (b)         01/15/37            225,449
         459,757     Series 2007-3261, Class OA, PO...............................       (b)         01/15/37            389,908
       1,990,732     Series 2007-3262, Class KS, IO,
                        1 Mo. LIBOR x -1 + 6.41% (d)..............................      4.51%        01/15/37            212,419
         161,365     Series 2007-3267, Class ZB...................................      6.00%        01/15/37            177,653
          78,739     Series 2007-3274, Class B....................................      6.00%        02/15/37             85,410
          57,420     Series 2007-3292, Class DO, PO...............................       (b)         03/15/37             52,021
         170,832     Series 2007-3296, Class OK, PO...............................       (b)         03/15/37            153,120
         413,177     Series 2007-3300, Class OC, PO...............................       (b)         04/15/37            347,392
       2,046,552     Series 2007-3300, Class XO, PO...............................       (b)         03/15/37          1,832,173
          26,352     Series 2007-3301, Class OY, PO...............................       (b)         04/15/37             23,927
          67,913     Series 2007-3305, Class PO, PO...............................       (b)         04/15/37             61,259
          92,535     Series 2007-3314, Class OW, PO...............................       (b)         05/15/37             74,690
         178,045     Series 2007-3317, Class CO, PO...............................       (b)         05/15/37            159,525
         512,408     Series 2007-3322, Class NF,
                        1 Mo. LIBOR x 2,566.67 - 16,683.33%, 0.00% Floor (a)......      0.00%        05/15/37            469,471
         218,647     Series 2007-3325, Class OB, PO...............................       (b)         06/15/37            196,015
          61,235     Series 2007-3326, Class KO, PO...............................       (b)         06/15/37             55,065
         393,800     Series 2007-3331, Class PO, PO...............................       (b)         06/15/37            347,089
          28,735     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..........      2.20%        07/15/37             28,603
           5,169     Series 2007-3349, Class DP...................................      6.00%        09/15/36              5,176
          89,736     Series 2007-3349, Class MY...................................      5.50%        07/15/37             96,959
         372,722     Series 2007-3360, Class CB...................................      5.50%        08/15/37            400,878
         110,098     Series 2007-3369, Class BO, PO...............................       (b)         09/15/37            100,503
          48,200     Series 2007-3373, Class TO, PO...............................       (b)         04/15/37             43,135
         560,883     Series 2007-3376, Class OX, PO...............................       (b)         10/15/37            502,762
         195,327     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..........      2.25%        11/15/36            192,382
          50,322     Series 2007-3383, Class OP, PO...............................       (b)         11/15/37             42,928
         892,907     Series 2007-3384, Class TO, PO...............................       (b)         11/15/37            807,156
         508,786     Series 2007-3387, Class PO, PO...............................       (b)         11/15/37            423,483
       1,110,091     Series 2007-3391, Class PO...................................       (b)         04/15/37          1,001,200
       1,016,612     Series 2007-3393, Class JO, PO...............................       (b)         09/15/32            892,545
         182,203     Series 2007-3403, Class OB, PO...............................       (b)         12/15/37            161,936
         337,154     Series 2007-3403, Class PO, PO...............................       (b)         12/15/37            303,526


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        802,460     Series 2008-3406, Class B....................................      6.00%        01/15/38    $       831,284
         124,205     Series 2008-3413, Class B....................................      5.50%        04/15/37            130,028
         643,163     Series 2008-3419, Class LO, PO...............................       (b)         07/15/37            557,205
         462,363     Series 2008-3420, Class AZ...................................      5.50%        02/15/38            498,750
          41,528     Series 2008-3444, Class DO, PO...............................       (b)         01/15/37             35,557
         288,568     Series 2008-3448, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.05% (d)..............................      4.15%        05/15/38             19,207
         245,002     Series 2008-3469, Class DO, PO...............................       (b)         07/15/38            212,790
         542,688     Series 2008-3469, Class EO, PO...............................       (b)         07/15/38            471,302
       5,672,052     Series 2009-3522, Class SE, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        04/15/39            742,474
          55,583     Series 2009-3523, Class SD,
                        1 Mo. LIBOR x -2.75 + 19.66% (d)..........................     14.45%        06/15/36             69,263
       1,012,233     Series 2009-3542, Class ZP...................................      5.00%        06/15/39          1,113,861
         177,000     Series 2009-3550, Class LL...................................      4.50%        07/15/39            187,388
         462,301     Series 2009-3563, Class ZP...................................      5.00%        08/15/39            526,098
          24,061     Series 2009-3571, Class OC, PO...............................       (b)         05/15/37             20,657
         406,620     Series 2009-3571, Class SB, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        09/15/34             23,261
       5,454,647     Series 2009-3572, Class JS, IO,
                        1 Mo. LIBOR x -1 + 6.80% (d)..............................      4.90%        09/15/39            550,686
          19,864     Series 2009-3585, Class QZ...................................      5.00%        08/15/39             22,772
         241,238     Series 2009-3587, Class FX, 1 Mo. LIBOR (a)..................      1.90%        12/15/37            216,419
       1,292,820     Series 2009-3591, Class PO, PO...............................       (b)         10/15/39          1,158,902
       2,052,189     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50%  (a)..........      2.39%        03/15/36          2,057,546
         422,279     Series 2009-3606, Class BO, PO...............................       (b)         12/15/39            380,068
         433,736     Series 2009-3607, Class BO, PO...............................       (b)         04/15/36            370,153
       1,527,015     Series 2009-3607, Class OP, PO...............................       (b)         07/15/37          1,306,283
         196,803     Series 2009-3611, Class PO, PO...............................       (b)         07/15/34            167,333
         168,436     Series 2010-3621, Class BO, PO...............................       (b)         01/15/40            145,463
         188,210     Series 2010-3621, Class PO, PO...............................       (b)         01/15/40            160,853
         400,000     Series 2010-3622, Class PB...................................      5.00%        01/15/40            434,157
         389,690     Series 2010-3623, Class LO, PO...............................       (b)         01/15/40            340,707
         912,897     Series 2010-3632, Class BS,
                        1 Mo. LIBOR x -3.33 + 17.50% (d)..........................     11.18%        02/15/40          1,062,580
         802,862     Series 2010-3632, Class PA...................................      4.50%        05/15/37            804,583
          67,993     Series 2010-3637, Class LJ...................................      3.50%        02/15/25             68,264
         107,000     Series 2010-3645, Class WD...................................      4.50%        02/15/40            111,146
         103,387     Series 2010-3664, Class BA...................................      4.00%        03/15/38            103,863
         661,000     Series 2010-3667, Class PL...................................      5.00%        05/15/40            694,326
         294,299     Series 2010-3687, Class HB...................................      2.50%        07/15/38            292,709
       1,158,220     Series 2010-3688, Class HI, IO...............................      5.00%        11/15/21             46,848
         151,560     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..........      2.50%        07/15/40            153,104
          22,810     Series 2010-3699, Class QI, IO...............................      5.50%        02/15/39                268
         400,000     Series 2010-3714, Class PB...................................      4.75%        08/15/40            431,226
          16,803     Series 2010-3716, Class PC...................................      2.50%        04/15/38             16,682
       2,006,580     Series 2010-3722, Class AI, IO...............................      3.50%        09/15/20             65,375
       7,245,165     Series 2010-3726, Class BI, IO...............................      6.00%        07/15/30            464,709
       2,571,795     Series 2010-3726, Class ND...................................      3.50%        06/15/39          2,583,147
       1,799,236     Series 2010-3735, Class IK, IO...............................      3.50%        10/15/25            157,389
         225,019     Series 2010-3735, Class JI, IO...............................      4.50%        10/15/30             34,512


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        180,335     Series 2010-3739, Class MB...................................      4.00%        06/15/37    $       183,286
         550,811     Series 2010-3740, Class SC, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)..............................      4.10%        10/15/40             68,061
         203,912     Series 2010-3741, Class PA...................................      2.15%        02/15/35            203,724
          15,849     Series 2010-3752, Class KF, 1 Mo. LIBOR + 0.50% (a)..........      2.40%        12/15/37             15,904
       2,232,520     Series 2010-3755, Class AI, IO...............................      3.50%        11/15/20             70,535
       1,820,186     Series 2010-3764, Class QA...................................      4.00%        10/15/29          1,852,614
          69,505     Series 2010-3770, Class GZ...................................      4.50%        10/15/40             75,602
         177,000     Series 2010-3773, Class PH...................................      2.50%        06/15/25            175,781
         269,556     Series 2010-3775, Class LD...................................      3.00%        12/15/20            270,534
         783,332     Series 2010-3775, Class LI, IO...............................      3.50%        12/15/20             25,846
         312,000     Series 2010-3780, Class AV...................................      4.00%        04/15/31            321,842
         113,774     Series 2011-3785, Class LS,
                        1 Mo. LIBOR x -2 + 9.90% (d)..............................      6.11%        01/15/41            115,457
         423,004     Series 2011-3793, Class HA...................................      3.50%        02/15/25            424,326
         170,305     Series 2011-3795, Class ED...................................      3.00%        10/15/39            169,135
         600,000     Series 2011-3796, Class PB...................................      5.00%        01/15/41            659,313
          40,420     Series 2011-3804, Class DA...................................      3.50%        04/15/28             40,402
         884,425     Series 2011-3808, Class BQ...................................      5.50%        08/15/25            891,357
           2,916     Series 2011-3812, Class BE...................................      2.75%        09/15/18              2,916
         307,534     Series 2011-3816, Class D....................................      3.50%        08/15/28            308,646
         496,448     Series 2011-3819, Class ZQ...................................      6.00%        04/15/36            545,225
           6,217     Series 2011-3820, Class DA...................................      4.00%        11/15/35              6,292
         875,863     Series 2011-3820, Class GZ...................................      5.00%        03/15/41            965,957
         300,000     Series 2011-3820, Class NC...................................      4.50%        03/15/41            317,731
          15,531     Series 2011-3824, Class FA, 1 Mo. LIBOR + 0.15% (a)..........      2.05%        03/15/26             15,526
         973,940     Series 2011-3827, Class BM...................................      5.50%        08/15/39          1,008,775
         150,816     Series 2011-3828, Class SY,
                        1 Mo. LIBOR x -3 + 13.20% (d).............................      7.51%        02/15/41            160,623
       1,559,840     Series 2011-3841, Class JZ...................................      5.00%        04/15/41          1,681,308
          54,597     Series 2011-3842, Class BS,
                        1 Mo. LIBOR x -5 + 22.75% (d).............................     13.21%        04/15/41             77,693
         300,000     Series 2011-3844, Class PC...................................      5.00%        04/15/41            340,036
       1,228,572     Series 2011-3860, Class PZ...................................      5.00%        05/15/41          1,332,853
         244,548     Series 2011-3862, Class TO, PO...............................       (b)         05/15/41            208,660
         155,507     Series 2011-3864, Class FW, 1 Mo. LIBOR + 0.40% (a)..........      2.30%        02/15/41            156,087
         387,876     Series 2011-3868, Class PO, PO...............................       (b)         05/15/41            329,541
          95,198     Series 2011-3870, Class PE...................................      2.50%        07/15/40             95,017
          83,926     Series 2011-3876, Class CB...................................      2.75%        06/15/26             83,892
         986,960     Series 2011-3884, Class DL...................................      3.00%        02/15/25            990,950
         525,000     Series 2011-3890, Class ME...................................      5.00%        07/15/41            586,660
         265,000     Series 2011-3895, Class PW...................................      4.50%        07/15/41            287,735
          62,424     Series 2011-3901, Class CD...................................      2.00%        10/15/18             62,363
          89,862     Series 2011-3902, Class MA...................................      4.50%        07/15/39             90,900
       1,534,638     Series 2011-3925, Class ZD...................................      4.50%        09/15/41          1,680,961
       2,701,586     Series 2011-3926, Class SH, IO,
                        1 Mo. LIBOR x -1 + 6.55% (d)..............................      4.65%        05/15/40            206,294
       1,540,625     Series 2011-3935, Class LI, IO...............................      3.00%        10/15/21             49,827
       3,295,079     Series 2011-3951, Class AO, PO...............................       (b)         03/15/32          2,930,917
         124,014     Series 2011-3954, Class JE...................................      5.00%        08/15/29            126,859
       4,589,664     Series 2011-3956, Class KI, IO...............................      3.00%        11/15/21            166,429


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      1,013,120     Series 2011-3960, Class BU...................................      3.50%        02/15/30    $     1,030,798
       1,656,622     Series 2011-3968, Class AI, IO...............................      3.00%        12/15/21             60,127
       1,257,493     Series 2012-267, Class S5, IO, STRIPS,
                        1 Mo. LIBOR x -1 + 6.00% (d)..............................      4.10%        08/15/42            221,658
         156,166     Series 2012-278, Class F1, STRIPS,
                        1 Mo. LIBOR + 0.45% (a)...................................      2.35%        09/15/42            157,208
       3,626,521     Series 2012-3994, Class AI, IO...............................      3.00%        02/15/22            131,943
       1,251,213     Series 2012-3999, Class WA (e)...............................      5.46%        08/15/40          1,340,393
       1,678,000     Series 2012-4000, Class PY...................................      4.50%        02/15/42          1,810,762
          59,000     Series 2012-4012, Class GC...................................      3.50%        06/15/40             58,546
          39,704     Series 2012-4015, Class KB...................................      1.75%        05/15/41             34,498
       1,525,672     Series 2012-4021, Class IP, IO...............................      3.00%        03/15/27            123,227
         940,239     Series 2012-4026, Class GZ...................................      4.50%        04/15/42            997,080
       2,574,987     Series 2012-4030, Class IL, IO...............................      3.50%        04/15/27            253,832
         241,132     Series 2012-4038, Class CS,
                        1 Mo. LIBOR x -3 + 12.00% (d).............................      6.28%        04/15/42            232,956
       5,041,639     Series 2012-4054, Class AI, IO...............................      3.00%        04/15/27            402,008
          18,968     Series 2012-4076, Class QB...................................      1.75%        11/15/41             17,555
       4,532,038     Series 2012-4077, Class TS, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)..............................      4.10%        05/15/41            538,910
         548,716     Series 2012-4090, Class YZ...................................      4.50%        08/15/42            580,266
          83,927     Series 2012-4097, Class ES, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        08/15/42             13,312
         747,000     Series 2012-4098, Class PE...................................      4.00%        08/15/42            767,582
         887,977     Series 2012-4103, Class HI, IO...............................      3.00%        09/15/27             81,236
          92,386     Series 2012-4116, Class AS, IO,
                        1 Mo. LIBOR x -1 + 6.15% (d)..............................      4.25%        10/15/42             16,003
       4,131,242     Series 2012-4132, Class AI, IO...............................      4.00%        10/15/42            953,553
       1,096,456     Series 2012-4136, Class TU, IO,
                        1 Mo. LIBOR x -22.50 + 139.50%, 4.50% Cap (d).............      4.50%        08/15/42            217,796
       1,093,852     Series 2012-4145, Class YI, IO...............................      3.00%        12/15/27             99,678
         959,683     Series 2013-299, Class S1, IO, STRIPS,
                        1 Mo. LIBOR x -1 + 6.00% (d)..............................      4.10%        01/15/43            163,014
       1,147,865     Series 2013-304, Class C37, IO, STRIPS.......................      3.50%        12/15/27             88,566
       5,760,325     Series 2013-304, Class C40, IO, STRIPS.......................      3.50%        09/15/26            417,899
         655,000     Series 2013-4176, Class HE...................................      4.00%        03/15/43            679,321
         702,650     Series 2013-4177, Class GL...................................      3.00%        03/15/33            664,021
         826,035     Series 2013-4193, Class PB...................................      4.00%        04/15/43            839,500
      27,118,140     Series 2013-4194, Class GI, IO...............................      4.00%        04/15/43          4,980,634
         500,000     Series 2013-4211, Class PB...................................      3.00%        05/15/43            453,075
       1,576,766     Series 2013-4213, Class MZ...................................      4.00%        06/15/43          1,615,472
         456,498     Series 2013-4226, Class NS,
                        1 Mo. LIBOR x -3 + 10.50% (d).............................      4.78%        01/15/43            403,487
         180,968     Series 2013-4235, Class AB...................................      2.00%        01/15/34            179,684
         887,823     Series 2013-4239, Class IO, IO...............................      3.50%        06/15/27             85,861
       1,450,000     Series 2013-4247, Class AY...................................      4.50%        09/15/43          1,549,694
         638,262     Series 2013-4249, Class KO, PO...............................       (b)         11/15/42            506,374
         114,436     Series 2013-4261, Class GS,
                        1 Mo. LIBOR x -2.75 + 10.98% (d)..........................      5.77%        01/15/41            110,648
       2,978,508     Series 2013-4265, Class IB, IO...............................      4.50%        12/15/24            249,683
         244,975     Series 2013-4270, Class AP...................................      2.50%        04/15/40            242,627


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        663,356     Series 2014-326, Class S2, IO, STRIPS,
                        1 Mo. LIBOR x -1 + 5.95% (d)..............................      4.05%        03/15/44    $       110,621
         405,672     Series 2014-4300, Class IM, IO...............................      3.00%        03/15/37             39,945
         845,813     Series 2014-4314, Class CI, IO...............................      6.00%        03/15/44            192,910
         246,267     Series 2014-4316, Class XZ...................................      4.50%        03/15/44            261,663
       3,809,939     Series 2014-4318, Class CI, IO...............................      4.00%        03/15/22            145,443
         845,521     Series 2014-4337, Class TV...................................      4.00%        10/15/45            857,160
      10,454,381     Series 2014-4387, Class IE, IO...............................      2.50%        11/15/28            795,545
      26,950,915     Series 2015-343, Class F4, STRIPS,
                        1 Mo. LIBOR + 0.35% (e)...................................      2.25%        10/15/37         26,982,602
       4,260,476     Series 2015-4487, Class CB...................................      3.50%        06/15/45          4,333,368
       1,730,620     Series 2015-4503, Class MI, IO...............................      5.00%        08/15/45            387,520
       1,467,257     Series 2015-4512, Class W (c) (e)............................      5.40%        05/15/38          1,562,142
         260,583     Series 2015-4520, Class AI, IO...............................      3.50%        10/15/35             50,596
         519,881     Series 2015-4522, Class JZ...................................      2.00%        01/15/45            472,891
         233,472     Series 2016-4546, Class PZ...................................      4.00%        12/15/45            226,636
         395,209     Series 2016-4546, Class ZT...................................      4.00%        01/15/46            379,970
         121,312     Series 2016-4568, Class MZ...................................      4.00%        04/15/46            115,185
       3,970,733     Series 2016-4591, Class GI, IO...............................      4.00%        12/15/44            766,158
         771,702     Series 2016-4600, Class WT...................................      3.50%        07/15/36            748,350
         442,247     Series 2016-4605, Class KS,
                        1 Mo. LIBOR x -1.57 + 4.71% (d)...........................      1.72%        08/15/43            367,047
       2,119,733     Series 2016-4609, Class YI, IO...............................      4.00%        04/15/54            300,363
         693,560     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..........      3.00%        11/15/37            713,096
       1,408,116     Series 2016-4615, Class GT,
                        1 Mo. LIBOR x -4 + 16.00%, 4.00% Cap (d)..................      4.00%        10/15/42          1,160,231
      44,871,123     Series 2016-4619, Class IB, IO...............................      4.00%        12/15/47          6,205,358
       1,173,000     Series 2017-4650, Class JH...................................      3.00%        01/15/47          1,023,217
         600,000     Series 2017-4681, Class JY...................................      2.50%        05/15/47            512,893
                  Federal National Mortgage Association
          10,851     Series 1989-81, Class G......................................      9.00%        11/25/19             11,095
             121     Series 1990-11, Class G......................................      6.50%        02/25/20                122
           5,733     Series 1990-13, Class E......................................      9.00%        02/25/20              5,976
          33,259     Series 1990-79, Class J......................................      9.00%        07/25/20             34,250
          18,426     Series 1990-98, Class J......................................      9.00%        08/25/20             19,034
             804     Series 1990-108, Class G.....................................      7.00%        09/25/20                828
           1,097     Series 1990-109, Class J.....................................      7.00%        09/25/20              1,128
          11,281     Series 1990-112, Class G.....................................      8.50%        09/25/20             11,537
          33,082     Series 1991-30, Class PN.....................................      9.00%        10/25/21             34,269
             173     Series 1991-130, Class D, PO.................................       (b)         09/25/21                170
         327,490     Series 1992-38, Class GZ.....................................      7.50%        07/25/22            350,533
              63     Series 1992-44, Class ZQ.....................................      8.00%        07/25/22                 65
          10,225     Series 1992-185, Class ZB....................................      7.00%        10/25/22             10,724
           1,827     Series 1993-3, Class K.......................................      7.00%        02/25/23              1,920
          21,673     Series 1993-39, Class Z......................................      7.50%        04/25/23             23,193
           2,682     Series 1993-46, Class FH,
                        7 Yr. U.S. Treasury Yield Curve - 0.20% (a)...............      2.63%        04/25/23              2,648
         254,425     Series 1993-169, Class L.....................................      6.50%        09/25/23            269,534
          82,425     Series 1993-171, Class SB,
                        10 Yr. U.S. Treasury Yield
                        Curve x -2.17 + 21.99% (d)................................     15.69%        09/25/23            101,215
          75,502     Series 1993-214, Class 2, IO, STRIPS.........................      7.50%        03/25/23              9,139


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        599,817     Series 1993-222, Class 2, IO, STRIPS.........................      7.00%        06/25/23    $        72,487
          36,083     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........      2.50%        12/25/23             36,365
             413     Series 1994-24, Class H, PO..................................       (b)         11/25/23                389
         390,921     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............      3.40%        04/25/24            399,962
          81,482     Series 1996-51, Class AY, IO.................................      7.00%        12/18/26             15,393
         105,951     Series 1997-10, Class SA, IO,
                        1 Mo. LIBOR x -1 + 8.90% (d)..............................      7.01%        03/18/27             15,570
          80,051     Series 1998-37, Class VZ.....................................      6.00%        06/17/28             84,386
       1,076,260     Series 2000-45, Class SD, IO,
                        1 Mo. LIBOR x -1 + 7.95% (d)..............................      6.06%        12/18/30            125,731
           6,801     Series 2001-8, Class SE, IO,
                        1 Mo. LIBOR x -1 + 8.60% (d)..............................      6.70%        02/17/31                303
         287,457     Series 2001-34, Class SR, IO,
                        1 Mo. LIBOR x -1 + 8.10% (d)..............................      6.21%        08/18/31             25,060
          59,059     Series 2001-37, Class PO, PO.................................       (b)         08/25/31             52,139
           4,666     Series 2001-42, Class SB,
                        1 Mo. LIBOR x -16 + 128.00%, 8.50% Cap (d)................      8.50%        09/25/31              5,416
         257,069     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............      2.29%        09/18/31            258,201
         174,843     Series 2001-314, Class 1, PO, STRIPS.........................       (b)         07/25/31            154,339
           4,377     Series 2002-22, Class G......................................      6.50%        04/25/32              4,848
         168,353     Series 2002-30, Class Z......................................      6.00%        05/25/32            187,035
         305,786     Series 2002-41, Class PO, PO.................................       (b)         07/25/32            256,947
          50,153     Series 2002-80, Class CZ.....................................      4.50%        09/25/32             52,803
         172,623     Series 2002-320, Class 2, IO, STRIPS.........................      7.00%        04/25/32             42,221
         175,705     Series 2002-323, Class 6, IO, STRIPS.........................      6.00%        01/25/32             44,483
         473,282     Series 2002-324, Class 2, IO, STRIPS.........................      6.50%        07/25/32            115,400
         194,574     Series 2002-329, Class 1, PO, STRIPS.........................       (b)         01/25/33            171,440
          60,014     Series 2003-14, Class AT.....................................      4.00%        03/25/33             60,245
          65,375     Series 2003-21, Class OA.....................................      4.00%        03/25/33             67,369
         161,115     Series 2003-32, Class UI, IO.................................      6.00%        05/25/33             38,200
         439,265     Series 2003-45, Class JB.....................................      5.50%        06/25/33            473,252
           2,508     Series 2003-46, Class BG.....................................      5.00%        06/25/18              2,504
          83,658     Series 2003-52, Class NA.....................................      4.00%        06/25/23             85,085
          65,995     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............      2.20%        11/25/27             66,354
       2,307,137     Series 2003-63, Class IP, IO.................................      6.00%        07/25/33            542,135
         355,000     Series 2003-71, Class NH.....................................      4.29%        08/25/33            367,824
       2,003,412     Series 2003-75, Class GI, IO.................................      5.00%        08/25/23            151,890
         172,506     Series 2003-109, Class YB....................................      6.00%        11/25/33            193,761
           7,269     Series 2003-119, Class ME....................................      4.50%        04/25/33              7,271
         130,016     Series 2003-123, Class AY....................................      4.00%        12/25/18            130,219
         595,258     Series 2003-343, Class 2, IO, STRIPS.........................      4.50%        10/25/33            104,076
          98,159     Series 2003-348, Class 17, IO, STRIPS........................      7.50%        12/25/33             22,273
         136,475     Series 2003-348, Class 18, IO, STRIPS (e)....................      7.50%        12/25/33             31,141
         123,012     Series 2003-W3, Class 2A5....................................      5.36%        06/25/42            131,441
         174,979     Series 2003-W6, Class 1A41...................................      5.40%        10/25/42            186,772
          29,557     Series 2003-W10, Class 1A4...................................      4.51%        06/25/43             29,928
         111,386     Series 2003-W12, Class 1A8...................................      4.55%        06/25/43            115,114
         211,683     Series 2004-10, Class ZB.....................................      6.00%        02/25/34            241,648
       1,295,958     Series 2004-18, Class EZ.....................................      6.00%        04/25/34          1,399,381
         344,363     Series 2004-25, Class LC.....................................      5.50%        04/25/34            373,683
         293,896     Series 2004-25, Class UC.....................................      5.50%        04/25/34            320,943


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         34,495     Series 2004-28, Class ZH.....................................      5.50%        05/25/34    $        41,931
          40,348     Series 2004-36, Class TA.....................................      5.50%        08/25/33             41,094
          32,930     Series 2004-59, Class BG, PO.................................       (b)         12/25/32             28,166
         244,039     Series 2004-60, Class AC.....................................      5.50%        04/25/34            268,667
             149     Series 2004-60, Class JB.....................................      5.50%        04/25/34                149
         252,980     Series 2004-61, Class DO, PO.................................       (b)         05/25/33            221,553
         226,175     Series 2004-69, Class PO, PO.................................       (b)         05/25/33            206,421
           5,398     Series 2004-90, Class LH.....................................      5.00%        04/25/34              5,441
       1,144,332     Series 2004-W4, Class A7.....................................      5.50%        06/25/34          1,213,539
          19,884     Series 2004-W9, Class 1A3....................................      6.05%        02/25/44             22,001
       1,750,000     Series 2004-W10, Class A6....................................      5.75%        08/25/34          1,906,679
       3,975,325     Series 2005-2, Class S, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)..............................      4.70%        02/25/35            582,317
         811,211     Series 2005-2, Class TB, IO,
                        1 Mo. LIBOR x -1 + 5.90%, 0.40% Cap (d)...................      0.40%        07/25/33             12,378
          48,023     Series 2005-29, Class ZT.....................................      5.00%        04/25/35             54,179
         173,764     Series 2005-40, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.70% (d)..............................      4.80%        05/25/35             23,221
          48,323     Series 2005-43, Class PB.....................................      5.00%        02/25/34             48,645
          86,600     Series 2005-45, Class SR, IO,
                        1 Mo. LIBOR x -1 + 6.72% (d)..............................      4.82%        06/25/35             12,017
          25,299     Series 2005-48, Class AR.....................................      5.50%        02/25/35             25,733
         753,459     Series 2005-52, Class PO, PO.................................       (b)         06/25/35            671,615
         231,016     Series 2005-52, Class TZ.....................................      6.50%        06/25/35            306,493
         117,365     Series 2005-52, Class WZ.....................................      6.50%        06/25/35            120,822
         362,157     Series 2005-56, Class PO, PO.................................       (b)         07/25/35            316,351
         853,197     Series 2005-57, Class KZ.....................................      6.00%        07/25/35          1,023,826
          16,839     Series 2005-67, Class SC,
                        1 Mo. LIBOR x -2.15 + 14.41% (d)..........................     10.33%        08/25/35             18,986
          23,640     Series 2005-68, Class BC.....................................      5.25%        06/25/35             24,052
           8,694     Series 2005-70, Class KJ.....................................      5.50%        09/25/34              8,718
          92,811     Series 2005-79, Class NS, IO,
                        1 Mo. LIBOR x -1 + 6.09% (d)..............................      4.19%        09/25/35             10,738
       8,601,802     Series 2005-86, Class WZ.....................................      5.50%        10/25/35          9,276,340
          24,096     Series 2005-87, Class SC,
                        1 Mo. LIBOR x -1.67 + 13.83% (d)..........................     10.67%        10/25/35             30,378
          58,300     Series 2005-90, Class ES,
                        1 Mo. LIBOR x -2.50 + 16.88% (d)..........................     12.13%        10/25/35             70,232
          44,374     Series 2005-95, Class WZ.....................................      6.00%        11/25/35             58,100
          93,777     Series 2005-102, Class DS,
                        1 Mo. LIBOR x -2.75 + 19.80% (d)..........................     14.58%        11/25/35            121,255
         440,000     Series 2005-104, Class UE....................................      5.50%        12/25/35            482,820
          15,759     Series 2005-113, Class DO, PO................................       (b)         01/25/36             13,716
         285,920     Series 2005-359, Class 6, IO, STRIPS.........................      5.00%        11/25/35             60,372
         232,858     Series 2005-362, Class 13, IO, STRIPS........................      6.00%        08/25/35             57,385
          33,132     Series 2005-W1, Class 1A2....................................      6.50%        10/25/44             37,210
          80,596     Series 2006-5, Class 2A2, 1 Mo. LIBOR + 0.14% (a)............      3.45%        02/25/35             86,845
      64,782,365     Series 2006-5, Class N2, IO (c)..............................      0.00%        02/25/35              2,170
         319,479     Series 2006-8, Class HK, PO..................................       (b)         03/25/36            262,197
         132,668     Series 2006-8, Class WQ, PO..................................       (b)         03/25/36            107,752
         118,063     Series 2006-15, Class IS, IO,
                        1 Mo. LIBOR x -1 + 6.58% (d)..............................      4.68%        03/25/36             17,514


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      3,085,467     Series 2006-20, Class PI, IO,
                        1 Mo. LIBOR x -1 + 6.68% (d)..............................      4.78%        11/25/30    $       352,040
         128,713     Series 2006-22, Class AO, PO.................................       (b)         04/25/36            113,430
         121,544     Series 2006-27, Class OH, PO.................................       (b)         04/25/36            107,951
          20,507     Series 2006-31, Class PZ.....................................      6.00%        05/25/36             27,006
          53,061     Series 2006-36, Class CO, PO.................................       (b)         05/25/36             45,290
         329,917     Series 2006-36, Class NO, PO.................................       (b)         05/25/36            275,508
          56,718     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............      2.35%        06/25/36             57,034
       3,213,654     Series 2006-42, Class EI, IO,
                        1 Mo. LIBOR x -1 + 6.55% (d)..............................      4.65%        06/25/36            431,106
         241,195     Series 2006-44, Class GO, PO.................................       (b)         06/25/36            205,275
          71,428     Series 2006-44, Class P, PO..................................       (b)         12/25/33             59,345
         101,694     Series 2006-50, Class PS, PO.................................       (b)         06/25/36             89,260
       1,284,406     Series 2006-56, Class OM, PO.................................       (b)         07/25/36          1,127,122
         125,321     Series 2006-56, Class PO, PO.................................       (b)         07/25/36            111,274
         177,962     Series 2006-58, Class AP, PO.................................       (b)         07/25/36            154,813
         347,950     Series 2006-58, Class PO, PO.................................       (b)         07/25/36            298,037
         663,370     Series 2006-59, Class KO, PO.................................       (b)         07/25/36            586,904
         869,708     Series 2006-59, Class SL, IO,
                        1 Mo. LIBOR x -1 + 6.57% (d)..............................      4.67%        07/25/36            122,435
          25,489     Series 2006-60, Class CO, PO.................................       (b)         06/25/35             25,253
          77,505     Series 2006-60, Class DO, PO.................................       (b)         04/25/35             75,309
         512,519     Series 2006-60, Class OG, PO.................................       (b)         07/25/36            422,167
         238,274     Series 2006-65, Class QO, PO.................................       (b)         07/25/36            204,412
         737,172     Series 2006-69, Class GO, PO.................................       (b)         08/25/36            620,182
         100,253     Series 2006-72, Class TO, PO.................................       (b)         08/25/36             89,836
          50,867     Series 2006-75, Class AO, PO.................................       (b)         08/25/36             43,124
         155,680     Series 2006-79, Class DO, PO.................................       (b)         08/25/36            136,832
         953,039     Series 2006-80, Class PH.....................................      6.00%        08/25/36          1,046,710
          65,438     Series 2006-81, Class EO, PO.................................       (b)         09/25/36             58,325
          49,130     Series 2006-84, Class OT, PO.................................       (b)         09/25/36             44,323
         321,014     Series 2006-84, Class PK.....................................      5.50%        02/25/36            326,012
         191,609     Series 2006-85, Class MZ.....................................      6.50%        09/25/36            206,820
         123,702     Series 2006-91, Class PO, PO.................................       (b)         09/25/36            103,137
         131,747     Series 2006-109, Class PO, PO................................       (b)         11/25/36            114,594
          59,918     Series 2006-110, Class PO, PO................................       (b)         11/25/36             50,890
         384,688     Series 2006-114, Class AO, PO................................       (b)         12/25/36            346,883
       3,530,310     Series 2006-116, Class ES, IO,
                        1 Mo. LIBOR x -1 + 6.65% (d)..............................      4.75%        12/25/36            568,712
         189,897     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........      2.25%        12/25/36            189,305
         154,256     Series 2006-124, Class LO, PO................................       (b)         01/25/37            137,198
          56,986     Series 2006-124, Class UO, PO................................       (b)         01/25/37             47,616
           1,483     Series 2006-126, Class DZ....................................      5.50%        01/25/37              1,528
         176,600     Series 2006-126, Class PO, PO................................       (b)         01/25/37            146,672
         402,682     Series 2006-128, Class PO, PO................................       (b)         01/25/37            345,490
          31,122     Series 2006-377, Class 1, PO, STRIPS.........................       (b)         10/25/36             26,242
         355,366     Series 2006-378, Class 31, IO, STRIPS........................      4.50%        06/25/21             11,122
         313,274     Series 2007-7, Class KA......................................      5.75%        08/25/36            348,944
         177,074     Series 2007-14, Class OP, PO.................................       (b)         03/25/37            156,147
          57,687     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............      2.23%        04/25/37             57,485
       1,801,626     Series 2007-28, Class ZA.....................................      6.00%        04/25/37          1,931,511


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,081,488     Series 2007-30, Class WO, PO.................................       (b)         04/25/37    $       943,922
          63,899     Series 2007-32, Class KT.....................................      5.50%        04/25/37             69,983
         319,660     Series 2007-36, Class GO, PO.................................       (b)         04/25/37            282,664
       1,163,760     Series 2007-36, Class PO, PO.................................       (b)         04/25/37          1,016,740
       1,084,052     Series 2007-39, Class LO, PO.................................       (b)         05/25/37            966,636
         184,432     Series 2007-42, Class CO, PO.................................       (b)         05/25/37            146,504
         383,823     Series 2007-44, Class AO, PO.................................       (b)         05/25/37            338,865
          50,119     Series 2007-44, Class KO, PO.................................       (b)         05/25/37             42,646
         430,089     Series 2007-44, Class LO, PO.................................       (b)         05/25/37            373,251
         545,780     Series 2007-44, Class OB, PO.................................       (b)         05/25/37            482,716
          94,053     Series 2007-48, Class PO, PO.................................       (b)         05/25/37             82,825
         699,108     Series 2007-57, Class ZG.....................................      4.75%        06/25/37            746,620
         454,545     Series 2007-60, Class ZS.....................................      4.75%        07/25/37            492,953
          32,923     Series 2007-67, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.75% (d)..............................      4.85%        04/25/37                958
         505,051     Series 2007-68, Class AE.....................................      6.50%        07/25/37            615,179
         126,775     Series 2007-102, Class OT, PO................................       (b)         11/25/37            112,545
         568,707     Series 2007-116, Class PB....................................      5.50%        08/25/35            614,261
         362,458     Series 2007-117, Class MD....................................      5.50%        07/25/37            370,278
         113,340     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............      2.45%        02/25/38            117,589
          16,677     Series 2008-8, Class ZA......................................      5.00%        02/25/38             17,693
          53,885     Series 2008-16, Class AB.....................................      5.50%        12/25/37             55,322
          31,853     Series 2008-17, Class IP, IO.................................      6.50%        02/25/38              5,209
             955     Series 2008-51, Class B......................................      4.50%        06/25/23                956
          11,070     Series 2008-64, Class EO, PO.................................       (b)         08/25/38              9,750
         451,882     Series 2008-65, Class PE.....................................      5.75%        08/25/38            489,668
          59,976     Series 2009-10, Class AB.....................................      5.00%        03/25/24             61,512
         115,692     Series 2009-14, Class BS, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)..............................      4.35%        03/25/24              5,672
         228,656     Series 2009-47, Class PE.....................................      4.00%        07/25/39            230,657
       1,631,071     Series 2009-50, Class GX.....................................      5.00%        07/25/39          1,784,390
         710,280     Series 2009-64, Class ZD.....................................      8.00%        08/25/39            878,799
         199,863     Series 2009-69, Class PO, PO.................................       (b)         09/25/39            177,798
         111,734     Series 2009-70, Class CO, PO.................................       (b)         01/25/37             93,561
          15,993     Series 2009-76, Class MA.....................................      4.00%        09/25/24             16,100
           2,950     Series 2009-81, Class GC.....................................      3.50%        12/25/19              2,954
       1,113,896     Series 2009-86, Class OT, PO.................................       (b)         10/25/37            985,077
         455,164     Series 2009-91, Class HL.....................................      5.00%        11/25/39            469,177
          47,000     Series 2009-92, Class DB.....................................      5.00%        11/25/39             51,100
         630,518     Series 2009-103, Class PZ....................................      6.00%        12/25/39            782,289
       1,380,399     Series 2009-106, Class PO, PO................................       (b)         01/25/40          1,240,584
         437,630     Series 2009-106, Class SN, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)..............................      4.35%        01/25/40             58,482
         227,453     Series 2009-109, Class PZ....................................      4.50%        01/25/40            240,333
         726,192     Series 2009-113, Class A.....................................      3.50%        12/25/23            726,778
         156,629     Series 2009-115, Class HZ....................................      5.00%        01/25/40            161,434
       2,776,194     Series 2009-397, Class 2, IO, STRIPS.........................      5.00%        09/25/39            608,311
       1,075,247     Series 2009-398, Class C13, IO, STRIPS.......................      4.00%        06/25/24             84,999
         200,000     Series 2010-2, Class LC......................................      5.00%        02/25/40            216,209
         149,199     Series 2010-3, Class DZ......................................      4.50%        02/25/40            158,255
          31,309     Series 2010-19, Class MI, IO.................................      5.00%        03/25/39                 86


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        387,308     Series 2010-21, Class KO, PO.................................       (b)         03/25/40    $       334,272
         500,000     Series 2010-35, Class EP.....................................      5.50%        04/25/40            544,932
         178,777     Series 2010-35, Class SJ,
                        1 Mo. LIBOR x -3.33 + 17.67% (d)..........................     11.34%        04/25/40            220,808
         400,000     Series 2010-38, Class KC.....................................      4.50%        04/25/40            420,563
         289,059     Series 2010-45, Class GD.....................................      5.00%        04/25/33            293,777
         264,000     Series 2010-45, Class WB.....................................      5.00%        05/25/40            307,721
          47,350     Series 2010-49, Class SC,
                        1 Mo. LIBOR x -2 + 12.66% (d).............................      8.87%        03/25/40             52,110
         701,418     Series 2010-68, Class BI, IO.................................      5.50%        07/25/50            136,617
         523,569     Series 2010-68, Class CO, PO.................................       (b)         07/25/40            464,665
         110,839     Series 2010-75, Class MT (c).................................      4.08%        12/25/39            110,062
         234,781     Series 2010-106, Class BI, IO................................      3.50%        09/25/20              7,945
       1,638,966     Series 2010-110, Class KI, IO................................      5.50%        10/25/25            164,058
         612,645     Series 2010-115, Class PO, PO................................       (b)         04/25/40            508,190
         311,614     Series 2010-117, Class EO, PO................................       (b)         10/25/40            262,214
         983,632     Series 2010-120, Class PD....................................      4.00%        02/25/39            998,727
             473     Series 2010-123, Class HA....................................      2.50%        03/25/24                473
         571,044     Series 2010-129, Class SM, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)..............................      4.10%        11/25/40             76,734
         339,547     Series 2010-137, Class IM, IO................................      5.00%        10/25/38             13,392
       1,821,000     Series 2010-142, Class DL....................................      4.00%        12/25/40          1,872,225
           1,798     Series 2010-145, Class PE....................................      3.25%        10/25/24              1,799
       4,251,420     Series 2010-147, Class KS, IO,
                        1 Mo. LIBOR x -1 + 5.95% (d)..............................      4.05%        01/25/41            426,298
         592,768     Series 2011-9, Class AZ......................................      5.00%        05/25/40            637,059
         507,000     Series 2011-10, Class AY.....................................      6.00%        02/25/41            600,237
          88,056     Series 2011-17, Class CD.....................................      2.00%        03/25/21             87,374
         704,447     Series 2011-17, Class CJ.....................................      2.75%        03/25/21            704,976
           2,576     Series 2011-23, Class AB.....................................      2.75%        06/25/20              2,586
         585,017     Series 2011-30, Class LS, IO (e).............................      1.48%        04/25/41             30,740
       6,941,001     Series 2011-30, Class MD.....................................      4.00%        02/25/39          7,050,499
         106,796     Series 2011-30, Class ZB.....................................      5.00%        04/25/41            115,236
          78,887     Series 2011-36, Class DA.....................................      3.00%        04/25/24             78,912
       1,535,540     Series 2011-47, Class AI, IO.................................      5.50%        01/25/40            128,647
         505,277     Series 2011-52, Class GB.....................................      5.00%        06/25/41            537,122
         168,260     Series 2011-60, Class OA, PO.................................       (b)         08/25/39            153,116
       1,547,242     Series 2011-67, Class EI, IO.................................      4.00%        07/25/21             38,309
         122,643     Series 2011-68, Class CA.....................................      2.50%        10/25/24            122,456
         222,282     Series 2011-70, Class AD.....................................      3.00%        06/25/30            222,207
          39,138     Series 2011-70, Class NK.....................................      3.00%        04/25/37             38,961
         198,052     Series 2011-72, Class TI, IO.................................      4.00%        09/25/40             15,894
         569,977     Series 2011-74, Class TQ, IO,
                        1 Mo. LIBOR x -6.43 + 55.93%, 4.50% Cap (d)...............      4.50%        12/25/33            107,555
         361,112     Series 2011-75, Class BL.....................................      3.50%        08/25/21            364,288
         704,648     Series 2011-86, Class DI, IO.................................      3.50%        09/25/21             30,919
          31,168     Series 2011-90, Class QI, IO.................................      5.00%        05/25/34              1,891
         867,171     Series 2011-103, Class JL....................................      6.50%        11/25/29            907,278
         750,000     Series 2011-105, Class MB....................................      4.00%        10/25/41            778,808
          82,728     Series 2011-107, Class CA....................................      3.50%        11/25/29             83,422
         289,157     Series 2011-111, Class DG....................................      2.25%        12/25/38            287,054
         115,663     Series 2011-111, Class DH....................................      2.50%        12/25/38            115,101


Page 18                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,065,876     Series 2011-111, Class PZ....................................      4.50%        11/25/41    $     1,143,551
          82,120     Series 2011-113, Class GA....................................      2.00%        11/25/21             81,297
       7,514,112     Series 2011-118, Class IC, IO................................      3.50%        11/25/21            309,078
      12,946,997     Series 2011-123, Class JS, IO,
                        1 Mo. LIBOR x -1 + 6.65% (d)..............................      4.75%        03/25/41          1,689,394
         313,499     Series 2011-123, Class ZP....................................      4.50%        12/25/41            338,148
         279,866     Series 2011-124, Class CG....................................      3.00%        09/25/29            281,230
             210     Series 2011-134, Class PA....................................      4.00%        09/25/40                213
       3,960,893     Series 2011-137, Class AI, IO................................      3.00%        01/25/22            169,607
       3,016,667     Series 2011-141, Class EI, IO................................      3.00%        07/25/21             58,916
       2,018,715     Series 2012-8, Class TI, IO..................................      3.00%        10/25/21             73,572
       3,551,334     Series 2012-28, Class PT.....................................      4.00%        03/25/42          3,589,276
         776,952     Series 2012-39, Class PB.....................................      4.25%        04/25/42            812,703
         118,179     Series 2012-52, Class BZ.....................................      4.00%        05/25/42            121,760
         542,000     Series 2012-66, Class DI, IO.................................      3.50%        06/25/27             52,526
         639,531     Series 2012-79, Class QA.....................................      2.00%        03/25/42            626,379
       1,557,907     Series 2012-101, Class AI, IO................................      3.00%        06/25/27            127,943
         368,776     Series 2012-111, Class B.....................................      7.00%        10/25/42            419,179
       1,550,181     Series 2012-114, Class HS, IO,
                        1 Mo. LIBOR x -1 + 6.15% (d)..............................      4.25%        03/25/40            140,786
       9,787,172     Series 2012-118, Class DI, IO................................      3.50%        01/25/40          1,204,971
         237,518     Series 2012-118, Class IB, IO................................      3.50%        11/25/42             52,063
       1,165,418     Series 2012-122, Class SD, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        11/25/42            209,041
         435,138     Series 2012-133, Class KO, PO................................       (b)         12/25/42            206,761
       1,789,666     Series 2012-134, Class GI, IO................................      4.50%        03/25/29            338,378
       1,076,009     Series 2012-138, Class MA....................................      1.00%        12/25/42            969,341
       4,824,588     Series 2012-146, Class QA....................................      1.00%        01/25/43          4,312,514
         813,871     Series 2012-409, Class 49, IO, STRIPS (e)....................      3.50%        11/25/41            162,726
       1,100,283     Series 2012-409, Class 53, IO, STRIPS (e)....................      3.50%        04/25/42            216,922
         201,121     Series 2012-409, Class C17, IO, STRIPS.......................      4.00%        11/25/41             42,885
       1,360,312     Series 2013-13, Class IK, IO.................................      2.50%        03/25/28            107,276
         172,691     Series 2013-22, Class TS,
                        1 Mo. LIBOR x -1.50 + 6.08% (d)...........................      3.21%        03/25/43            142,110
          44,362     Series 2013-23, Class ZB.....................................      3.00%        03/25/43             41,881
         750,000     Series 2013-41, Class DB.....................................      3.00%        05/25/43            681,111
       2,486,579     Series 2013-43, Class IX, IO.................................      4.00%        05/25/43            611,673
         119,140     Series 2013-51, Class PI, IO.................................      3.00%        11/25/32             14,251
         204,789     Series 2013-52, Class MD.....................................      1.25%        06/25/43            184,737
       1,540,629     Series 2013-55, Class AI, IO.................................      3.00%        06/25/33            224,380
         115,583     Series 2013-70, Class JZ.....................................      3.00%        07/25/43            104,747
         391,198     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............      2.15%        07/25/42            390,867
         933,915     Series 2013-94, Class CA.....................................      3.50%        08/25/38            943,201
         322,651     Series 2013-103, Class IO, IO................................      3.50%        03/25/38             40,886
         379,979     Series 2013-105, Class BN....................................      4.00%        05/25/43            378,687
         541,839     Series 2013-105, Class KO, PO................................       (b)         10/25/43            477,051
         195,852     Series 2013-106, Class KN....................................      3.00%        10/25/43            176,927
       1,003,000     Series 2013-130, Class QY....................................      4.50%        06/25/41          1,059,602
       6,510,992     Series 2013-417, Class C21, IO, STRIPS.......................      4.00%        12/25/42          1,285,862
         337,254     Series 2014-29, Class GI, IO.................................      3.00%        05/25/29             33,192
       3,877,562     Series 2014-44, Class NI, IO.................................      4.50%        08/25/29            446,929


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        484,089     Series 2014-68, Class GI, IO.................................      4.50%        10/25/43    $        87,568
         502,991     Series 2014-82, Class GZ.....................................      4.00%        12/25/44            517,318
       3,057,040     Series 2014-84, Class LI, IO.................................      3.50%        12/25/26            297,270
       1,281,470     Series 2014-91, Class PB.....................................      3.00%        02/25/38          1,284,042
         875,000     Series 2015-16, Class MY.....................................      3.50%        04/25/45            826,190
         766,920     Series 2015-38, Class GI, IO.................................      3.00%        09/25/43             66,050
       4,102,400     Series 2015-76, Class BI, IO.................................      4.00%        10/25/39            524,626
         734,105     Series 2015-93, Class KI, IO.................................      3.00%        09/25/44            125,953
      11,011,530     Series 2015-97, Class AI, IO.................................      4.00%        09/25/41          1,856,906
       1,794,809     Series 2016-71, Class NI, IO.................................      3.50%        04/25/46            279,213
         748,493     Series 2016-74, Class HI, IO.................................      3.50%        10/25/46            145,054
       1,066,184     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............      2.08%        11/25/46          1,068,254
         597,364     Series 2017-46, Class BY.....................................      3.00%        06/25/47            511,967
                  Government National Mortgage Association
         111,574     Series 1999-30, Class S, IO,
                        1 Mo. LIBOR x -1 + 8.60% (d)..............................      6.70%        08/16/29              1,427
         223,253     Series 2000-9, Class FH, 1 Mo. LIBOR + 0.50% (a).............      2.40%        02/16/30            224,066
         714,839     Series 2001-22, Class SE, IO,
                        1 Mo. LIBOR x -1 + 8.15%, 0.65% Cap (d)...................      0.65%        05/16/31             14,113
         167,420     Series 2001-51, Class FA, 1 Mo. LIBOR + 0.50% (a)............      2.40%        10/16/31            168,432
          47,768     Series 2001-60, Class PZ.....................................      6.00%        12/20/31             47,976
         161,967     Series 2001-65, Class SH, IO,
                        1 Mo. LIBOR x -1 + 7.60% (d)..............................      5.70%        12/16/31             26,088
         365,249     Series 2002-7, Class ST, IO,
                        1 Mo. LIBOR x -1 + 7.50% (d)..............................      5.60%        08/17/27             47,141
         880,283     Series 2002-11, Class SQ, IO,
                        1 Mo. LIBOR x -1 + 8.00%, 1.00% Cap (d)...................      1.00%        02/20/32             34,816
         345,831     Series 2002-20, Class LS, IO,
                        1 Mo. LIBOR x -1 + 7.95%, 1.20% Cap (d)...................      1.20%        03/20/32             16,117
          72,205     Series 2002-20, Class PM.....................................      4.50%        03/20/32             75,715
         112,352     Series 2002-24, Class AG, IO,
                        1 Mo. LIBOR x -1 + 7.95% (d)..............................      6.05%        04/16/32             15,987
         337,192     Series 2002-45, Class SV, IO,
                        1 Mo. LIBOR x -1 + 8.10% (d)..............................      6.20%        06/16/32             52,472
         150,201     Series 2002-72, Class ZB.....................................      6.00%        10/20/32            161,269
         483,344     Series 2002-75, Class PJ.....................................      5.50%        11/20/32            517,421
         398,567     Series 2003-4, Class MZ......................................      5.50%        01/20/33            428,095
         725,215     Series 2003-11, Class SM, IO,
                        1 Mo. LIBOR x -1 + 7.70% (d)..............................      5.80%        02/16/33            115,360
         698,413     Series 2003-18, Class PG.....................................      5.50%        03/20/33            765,222
       1,182,099     Series 2003-35, Class TZ.....................................      5.75%        04/16/33          1,299,110
         370,243     Series 2003-42, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)..............................      4.70%        07/16/31             46,350
       1,514,643     Series 2003-42, Class SH, IO,
                        1 Mo. LIBOR x -1 + 6.55% (d)..............................      4.65%        05/20/33            217,375
         101,095     Series 2003-62, Class MZ.....................................      5.50%        07/20/33            117,661
         453,918     Series 2003-84, Class Z......................................      5.50%        10/20/33            486,874
          93,716     Series 2004-37, Class B......................................      6.00%        04/17/34            104,059
         102,986     Series 2004-49, Class MZ.....................................      6.00%        06/20/34            117,507
          96,252     Series 2004-68, Class ZC.....................................      6.00%        08/20/34            104,888


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        124,667     Series 2004-71, Class ST,
                        1 Mo. LIBOR x -6.25 + 44.50%, 7.00% Cap (d)...............      7.00%        09/20/34    $       132,206
         189,955     Series 2004-83, Class AK,
                        1 Mo. LIBOR x -3.00 + 16.49% (d)..........................     10.80%        10/16/34            211,151
         990,654     Series 2004-88, Class SM, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        10/16/34            108,030
          76,058     Series 2004-92, Class AK,
                        1 Mo. LIBOR x -3 + 16.50% (d).............................     10.81%        11/16/34             86,758
       1,347,410     Series 2004-92, Class BZ.....................................      5.50%        11/16/34          1,488,933
         194,504     Series 2004-105, Class JZ....................................      5.00%        12/20/34            213,324
          47,049     Series 2004-105, Class KA....................................      5.00%        12/16/34             49,861
         151,636     Series 2004-109, Class BC....................................      5.00%        11/20/33            155,502
         193,697     Series 2005-3, Class JZ......................................      5.00%        01/16/35            188,658
         193,697     Series 2005-3, Class KZ......................................      5.00%        01/16/35            204,817
          33,752     Series 2005-7, Class AJ,
                        1 Mo. LIBOR x -4 + 22.00% (d).............................     14.41%        02/16/35             38,573
         374,478     Series 2005-7, Class KA,
                        1 Mo. LIBOR x -2.81 + 18.95% (d)..........................     13.62%        12/17/34            406,544
         758,491     Series 2005-7, Class MA,
                        1 Mo. LIBOR x -2.81 + 18.95% (d)..........................     13.62%        12/17/34            846,924
         129,955     Series 2005-33, Class AY.....................................      5.50%        04/16/35            143,298
          78,085     Series 2005-41, Class PA.....................................      4.00%        05/20/35             79,286
         638,088     Series 2005-44, Class IO, IO.................................      5.50%        07/20/35            138,560
         516,276     Series 2005-93, Class PO, PO.................................       (b)         06/20/35            454,266
         127,109     Series 2006-17, Class TW.....................................      6.00%        04/20/36            140,656
         500,000     Series 2006-38, Class OH.....................................      6.50%        08/20/36            576,496
         155,553     Series 2006-61, Class ZA.....................................      5.00%        11/20/36            166,022
         351,863     Series 2007-16, Class OZ.....................................      6.00%        04/20/37            405,162
         289,558     Series 2007-27, Class SD, IO,
                        1 Mo. LIBOR x -1 + 6.20% (d)..............................      4.30%        05/20/37             31,050
         237,177     Series 2007-41, Class OL, PO.................................       (b)         07/20/37            207,145
         264,038     Series 2007-42, Class SB, IO,
                        1 Mo. LIBOR x -1 + 6.75% (d)..............................      4.85%        07/20/37             32,617
         123,749     Series 2007-68, Class NA.....................................      5.00%        11/20/37            131,165
         890,608     Series 2007-71, Class ZD.....................................      6.00%        11/20/37            969,964
         141,777     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............      2.25%        12/20/37            141,389
         325,913     Series 2008-6, Class CK......................................      4.25%        10/20/37            328,916
         205,224     Series 2008-16, Class PO, PO.................................       (b)         02/20/38            176,408
          26,552     Series 2008-20, Class PO, PO.................................       (b)         09/20/37             25,047
          70,442     Series 2008-29, Class PO, PO.................................       (b)         02/17/33             67,127
         178,815     Series 2008-33, Class XS, IO,
                        1 Mo. LIBOR x -1 + 7.70% (d)..............................      5.80%        04/16/38             27,383
         209,715     Series 2008-47, Class MI, IO.................................      6.00%        10/16/37              7,017
         140,126     Series 2008-50, Class NA.....................................      5.50%        03/16/37            142,284
         165,000     Series 2008-54, Class PE.....................................      5.00%        06/20/38            181,714
         962,429     Series 2008-71, Class JI, IO.................................      6.00%        04/20/38            227,372
          69,592     Series 2009-10, Class JA.....................................      4.50%        03/16/34             69,664
         270,032     Series 2009-10, Class PA.....................................      4.50%        12/20/38            277,230
         652,768     Series 2009-14, Class KF, 1 Mo. LIBOR + 0.70% (a)............      2.60%        03/20/39            664,072
         261,107     Series 2009-14, Class KI, IO.................................      6.50%        03/20/39             57,763
          85,676     Series 2009-14, Class KS, IO,
                        1 Mo. LIBOR x -1 + 6.30% (d)..............................      4.40%        03/20/39              9,384


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        206,900     Series 2009-25, Class SE, IO,
                        1 Mo. LIBOR x -1 + 7.60% (d)..............................      5.70%        09/20/38    $        30,507
       2,078,430     Series 2009-29, Class PC.....................................      7.00%        05/20/39          2,615,228
         326,514     Series 2009-32, Class SZ.....................................      5.50%        05/16/39            374,954
         841,087     Series 2009-42, Class BI, IO.................................      6.00%        06/20/39            170,706
         215,296     Series 2009-53, Class AB.....................................      4.50%        10/16/38            218,717
          67,539     Series 2009-57, Class KA.....................................      4.50%        05/20/39             68,613
       2,300,426     Series 2009-57, Class VB.....................................      5.00%        06/16/39          2,456,391
       1,106,070     Series 2009-61, Class OW, PO.................................       (b)         11/16/35            942,666
         202,413     Series 2009-61, Class PZ.....................................      7.50%        08/20/39            280,636
          77,637     Series 2009-65, Class GL.....................................      4.50%        05/20/38             78,277
         839,925     Series 2009-69, Class ZB.....................................      6.00%        08/20/39            980,870
       1,398,846     Series 2009-72, Class SM, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)..............................      4.35%        08/16/39            172,677
         455,000     Series 2009-75, Class JN.....................................      5.50%        09/16/39            515,414
         228,781     Series 2009-76, Class PC.....................................      4.00%        03/16/39            232,131
         490,090     Series 2009-78, Class KZ.....................................      5.50%        09/16/39            600,608
         281,297     Series 2009-79, Class OK, PO.................................       (b)         11/16/37            248,955
         115,315     Series 2009-81, Class TZ.....................................      5.50%        09/20/39            135,486
       2,101,445     Series 2009-87, Class EI, IO.................................      5.50%        08/20/39            371,347
         336,481     Series 2009-93, Class WG.....................................      4.00%        09/20/38            340,427
          39,000     Series 2009-94, Class AL.....................................      5.00%        10/20/39             42,629
         193,617     Series 2009-106, Class DZ....................................      5.50%        11/20/39            226,286
          39,675     Series 2009-106, Class WZ....................................      5.50%        11/16/39             47,632
         885,657     Series 2009-116, Class MS, IO,
                        1 Mo. LIBOR x -1 + 6.50% (d)..............................      4.60%        11/16/38             37,218
          22,333     Series 2009-118, Class KP....................................      4.50%        05/20/38             22,787
         732,000     Series 2009-126, Class LB....................................      5.00%        12/20/39            801,194
          23,981     Series 2010-2, Class QM......................................      4.50%        10/20/37             23,994
          52,000     Series 2010-4, Class WA......................................      3.00%        01/16/40             51,149
         398,962     Series 2010-7, Class BC......................................      4.00%        09/16/24            404,680
         275,051     Series 2010-11, Class HE.....................................      4.00%        04/20/39            278,573
          48,555     Series 2010-14, Class AO, PO.................................       (b)         12/20/32             46,777
       2,495,387     Series 2010-14, Class BV, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)..............................      4.35%        02/16/40            335,593
         104,774     Series 2010-29, Class CB.....................................      5.00%        12/20/38            105,942
       1,383,070     Series 2010-42, Class CO, PO.................................       (b)         06/16/39          1,278,169
          49,838     Series 2010-44, Class BE.....................................      3.00%        04/20/38             49,926
       2,514,737     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)............      2.70%        03/20/35          2,579,240
         701,660     Series 2010-59, Class ZD.....................................      6.50%        05/20/40            928,253
             396     Series 2010-85, Class EA.....................................      4.00%        12/16/24                396
       2,761,004     Series 2010-85, Class SL, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)..............................      4.70%        07/20/37            374,944
          77,000     Series 2010-116, Class BM....................................      4.50%        09/16/40             83,277
       1,394,148     Series 2010-116, Class JB....................................      5.00%        06/16/40          1,504,857
         934,532     Series 2010-129, Class PQ....................................      3.00%        04/20/39            936,158
         194,743     Series 2010-138, Class PD....................................      3.50%        08/20/38            195,926
       1,391,545     Series 2010-157, Class OP, PO................................       (b)         12/20/40          1,138,378
         192,386     Series 2010-162, Class PQ....................................      4.50%        06/16/39            196,403
         668,409     Series 2010-166, Class DI, IO................................      4.50%        02/20/39             81,280
         110,559     Series 2011-4, Class PZ......................................      5.00%        01/20/41            118,658


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      3,564,621     Series 2011-19, Class MI, IO.................................      5.00%        06/16/40    $       374,545
         128,563     Series 2011-21, Class QE.....................................      4.75%        05/20/38            129,659
         771,202     Series 2011-35, Class BP.....................................      4.50%        03/16/41            832,584
         710,169     Series 2011-48, Class LI, IO.................................      5.50%        01/16/41            127,413
         425,411     Series 2011-50, Class PZ.....................................      5.00%        04/20/41            468,893
          20,598     Series 2011-59, Class JA.....................................      4.00%        11/20/38             20,634
         201,345     Series 2011-63, Class BI, IO.................................      6.00%        02/20/38             33,122
         620,652     Series 2011-69, Class HC.....................................      2.25%        05/20/38            618,131
       1,414,757     Series 2011-71, Class ZC.....................................      5.50%        07/16/34          1,535,250
       4,252,975     Series 2011-81, Class IC, IO,
                        1 Mo. LIBOR x -1 + 6.72%, 0.62% Cap (d)...................      0.62%        07/20/35             80,283
       1,992,030     Series 2011-112, Class IP, IO................................      0.50%        08/16/26             16,721
         239,265     Series 2011-129, Class CL....................................      5.00%        03/20/41            253,254
          84,322     Series 2011-137, Class WA (e)................................      5.55%        07/20/40             91,725
         464,191     Series 2011-146, Class EI, IO................................      5.00%        11/16/41            109,661
         112,637     Series 2011-151, Class TB, IO,
                        1 Mo. LIBOR x -70 + 465.50%, 3.50% Cap (d)................      3.50%        04/20/41             16,444
       4,049,702     Series 2012-10, Class LI, IO.................................      3.50%        07/20/40            477,405
         306,540     Series 2012-16, Class AG.....................................      2.50%        10/20/38            302,909
       5,723,869     Series 2012-18, Class IA, IO,
                        1 Mo. LIBOR x -1 + 6.68%, 0.58% Cap (d)...................      0.58%        07/20/39            101,596
         251,623     Series 2012-108, Class KB....................................      2.75%        09/16/42            217,376
       1,206,727     Series 2012-140, Class JI, IO................................      3.50%        01/20/41            152,457
       8,878,776     Series 2012-143, Class IB, IO................................      3.50%        12/20/39            709,349
         200,222     Series 2013-5, Class IA, IO..................................      3.50%        10/16/42             26,140
         446,199     Series 2013-20, Class KI, IO.................................      5.00%        01/20/43             94,940
       2,223,000     Series 2013-20, Class QM.....................................      2.63%        02/16/43          1,914,504
       4,158,020     Series 2013-53, Class OI, IO.................................      3.50%        04/20/43            627,403
         221,451     Series 2013-69, Class AI, IO.................................      3.50%        05/20/43             39,756
         584,013     Series 2013-69, Class PI, IO.................................      5.00%        05/20/43             92,852
         953,680     Series 2013-70, Class PM.....................................      2.50%        05/20/43            799,072
       2,466,011     Series 2013-130, Class WS, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        09/20/43            330,464
         688,000     Series 2013-183, Class PB....................................      4.50%        12/20/43            697,386
         102,153     Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)...........      2.35%        03/20/43            102,686
      18,756,868     Series 2014-44, Class ID, IO (c) (e).........................      0.35%        03/16/44            246,927
          89,504     Series 2014-91, Class JI, IO.................................      4.50%        01/20/40             16,257
         843,401     Series 2014-94, Class Z......................................      4.50%        01/20/44            899,594
         368,415     Series 2014-99, Class HI, IO.................................      4.50%        06/20/44             67,432
         432,661     Series 2015-3, Class ZD......................................      4.00%        01/20/45            448,076
          94,896     Series 2015-95, Class IK, IO (e).............................      1.14%        05/16/37              4,125
         935,288     Series 2015-100, Class AI, IO................................      3.50%        03/20/39             72,398
         295,036     Series 2015-137, Class WA (c) (e)............................      5.49%        01/20/38            319,938
       1,439,002     Series 2015-138, Class MI, IO................................      4.50%        08/20/44            216,699
         455,489     Series 2015-151, Class KW (e)................................      5.98%        04/20/34            480,674
         170,732     Series 2016-16, Class KZ.....................................      3.00%        02/16/46            144,650
       1,760,370     Series 2016-75, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)..............................      4.10%        05/20/40            209,154
       6,489,769     Series 2016-89, Class HI, IO.................................      3.50%        07/20/46          1,103,825
         859,536     Series 2016-99, Class JA (e).................................      5.52%        11/20/45            931,009


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        880,842     Series 2016-109, Class ZM....................................      3.50%        08/20/36    $       851,148
       1,847,961     Series 2016-118, Class GI, IO................................      4.50%        02/16/40            368,224
          89,567     Series 2016-120, Class AS, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)..............................      4.20%        09/20/46             20,209
         464,000     Series 2016-141, Class PC....................................      5.00%        10/20/46            524,027
         287,640     Series 2016-145, Class LZ....................................      3.00%        10/20/46            238,266
         303,000     Series 2016-160, Class LE....................................      2.50%        11/20/46            234,684
         565,675     Series 2016-167, Class KI, IO................................      6.00%        12/16/46            122,616
         784,451     Series 2017-17, Class KZ.....................................      4.50%        02/20/47            839,771
      27,691,215     Series 2017-57, Class IO, IO.................................      5.00%        04/20/47          4,816,972
      11,262,413     Series 2017-186, Class TI, IO,
                        1 Mo. LIBOR x -1 + 6.50%, 0.50% Cap (d)...................      0.50%        05/20/40            213,765
         817,854     Series 2018-44, Class Z......................................      2.50%        09/20/47            611,574
                     Vendee Mortgage Trust
          71,784     Series 2010-1, Class DA......................................      4.25%        02/15/35             72,876
                                                                                                                 ---------------
                                                                                                                     321,271,198
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.7%
                  Fannie Mae - Aces
          50,000     Series 2013-M6, Class 1AC (c)................................      3.86%        02/25/43             48,847
                  Government National Mortgage Association
         697,868     Series 2013-32, Class A......................................      1.90%        06/16/36            691,698
         532,000     Series 2013-57, Class D (e)..................................      2.35%        06/16/46            447,586
         100,000     Series 2013-74, Class AG (c).................................      2.81%        12/16/53             83,381
          26,331     Series 2013-194, Class AE (e)................................      2.75%        11/16/44             25,435
       6,470,486     Series 2015-125, Class VA (e)................................      2.70%        05/16/35          6,278,620
       5,014,257     Series 2016-110, Class VA....................................      2.10%        01/16/38          4,504,968
       9,730,407     Series 2017-131, Class AG (e)................................      2.50%        12/16/58          9,199,774
                                                                                                                 ---------------
                                                                                                                      21,280,309
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 50.2%
                  Federal Home Loan Mortgage Corporation
      27,945,505     Pool 840359, 12 Mo. LIBOR + 1.63% (a)........................      2.79%        06/01/46         28,725,473
         201,700     Pool A19763..................................................      5.00%        04/01/34            217,777
          89,626     Pool A47333..................................................      5.00%        10/01/35             96,263
         799,156     Pool A47828..................................................      3.50%        08/01/35            801,668
         440,519     Pool A47829..................................................      4.00%        08/01/35            450,895
         497,832     Pool A47937..................................................      5.50%        08/01/35            546,167
         148,234     Pool A48972..................................................      5.50%        05/01/36            161,162
         138,188     Pool A54675..................................................      5.50%        01/01/36            152,106
         341,515     Pool A65324..................................................      5.50%        09/01/37            375,104
         112,372     Pool A86143..................................................      5.00%        05/01/39            120,658
          39,334     Pool A90319..................................................      5.00%        12/01/39             42,325
         594,288     Pool A92197..................................................      5.00%        05/01/40            639,473
          15,305     Pool A93093..................................................      4.50%        07/01/40             16,118
          20,913     Pool A93891..................................................      4.00%        09/01/40             21,523
          31,707     Pool A94729..................................................      4.00%        11/01/40             32,634
         121,168     Pool A94843..................................................      4.00%        11/01/40            124,713
         501,410     Pool A95441..................................................      4.00%        12/01/40            515,615
          44,822     Pool A95653..................................................      4.00%        12/01/40             46,133
          72,709     Pool A95728..................................................      4.00%        12/01/40             74,836


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         94,918     Pool A96380..................................................      4.00%        01/01/41    $        97,607
         282,805     Pool A97294..................................................      4.00%        02/01/41            290,817
           7,769     Pool C01310..................................................      6.50%        03/01/32              8,758
          53,849     Pool C01444..................................................      6.00%        01/01/33             60,073
          25,014     Pool C01574..................................................      5.00%        06/01/33             26,734
         133,909     Pool C01848..................................................      6.00%        06/01/34            149,393
          27,899     Pool C03458..................................................      5.00%        02/01/40             29,916
          82,248     Pool C03949..................................................      3.50%        05/01/42             82,373
         123,239     Pool C04269..................................................      3.00%        10/01/42            120,021
         489,861     Pool C91167..................................................      5.00%        04/01/28            519,314
         318,575     Pool C91353..................................................      3.50%        01/01/31            319,251
         440,292     Pool C91366..................................................      4.50%        04/01/31            460,500
          54,041     Pool C91482..................................................      3.50%        07/01/32             54,756
           3,094     Pool E01377..................................................      4.50%        05/01/18              3,115
          14,244     Pool E01401..................................................      4.00%        06/01/18             14,627
          58,477     Pool E02883..................................................      4.00%        04/01/26             60,197
          14,526     Pool E99030..................................................      4.50%        09/01/18             14,637
           7,147     Pool G01443..................................................      6.50%        08/01/32              8,056
          93,747     Pool G01737..................................................      5.00%        12/01/34            100,453
          17,218     Pool G01829..................................................      6.00%        03/01/35             19,209
          51,802     Pool G01840..................................................      5.00%        07/01/35             55,497
         601,504     Pool G02017..................................................      5.00%        12/01/35            650,062
         119,223     Pool G03072..................................................      5.00%        11/01/36            127,828
          40,231     Pool G03941..................................................      6.00%        02/01/38             44,583
          32,671     Pool G04452..................................................      6.00%        07/01/38             36,479
         561,684     Pool G04593..................................................      5.50%        01/01/37            615,847
          57,991     Pool G04632..................................................      5.00%        11/01/36             62,143
         271,180     Pool G04814..................................................      5.50%        10/01/38            296,512
          59,306     Pool G04913..................................................      5.00%        03/01/38             63,562
          55,895     Pool G05173..................................................      4.50%        11/01/31             58,262
         926,322     Pool G05275..................................................      5.50%        02/01/39          1,010,916
         171,969     Pool G05449..................................................      4.50%        05/01/39            180,814
         628,256     Pool G05792..................................................      4.50%        02/01/40            661,632
         507,169     Pool G05927..................................................      4.50%        07/01/40            535,227
          16,031     Pool G05938..................................................      5.00%        01/01/36             17,123
          40,185     Pool G06252..................................................      4.00%        02/01/41             41,323
         765,446     Pool G06359..................................................      4.00%        02/01/41            787,128
         121,489     Pool G06501..................................................      4.00%        04/01/41            124,930
         129,429     Pool G06583..................................................      5.00%        06/01/41            140,219
         236,555     Pool G06687..................................................      5.00%        07/01/41            255,317
         121,184     Pool G06739..................................................      4.50%        09/01/41            127,335
         434,633     Pool G07025..................................................      5.00%        02/01/42            465,749
       1,080,496     Pool G07100..................................................      5.50%        07/01/40          1,192,252
          20,613     Pool G07219..................................................      5.00%        10/01/41             22,108
         123,519     Pool G07266..................................................      4.00%        12/01/42            127,017
         791,603     Pool G07329..................................................      4.00%        01/01/43            813,781
         118,092     Pool G07505..................................................      7.00%        02/01/39            132,537
         128,820     Pool G07613..................................................      6.00%        04/01/39            145,637
         840,176     Pool G07683..................................................      4.00%        03/01/44            864,069
         498,101     Pool G07806..................................................      5.00%        06/01/41            534,057
           4,831     Pool G08113..................................................      6.50%        02/01/36              5,431


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         59,635     Pool G11713..................................................      5.50%        06/01/20    $        60,573
          65,726     Pool G11769..................................................      5.00%        10/01/20             66,907
         104,369     Pool G11833..................................................      5.00%        11/01/20            107,000
           9,181     Pool G11880..................................................      5.00%        12/01/20              9,427
         160,607     Pool G12312..................................................      6.00%        09/01/21            166,011
         129,041     Pool G12797..................................................      6.50%        02/01/22            134,015
         212,559     Pool G12959..................................................      6.50%        10/01/22            223,458
           8,678     Pool G12978..................................................      5.50%        12/01/22              8,994
          33,284     Pool G13044..................................................      4.50%        06/01/21             33,597
          19,071     Pool G13581..................................................      5.50%        11/01/21             19,304
          84,428     Pool G13623..................................................      4.50%        08/01/24             87,521
         127,226     Pool G13625..................................................      5.50%        01/01/24            132,208
         177,770     Pool G13733..................................................      5.00%        11/01/24            187,402
         112,439     Pool G14088..................................................      4.00%        02/01/26            115,740
         325,033     Pool G14106..................................................      6.00%        10/01/24            333,027
          77,267     Pool G14167..................................................      5.50%        07/01/23             80,613
         337,013     Pool G14233..................................................      6.00%        01/01/24            345,392
       1,462,732     Pool G14348..................................................      4.00%        10/01/26          1,518,311
          71,649     Pool G14376..................................................      4.00%        09/01/25             73,578
         104,803     Pool G14676..................................................      4.50%        09/01/26            107,151
          53,760     Pool G14791..................................................      6.00%        05/01/21             54,195
         815,164     Pool G14995..................................................      5.50%        12/01/24            840,900
         620,793     Pool G15019..................................................      4.50%        07/01/26            627,080
          79,526     Pool G15039..................................................      4.50%        09/01/26             82,440
          92,089     Pool G15725..................................................      4.50%        09/01/26             95,294
         120,197     Pool G15821..................................................      5.00%        07/01/25            122,248
         364,519     Pool G15949..................................................      4.00%        01/01/29            375,190
         639,755     Pool G15957..................................................      5.50%        12/01/24            658,934
          55,542     Pool G18100..................................................      5.00%        02/01/21             56,589
         654,168     Pool G18264..................................................      5.00%        07/01/23            680,016
         491,457     Pool G18287..................................................      5.50%        12/01/23            514,100
         187,104     Pool G18306..................................................      4.50%        04/01/24            193,946
          22,148     Pool G60020..................................................      4.50%        12/01/43             23,221
       1,160,503     Pool G60114..................................................      5.50%        06/01/41          1,271,998
       1,625,103     Pool G60168..................................................      4.50%        07/01/45          1,706,577
         517,678     Pool G60194..................................................      3.50%        08/01/45            516,537
         132,721     Pool G60366..................................................      6.00%        10/01/39            148,916
         538,492     Pool G60737..................................................      4.50%        08/01/42            567,025
       1,587,964     Pool G60762..................................................      5.00%        07/01/41          1,701,914
         419,452     Pool G60806..................................................      5.00%        12/01/44            450,809
         582,785     Pool G60808..................................................      3.00%        10/01/46            563,012
      10,199,631     Pool G60921..................................................      4.50%        02/01/47         10,686,024
      12,740,938     Pool G60940..................................................      4.00%        09/01/46         13,039,891
          30,459     Pool H09034..................................................      5.50%        05/01/37             31,958
           9,511     Pool J03523..................................................      5.00%        09/01/21              9,606
          84,491     Pool J05364..................................................      6.00%        08/01/22             86,647
         500,760     Pool J09465..................................................      4.00%        04/01/24            515,125
         188,175     Pool J09504..................................................      4.00%        04/01/24            193,586
          69,076     Pool J09798..................................................      4.00%        05/01/24             70,935
         119,045     Pool J10623..................................................      4.00%        09/01/24            123,304
       1,202,957     Pool J10827..................................................      4.50%        10/01/24          1,247,010


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        362,346     Pool N70075..................................................      5.00%        01/01/35    $       380,495
         662,480     Pool N70081..................................................      5.50%        07/01/38            724,549
         107,755     Pool O20138..................................................      5.00%        11/01/30            115,025
       1,327,176     Pool Q00841..................................................      4.50%        05/01/41          1,397,699
         167,989     Pool Q03139..................................................      4.00%        09/01/41            172,749
          62,022     Pool Q04031..................................................      4.00%        10/01/41             63,904
          43,180     Pool Q04905..................................................      4.00%        12/01/41             44,490
          94,059     Pool Q05035..................................................      4.00%        12/01/41             96,724
          77,573     Pool Q05173..................................................      4.00%        12/01/41             79,926
          57,304     Pool Q05181..................................................      4.00%        12/01/41             59,042
          39,972     Pool Q05445..................................................      4.00%        01/01/42             41,184
         160,420     Pool Q07189..................................................      4.00%        04/01/42            164,965
          55,122     Pool Q07479..................................................      3.50%        04/01/42             55,205
         178,236     Pool Q11791..................................................      3.50%        10/01/42            178,505
         112,888     Pool Q11836..................................................      3.50%        10/01/42            113,058
         832,652     Pool Q14034..................................................      3.50%        12/01/42            833,911
       3,774,579     Pool Q43309..................................................      4.00%        09/01/46          3,864,651
       7,865,237     Pool Q45763..................................................      4.00%        01/01/47          8,052,969
       6,382,302     Pool Q50564..................................................      4.50%        09/01/47          6,652,489
      16,282,162     Pool Q53219..................................................      4.50%        12/01/47         17,129,696
       9,370,035     Pool Q53875..................................................      4.00%        01/01/48          9,592,840
       1,263,328     Pool Q54651..................................................      4.50%        03/01/48          1,344,120
       2,229,795     Pool Q55037..................................................      4.50%        04/01/48          2,372,393
      21,880,966     Pool Q55152..................................................      4.50%        04/01/48         22,956,659
         780,356     Pool U50165..................................................      4.00%        05/01/32            813,544
       1,789,766     Pool U59020..................................................      4.00%        06/01/35          1,866,246
       3,444,378     Pool U64762..................................................      4.50%        10/01/45          3,640,012
       6,148,098     Pool U79023..................................................      3.50%        10/01/28          6,238,224
          79,320     Pool U80068..................................................      3.50%        10/01/32             80,000
         165,119     Pool U80212..................................................      3.50%        02/01/33            166,535
         190,307     Pool U90245..................................................      3.50%        10/01/42            190,123
         113,294     Pool U90291..................................................      4.00%        10/01/42            116,563
       1,005,230     Pool U90316..................................................      4.00%        10/01/42          1,034,349
         948,456     Pool U90490..................................................      4.00%        06/01/42            975,820
       2,187,951     Pool U90690..................................................      3.50%        06/01/42          2,185,846
          27,557     Pool U90932..................................................      3.00%        02/01/43             26,765
         287,291     Pool U90975..................................................      4.00%        06/01/42            295,576
         682,722     Pool U91254..................................................      4.00%        04/01/43            702,404
       2,372,079     Pool U91619..................................................      4.00%        06/01/43          2,440,706
          70,469     Pool U92272..................................................      4.50%        12/01/43             74,346
         969,468     Pool U92432..................................................      4.00%        02/01/44            997,627
          66,505     Pool U95137..................................................      4.00%        08/01/43             68,409
         258,139     Pool U99045..................................................      3.50%        03/01/43            257,890
         285,183     Pool U99084..................................................      4.50%        02/01/44            300,818
         141,777     Pool U99091..................................................      4.50%        03/01/44            149,495
         199,301     Pool U99096..................................................      4.50%        05/01/44            210,250
       4,036,713     Pool U99134..................................................      4.00%        01/01/46          4,153,088
         881,889     Pool V80910..................................................      4.00%        12/01/43            904,671
                  Federal National Mortgage Association
          86,140     Pool 190371..................................................      6.50%        07/01/36             96,058
          40,340     Pool 254636..................................................      5.00%        02/01/33             43,340


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         57,950     Pool 255190..................................................      5.50%        05/01/34    $        63,486
          48,415     Pool 255984..................................................      4.50%        11/01/25             50,499
         276,257     Pool 256181..................................................      5.50%        03/01/36            292,031
         215,348     Pool 256576..................................................      5.50%        01/01/37            224,209
          67,012     Pool 256808..................................................      5.50%        07/01/37             69,399
         219,071     Pool 256936..................................................      6.00%        10/01/37            226,529
           5,968     Pool 257245..................................................      5.00%        06/01/18              6,057
          34,394     Pool 545759..................................................      6.50%        07/01/32             38,349
          17,694     Pool 555528..................................................      6.00%        04/01/33             19,753
          27,577     Pool 555851..................................................      6.50%        01/01/33             30,749
         122,569     Pool 633673..................................................      6.00%        06/01/32            135,746
         508,260     Pool 654686..................................................      6.00%        11/01/32            567,972
           2,262     Pool 665172..................................................      4.50%        06/01/18              2,278
         411,199     Pool 683246..................................................      5.50%        02/01/33            458,818
           5,052     Pool 722410..................................................      4.50%        07/01/18              5,092
         376,860     Pool 725014..................................................      5.50%        12/01/33            415,791
          43,076     Pool 725228..................................................      6.00%        03/01/34             48,097
          64,038     Pool 725690..................................................      6.00%        08/01/34             71,505
          28,325     Pool 725704..................................................      6.00%        08/01/34             31,605
         579,147     Pool 734922..................................................      4.50%        09/01/33            610,089
         800,280     Pool 735415..................................................      6.50%        12/01/32            893,604
         266,281     Pool 735503..................................................      6.00%        04/01/35            297,287
           7,696     Pool 745875..................................................      6.50%        09/01/36              8,621
          96,211     Pool 747097..................................................      6.00%        10/01/29            102,295
         741,766     Pool 758670..................................................      6.00%        09/01/34            834,868
          30,595     Pool 780962..................................................      4.50%        05/01/19             30,835
         693,728     Pool 788149..................................................      5.50%        05/01/33            762,509
         391,931     Pool 812741..................................................      5.50%        02/01/35            426,616
         598,835     Pool 827948..................................................      5.50%        05/01/35            650,884
          28,637     Pool 831663..................................................      6.00%        08/01/36             31,870
         114,588     Pool 831811..................................................      6.00%        09/01/36            127,924
         704,782     Pool 850000..................................................      5.50%        01/01/36            770,609
          96,677     Pool 871039..................................................      5.50%        02/01/37            100,698
         282,244     Pool 888001..................................................      5.50%        10/01/36            315,548
         217,147     Pool 888163..................................................      7.00%        12/01/33            245,258
          74,986     Pool 888435..................................................      5.50%        06/01/22             77,646
         789,339     Pool 889610..................................................      5.50%        06/01/38            860,603
         540,979     Pool 889834..................................................      5.00%        12/01/35            584,882
          28,073     Pool 890149..................................................      6.50%        10/01/38             31,300
          79,900     Pool 890231..................................................      5.00%        07/01/25             83,467
         322,999     Pool 890314..................................................      5.50%        12/01/22            331,630
          44,347     Pool 890378..................................................      6.00%        05/01/24             46,385
       1,636,093     Pool 890556..................................................      4.50%        10/01/43          1,734,303
       1,038,323     Pool 890561..................................................      4.50%        01/01/27          1,064,220
          93,927     Pool 890588..................................................      4.50%        09/01/41             98,900
       1,432,994     Pool 890736..................................................      5.00%        07/01/30          1,530,557
         310,588     Pool 905917..................................................      5.50%        01/01/37            346,457
          99,901     Pool 912926..................................................      6.00%        07/01/37            113,628
          25,977     Pool 916916..................................................      6.00%        05/01/37             29,019
         135,527     Pool 922386..................................................      5.50%        01/01/37            139,590
          22,459     Pool 930562..................................................      5.00%        02/01/39             24,361


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$          1,318     Pool 931150..................................................      5.00%        05/01/39    $         1,415
         234,700     Pool 931565..................................................      5.00%        07/01/39            252,392
         236,288     Pool 931808..................................................      5.50%        08/01/39            258,004
         208,717     Pool 953115..................................................      5.50%        11/01/38            225,832
         281,727     Pool 962556..................................................      5.00%        04/01/23            294,081
         102,067     Pool 973561..................................................      5.00%        03/01/23            106,521
          99,351     Pool 976871..................................................      6.50%        08/01/36            110,778
          55,901     Pool 995002..................................................      5.00%        07/01/37             60,082
          30,054     Pool 995097..................................................      6.50%        10/01/37             33,557
         169,306     Pool 995149..................................................      6.50%        10/01/38            188,858
          75,032     Pool 995228..................................................      6.50%        11/01/38             83,663
         431,620     Pool 995252..................................................      5.00%        12/01/23            447,578
         135,450     Pool 995259..................................................      6.50%        11/01/23            143,130
          40,618     Pool AA0916..................................................      5.00%        08/01/37             43,599
           8,998     Pool AA1740..................................................      5.00%        01/01/39              9,656
           1,862     Pool AA3267..................................................      5.00%        02/01/39              1,997
         160,292     Pool AA3303..................................................      5.50%        06/01/38            171,593
         316,686     Pool AB0460..................................................      5.50%        02/01/37            338,160
         385,275     Pool AB0731..................................................      4.00%        06/01/39            395,492
          39,891     Pool AB1576..................................................      4.00%        10/01/20             40,945
         846,494     Pool AB1801..................................................      4.00%        11/01/40            869,093
         104,357     Pool AB1953..................................................      4.00%        12/01/40            107,200
          79,836     Pool AB2092..................................................      4.00%        01/01/41             81,967
          92,070     Pool AB2133..................................................      4.00%        01/01/26             95,537
         259,438     Pool AB2265..................................................      4.00%        02/01/41            266,903
         186,178     Pool AB2275..................................................      4.50%        02/01/41            196,069
          39,665     Pool AB2467..................................................      4.50%        03/01/41             41,868
       1,751,923     Pool AB2506..................................................      5.00%        03/01/41          1,888,025
       2,678,174     Pool AB2959..................................................      4.50%        07/01/40          2,793,714
          92,049     Pool AB3284..................................................      5.00%        07/01/41             98,900
         160,115     Pool AB4937..................................................      3.50%        04/01/42            160,211
         178,218     Pool AB5174..................................................      3.50%        05/01/42            178,325
       1,082,090     Pool AB5500..................................................      3.50%        07/01/42          1,082,739
         184,061     Pool AB5919..................................................      3.00%        08/01/42            179,382
         124,361     Pool AB6632..................................................      3.50%        10/01/42            124,359
         374,104     Pool AB6671..................................................      3.00%        10/01/42            364,446
         446,172     Pool AB7765..................................................      3.00%        02/01/43            434,499
         323,980     Pool AB7859..................................................      3.50%        02/01/43            323,840
         236,655     Pool AB8143..................................................      5.00%        01/01/38            254,055
       1,796,886     Pool AB8289..................................................      4.50%        04/01/42          1,884,639
         664,474     Pool AB8676..................................................      3.50%        05/01/42            655,282
       3,191,787     Pool AB9196..................................................      3.50%        05/01/43          3,187,791
          51,395     Pool AB9382..................................................      4.00%        05/01/43             52,767
       1,241,920     Pool AB9551..................................................      3.00%        06/01/43          1,208,584
         597,582     Pool AB9615..................................................      4.00%        06/01/33            615,695
          74,585     Pool AB9683..................................................      4.00%        06/01/43             76,563
          96,539     Pool AB9959..................................................      4.00%        07/01/43             99,051
         135,240     Pool AC1232..................................................      5.00%        07/01/24            141,272
       1,180,642     Pool AC2946..................................................      5.00%        09/01/39          1,268,855
         142,924     Pool AC3236..................................................      5.00%        09/01/39            154,207
         445,487     Pool AC3267..................................................      5.50%        09/01/39            490,631


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        178,795     Pool AC5446..................................................      5.00%        11/01/39    $       192,368
           7,466     Pool AD0149..................................................      5.29%        06/01/18              7,467
       1,372,585     Pool AD0163..................................................      6.00%        11/01/34          1,532,668
         558,616     Pool AD0217..................................................      6.00%        08/01/37            623,690
         405,558     Pool AD0218..................................................      6.00%        09/01/36            452,929
          15,838     Pool AD0440..................................................      6.00%        10/01/39             17,788
         887,962     Pool AD0889..................................................      6.00%        09/01/24            928,560
         772,756     Pool AD4317..................................................      4.00%        04/01/40            793,359
          38,455     Pool AD5222..................................................      4.50%        05/01/30             40,213
         154,485     Pool AD5583..................................................      5.00%        04/01/40            165,183
         115,247     Pool AD6938..................................................      4.50%        06/01/40            121,591
         225,979     Pool AD7110..................................................      5.00%        07/01/40            240,216
         126,114     Pool AD7137..................................................      5.50%        07/01/40            141,100
          47,335     Pool AD8526..................................................      4.50%        08/01/40             49,929
         466,433     Pool AE0137..................................................      4.50%        03/01/36            488,864
          56,628     Pool AE0383..................................................      4.50%        09/01/25             58,813
         319,851     Pool AE0504..................................................      4.50%        11/01/40            336,844
       8,832,714     Pool AE0670..................................................      5.50%        02/01/39          9,704,001
         188,517     Pool AE0677..................................................      6.00%        07/01/36            210,493
         146,697     Pool AE1798..................................................      5.00%        09/01/40            156,858
         171,022     Pool AE4476..................................................      4.00%        03/01/41            175,589
         241,064     Pool AE7005..................................................      4.00%        10/01/40            247,483
         135,427     Pool AE8075..................................................      4.00%        12/01/40            139,038
          52,768     Pool AE9284..................................................      4.00%        11/01/40             54,173
         734,888     Pool AE9959..................................................      5.00%        03/01/41            784,345
          43,037     Pool AH0057..................................................      4.50%        02/01/41             45,404
         581,525     Pool AH0943..................................................      4.00%        12/01/40            597,020
         946,462     Pool AH0979..................................................      3.50%        01/01/41            942,350
         449,105     Pool AH1089..................................................      4.00%        11/01/40            463,708
         205,052     Pool AH1141..................................................      4.50%        12/01/40            215,932
          25,567     Pool AH1568..................................................      4.50%        12/01/40             26,925
         222,385     Pool AH4404..................................................      4.00%        01/01/41            228,313
         420,828     Pool AH7192..................................................      5.00%        02/01/41            447,341
         142,857     Pool AH7204..................................................      4.00%        03/01/41            146,651
          72,610     Pool AH8090..................................................      4.50%        06/01/41             76,423
         261,556     Pool AH8871..................................................      5.00%        04/01/41            278,035
          55,292     Pool AH9677..................................................      5.00%        04/01/41             58,776
          70,119     Pool AI1190..................................................      4.50%        04/01/41             73,980
         166,516     Pool AI1191..................................................      4.50%        04/01/41            175,358
          98,634     Pool AI1969..................................................      4.50%        05/01/41            104,066
         662,162     Pool AI4268..................................................      5.00%        06/01/41            711,699
         372,316     Pool AI6093..................................................      4.50%        06/01/31            389,439
         104,527     Pool AI6503..................................................      5.00%        11/01/39            111,113
          52,639     Pool AI6581..................................................      4.50%        07/01/41             55,436
          39,316     Pool AI7800..................................................      4.50%        07/01/41             41,481
         682,306     Pool AI8448..................................................      4.50%        08/01/41            718,438
         255,569     Pool AI8779..................................................      4.00%        11/01/41            262,394
         491,569     Pool AI9114..................................................      4.00%        06/01/42            505,479
       2,836,641     Pool AI9124..................................................      4.00%        08/01/42          2,916,909
       2,144,830     Pool AI9158..................................................      6.50%        01/01/41          2,485,868
          34,972     Pool AJ4756..................................................      4.00%        10/01/41             36,068


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         46,110     Pool AJ5301..................................................      4.00%        11/01/41    $        47,341
          47,659     Pool AJ5424..................................................      4.00%        11/01/41             49,149
          33,604     Pool AJ5736..................................................      4.00%        12/01/41             34,657
          38,857     Pool AJ6061..................................................      4.00%        12/01/41             40,060
          38,734     Pool AJ7538..................................................      4.00%        01/01/42             39,932
          55,750     Pool AJ8104..................................................      4.00%        12/01/41             57,493
          24,306     Pool AJ8203..................................................      4.50%        01/01/42             25,645
          37,611     Pool AJ8341..................................................      4.00%        12/01/41             38,775
          36,250     Pool AJ8369..................................................      4.00%        01/01/42             37,377
          53,344     Pool AJ8436..................................................      4.00%        12/01/41             55,006
          33,583     Pool AJ9162..................................................      4.00%        01/01/42             34,625
       1,265,524     Pool AJ9332..................................................      4.00%        01/01/42          1,299,281
         111,233     Pool AJ9333..................................................      4.00%        01/01/42            114,200
          57,696     Pool AK0543..................................................      4.00%        01/01/42             59,482
          47,809     Pool AK1827..................................................      4.00%        01/01/42             49,292
         907,209     Pool AK3103..................................................      4.00%        02/01/42            931,429
         304,264     Pool AK4520..................................................      4.00%        03/01/42            312,360
         261,371     Pool AK5555..................................................      4.00%        04/01/42            268,323
          25,016     Pool AL0147..................................................      4.00%        04/01/41             25,733
         190,471     Pool AL0212..................................................      5.50%        02/01/38            208,999
         390,569     Pool AL0241..................................................      4.00%        04/01/41            400,970
         131,593     Pool AL0399..................................................      6.00%        08/01/24            136,978
          58,885     Pool AL0446..................................................      6.00%        05/01/24             61,536
         195,526     Pool AL0677..................................................      5.00%        07/01/41            210,382
          61,550     Pool AL0815..................................................      4.00%        09/01/41             63,471
         286,543     Pool AL0913..................................................      6.00%        07/01/41            321,729
          52,962     Pool AL1195..................................................      6.00%        09/01/23             55,817
         869,535     Pool AL1850..................................................      5.50%        07/01/40            953,071
          56,627     Pool AL1948..................................................      4.00%        01/01/42             58,139
          81,880     Pool AL1953..................................................      4.50%        01/01/27             85,026
         166,277     Pool AL2142..................................................      6.50%        09/01/38            186,427
       1,550,988     Pool AL2392..................................................      3.50%        08/01/42          1,551,921
         775,865     Pool AL2551..................................................      3.50%        10/01/42            776,167
         474,443     Pool AL2589..................................................      5.50%        05/01/25            490,957
         120,906     Pool AL2892..................................................      3.50%        12/01/42            120,916
         333,871     Pool AL3036..................................................      6.00%        02/01/38            372,767
         968,136     Pool AL3093..................................................      3.50%        02/01/43            967,819
          35,971     Pool AL3154..................................................      3.00%        02/01/43             35,046
         139,019     Pool AL3484..................................................      4.50%        10/01/42            146,357
          63,284     Pool AL4741..................................................      4.50%        01/01/44             66,407
          52,881     Pool AL4962..................................................      6.00%        05/01/24             55,455
       1,606,684     Pool AL5315..................................................      4.00%        06/01/42          1,649,553
         246,929     Pool AL5616..................................................      5.50%        09/01/41            269,746
       1,109,995     Pool AL5760..................................................      4.00%        09/01/43          1,139,378
         929,191     Pool AL5890..................................................      4.50%        03/01/43            978,607
         677,623     Pool AL6031..................................................      4.00%        10/01/44            695,709
         121,420     Pool AL6057..................................................      6.00%        08/01/24            123,907
         173,260     Pool AL6167..................................................      3.50%        01/01/44            173,042
         189,641     Pool AL6449..................................................      4.50%        01/01/27            195,377
          26,118     Pool AL6889..................................................      4.50%        02/01/45             27,551
       1,418,521     Pool AL6948..................................................      5.00%        09/01/25          1,469,466


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         61,775     Pool AL7046..................................................      3.50%        06/01/45    $        61,610
         519,161     Pool AL7231..................................................      3.50%        08/01/45            517,775
         407,940     Pool AL7306..................................................      4.50%        09/01/42            429,593
         911,149     Pool AL7449..................................................      8.50%        12/01/37          1,077,870
       1,523,231     Pool AL7637..................................................      5.00%        01/01/42          1,608,926
       3,447,981     Pool AL7905..................................................      4.50%        03/01/34          3,602,786
         240,149     Pool AL8139..................................................      4.00%        02/01/32            244,871
       1,182,694     Pool AL8174..................................................      3.50%        02/01/46          1,177,551
         126,841     Pool AL8353..................................................      3.50%        08/01/44            126,760
      20,757,219     Pool AL8640, 12 Mo. LIBOR + 1.80% (a)........................      3.56%        12/01/41         21,676,694
       1,122,695     Pool AL8743..................................................      4.50%        06/01/46          1,178,279
         110,760     Pool AL8934..................................................      4.00%        10/01/33            113,753
         323,317     Pool AL9225..................................................      6.00%        01/01/42            368,849
         271,222     Pool AL9226..................................................      5.50%        12/01/41            303,804
       2,669,067     Pool AL9777..................................................      4.50%        01/01/47          2,802,595
          80,371     Pool AO2976..................................................      3.50%        05/01/42             80,419
       6,348,593     Pool AO3529..................................................      4.00%        06/01/42          6,511,107
          83,083     Pool AO4133..................................................      3.50%        06/01/42             83,133
         274,164     Pool AO6713..................................................      4.00%        06/01/42            281,484
       1,368,374     Pool AO8106..................................................      4.00%        08/01/42          1,403,713
         898,942     Pool AO8167..................................................      4.00%        09/01/42            922,071
         305,667     Pool AP0495..................................................      3.50%        08/01/42            305,786
         304,315     Pool AP1197..................................................      3.50%        09/01/42            304,498
       1,986,686     Pool AP2109..................................................      4.00%        08/01/32          2,047,016
          56,637     Pool AP4710..................................................      3.50%        08/01/42             56,566
          37,087     Pool AP4795..................................................      3.50%        09/01/42             37,110
         159,279     Pool AP5113..................................................      4.00%        09/01/42            163,520
         528,674     Pool AP7963..................................................      4.00%        09/01/42            543,504
         167,838     Pool AP8813..................................................      3.50%        11/01/42            167,627
       3,276,949     Pool AQ0411..................................................      3.50%        10/01/42          3,278,920
       1,416,866     Pool AQ0535..................................................      3.00%        11/01/42          1,380,613
       1,167,514     Pool AQ1534..................................................      3.50%        10/01/32          1,178,306
       1,578,952     Pool AQ1584..................................................      4.00%        11/01/42          1,627,064
       1,042,258     Pool AQ1607..................................................      3.50%        11/01/32          1,051,851
         730,109     Pool AQ3310..................................................      4.00%        11/01/42            748,833
       2,220,514     Pool AQ4086..................................................      4.00%        06/01/43          2,277,656
          94,410     Pool AQ9715..................................................      3.00%        01/01/43             91,832
         648,658     Pool AQ9999..................................................      3.00%        02/01/43            630,965
         489,059     Pool AR7961..................................................      3.50%        03/01/33            493,579
          22,708     Pool AS0225..................................................      4.00%        08/01/43             23,286
       5,839,065     Pool AS1719..................................................      5.00%        02/01/44          6,314,439
         682,117     Pool AS5236..................................................      4.00%        05/01/45            689,315
       1,787,943     Pool AS5515..................................................      3.50%        06/01/30          1,814,185
       1,182,885     Pool AS7211..................................................      3.00%        04/01/46          1,140,492
       8,878,984     Pool AS8982..................................................      4.50%        03/01/47          9,298,267
       2,588,287     Pool AS9194..................................................      4.50%        12/01/44          2,715,636
       1,363,306     Pool AS9244..................................................      4.50%        08/01/39          1,430,646
       1,044,688     Pool AS9990..................................................      4.50%        07/01/47          1,090,904
         362,518     Pool AS9994..................................................      4.50%        04/01/47            378,143
         211,987     Pool AT0332..................................................      3.00%        04/01/43            205,964
         933,282     Pool AT1747..................................................      3.00%        04/01/43            908,729


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      4,116,625     Pool AT2720..................................................      3.00%        05/01/43    $     4,007,629
         264,355     Pool AT2887..................................................      3.50%        04/01/43            264,186
         833,299     Pool AT3892..................................................      3.00%        06/01/43            811,763
         525,293     Pool AT4180..................................................      3.50%        05/01/33            530,130
       1,590,397     Pool AT5914..................................................      3.50%        06/01/43          1,588,401
         178,229     Pool AT5915..................................................      4.00%        06/01/43            182,823
       1,016,033     Pool AT6303..................................................      4.00%        06/01/43          1,046,985
          65,241     Pool AT6306..................................................      4.00%        06/01/43             67,054
          69,558     Pool AT9657..................................................      4.00%        07/01/43             71,361
         316,424     Pool AU3751..................................................      4.00%        08/01/43            324,505
          70,453     Pool AU4386..................................................      4.00%        10/01/43             72,235
         220,507     Pool AU5787..................................................      4.50%        09/01/43            232,834
         831,645     Pool AU6278..................................................      5.00%        11/01/43            888,034
         166,334     Pool AU6743..................................................      4.00%        10/01/43            170,559
          39,526     Pool AW7401..................................................      5.00%        09/01/40             42,439
         278,756     Pool AX5312..................................................      4.00%        01/01/42            286,179
         511,470     Pool AX5443..................................................      5.00%        11/01/44            547,946
         375,077     Pool AY0013..................................................      4.50%        01/01/45            393,061
         946,048     Pool BA4113..................................................      3.00%        04/01/46            915,709
         527,050     Pool BC4490..................................................      5.00%        05/01/39            562,878
      12,586,979     Pool BD4533, 12 Mo. LIBOR + 1.66% (a)........................      2.08%        09/01/44         12,740,742
       1,012,789     Pool BD8660, I Yr. Constant Maturity Treasury
                        Rate + 1.67% (a)..........................................      1.58%        12/01/45          1,015,798
      24,182,138     Pool BE2973..................................................      4.00%        01/01/47         24,764,602
       1,143,301     Pool BE3631..................................................      4.50%        05/01/47          1,193,574
       4,483,086     Pool BH2633..................................................      5.00%        08/01/47          4,840,251
          62,044     Pool BH9428..................................................      4.50%        09/01/47             64,714
       1,806,725     Pool BJ9100..................................................      4.50%        02/01/48          1,919,521
       1,332,469     Pool BJ9111..................................................      4.50%        03/01/48          1,415,667
       2,261,197     Pool BJ9124..................................................      4.50%        04/01/48          2,402,369
       4,683,978     Pool BM3013, 12 Mo. LIBOR + 1.54% (a)........................      2.10%        07/01/44          4,779,608
         121,033     Pool MA0096..................................................      4.50%        06/01/29            126,506
           5,582     Pool MA0293..................................................      4.50%        01/01/30              5,838
          81,672     Pool MA0353..................................................      4.50%        03/01/30             85,430
       2,171,359     Pool MA0443..................................................      5.00%        05/01/30          2,308,162
         101,938     Pool MA0444..................................................      5.00%        06/01/40            109,710
         403,523     Pool MA0575..................................................      4.50%        11/01/30            422,112
         421,789     Pool MA0633..................................................      5.00%        01/01/41            454,630
         786,264     Pool MA1125..................................................      4.00%        07/01/42            806,424
         743,471     Pool MA1177..................................................      3.50%        09/01/42            742,537
       1,172,878     Pool MA1213..................................................      3.50%        10/01/42          1,171,406
       2,177,419     Pool MA1217..................................................      4.00%        10/01/42          2,233,523
          74,008     Pool MA1222..................................................      4.00%        10/01/32             76,550
         118,672     Pool MA1228..................................................      3.00%        09/01/42            115,428
         509,979     Pool MA1251..................................................      3.50%        11/01/42            509,338
         167,674     Pool MA1328..................................................      3.50%        01/01/43            167,464
       6,864,145     Pool MA1373..................................................      3.50%        03/01/43          6,855,526
       2,701,956     Pool MA1404..................................................      3.50%        04/01/43          2,698,562
         400,220     Pool MA1437..................................................      3.50%        05/01/43            399,717
       2,325,698     Pool MA1463..................................................      3.50%        06/01/43          2,322,777
         989,007     Pool MA1508..................................................      3.50%        07/01/43            987,765


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        853,963     Pool MA1510..................................................      4.00%        07/01/43    $       875,914
       1,573,008     Pool MA1546..................................................      3.50%        08/01/43          1,571,033
         128,373     Pool MA1591..................................................      4.50%        09/01/43            134,716
         866,470     Pool MA1629..................................................      4.50%        10/01/43            909,215
         139,582     Pool MA1664..................................................      4.50%        11/01/43            146,491
          66,338     Pool MA1711..................................................      4.50%        12/01/43             69,606
       1,121,598     Pool MA1866..................................................      4.50%        04/01/44          1,177,086
         924,199     Pool MA1900..................................................      4.50%        04/01/44            969,878
       1,507,962     Pool MA2024..................................................      4.00%        07/01/29          1,577,815
       1,624,978     Pool MA2099..................................................      3.50%        11/01/29          1,648,890
         734,404     Pool MA2454..................................................      3.50%        09/01/30            745,238
          14,246     Pool MA2509..................................................      3.00%        01/01/46             13,676
       2,519,971     Pool MA2695..................................................      4.00%        07/01/46          2,584,997
         869,761     Pool MA3101..................................................      4.50%        08/01/47            908,943
         453,118     Pool MA3123..................................................      5.00%        08/01/47            482,336
       1,693,373     Pool MA3205..................................................      5.00%        10/01/47          1,807,748
      97,000,000     Pool TBA (f).................................................      4.50%        06/15/34        100,872,419
      27,500,000     Pool TBA (f).................................................      4.00%        05/15/41         28,011,327
                  Government National Mortgage Association
         137,987     Pool 3149....................................................      6.00%        10/20/31            154,440
          83,355     Pool 3172....................................................      6.00%        12/20/31             93,170
          93,559     Pool 3227....................................................      6.00%        04/20/32            104,490
         725,292     Pool 3345....................................................      5.00%        02/20/33            784,765
         104,609     Pool 3389....................................................      5.00%        05/20/33            112,197
          36,639     Pool 3390....................................................      5.50%        05/20/33             40,204
         414,315     Pool 3428....................................................      5.00%        08/20/33            448,548
          91,740     Pool 3442....................................................      5.00%        09/20/33             99,605
          38,230     Pool 3459....................................................      5.50%        10/20/33             41,961
          18,950     Pool 3474....................................................      6.00%        11/20/33             21,298
         134,984     Pool 3487....................................................      5.00%        12/20/33            144,870
         275,061     Pool 3529....................................................      5.00%        03/20/34            295,044
          97,093     Pool 3555....................................................      5.00%        05/20/34            104,151
         148,724     Pool 3596....................................................      5.50%        08/20/34            163,249
         129,392     Pool 3786....................................................      5.50%        11/20/35            141,576
          89,422     Pool 3807....................................................      5.50%        01/20/36             97,330
         624,943     Pool 4251....................................................      5.50%        10/20/23            650,255
         301,130     Pool 455986..................................................      5.25%        07/15/25            323,860
         238,602     Pool 487108..................................................      6.00%        04/15/29            267,675
          96,355     Pool 553144..................................................      5.50%        04/15/33            105,789
          46,196     Pool 589331..................................................      6.00%        10/15/22             49,083
         255,999     Pool 604338..................................................      5.00%        05/15/33            274,227
         225,209     Pool 604897..................................................      5.00%        12/15/33            241,293
         258,265     Pool 605389..................................................      5.00%        04/15/34            276,594
         434,481     Pool 615403..................................................      4.50%        08/15/33            459,342
          19,563     Pool 627123..................................................      5.50%        03/15/34             21,587
         148,301     Pool 638704..................................................      5.50%        11/15/36            162,563
         273,722     Pool 653143..................................................      4.90%        04/15/36            288,938
         401,573     Pool 658324..................................................      5.50%        03/15/37            439,547
         361,387     Pool 677190..................................................      5.00%        06/15/38            387,192
          40,674     Pool 687833..................................................      6.00%        08/15/38             45,366
          62,077     Pool 706840..................................................      4.50%        05/15/40             66,058


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        215,286     Pool 706855..................................................      4.50%        09/15/40    $       228,975
         463,893     Pool 711483..................................................      4.00%        01/15/40            482,275
         188,441     Pool 711543..................................................      4.00%        11/15/40            196,005
       1,219,382     Pool 711563..................................................      4.50%        03/15/41          1,297,629
         572,599     Pool 723216..................................................      4.50%        08/15/40            603,866
         142,339     Pool 723248..................................................      5.00%        10/15/39            153,014
         549,882     Pool 724230..................................................      5.00%        08/15/39            588,971
         169,317     Pool 724267..................................................      5.00%        09/15/39            181,492
         433,612     Pool 724340..................................................      4.50%        09/15/39            460,239
         176,991     Pool 725272..................................................      4.50%        11/15/39            185,526
         113,068     Pool 726394..................................................      4.50%        10/15/39            120,018
          96,101     Pool 728921..................................................      4.50%        12/15/24            101,593
         427,659     Pool 733595..................................................      4.50%        04/15/40            452,625
         209,021     Pool 733733..................................................      5.00%        06/15/40            222,584
       1,391,105     Pool 736317..................................................      4.25%        06/20/36          1,452,486
         217,890     Pool 736617..................................................      4.00%        12/15/35            224,278
       1,961,547     Pool 737673..................................................      4.50%        11/15/40          2,068,648
         421,684     Pool 737996..................................................      4.00%        02/15/41            439,572
         130,085     Pool 739341..................................................      3.50%        10/15/41            130,985
         334,497     Pool 743673..................................................      4.50%        07/15/40            354,327
         644,959     Pool 745478..................................................      5.00%        08/20/40            679,002
          52,771     Pool 748939..................................................      4.00%        09/20/40             54,710
         184,360     Pool 754384..................................................      4.50%        03/20/42            191,672
          26,846     Pool 781328..................................................      7.00%        09/15/31             28,236
         308,581     Pool 781623..................................................      5.00%        06/15/33            330,628
         109,412     Pool 781697..................................................      6.00%        11/15/33            123,780
          52,887     Pool 781783..................................................      5.50%        08/15/19             53,513
         216,366     Pool 781824..................................................      5.50%        11/15/34            235,141
          23,211     Pool 781862..................................................      5.50%        01/15/35             25,474
         121,456     Pool 782070..................................................      7.00%        06/15/32            134,105
         329,028     Pool 782133..................................................      6.00%        01/15/22            341,315
         230,473     Pool 782259..................................................      5.00%        02/15/36            247,001
         121,684     Pool 782810..................................................      4.50%        11/15/39            127,051
         202,659     Pool 783091..................................................      5.50%        06/15/40            224,456
         135,192     Pool 783220..................................................      5.50%        09/15/24            141,309
         340,306     Pool 783375..................................................      5.00%        08/15/41            364,628
         478,472     Pool 783760..................................................      5.00%        02/15/42            512,605
         415,009     Pool 784343..................................................      5.00%        02/15/41            444,668
         155,775     Pool AD0856..................................................      3.75%        08/20/33            158,587
         146,071     Pool AE6975..................................................      3.00%        08/20/43            142,771
         120,457     Pool AG8899..................................................      4.00%        12/20/43            123,728
       2,637,804     Pool AI6317..................................................      4.50%        06/20/44          2,741,125
       1,209,024     Pool AK2389..................................................      4.50%        11/20/44          1,264,001
         808,000     Pool AN4469..................................................      5.00%        12/15/40            851,603
         976,965     Pool AR8421..................................................      5.00%        10/20/41          1,028,384
       2,279,383     Pool BB1216..................................................      4.50%        06/20/47          2,435,126
       1,380,982     Pool BB4731..................................................      4.00%        07/20/47          1,421,426
       1,097,759     Pool BB4757..................................................      4.00%        08/20/47          1,135,334
         914,212     Pool BB4769..................................................      4.00%        08/20/47            941,486
       1,198,977     Pool BF0415..................................................      5.00%        06/20/35          1,270,502
         317,055     Pool MA1017..................................................      6.00%        05/20/43            353,227


                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        177,234     Pool MA1162..................................................      6.00%        07/20/43    $       197,521
         446,983     Pool MA2077..................................................      5.50%        07/20/44            482,877
          76,002     Pool MA2215..................................................      3.50%        09/20/44             75,719
         266,850     Pool MA2683..................................................      6.00%        03/20/45            297,371
         295,237     Pool MA2759..................................................      6.00%        01/20/45            324,454
         710,007     Pool MA2829..................................................      5.00%        05/20/45            757,228
         116,443     Pool MA2897..................................................      6.00%        03/20/45            129,208
         319,424     Pool MA2966..................................................      6.00%        09/20/39            351,675
         573,967     Pool MA3249..................................................      6.00%        04/20/40            639,823
          97,551     Pool MA3380..................................................      5.50%        01/20/46            105,961
         504,973     Pool MA3459..................................................      6.00%        08/20/39            555,990
         522,790     Pool MA3525..................................................      5.50%        03/20/46            569,964
         646,693     Pool MA3941..................................................      5.50%        09/20/46            696,646
       1,478,877     Pool MA4076..................................................      7.00%        01/20/39          1,643,385
                                                                                                                 ---------------
                                                                                                                     641,397,263
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................      985,837,009
                  (Cost $1,002,166,357)                                                                          ---------------

ASSET-BACKED SECURITIES -- 6.9%
                  ACE Securities Corp Home Equity Loan Trust
         304,010     Series 2005-HE5, Class M2, 1 Mo. LIBOR + 0.74% (a)...........      2.63%        08/25/35            305,041
                  AFC Trust
           8,823     Series 1999-4, Class 3A, 1 Mo. LIBOR + 0.95% (a) (g).........      2.85%        12/26/29              8,850
                  Bear Stearns Asset-Backed Securities Trust
          18,934     Series 2002-1, Class 1A5.....................................      6.89%        12/25/34             19,504
         105,822     Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a).............      3.10%        12/25/34            106,149
          33,751     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.42% (a).............      2.32%        07/25/36             33,840
                  BNC Mortgage Loan Trust
       2,156,942     Series 2007-1, Class A3, 1 Mo. LIBOR + 0.10% (a).............      2.00%        03/25/37          2,161,230
                  Centex Home Equity Loan Trust
              71     Series 2004-C, Class AF6 (h).................................      5.35%        06/25/34                 72
                  CIT Home Equity Loan Trust
          56,159     Series 2003-1, Class A6 (h)..................................      4.56%        10/20/32             57,188
                  Citicorp Residential Mortgage Trust
         115,784     Series 2007-2, Class A6 (h)..................................      5.21%        06/25/37            118,513
                  Citigroup Global Markets Mortgage Securities VII, Inc...........
           4,755     Series 1998-AQ1, Class A6....................................      6.63%        06/25/28              4,816
                  Conseco Financial Corp..........................................
              40     Series 1993-3, Class A7......................................      6.40%        10/15/18                 40
                  Credit-Based Asset Servicing & Securitization LLC...............
          34,530     Series 2005-CB8, Class AF2 (h)...............................      3.78%        12/25/35             34,483
                  CWABS Revolving Home Equity Loan Trust
          21,911     Series 2004-E, Class 2A, 1 Mo. LIBOR + 0.26% (a).............      2.16%        06/15/29             21,861
          53,061     Series 2004-K, Class 2A, 1 Mo. LIBOR + 0.30% (a).............      2.20%        02/15/34             53,106
                  CWHEQ Home Equity Loan Trust
          51,807     Series 2007-S2, Class A3 (c).................................      5.81%        05/25/37             52,259
          48,527     Series 2007-S2, Class A6.....................................      5.78%        05/25/37             49,453
                  First Alliance Mortgage Loan Trust
          62,451     Series 1999-1, Class A1......................................      7.18%        06/20/30             62,777


Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
ASSET-BACKED SECURITIES (CONTINUED)
                  First Franklin Mortgage Loan Trust
$         47,980     Series 2004-FF2, Class M2, 1 Mo. LIBOR + 0.75% (a)...........      2.65%        03/25/34    $        45,360
                  Fremont Home Loan Trust
         303,803     Series 2005-A, Class M2, 1 Mo. LIBOR + 0.69% (a).............      2.59%        01/25/35            305,195
                  GMACM Home Equity Loan Trust
         112,812     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...........      2.34%        06/25/30             97,472
         310,492     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...........      2.40%        06/25/34            297,678
                  GreenPoint Home Equity Loan Trust
          27,139     Series 2004-3, Class A, 1 Mo. LIBOR + 0.46% (a)..............      2.24%        03/15/35             26,873
                  GSAA Home Equity Trust
          51,948     Series 2004-8, Class A3A, 1 Mo. LIBOR + 0.74% (a)............      2.64%        09/25/34             52,152
                  GSAMP Trust
          24,058     Series 2005-SEA2, Class A1,
                        1 Mo. LIBOR + 0.35% (a) (g)...............................      2.25%        01/25/45             24,112
                  IXIS Real Estate Capital Trust
         141,280     Series 2005-HE3, Class M2, 1 Mo. LIBOR + 0.74% (a)...........      2.63%        12/25/35            141,694
                  Long Beach Mortgage Loan Trust
           7,353     Series 2006-WL1, Class 1A3, 1 Mo. LIBOR + 0.66% (a)..........      2.56%        01/25/46              7,379
                  Morgan Stanley Dean Witter Capital I, Inc. Trust
           5,331     Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)...........      4.90%        02/25/33              5,381
                  New Century Home Equity Loan Trust
          44,540     Series 2003-5, Class AI7 (e).................................      5.10%        11/25/33             45,641
                  Park Place Securities, Inc. Asset-Backed Pass-Through
                     Certificates
       5,862,535     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..........      2.87%        10/25/34          5,897,298
                  Pretium Mortgage Credit Partners LLC
       6,043,895     Series 2017-NPL4, Class A1, steps up 08/27/20
                        to 6.25 (g) (i)...........................................      3.25%        08/27/32          6,008,664
                  RASC Trust
           3,988     Series 2004-KS1, Class AI6 (a)...............................      4.27%        02/25/34              4,001
                  Renaissance Home Equity Loan Trust
          26,408     Series 2004-4, Class AF4, steps up to 5.38% after optional
                        Termination Date (i)......................................      4.88%        02/25/35             26,498
       1,045,725     Series 2005-4, Class A3, steps up to 6.07% after Redemption
                        Date (i)..................................................      5.57%        02/25/36          1,048,011
                  Saxon Asset Securities Trust
          23,987     Series 2003-1, Class AF6 (i).................................      4.74%        06/25/33             24,283
          19,480     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)............      1.58%        08/25/35             19,457
                  Structured Asset Securities Corp. Mortgage Pass-Through
                     Certificates
           7,045     Series 2004-23XS, Class 1A4..................................      5.43%        01/25/35              7,118
                  Terwin Mortgage Trust
           4,604     Series 2006-5, Class 2A2, 1 Mo. LIBOR + 0.21% (a) (g)........      2.11%        06/25/37              4,607
                  UCFC Home Equity Loan Trust
         231,581     Series 1998-D, Class MF1.....................................      6.91%        04/15/30            237,642
                  VOLT LLC
          29,937     Series 2015-NP14, Class A1, steps up 12/25/18
                        to 7.375 (g) (i)..........................................      4.38%        11/27/45             30,067
      11,322,576     Series 2015-NPL8, Class A1, steps up 06/25/18
                        to 6.50% (g) (i)..........................................      3.50%        06/26/45         11,355,568
      12,543,510     Series 2017-NP11, Class A1, steps up 10/25/20
                        to 6.375% (g) (i).........................................      3.38%        10/25/47         12,525,832
       4,783,604     Series 2017-NPL2, Class A1, steps up 03/25/20
                        to 6.50% (g) (i)..........................................      3.50%        03/25/47          4,785,484


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
ASSET-BACKED SECURITIES (CONTINUED)
                  VOLT LLC (Continued)
$     15,150,964     Series 2017-NPL3, Class A1, steps up 03/25/20
                        to 6.50% (g) (i)..........................................      3.50%        03/25/47    $    15,169,891
       6,075,690     Series 2017-NPL4, Class A1, steps up 04/25/20
                        to 6.375% (g) (i).........................................      3.38%        04/25/47          6,072,047
       4,823,976     Series 2017-NPL5, Class A1, steps up 05/25/20
                        to 6.375% (g) (i).........................................      3.38%        05/28/47          4,824,421
       6,944,837     Series 2017-NPL7, Class A1, steps up 06/25/20
                        to 6.25% (g) (i)..........................................      3.25%        06/25/47          6,922,643
       4,183,623     Series 2017-NPL8, Class A1,
                        1 Mo. LIBOR + 0.82% (a) (g)...............................      3.13%        06/25/47          4,167,598
       4,244,181     Series 2017-NPL9, Class A1, steps up 09/25/20
                        to 6.125% (g) (i).........................................      3.13%        09/25/47          4,214,858
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       87,484,107
                  (Cost $87,558,219)                                                                             ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 4.4%
                  CAPITAL MARKETS -- 4.4%
         254,418  iShares 20+ Year Treasury Bond ETF...........................................................       30,301,184
         258,562  iShares 7-10 Year Treasury Bond ETF..........................................................       26,295,755
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       56,596,939
                  (Cost $56,361,415)                                                                             ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT BONDS AND NOTES -- 3.5%
$      5,000,000  U.S. Treasury Note..............................................      1.63%        03/31/19          4,971,191
      10,000,000  U.S. Treasury Note..............................................      1.25%        04/30/19          9,898,633
      30,000,000  U.S. Treasury Note..............................................      1.63%        07/31/19         29,731,055
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................................       44,600,879
                  (Cost $44,910,536)                                                                             ---------------

MORTGAGE-BACKED SECURITIES -- 3.3%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
                  Adjustable Rate Mortgage Trust
          17,922     Series 2004-1, Class 2A1 (c).................................      3.51%        01/25/35             18,073
       1,716,797     Series 2005-5, Class 6A21, 1 Mo. LIBOR + 0.23% (a)...........      2.13%        09/25/35          1,717,105
                  Alternative Loan Trust
         101,229     Series 2003-J3, Class 2A1....................................      6.25%        12/25/33            103,887
           3,563     Series 2004-J5, Class 2A3, 1 Mo. LIBOR + 1.00% (a)...........      2.90%        08/25/34              3,579
             437     Series 2004-J8, Class 4A1....................................      6.00%        02/25/17                442
                  American Home Mortgage Investment Trust
           6,601     Series 2004-3, Class 6A1.....................................      5.32%        10/25/34              6,709
                  ASG Resecuritization Trust
           7,145     Series 2009-3, Class A65 (c) (g).............................      3.07%        03/26/37              7,154
                  Banc of America Funding Corp....................................
          52,084     Series 2008-R2, Class 1A2 (g)................................      6.00%        09/25/37             53,407
                  Banc of America Funding Trust
           1,980     Series 2005-2, Class 2A4.....................................      5.75%        04/25/35              2,127


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Banc of America Mortgage Trust
$         60,916     Series 2005-11, Class 2A1....................................      5.25%        12/25/20    $        61,125
         530,813     Series 2005-A, Class 2A2 (c).................................      3.71%        02/25/35            527,176
                  BCAP LLC Trust
          58,263     Series 2009-RR5, Class 8A1 (g)...............................      5.50%        11/26/34             59,335
          13,327     Series 2009-RR6, Class 2A1 (c) (g)...........................      3.51%        08/26/35             13,366
          82,276     Series 2009-RR6, Class 3A1 (c) (g)...........................      3.65%        12/26/37             82,660
           1,472     Series 2009-RR14, Class 1A1 (c) (g)..........................      9.37%        05/26/37              1,475
         108,029     Series 2011-R11, Class 20A5 (c) (g)..........................      3.61%        03/26/35            108,836
                  CHL Mortgage Pass-Through Trust
          76,000     Series 2004-8, Class 1A7.....................................      5.75%        07/25/34             79,382
         239,317     Series 2004-8, Class 2A1.....................................      4.50%        06/25/19            241,718
           2,878     Series 2004-J1, Class 2A1....................................      4.75%        01/25/19              2,886
                  Citigroup Global Markets Mortgage Securities VII, Inc.
             377     Series 2003-UP2, Class PO1, PO...............................       (b)         12/25/18                326
                  Citigroup Mortgage Loan Trust
           9,618     Series 2003-1, Class WA2.....................................      6.50%        06/25/31              9,849
          34,325     Series 2010-3, Class 5A1 (g).................................      5.00%        10/25/35             34,400
                  Credit Suisse First Boston Mortgage Securities Corp.
           6,555     Series 2003-11, Class 1A39...................................      5.25%        06/25/33              6,652
             609     Series 2003-25, Class 2A1....................................      4.50%        10/25/18                609
          28,765     Series 2003-27, Class 6A1....................................      5.00%        11/25/18             29,007
          26,907     Series 2003-AR18, Class 2A3 (c)..............................      3.18%        07/25/33             26,973
          10,145     Series 2003-AR20, Class 2A1 (c)..............................      3.42%        08/25/33             10,215
           1,959     Series 2004-3, Class 2A1.....................................      5.00%        04/25/19              1,965
           7,620     Series 2004-5, Class 2A1.....................................      5.00%        08/25/19              7,660
          10,668     Series 2004-AR8, Class 2A1 (c)...............................      3.54%        09/25/34             10,711
         120,190     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30%(a).............      2.20%        07/25/35            117,071
           4,000     Series 2005-7, Class 1A5.....................................      5.15%        08/25/35              4,201
                  Credit Suisse Mortgage Capital Certificates
         349,152     Series 2009-12R, Class 6A1 (g)...............................      6.00%        05/27/37            356,942
         576,257     Series 2009-12R, Class 15A1 (g)..............................      6.00%        05/27/36            578,094
                  CSFB Mortgage-Backed Pass-Through Certificates
          68,796     Series 2004-AR4, Class 5A2, 1 Mo. LIBOR + 0.74% (a)..........      2.64%        05/25/34             68,399
                  CSFB Mortgage-Backed Trust
           3,095     Series 2004-7, Class 6A1.....................................      5.25%        10/25/19              3,126
                  CSMC
         109,501     Series 2009-13R, Class 3A1 (c) (g)...........................      3.63%        11/26/36            109,779
          20,113     Series 2009-15R, Class 2A1 (c) (g)...........................      3.47%        10/26/36             20,264
         790,616     Series 2010-9R, Class 30A4, 1 Mo. LIBOR + 0.45% (a) (g)......      2.32%        10/27/36            790,287
       2,689,321     Series 2017-HL1, Class A3 (g)................................      3.50%        06/25/47          2,674,253
      18,579,928     Series 2017-HL2, Class A3 (g)................................      3.50%        10/25/47         18,492,547
                  Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
           8,678     Series 2005-3, Class 1A1 (c).................................      3.47%        06/25/20              8,422
                  Deutsche Mortgage Securities, Inc. REMIC Trust
         242,339     Series 2010-RS1, Class A1 (g)................................      6.00%        10/25/35            244,403
                  FDIC Guaranteed Notes Trust
          40,910     Series 2010-S2, Class 3A, 1 Mo. LIBOR + 0.70% (a) (g)........      2.59%        12/29/45             41,010
                  GMACM Mortgage Loan Trust
           2,487     Series 2003-J10, Class A1....................................      4.75%        01/25/19              2,489


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  GSMSC Pass-Through Trust
$         39,376     Series 2009-3R, Class 2A1 (c) (g)............................      3.96%        07/25/35    $        39,526
                  GSR Mortgage Loan Trust
          49,676     Series 2004-8F, Class 2A3....................................      6.00%        09/25/34             51,358
         463,134     Series 2004-12, Class 3A6 (c)................................      3.55%        12/25/34            467,693
                  HomeBanc Mortgage Trust
       1,034,432     Series 2005-2, Class M1, 1 Mo. LIBOR + 0.68% (a).............      2.57%        05/25/25          1,037,613
                  Impac CMB Trust
          79,559     Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)............      2.54%        10/25/33             78,940
         683,535     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).............      2.95%        10/25/34            645,631
                  JP Morgan Resecuritization Trust
         359,168     Series 2009-7, Class 2A1 (g).................................      6.00%        02/27/37            360,544
         244,302     Series 2009-7, Class 11A1 (c) (g)............................      3.67%        09/27/36            250,852
         800,482     Series 2009-7, Class 17A1 (c) (g)............................      5.38%        07/27/37            809,662
          74,922     Series 2010-4, Class 4A2 (c) (g).............................      3.01%        09/26/35             74,882
                  JP Morgan Trust
       2,418,401     Series 2015-3, Class A5 (g)..................................      3.50%        05/25/45          2,413,678
                  JPMorgan Mortgage Trust
          14,343     Series 2004-S1, Class 1A2....................................      4.50%        09/25/34             14,477
          35,952     Series 2004-S2, Class 5A1....................................      5.50%        12/25/19             34,923
         174,472     Series 2014-IVR3, Class 2A1 (c) (g)..........................      3.00%        09/25/44            174,130
                  MASTR Alternative Loan Trust
           7,192     Series 2004-5, Class 4A1.....................................      5.50%        07/25/19              7,274
          12,531     Series 2004-5, Class 5A1.....................................      4.75%        06/25/19             12,568
             983     Series 2004-8, Class 7A1.....................................      5.00%        09/25/19                989
           7,885     Series 2004-13, Class 8A1....................................      5.50%        01/25/25              7,990
                  MASTR Asset Securitization Trust
         259,876     Series 2003-11, Class 7A5....................................      5.25%        12/25/33            263,518
         462,787     Series 2003-12, Class 1A1....................................      5.25%        12/25/24            470,135
          68,561     Series 2003-12, Class 1A2....................................      5.25%        12/25/24             68,099
          13,876     Series 2004-1, Class 30PO, PO................................       (b)         02/25/34             11,886
          54,201     Series 2004-3, Class 1A3.....................................      5.25%        03/25/24             54,746
                  MASTR Seasoned Securitization Trust
          77,745     Series 2005-1, Class 3A1 (c).................................      3.50%        10/25/32             78,068
           2,423     Series 2005-2, Class 3A1.....................................      6.00%        11/25/17              2,442
                  Merrill Lynch Mortgage Investors Trust MLCC
           4,360     Series 2003-H, Class A3A (c).................................      3.12%        01/25/29              4,370
                  New Residential Mortgage Loan Trust
         303,270     Series 2014-2A, Class A3 (g).................................      3.75%        05/25/54            304,987
                  Nomura Asset Acceptance Corp. Alternative Loan Trust
          19,688     Series 2004-AP3, Class A6....................................      5.29%        10/25/34             20,159
          12,048     Series 2005-WF1, Class 2A5, steps up to 5.66% after
                        Redemption Date (i).......................................      5.16%        03/25/35             12,486
                  Prime Mortgage Trust
           1,000     Series 2003-3, Class A6......................................      5.50%        01/25/34                975
           9,128     Series 2004-1, Class 2A1.....................................      4.50%        08/25/34              9,168
         106,375     Series 2004-2, Class A2......................................      4.75%        11/25/19            106,931
         246,761     Series 2004-2, Class A6......................................      5.00%        11/25/19            248,807


Page 40                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  RBSSP Resecuritization Trust
$        131,861     Series 2009-6, Class 7A4, 1 Mo. LIBOR + 0.35% (a) (g)........      1.25%        07/26/36    $       132,267
         607,708     Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (g)........      2.32%        11/26/36            600,957
         127,656     Series 2009-6, Class 11A4, 1 Mo. LIBOR + 0.42% (a) (g).......      2.29%        08/26/36            126,832
          73,120     Series 2009-12, Class 15A1 (c) (g)...........................      3.55%        10/26/35             74,044
           8,529     Series 2009-12, Class 17A1 (c) (g)...........................      3.40%        10/25/35              8,583
                  Residential Accredit Loans, Inc.
          15,772     Series 2003-QS20, Class CB...................................      5.00%        11/25/18             15,833
                  Residential Asset Securitization Trust
             465     Series 2004-A3, Class A4.....................................      5.25%        06/25/34                469
                  RFMSI Trust
           4,174     Series 2003-S14, Class A5, 1 Mo. LIBOR + 0.40% (a)...........      2.30%        07/25/18              4,177
           7,298     Series 2003-S15, Class A1....................................      4.50%        08/25/18              7,308
          47,722     Series 2005-S3, Class A1.....................................      4.75%        03/25/20             47,958
                  Sequoia Mortgage Trust 4
       1,025,622     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)..............      2.57%        11/22/24          1,022,976
                  Structured Asset Securities Corp.
           2,886     Series 2004-4XS, Class A3A (h)...............................      5.28%        02/25/34              2,929
                  Structured Asset Securities Corp. Mortgage Loan Trust
          41,390     Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a).............      2.50%        10/25/27             40,991
                  Structured Asset Securities Corp. Mortgage Pass-Through
                     Certificates
          69,517     Series 2004-11XS, Class 1A6 (h)..............................      6.08%        06/25/34             71,123
         135,050     Series 2004-S3, Class M1, 1 Mo. LIBOR + 0.98% (a)............      2.87%        11/25/34            135,332
                  WaMu Mortgage Pass-Through Certificates Trust
          35,033     Series 2003-S3, Class 3A1....................................      5.50%        05/25/33             36,361
           1,019     Series 2003-S5, Class 2A.....................................      5.00%        06/25/18              1,020
           6,064     Series 2003-S6, Class 2A1....................................      5.00%        07/25/18              6,018
           1,079     Series 2003-S7, Class A1.....................................      4.50%        08/25/18              1,080
         274,906     Series 2003-S12, Class 3A....................................      5.00%        11/25/18            276,672
           7,554     Series 2004-CB2, Class 5A....................................      5.00%        07/25/19              7,592
           2,968     Series 2004-CB3, Class 3A....................................      5.50%        10/25/19              2,993
          16,494     Series 2004-RS1, Class A11...................................      5.50%        11/25/33             16,867
                  Wells Fargo Mortgage Backed Securities Trust
           6,584     Series 2004-K, Class 2A12 (c)................................      3.47%        07/25/34              6,794
         110,084     Series 2004-L, Class A8 (c)..................................      3.54%        07/25/34            113,644
         186,532     Series 2004-X, Class 1A1 (c).................................      3.68%        11/25/34            189,174
         151,292     Series 2005-2, Class 2A1.....................................      4.75%        04/25/20            153,344
         619,049     Series 2005-AR4, Class 1A3 (c)...............................      3.99%        04/25/35            630,203
          80,910     Series 2005-AR10, Class 2A2 (c)..............................      3.71%        06/25/35             83,373
         163,455     Series 2005-AR16, Class 4A2 (c)..............................      3.67%        10/25/35            164,299
          76,678     Series 2007-14, Class 2A2....................................      5.50%        10/25/22             78,477
                  WinWater Mortgage Loan Trust
       2,838,256     Series 2014-1, Class A4 (g)..................................      3.50%        06/20/44          2,842,478
          85,514     Series 2015-A, Class A5 (g)..................................      3.50%        06/20/45             85,829
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................       41,867,600
                  (Cost $42,180,536)                                                                             ---------------


                        See Notes to Financial Statements                Page 41


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MONEY MARKET FUNDS -- 16.9%
     216,447,223  Morgan Stanley Institutional Liquidity Fund - Treasury
                     Portfolio - Institutional Class - 1.59% (j)...............................................  $   216,447,223
                  (Cost $216,447,223)                                                                            ---------------

                  TOTAL INVESTMENTS -- 112.1%..................................................................    1,432,833,757
                  (Cost $1,449,624,286) (k)                                                                      ---------------



   NUMBER OF                                                            NOTIONAL      EXERCISE      EXPIRATION
   CONTRACTS                          DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  ---------------------------------------------------  -----------  -------------  ------------  ---------------
PUT OPTIONS PURCHASED -- 0.0%
              35  U.S. Treasury Long Bond Futures Put................  $ 5,034,531  $      145.00    Jun 2018             60,156
              25  U.S. Treasury Long Bond Futures Put................    3,596,094         144.00    Jun 2018             28,125
              10  U.S. Treasury Long Bond Futures Put................    1,438,438         146.00    Jun 2018             24,532
                                                                                                                 ---------------
                  TOTAL PUT OPTIONS PURCHASED..................................................................          112,813
                  (Cost $87,022)                                                                                 ---------------

   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (11.2%)
                  Federal National Mortgage Association
$    (82,500,000)    Pool TBA (f).................................................      3.00%        06/15/43        (79,480,366)
     (15,000,000)    Pool TBA.....................................................      3.00%        05/15/43        (14,469,140)
     (49,000,000)    Pool TBA (f).................................................      3.50%        05/01/41        (48,651,641)
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT...........................     (142,601,147)
                  (Proceeds $143,162,656)                                                                        ---------------

   NUMBER OF                                                            NOTIONAL      EXERCISE      EXPIRATION
   CONTRACTS                          DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  ---------------------------------------------------  -----------  -------------  ------------  ---------------
PUT OPTIONS WRITTEN -- (0.0%)
              40  U.S. Treasury Long Bond Futures Put................  $ 5,753,750  $      143.00    Jun 2018            (27,500)
              10  U.S. Treasury Long Bond Futures Put................    1,438,437         142.00    Jun 2018             (3,906)
                                                                                                                 ---------------
                  TOTAL PUT OPTIONS WRITTEN....................................................................          (31,406)
                  (Premiums received $44,861)                                                                    ---------------

                  NET OTHER ASSETS AND LIABILITIES -- (0.9)%...................................................      (11,634,920)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,278,679,097
                                                                                                                 ===============


FUTURES CONTRACTS AT APRIL 30, 2018 (see Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                        NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                       POSITION     CONTRACTS      DATE          VALUE            VALUE
--------------------------------------------------------  -----------  -----------  -----------  --------------  ---------------
U.S. 5-Year Treasury Notes                                   Short         722       Jun-2018    $  (81,952,641) $       111,390
U.S. 10-Year Treasury Notes                                  Short         127       Jun-2018       (15,192,375)          46,659
U.S. Treasury Long Bond Futures                              Short         382       Jun-2018       (54,948,312)         (77,344)
                                                                                                 --------------  ---------------
                                                                                                 $ (152,093,328) $        80,705
                                                                                                 ==============  ===============


Page 42                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

-----------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Inverse floating rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   All or portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $108,082,105 or 8.5% of net assets.

(h)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(i)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(j)   Rate shown reflects yield as of April 30, 2018.

(k)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purpose. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,575,862 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,684,931. The net unrealized depreciation was $16,109,069. The amounts presented are inclusive of investments sold short and derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

                        See Notes to Financial Statements                Page 43


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2018           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $   985,837,009    $            --    $   985,837,009    $            --
Asset-Backed Securities...............................       87,484,107                 --         87,484,107                 --
Exchange-Traded Funds*................................       56,596,939         56,596,939                 --                 --
U.S. Government Bonds and Notes.......................       44,600,879                 --         44,600,879                 --
Mortgage-Backed Securities............................       41,867,600                 --         41,867,600                 --
Money Market Funds....................................      216,447,223        216,447,223                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................    1,432,833,757        273,044,162      1,159,789,595                 --
Put Options Purchased.................................          112,813            112,813                 --                 --
Futures Contracts**...................................          158,049            158,049                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $ 1,433,104,619    $   273,315,024    $ 1,159,789,595    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2018           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Put Options Written...................................  $       (31,406)   $       (31,406)   $            --    $            --
Futures Contracts**...................................          (77,344)           (77,344)                --                 --
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................     (142,601,147)                --       (142,601,147)                --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $  (142,709,897)   $      (108,750)   $  (142,601,147)   $            --
                                                        ===============    ===============    ===============    ===============


*     See Portfolio of Investments for industry breakout.

**    Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

Page 44                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (UNAUDITED)


ASSETS:
Investments, at value.....................................................   $1,432,833,757
Options contracts purchased, at value.....................................          112,813
Cash......................................................................           41,875
Cash segregated as collateral for open futures contracts..................        6,943,196
Receivables:..............................................................
   Investment securities sold.............................................      353,459,343
   Capital shares sold....................................................        5,114,722
   Interest...............................................................        3,947,387
   Dividends..............................................................          290,573
                                                                             --------------
   Total Assets...........................................................    1,802,743,666
                                                                             --------------
LIABILITIES:
Investments sold short, at value (proceeds $143,162,656)..................      142,601,147
Options contracts written, at value.......................................           31,406
Payables:
   Investment securities purchased........................................      380,445,175
   Investment advisory fees...............................................          661,235
   Variation margin.......................................................          325,606
                                                                             --------------
   Total Liabilities......................................................      524,064,569
                                                                             --------------
NET ASSETS................................................................   $1,278,679,097
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,294,312,671
Par value.................................................................          250,000
Accumulated net investment income (loss)..................................       (3,036,178)
Accumulated net realized gain (loss) on investments, investments sold
   short, futures contracts and options contracts.........................        3,261,673
Net unrealized appreciation (depreciation) on investments, investments
   sold short, futures contracts and options contracts....................      (16,109,069)
                                                                             --------------
NET ASSETS................................................................   $1,278,679,097
                                                                             ==============
NET ASSET VALUE, per share................................................   $        51.15
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................       25,000,002
                                                                             ==============
Investments, at cost......................................................   $1,449,624,286
                                                                             ==============
Premiums paid on options contracts purchased..............................   $       87,022
                                                                             ==============
Premiums received on options contracts written............................   $       44,861
                                                                             ==============


                        See Notes to Financial Statements                Page 45


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $   13,429,722
Dividends.................................................................        1,446,948
                                                                             --------------
   Total investment income................................................       14,876,670
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................        3,328,035
                                                                             --------------
   Total expenses.........................................................        3,328,035
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       11,548,635
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................       (1,554,863)
   Investments sold short.................................................        2,600,390
   Futures contracts......................................................        3,472,011
   Purchased options contracts............................................         (117,278)
   Written options contracts..............................................           42,380
                                                                             --------------
Net realized gain (loss)..................................................        4,442,640
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................      (14,958,613)
   Investments sold short.................................................          643,308
   Futures contracts......................................................         (449,003)
   Purchased options contracts............................................           58,533
   Written options contracts..............................................           13,455
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................      (14,692,320)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (10,249,680)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $    1,298,955
                                                                             ==============


Page 46                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED               YEAR
                                                                               4/30/2018            ENDED
                                                                              (UNAUDITED)         10/31/2017
                                                                             --------------     --------------
OPERATIONS:
Net investment income (loss)..............................................   $   11,548,635     $   11,687,269
Net realized gain (loss)..................................................        4,442,640           (494,814)
Net change in unrealized appreciation (depreciation)......................      (14,692,320)        (4,774,092)
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from operations...........        1,298,955          6,418,363
                                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................      (14,370,251)       (11,905,823)
Net realized gains........................................................               --           (176,819)
Return on capital.........................................................               --         (2,645,986)
                                                                             --------------     --------------
Total distributions to shareholders.......................................      (14,370,251)       (14,728,628)
                                                                             --------------     --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      448,008,167        589,263,440
Cost of shares redeemed...................................................       (2,579,752)        (5,217,474)
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................      445,428,415        584,045,966
                                                                             --------------     --------------
Total increase (decrease) in net assets...................................      432,357,119        575,735,701

NET ASSETS:
Beginning of period.......................................................      846,321,978        270,586,277
                                                                             --------------     --------------
End of period.............................................................   $1,278,679,097     $  846,321,978
                                                                             ==============     ==============
Accumulated net investment income (loss) at end of period.................   $   (3,036,178)    $     (214,562)
                                                                             ==============     ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       16,350,002          5,150,002
Shares sold...............................................................        8,700,000         11,300,000
Shares redeemed...........................................................          (50,000)          (100,000)
                                                                             --------------     --------------
Shares outstanding, end of period.........................................       25,000,002         16,350,002
                                                                             ==============     ==============


                        See Notes to Financial Statements                Page 47


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                SIX MONTHS
                                                                  ENDED           YEAR ENDED OCTOBER 31,            PERIOD
                                                                4/30/2018      ----------------------------         ENDED
                                                               (UNAUDITED)         2017            2016         10/31/2015 (a)
                                                               ------------    ------------    ------------     --------------
Net asset value, beginning of period .........................  $    51.76      $    52.54      $    50.32        $    50.00
                                                                ----------      ----------      ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................................        0.60            1.13            1.31              1.23 (b)
Net realized and unrealized gain (loss) ......................       (0.50)          (0.50)           2.41              0.55
                                                                ----------      ----------      ----------        ----------
Total from investment operations .............................        0.10            0.63            3.72              1.78
                                                                ----------      ----------      ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................       (0.71)          (1.14)          (1.50)            (1.46)
Net realized gain.............................................          --           (0.02)             --                --
Return of capital.............................................          --           (0.25)             --                --
                                                                ----------      ----------      ----------        ----------
Total distributions...........................................       (0.71)          (1.41)          (1.50)            (1.46)
                                                                ----------      ----------      ----------        ----------
Net asset value, end of period ...............................  $    51.15      $    51.76      $    52.54        $    50.32
                                                                ==========      ==========      ==========        ==========
TOTAL RETURN (c)..............................................        0.18%           1.22%           7.49%             3.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................  $1,278,679      $  846,322      $  270,586        $   10,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d).............        0.65% (e)       0.65%           0.65%             0.65% (e)
Ratio of net investment income (loss) to average net assets...        2.26% (e)       2.20%           2.06%             2.55% (e)
Portfolio turnover rate (f)...................................         187% (g)        190% (g)         92%              157%


(a)   Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 65%
      and 97% for the periods ending April 30, 2018 and October 31, 2017, respectively.

Page 48                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike
conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of
50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, such as
ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls.
The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor,
First Trust Advisors L.P. ("First Trust" or the "Advisor"). The Fund may also invest in to-be-announced transactions ("TBA Transactions"). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets
(including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the Fund targets an estimated effective duration of three years or less. The Fund is non-diversified.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

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accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4)    issuer-specific conditions (such as significant credit
            deterioration); and
      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be

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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
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the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5)    the credit quality and cash flow of the issuer, based on the
            Advisor's or external analysis;
      6)    the information as to any transactions in or offers for the security;
      7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9)    the quality, value and salability of collateral, if any, securing the security;
     10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2018, the Fund had no when-issued or delayed-delivery securities. At April 30, 2018, the Fund held $261,980,207 of forward purchase commitments.

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C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge

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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
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J. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2017 was as follows:

Distributions paid from:
Ordinary income.................................    $    9,996,448
Capital gains...................................           176,819
Return of capital...............................         2,645,986

As of October 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................    $   (1,909,375)
Accumulated capital and other gain (loss).......                --
Net unrealized appreciation (depreciation)......          (902,903)

K. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2015,
2016 and 2017 remain open to federal and state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the
Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2017, the Fund had no net ordinary losses.

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

M. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well

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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
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as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities and derivative instruments within the Porfolio of
Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2018, were $1,270,228,362 and $330,522,261, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2018, were
$1,090,505,132 and $9,452,980, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$881,627,110 and $908,684,609, respectively.

For the six months ended April 30, 2018, the Fund had no in-kind transactions.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2018, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                          ---------------------------------------   -------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                  STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE        LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ---------   --------------------------  ---------
Futures       Interest    Unrealized appreciation on                Unrealized depreciation on
              rate risk   futures contracts*            $ 158,049   futures contracts*          $  77,344

Options       Interest    Options contracts purchased,              Options contracts written,
              rate risk   at value                        112,813   at value                       31,406


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2018, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                                  $ 3,472,011
Purchased options contracts                                           (117,278)
Written options contracts                                               42,380
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                     (449,003)
Purchased options contracts                                             58,533
Written options contracts                                               13,455


For the six months ended April 30, 2018, the notional value of futures contracts opened and closed were $1,197,278,286 and $1,066,676,926, respectively.

During the six months ended April 30, 2018, the premiums for purchased options contracts opened were $313,805 and the premiums for purchased options contracts closed, exercised and expired were $302,494.

During the six months ended April 30, 2018, the premiums for written options contracts opened were $196,400 and the premiums for written options contracts closed, exercised and expired were $151,539.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the
Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized
Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On June 11, 2018, the Board of Trustees of the Trust approved the following changes to the Fund's non-fundamental investment policies: (1) decrease the percentage of the Fund's net assets that must be invested in mortgage-related investments from 80% to 60%; (2) adopt a non-fundamental investment policy to permit the Fund to invest up to 40% of its net assets in cash and cash equivalents; (3) exclude cash held against delayed delivery securities (such as to-be-announced transactions) from the definition of "cash and cash equivalents"
referred to in Item (2) above; (4) adopt a non-fundamental investment policy to permit the Fund to invest in derivatives to the extent permitted by Nasdaq's generic listing standards for actively-managed ETFs; and (5) adopt a non-fundamental investment policy to permit the Fund to invest up to 5% of its net assets in asset-backed securities (subject to the existing 20% limit on non-agency securities). These changes would require amendments to the exemptive order previously granted by the SEC allowing the Fund to list its shares on an exchange (the "19b-4 Order"). There can be no assurance that the SEC will approve the amendments to the 19b-4 Order. Should the amendments be approved, shareholders of the Fund will be given at least 60 days' notice prior to the effectiveness of the changes to the Fund's portfolio.

                                                                         Page 57


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Trust's Forms N-Qs are available (1) by calling (800) 988-5891; (2) on the
Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov;
and (4) for review and copying at the SEC's Public Reference Room ("PRR") in
Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN
DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST
PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS
AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS
ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF
ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE
DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE
DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the
Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial
Statements) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the
Fund's net asset value and possibly face delisting.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to mortgage dollar rolls to-be-announced transactions ("TBA Transactions"), derivatives or other contracts with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Mortgage-related debt securities and other mortgage-related instruments, (collectively,
"Mortgage-Related Investments") are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by
Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the
Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

                                                                         Page 59


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the
Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE-RELATED INVESTMENTS RISK. The Fund invests in Mortgage-Related
Investments, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the Mortgage-Related Investments market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-Related Investments are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-Related Investments may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible.
These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the Mortgage-Related Investments market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, FNMA, FHLMC and GNMA.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the
1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREPAYMENT RISK. Mortgage-Related Investments are subject to pre-payment risk.
The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy.
Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements, including mortgage dollar rolls and TBA Transactions, may be subject to market and credit risk with respect to the collateral securing the agreements.
Investments in mortgage dollar rolls also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the agreement term.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2018 (UNAUDITED)

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Fund's investment advisor's use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for
Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The
Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. U.S. government obligations include
U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the
U.S. government.

                                                                         Page 61

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Semi-Annual Report
For the Six Months Ended
April 30, 2018

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management Inc. (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Letter from the Chairman and CEO
April 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SSI Strategic Convertible Securities ETF, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
For the entire first quarter of 2018, increased volatility was the norm. The S&P 500® Index was off to a strong start in January as it returned over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks to deliver total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a diversified portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/18	1 Year Ended 4/30/18	Inception (11/3/15) to 4/30/18	Inception (11/3/15) to 4/30/18
Fund Performance
NAV	1.33%	9.06%	8.33%	22.03%
Market Price	1.60%	9.14%	8.52%	22.57%
Index Performance
ICE BofAML All US Convertible Index	2.11%	9.15%	8.85%	23.49%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	38.0%
Health Care	15.5
Consumer Discretionary	10.5
Financials	10.2
Industrials	9.8
Energy	6.2
Real Estate	3.5
Consumer Staples	2.0
Utilities	1.8
Materials	1.3
Telecommunication Services	1.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Wells Fargo & Co., Series L	2.8%
Intel Corp., 8/01/39	2.7
Micron Technology, Inc., Series F, 2/15/33	2.4
Bank of America Corp., Series L	2.3
Becton Dickinson and Co., Series A, 5/01/20	2.1
Priceline Group, Inc./The, 9/15/21	1.9
ServiceNow, Inc., 6/01/22	1.7
Microchip Technology, Inc., 2/15/27	1.7
Herbalife Ltd., 8/15/19	1.5
Tesla, Inc., 3/01/19	1.4
Total	20.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 4, 2015 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/4/15 – 10/31/16	77	60	12	16
11/1/16 – 10/31/17	149	47	3	2
11/1/17 – 4/30/18	82	18	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/4/15 – 10/31/16	59	16	7	3
11/1/16 – 10/31/17	44	7	0	0
11/1/17 – 4/30/18	21	1	0	0

Portfolio Management
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2018 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management Inc.
SSI Investment Management Inc. (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Chief Investment Officer, Principal of SSI
Ravi Malik – CFA, Portfolio Manager, Principal of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Ethan Ganz – Portfolio Manager of SSI

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
April 30, 2018 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$1,013.30	0.95%	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 78.8%
	Aerospace & Defense – 0.6%
$730,000	Arconic, Inc.	1.63%	10/15/19	$730,222
	Air Freight & Logistics – 1.5%
645,000	Air Transport Services Group, Inc. (a)	1.13%	10/15/24	612,654
1,005,000	Atlas Air Worldwide Holdings, Inc.	2.25%	06/01/22	1,180,841
				1,793,495
	Automobiles – 1.3%
1,580,000	Tesla, Inc.	0.25%	03/01/19	1,628,871
	Biotechnology – 2.1%
784,000	Ionis Pharmaceuticals, Inc.	1.00%	11/15/21	784,095
819,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,061,010
610,000	Sarepta Therapeutics, Inc. (a)	1.50%	11/15/24	782,959
				2,628,064
	Building Products – 0.5%
588,000	Patrick Industries, Inc. (a)	1.00%	02/01/23	566,859
	Chemicals – 0.6%
625,000	RPM International, Inc.	2.25%	12/15/20	708,594
	Communications Equipment – 1.1%
310,000	Palo Alto Networks, Inc.	(b)	07/01/19	544,314
825,000	Viavi Solutions, Inc.	0.63%	08/15/33	834,799
				1,379,113
	Construction & Engineering – 0.5%
510,000	Dycom Industries, Inc.	0.75%	09/15/21	629,536
	Diversified Consumer Services – 0.5%
561,000	Chegg, Inc. (a)	0.25%	05/15/23	611,257
	Diversified Financial Services – 1.0%
1,250,000	Deutsche Bank AG	1.00%	05/01/23	1,254,613
	Electronic Equipment, Instruments & Components – 0.7%
855,000	II-VI, Inc. (a)	0.25%	09/01/22	914,423
	Energy Equipment & Services – 2.1%
1,255,000	Oil States International, Inc. (a)	1.50%	02/15/23	1,396,188
538,000	Transocean, Inc.	0.50%	01/30/23	734,370
445,000	Weatherford International Ltd.	5.88%	07/01/21	423,970
				2,554,528
	Equity Real Estate Investment Trusts – 2.1%
820,000	Colony NorthStar, Inc.	3.88%	01/15/21	772,842
600,000	Empire State Realty OP LP (a)	2.63%	08/15/19	619,800
1,100,000	Extra Space Storage LP (a)	3.13%	10/01/35	1,228,150
				2,620,792
	Health Care Equipment & Supplies – 2.8%
1,005,000	Insulet Corp.	1.25%	09/15/21	1,553,353
306,000	NuVasive, Inc.	2.25%	03/15/21	338,322
470,000	Quidel Corp.	3.25%	12/15/20	884,623
720,000	Wright Medical Group, Inc.	2.00%	02/15/20	727,200
				3,503,498

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Providers & Services – 1.6%
$335,000	Anthem, Inc.	2.75%	10/15/42	$1,085,609
630,000	Molina Healthcare, Inc.	1.63%	08/15/44	909,090
				1,994,699
	Health Care Technology – 1.5%
1,055,000	Allscripts Healthcare Solutions, Inc.	1.25%	07/01/20	1,051,040
615,000	Teladoc, Inc. (a)	3.00%	12/15/22	761,794
				1,812,834
	Hotels, Restaurants & Leisure – 1.6%
454,000	Caesars Entertainment Corp.	5.00%	10/01/24	798,495
1,035,000	China Lodging Group Ltd. (a)	0.38%	11/01/22	1,117,364
				1,915,859
	Household Durables – 0.8%
855,000	KB Home	1.38%	02/01/19	924,469
	Internet & Direct Marketing Retail – 3.2%
750,000	Ctrip.com International Ltd.	1.00%	07/01/20	776,775
600,000	Priceline Group (The), Inc.	0.35%	06/15/20	1,004,664
1,705,000	Priceline Group (The), Inc.	0.90%	09/15/21	2,159,041
				3,940,480
	Internet Software & Services – 8.7%
700,000	Akamai Technologies, Inc.	(b)	02/15/19	715,651
975,000	Altaba, Inc.	(b)	12/01/18	1,288,429
748,000	Apptio, Inc. (a)	0.88%	04/01/23	762,960
546,000	Envestnet, Inc.	1.75%	12/15/19	586,268
1,040,000	Etsy, Inc. (a)	(b)	03/01/23	1,132,950
1,100,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	1,349,719
1,154,000	Nutanix, Inc. (a)	(b)	01/15/23	1,431,422
913,000	Okta, Inc. (a)	0.25%	02/15/23	1,049,061
646,000	Q2 Holdings, Inc. (a)	0.75%	02/15/23	689,282
869,000	Weibo Corp. (a)	1.25%	11/15/22	986,141
580,000	Zillow Group, Inc.	2.00%	12/01/21	675,893
				10,667,776
	Life Sciences Tools & Services – 2.8%
1,260,000	Illumina, Inc.	(b)	06/15/19	1,403,528
1,075,000	Illumina, Inc.	0.50%	06/15/21	1,347,597
600,000	QIAGEN N.V.	0.38%	03/19/19	715,971
				3,467,096
	Machinery – 3.4%
725,000	Chart Industries, Inc. (a)	1.00%	11/15/24	838,089
460,000	Greenbrier Cos. (The), Inc.	2.88%	02/01/24	497,551
1,050,000	Meritor, Inc. (a)	3.25%	10/15/37	1,045,223
1,325,000	Navistar International Corp.	4.75%	04/15/19	1,366,100
324,000	Trinity Industries, Inc.	3.88%	06/01/36	430,757
				4,177,720
	Media – 2.8%
7,500	CenterPoint Energy, Inc.	4.18%	09/15/29	486,375
1,455,000	DISH Network Corp.	3.38%	08/15/26	1,324,080
750,000	Liberty Media Corp.	1.38%	10/15/23	864,075
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Media (Continued)
$678,000	Liberty Media Corp.-Liberty Formula One	1.00%	01/30/23	$707,542
				3,382,072
	Metals & Mining – 0.7%
770,000	Royal Gold, Inc.	2.88%	06/15/19	825,825
	Mortgage Real Estate Investment Trusts – 1.4%
960,000	Blackstone Mortgage Trust, Inc.	4.38%	05/05/22	943,287
780,000	Two Harbors Investment Corp.	6.25%	01/15/22	808,080
				1,751,367
	Oil, Gas & Consumable Fuels – 2.6%
1,500,000	Cheniere Energy, Inc.	4.25%	03/15/45	1,177,258
1,000,000	TOTAL S.A., Series FP	0.50%	12/02/22	1,113,250
948,000	Whiting Petroleum Corp.	1.25%	04/01/20	907,715
				3,198,223
	Personal Products – 1.4%
1,365,000	Herbalife Ltd.	2.00%	08/15/19	1,751,105
	Pharmaceuticals – 1.5%
670,000	Jazz Investments I Ltd.	1.88%	08/15/21	701,443
1,068,000	Supernus Pharmaceuticals, Inc. (a)	0.63%	04/01/23	1,163,849
				1,865,292
	Semiconductors & Semiconductor Equipment – 13.2%
515,000	Cypress Semiconductor Corp.	4.50%	01/15/22	663,143
1,025,000	Integrated Device Technology, Inc.	0.88%	11/15/22	1,108,847
1,255,000	Intel Corp.	3.25%	08/01/39	3,119,961
868,000	Microchip Technology, Inc.	1.63%	02/15/25	1,414,140
1,705,000	Microchip Technology, Inc.	1.63%	02/15/27	1,927,162
650,000	Micron Technology, Inc., Series F	2.13%	02/15/33	2,730,265
235,000	Micron Technology, Inc., Series G	3.00%	11/15/43	373,196
221,000	Novellus Systems, Inc.	2.63%	05/15/41	1,221,532
970,000	ON Semiconductor Corp.	1.00%	12/01/20	1,287,544
740,000	Rambus, Inc. (a)	1.38%	02/01/23	737,595
1,150,000	Silicon Laboratories, Inc.	1.38%	03/01/22	1,365,625
275,000	Teradyne, Inc.	1.25%	12/15/23	336,178
				16,285,188
	Software – 11.1%
925,000	Atlassian, Inc. (a)	0.63%	05/01/23	928,700
805,000	Citrix Systems, Inc.	0.50%	04/15/19	1,157,584
790,000	Guidewire Software, Inc.	1.25%	03/15/25	803,255
830,000	HubSpot, Inc. (a)	0.25%	06/01/22	1,059,287
760,000	Nuance Communications, Inc.	1.00%	12/15/35	711,548
430,000	Proofpoint, Inc.	0.75%	06/15/20	650,928
930,000	RealPage, Inc. (a)	1.50%	11/15/22	1,303,162
405,000	Red Hat, Inc.	0.25%	10/01/19	898,849
638,000	RingCentral, Inc. (a)	(b)	03/15/23	667,348
285,000	ServiceNow, Inc.	(b)	11/01/18	639,711
1,435,000	ServiceNow, Inc. (a)	(b)	06/01/22	1,928,927
500,000	Workday, Inc.	0.75%	07/15/18	746,999
1,180,000	Workday, Inc. (a)	0.25%	10/01/22	1,276,170
865,000	Zendesk, Inc. (a)	0.25%	03/15/23	897,784
				13,670,252

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Technology Hardware, Storage & Peripherals – 1.4%
$968,000	Pure Storage, Inc. (a)	0.13%	04/15/23	$1,005,497
685,000	Western Digitial Corp. (a)	1.50%	02/01/24	716,503
				1,722,000
	Thrifts & Mortgage Finance – 0.4%
375,000	LendingTree, Inc. (a)	0.63%	06/01/22	492,683
	Trading Companies & Distributors – 0.6%
615,000	Kaman Corp. (a)	3.25%	05/01/24	692,713
	Transportation Infrastructure – 0.7%
820,000	Macquarie Infrastructure Corp.	2.88%	07/15/19	817,946
	Total Convertible Corporate Bonds			96,879,464
	(Cost $92,225,571)
Shares	Description	Stated Rate	Stated Maturity(c)	Value
CONVERTIBLE PREFERRED SECURITIES – 13.8%
	Banks – 4.8%
2,070	Bank of America Corp., Series L	7.25%	(d)	2,635,110
2,526	Wells Fargo & Co., Series L	7.50%	(d)	3,234,821
				5,869,931
	Capital Markets – 0.4%
7,850	AMG Capital Trust II	5.15%	10/15/37	482,775
	Electric Utilities – 1.3%
21,400	NextEra Energy, Inc.	6.37%	09/01/18	1,569,690
	Equity Real Estate Investment Trusts – 1.1%
925	Crown Castle International Corp., Series A	6.88%	08/01/20	948,765
7,500	Welltower, Inc., Series I	6.50%	(d)	419,850
				1,368,615
	Food Products – 0.5%
5,275	Bunge Ltd.	4.88%	(d)	572,338
	Health Care Equipment & Supplies – 2.0%
40,195	Becton Dickinson and Co., Series A	6.13%	05/01/20	2,425,768
	Internet Software & Services – 1.2%
7,675	Mandatory Exchangeable Trust (a)	5.75%	06/01/19	1,548,817
	Machinery – 1.4%
17,800	Rexnord Corp., Series A	5.75%	11/15/19	1,065,515
6,225	Stanley Black & Decker, Inc.	5.38%	05/15/20	669,188
				1,734,703
	Oil, Gas & Consumable Fuels – 1.1%
20,900	Hess Corp.	8.00%	02/01/19	1,358,918
	Total Convertible Preferred Securities			16,931,555
	(Cost $16,085,999)

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.1%
	Banks – 0.1%
12,048	Huntington Bancshares, Inc.	$179,636
	(Cost $201,929)

Total Investments – 92.7%	113,990,655
(Cost $108,513,499) (e)

Net Other Assets and Liabilities – 7.3%	8,910,625
Net Assets – 100.0%	$122,901,280

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc. (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $32,315,330 or 26.3% of net assets.
(b)	Zero coupon security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Perpetual maturity.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,686,428 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,209,272. The net unrealized appreciation was $5,477,156.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 96,879,464	$ —	$ 96,879,464	$ —
Convertible Preferred Securities:
Capital Markets	482,775	—	482,775	—
Food Products	572,338	—	572,338	—
Internet Software & Services	1,548,817	—	1,548,817	—
Other industry categories*	14,327,625	14,327,625	—	—
Common Stocks*	179,636	179,636	—	—
Total Investments	$ 113,990,655	$ 14,507,261	$ 99,483,394	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
ASSETS:
Investments, at value (Cost $108,513,499)	$ 113,990,655
Cash	8,778,053
Receivables:
Investment securities sold	514,914
Interest	301,868
Dividends	104,063
Total Assets	123,689,553
LIABILITIES:
Payables:
Investment securities purchased	693,476
Investment advisory fees	94,797
Total Liabilities	788,273
NET ASSETS	$122,901,280
NET ASSETS consist of:
Paid-in capital	$ 119,578,491
Par value	42,500
Accumulated net investment income (loss)	(1,685,679)
Accumulated net realized gain (loss) on investments	(511,188)
Net unrealized appreciation (depreciation) on investments	5,477,156
NET ASSETS	$122,901,280
NET ASSET VALUE, per share	$28.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,250,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 387,628
Interest	(733,126)
Other	3
Total investment income	(345,495)
EXPENSES:
Investment advisory fees	365,465
Total expenses	365,465
NET INVESTMENT INCOME (LOSS)	(710,960)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	301,143
Net change in unrealized appreciation (depreciation) on investments	252,022
NET REALIZED AND UNREALIZED GAIN (LOSS)	553,165
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(157,795)

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017
OPERATIONS:
Net investment income (loss)	$ (710,960)	$ (656,089)
Net realized gain (loss)	301,143	831,724
Net change in unrealized appreciation (depreciation)	252,022	5,026,409
Net increase (decrease) in net assets resulting from operations	(157,795)	5,202,044
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,042,101)	(614,176)
Net realized gain	(111,585)	—
Total distributions to shareholders	(1,153,686)	(614,176)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	69,098,782	47,282,482
Cost of shares redeemed	(2,902,314)	(1,418,332)
Net increase (decrease) in net assets resulting from shareholder transactions	66,196,468	45,864,150
Total increase (decrease) in net assets	64,884,987	50,452,018
NET ASSETS:
Beginning of period	58,016,293	7,564,275
End of period	$122,901,280	$58,016,293
Accumulated net investment income (loss) at end of period	$(1,685,679)	$67,382
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,000,002	300,002
Shares sold	2,350,000	1,750,000
Shares redeemed	(100,000)	(50,000)
Shares outstanding, end of period	4,250,002	2,000,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017	Period Ended 10/31/2016 (a)
Net asset value, beginning of period	$ 29.01	$ 25.21	$ 25.00
Income from investment operations:
Net investment income (loss)	(0.01)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	0.39	4.45	0.90
Total from investment operations	0.38	4.31	0.66
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.51)	(0.45)
Net realized gain	(0.05)	—	—
Total distributions	(0.47)	(0.51)	(0.45)
Net asset value, end of period	$28.92	$29.01	$25.21
Total return (b)	1.33%	17.29%	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 122,901	$ 58,016	$ 7,564
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	(1.85)% (c)	(1.86)%	(2.34)% (c)
Portfolio turnover rate (d)	35%	56%	54%

(a)	Inception date is November 3, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eight funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio U.S. and non-U.S. convertible securities.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities.The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2017, was as follows:
Distributions paid from:
Ordinary income	$614,176
As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$359,203
Accumulated capital and other losses	111,567
Net unrealized appreciation (depreciation)	4,121,000

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the year ended October 31, 2017, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016 and 2017 remain open to federal and state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
F. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management Inc. (“SSI” or the “Sub-Advisor”), to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2018, were $84,408,480 and $27,199,268, respectively.
For the six months ended April 30, 2018, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund IV.
The following summarizes some of the risks that should be considered for the Fund.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the “Creations, Redemptions and Transaction Fees” Note to Financial Statements) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
BDC RISK. The Fund may invest in business development companies (“BDCs”) which may carry risks similar to those of a private equity or venture capital fund. Investments in BDCs may be subject to price volatility and lack of liquidity. Debt securities and preferred securities issued by BDCs may be rated below investment grade (referred to as “junk” bonds), including in the lowest possible rating category, or unrated. Shares of BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. Moreover, a shareholder of a BDC will indirectly bear its pro rata share of the fees and expenses incurred by the BDC in which it invests, including advisory fees. The BDCs held by the Fund may employ the use of leverage through borrowings or the issuance of preferred stock. This leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. The loss on a leveraged investment may far exceed the principal amount invested. Moreover, the use of leverage may result in a BDC having to liquidate holdings when it may not be advantageous to do so. Investments in BDCs include risks associated with their holdings of smaller issuers and private companies. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive. For example, BDCs may invest in the debt of a company, which involves risk that the company may default on its payments or declare bankruptcy, and many of the debt instruments in which a BDC may invest will not be rated by a credit rating agency and may be below investment grade quality (referred to as “junk” bonds). A BDC’s investments are generally less liquid than publicly traded securities and are subject to restrictions on their resale. The illiquidity of a BDC’s holdings may make it difficult for the BDC to sell such investments if the need arises, and thus the BDC may be unable to take advantage of market opportunities or it may be forced to sell illiquid securities at a loss if it is required to raise cash for operations. Some BDCs are listed and trade on an exchange and other BDCs are not traded on an exchange and trade only in private transactions. BDCs that are not traded on an exchange may be less liquid than those that are traded on an exchange. An investment in BDCs may result in a complete loss of the investment.
CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
CONVERTIBLE SECURITIES RISK. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying equity security or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The market values of convertible securities tend to decline as interest rates increase. However, a convertible security’s market value also tends to reflect the market price of the equity security of the issuing company, particularly when the price of the equity security is greater than the convertible security’s conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying equity security). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation. Moreover, there can be no assurance that convertible securities will provide current income prior to conversion because the issuers of the convertible securities may default on their obligations.
Mandatory convertible securities are a subset of convertible securities. The conversion of such securities is not optional, and the conversion price at maturity is based solely upon the market price of the underlying equity security, which may be significantly less than par or the price (above or below par) paid. Mandatory convertible securities generally are subject to a greater risk of loss of value than securities convertible at the option of the holder.
Contingent convertible securities (which generally provide for conversion under certain circumstances) are also a subset of convertible securities. They may have some of the characteristics of high yield bonds (referred to as “junk” bonds), while providing exposure to equity-like losses and volatility. Similar to mandatory convertible securities (and unlike traditional convertible securities), some contingent convertible securities provide for mandatory conversion under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Additionally, contingent convertible securities may contain features that limit an investor’s ability to convert the security into the underlying equity security unless certain conditions are met. A typical feature may require that a security be convertible only when the sale price of the underlying common stock exceeds the conversion price by a specified percentage (e.g., the sale price of the common stock is greater than or equal to 130% of the conversion price) for a certain specified period of time (e.g., for at least 20 days during a span of 30 consecutive days in a month), or upon the occurrence of certain other specified conditions. Also, since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Further, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. Additionally, some contingent convertible securities have characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Moreover, various contingent convertible securities may contain features that limit an investor’s ability to convert the security unless certain conditions are met.
The values of certain synthetic convertible securities will respond differently to market fluctuations than a traditional convertible security because such synthetic convertibles are composed of two or more separate securities or instruments, each with its own market value. In addition, if the value of the underlying equity security or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value. Synthetic convertible securities created by other parties generally have economic characteristics similar to those of a traditional convertible security; however, the issuer of the synthetic convertible security assumes the credit risk associated with the investment, rather than the issuer of the underlying equity security into which the instrument is convertible. Therefore, the Fund is subject to the credit risk associated with the counterparty creating the synthetic convertible instrument. Synthetic convertible securities may also be subject to additional liquidity risk and to the risks associated with derivatives.
CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened if the Fund invests in “high yield” or “junk” securities; such securities involve greater risks than investment grade debt securities with similar maturities, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEBT SECURITIES RISK. An investment in the Fund involves risk associated with an investment in debt securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.
DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
DERIVATIVES RISK. The use of swaps, options, futures contracts, forward contracts and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio managers use derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.
EQUITY SECURITIES RISK. The Fund may hold equity securities in its portfolio through direct investments in equity securities or upon conversion of a convertible security. The value of the Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
ETN RISK. Exchange-Traded Notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset.
FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.
FORWARD CURRENCY EXCHANGE CONTRACTS RISK. Forward foreign currency exchange contracts involve certain risks, including the risk of failure of the counterparty to perform its obligations under the contract and the risk that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged. While forward foreign currency contracts may limit the risk of loss due to a decline in the value of the hedged currencies, they also may limit any potential gain that might result should the value of the currencies increase.
FUTURES CONTRACTS RISK. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.
ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.
INCOME RISK. Income from the Fund’s fixed income investments could decline during periods of falling interest rates.
INDEX CREDIT DEFAULT SWAPS RISK. Index credit default swap transactions involve greater risks than if the Fund had invested in the reference obligations directly. In addition to general market risks, index credit default swaps are subject to liquidity risk, counterparty risk and credit risks. With respect to a reference obligation, a buyer will lose its investment and recover nothing should no event of default occur. For a seller, if an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value. When the Fund acts as a seller of an index credit default swap agreement, it is exposed to the risks of leverage since if an event of default occurs with respect to a reference obligation, the seller must pay the buyer the full notional value of the reference obligation.
INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2018 (Unaudited)
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the Fund’s Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange which could result in a decrease in value of the Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.
PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.
RESTRICTED SECURITIES RISK. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at the price at which the Fund has valued the securities and at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities.
TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.
WARRANTS RISK. The prices of warrants, which entitle the holder to purchase equity securities at specific prices for a certain period of time, do not necessarily move parallel to the prices of the underlying securities and likely fluctuate more than the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management Inc.
9440 Santa Monica Blvd, 8th Floor
Beverly Hills, CA 90210
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund IV
First Trust Heitman Global Prime Real Estate ETF (PRME)

Semi-Annual Report
For the Six Months Ended
April 30, 2018

First Trust Heitman Global Prime Real Estate ETF (PRME)
Semi-Annual Report
April 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Heitman Real Estate Securities LLC (“Heitman” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Heitman Global Prime Real Estate ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Heitman Global Prime Real Estate ETF (PRME)
Semi-Annual Letter from the Chairman and CEO
April 30, 2018
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the First Trust Heitman Global Prime Real Estate ETF, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
For the entire first quarter of 2018, increased volatility was the norm. The S&P 500® Index was off to a strong start in January as it returned over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Heitman Global Prime Real Estate ETF (PRME)
First Trust Heitman Global Prime Real Estate ETF (the “Fund”) is an actively managed exchange-traded fund that seeks to deliver long-term total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in U.S. and non-U.S. exchange-traded real estate securities, which includes real estate investment trusts (“REITs”), real estate operating companies (“REOCs”) and common stocks or depositary receipts of companies primarily engaged in the real estate industry. Accordingly, the Fund is concentrated in REITs and/or real estate management and development companies (including REOCs), sub-industries of the real estate industry group. The Fund will not invest directly in real estate. The Fund is non-diversified. Shares of the Fund are listed on the NYSE Arca, Inc. under the ticker symbol “PRME.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/18	1 Year Ended 4/30/18	Inception (11/11/15) to 4/30/18	Inception (11/11/15) to 4/30/18
Fund Performance
NAV	2.51%	6.00%	3.89%	9.87%
Market Price	1.21%	4.83%	3.14%	7.93%
Index Performance
FTSE EPRA/NAREIT Developed Index	1.83%	5.14%	6.56%	16.97%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME) (Continued)
Sub-Industry Classification	% of Total Investments
Office REITs	22.5%
Retail REITs	18.5
Industrial REITs	14.1
Diversified Real Estate Activities	10.8
Residential REITs	10.4
Real Estate Operating Companies	9.7
Diversified REITs	8.9
Specialized REITs	3.1
IT Consulting & Other Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
AvalonBay Communities, Inc.	7.3%
Prologis, Inc.	6.0
Sun Hung Kai Properties Ltd.	4.6
Simon Property Group, Inc.	4.5
Fabege AB	3.9
Federal Realty Investment Trust	3.7
Rexford Industrial Realty, Inc.	3.4
Kilroy Realty Corp.	3.3
Inmobiliaria Colonial Socimi S.A.	3.2
Hudson Pacific Properties, Inc.	3.1
Total	43.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 12, 2015 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/12/15 - 10/31/16	106	5	0	0
11/1/16 - 10/31/17	32	10	0	0
11/1/17 - 4/30/18	14	12	3	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/12/15 - 10/31/16	123	8	2	0
11/1/16 - 10/31/17	68	103	31	7
11/1/17 - 4/30/18	23	42	23	5

Portfolio Management
First Trust Heitman Global Prime Real Estate ETF (PRME)
Semi-Annual Report
April 30, 2018 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust Heitman Global Prime Real Estate ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Heitman Real Estate Securities LLC, a registered investment advisor (the “Sub-Advisor”) located in Chicago, Illinois, serves as the subadvisor to the Fund with responsibility for North America. Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH, each a registered investment advisor located in Hong Kong and Germany, respectively, and each an affiliate of the Sub-Advisor, serve as sub-sub-advisors to the Fund with responsibility for investments in the Asia-Pacific region and Europe.
Portfolio Management Team
Jerry Ehlinger, CFA – Managing Director of the Sub-Advisor and Lead Portfolio Manager in the North American Public Real Estate Securities
John White – Managing Director of Heitman International Real Estate Securities HK Limited and Lead Portfolio Manager in the Asia-Pacific Public Real Estate Securities
Jacques Perdrix – Senior Vice President of the Sub-Advisor’s European Public Real Estate Securities group
Andreas Welter – Senior Vice President of the Sub-Advisor’s European Public Real Estate Equity group

First Trust Heitman Global Prime Real Estate ETF (PRME)
Understanding Your Fund Expenses
April 30, 2018 (Unaudited)
As a shareholder of the First Trust Heitman Global Prime Real Estate ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Heitman Global Prime Real Estate ETF (PRME)
Actual	$1,000.00	$1,025.10	0.95%	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments
April 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 77.1%
	Australia – 6.8%
2,965	Goodman Group (b)	$20,173
5,209	GPT (The) Group (b)	18,888
9,423	Scentre Group (b)	28,481
		67,542
	France – 3.8%
83	Gecina S.A. (b)	14,388
99	Unibail-Rodamco SE (b)	23,767
		38,155
	Ireland – 2.5%
13,623	Hibernia REIT PLC	24,413
	Japan – 5.5%
6	Activia Properties, Inc. (b)	26,588
5	Nippon Building Fund, Inc. (b)	28,095
		54,683
	Singapore – 2.3%
8,000	CapitaLand Commercial Trust (b)	10,930
12,000	Mapletree Logistics Trust (b)	11,464
		22,394
	Spain – 3.2%
2,703	Inmobiliaria Colonial Socimi S.A. (b)	31,409
	United Kingdom – 5.2%
404	Derwent London PLC (b)	17,719
521	Hammerson PLC (b)	3,928
1,143	Shaftesbury PLC (b)	15,903
6,885	Tritax Big Box REIT PLC (b)	14,189
		51,739
	United States – 47.8%
499	Acadia Realty Trust	11,776
204	Alexandria Real Estate Equities, Inc.	25,412
444	AvalonBay Communities, Inc.	72,372
290	CoreSite Realty Corp.	30,189
1,040	Empire State Realty Trust, Inc.	18,117
488	Equity Residential	30,115
314	Federal Realty Investment Trust	36,377
898	GGP, Inc.	17,951
930	Hudson Pacific Properties, Inc.	30,569
457	Kilroy Realty Corp.	32,753
911	Prologis, Inc.	59,133
1,112	Rexford Industrial Realty, Inc.	33,972
286	Simon Property Group, Inc.	44,713
299	Vornado Realty Trust	20,341
Shares	Description	Value

	United States (Continued)
350	Washington Real Estate Investment Trust	$10,052
		473,842
	Total Real Estate Investment Trusts	764,177
	(Cost $786,949)
COMMON STOCKS (a) – 22.4%
	Canada – 2.9%
1,825	First Capital Realty, Inc.	28,528
	Cayman Islands – 2.9%
3,896	Wharf Real Estate Investment Co., Ltd. (b)	29,211
	Hong Kong – 4.5%
2,796	Sun Hung Kai Properties Ltd. (b)	45,028
	Japan – 6.2%
1,184	Mitsubishi Estate Co., Ltd. (b)	21,635
599	Mitsui Fudosan Co., Ltd. (b)	15,343
607	Sumitomo Realty & Development Co., Ltd. (b)	24,112
		61,090
	Netherlands – 2.0%
310	InterXion Holding NV (c)	20,156
	Sweden – 3.9%
3,318	Fabege AB (b)	38,203
	Total Common Stocks	222,216
	(Cost $211,790)
	Total Investments – 99.5%(d)	986,393
	(Cost $998,739)
	Net Other Assets and Liabilities – 0.5%	4,472
	Net Assets – 100.0%	$990,865

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2018, securities noted as such are valued at $439,454 or 44.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.

See Notes to Financial Statements

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,847 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,193. The net unrealized depreciation was $12,346.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Investment Trusts:
Ireland	$ 24,413	$ 24,413	$ —	$ —
United States	473,842	473,842	—	—
Other Country Categories*	265,922	—	265,922	—
Common Stocks:
Canada	28,528	28,528	—	—
Netherlands	20,156	20,156	—	—
Other Country Categories*	173,532	—	173,532	—
Total Investments	$ 986,393	$ 546,939	$ 439,454	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of April 30, 2018, the Fund transferred investments valued at $278,729 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Currency Exposure Diversification	% of Total Investments
USD	53.0%
JPY	11.7
EUR	9.5
HKD	7.5
AUD	6.9
GBP	5.2
SEK	3.9
SGD	2.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust Heitman Global Prime Real Estate ETF (PRME)
Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
ASSETS:
Investments, at value (Cost $998,739)	$ 986,393
Cash	5,865
Foreign currency (Cost $386)	381
Receivables:
Investment securities sold	9,810
Dividend reclaims	952
Dividends	271
Total Assets	1,003,672
LIABILITIES:
Payables:
Investment securities purchased	12,047
Investment advisory fees	760
Total Liabilities	12,807
NET ASSETS	$990,865
NET ASSETS consist of:
Paid-in capital	$ 1,061,875
Par value	500
Accumulated net investment income (loss)	(3,583)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(55,606)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	(12,321)
NET ASSETS	$990,865
NET ASSET VALUE, per share	$19.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	50,002

See Notes to Financial Statements

First Trust Heitman Global Prime Real Estate ETF (PRME)
Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 37,450
Foreign tax withholding	(419)
Total investment income	37,031
EXPENSES:
Investment advisory fees	4,768
Total expenses	4,768
NET INVESTMENT INCOME (LOSS)	32,263
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(29,383)
In-kind redemptions	45,726
Foreign currency transactions	91
Net realized gain (loss)	16,434
Net change in unrealized appreciation (depreciation) on:
Investments	(30,531)
Foreign currency translation	(14)
Net change in unrealized appreciation (depreciation)	(30,545)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,111)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,152
See Notes to Financial Statements

First Trust Heitman Global Prime Real Estate ETF (PRME)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017
OPERATIONS:
Net investment income (loss)	$ 32,263	$ 15,372
Net realized gain (loss)	16,434	27,390
Net change in unrealized appreciation (depreciation)	(30,545)	39,105
Net increase (decrease) in net assets resulting from operations	18,152	81,867
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(43,372)	(46,757)
Total distributions to shareholders	(43,372)	(46,757)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	945,752	1,885,063
Cost of shares redeemed	(938,142)	(1,895,367)
Net increase (decrease) in net assets resulting from shareholder transactions	7,610	(10,304)
Total increase (decrease) in net assets	(17,610)	24,806
NET ASSETS:
Beginning of period	1,008,475	983,669
End of period	$990,865	$1,008,475
Accumulated net investment income (loss) at end of period	$(3,583)	$7,526
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	50,002	50,002
Shares sold	50,000	100,000
Shares redeemed	(50,000)	(100,000)
Shares outstanding, end of period	50,002	50,002

See Notes to Financial Statements

First Trust Heitman Global Prime Real Estate ETF (PRME)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017	Period Ended 10/31/2016 (a)
Net asset value, beginning of period	$ 20.17	$ 19.67	$ 20.16
Income from investment operations:
Net investment income (loss)	0.65	0.31	0.40
Net realized and unrealized gain (loss)	(0.13)	1.13	(0.45)
Total from investment operations	0.52	1.44	(0.05)
Distributions paid to shareholders from:
Net investment income	(0.87)	(0.94)	(0.44)
Net asset value, end of period	$19.82	$20.17	$19.67
Total return (b)	2.51%	7.48%	(0.28)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 991	$ 1,008	$ 984
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	6.43% (c)	1.51%	2.10% (c)
Portfolio turnover rate (d)	40%	104%	78%

(a)	Inception date is November 11, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of eight funds that are currently offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker PRME on the NYSE Arca, Inc. ("NYSE ARCA"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to provide long-term total return. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in U.S. and non-U.S. exchange-traded real estate securities, which includes real estate investment trusts (“REITs”), real estate operating companies (“REOCs”) and common stocks or depositary receipts of companies primarily engaged in the real estate industry (collectively, “Real Estate Securities”). There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, REITs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of

Notes to Financial Statements (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2017, was as follows:
Distributions paid from:
Ordinary income	$46,757
Capital gains	—
Return of capital	—
As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$13,829
Accumulated capital and other losses	(68,451)
Net unrealized appreciation (depreciation)	8,332
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016 and 2017 remain open to federal and

Notes to Financial Statements (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the year ended October 31, 2017, the Fund had no net ordinary losses.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
G. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained Heitman Real Estate Securities LLC (“Heitman” or the “Sub-Advisor”) to serve as its investment sub-advisor and Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH (the “Sub-Sub-Advisors”) to serve as the investment sub-sub-advisors. In this capacity, the Sub-Advisor is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio and overseeing the Sub-Sub-Advisors. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Heitman and its management of the investment of the Fund’s assets and will pay Heitman for its services as the Fund’s sub-advisor. The Sub-Sub-Advisors’ fees are paid by the Sub-Advisor out of its sub-advisory fee. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
As previously disclosed, due to a change in control of the parent company of the Sub-Advisor and Sub-Sub-Advisors, the Board of Trustees of the Trust has approved replacement sub-advisory and sub-sub-advisory agreements. Please see Note 8 for additional information.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2018, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $398,882 and $399,804, respectively.
For the six months ended April 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were $937,581 and $898,489, respectively.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $700. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $700. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2019.

Notes to Financial Statements (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 14, 2018, shareholders of the Fund voted to approve a new investment sub-advisory agreement with the existing Sub-Advisor and new investment sub-sub-advisory agreements with each of the existing Sub-Sub-Advisors (collectively, the “New Agreements”). The Board of Trustees of the Trust had previously approved the New Agreements in connection with a change in control of Heitman LLC, the parent company of the Sub-Advisor and Sub-Sub-Advisors and the related “assignment” (as defined in the 1940 Act) of, resulting in the termination of, each of (i) the investment sub-advisory agreement among the Trust, First Trust, as the Fund’s investment advisor, and the Sub-Advisor; (ii) the investment sub-sub-advisory agreement among the Trust, First Trust, the Sub-Advisor and Heitman International Real Estate Securities HK Limited; and (iii) the investment sub-sub-advisory agreement among the Trust, First Trust, the Sub-Advisor and Heitman International Real Estate Securities GmbH (collectively, the “Previous Agreements”). The New Agreements took effect following the shareholder approval and are substantially similar to the Previous Agreements.

Additional Information
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund IV.
The following summarizes some of the risks that should be considered for the Fund.
ASIA INVESTMENT RISK. The Fund invests, in part, in securities issued by companies operating in Asia, and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries, including China, have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country’s banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan’s economy, and may continue to do so.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the “Creations, Redemptions and Transaction Fees” Note to Financial Statements) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
CONCENTRATION RISK. The Fund is concentrated in real estate investment trusts (“REITs”) and/or real estate management and development companies. A fund concentrated in one or more sectors, industries or groups of industries is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.
CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers

Additional Information (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
EMERGING MARKETS RISK. Investments in securities of issuers located in emerging market countries are considered speculative. Heightened risks of investing in emerging markets securities include: (i) smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
EUROPE INVESTMENT RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Continuing uncertainty as to the status of the Euro and the European Monetary Union and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments.
FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.
INTEREST RATE RISK. Increases in interest rates typically coincide with higher investor required returns and can lower the present value of a REIT’s future earnings stream if not met with a commensurate increase in growth.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the

Additional Information (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
Fund’s shares are trading on the Exchange which could result in a decrease in value of the Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline in value or underperform other investments.
NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.
PORTFOLIO TURNOVER RISK. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs and real estate operating companies. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.
REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.
SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to

Additional Information (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of Investment Management and Investment Sub-Advisory Agreements
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, unanimously approved (i) an Interim Investment Sub-Advisory Agreement (the “Interim Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, First Trust Advisors L.P. (the “Advisor”) and Heitman Real Estate Securities LLC (the “Sub-Advisor”) and Interim Investment Sub-Sub-Advisory Agreements (the “Interim Sub-Sub-Advisory Agreements” and together with the Interim Sub-Advisory Agreement, the “Interim Agreements”) among the Trust, on behalf of the Fund, the Advisor, the Sub-Advisor and each of Heitman International Real Estate Securities HK Limited (“Heitman HK”) and Heitman International Real Estate Securities GmbH (“Heitman GmbH” and together with Heitman HK, the “Sub-Sub-Advisors”); and (ii) a New Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and the Sub-Advisor and New Investment Sub-Sub-Advisory Agreements (the “New Sub-Sub-Advisory Agreements” and together with the New Sub-Advisory Agreement, the “New Agreements”) among the Trust, on behalf of the Fund, the Advisor, the Sub-Advisor and each Sub-Sub-Advisor. The Interim Agreements and the New Agreements are collectively referred to as the “Agreements,” and the Sub-Advisor and the Sub-Sub-Advisors are collectively referred to as the “Heitman Securities Group.” The Board approved the Agreements at a meeting held on December 10-11, 2017. The Board of Trustees determined that each Agreement is in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
In November 2017, the Board was informed that Heitman LLC (“Heitman”), the parent company of the Heitman Securities Group, had entered into a redemption agreement with OMAM Inc. and OMAM (HFL) Inc. pursuant to which Heitman would redeem all of OMAM (HFL) Inc.’s membership interests in Heitman for cash consideration (the “Transaction”). The Board was also informed that, if the Transaction were consummated, each of the Investment Sub-Advisory Agreement (the “Current Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and the Sub-Advisor and the Investment Sub-Sub-Advisory Agreements (the “Current Sub-Sub-Advisory Agreements” and together with the Current Sub-Advisory Agreement, the “Current Agreements”) among the Trust, on behalf of the Fund, the Advisor, the Sub-Advisor and each Sub-Sub-Advisor would terminate pursuant to its terms and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). On November 24, 2017, counsel to the Independent Trustees provided the Heitman Securities Group with a request for information regarding the Transaction and its expected impact on the Heitman Securities Group. At an executive session held on December 7, 2017, the Independent Trustees reviewed materials provided by the Heitman Securities Group in response to the request. Following the executive session, independent legal counsel on behalf of the Independent Trustees requested certain supplements to the materials provided. The Heitman Securities Group provided information in response to the follow-up request by e-mail in advance of the December 2017 Board meeting.
To reach its determination in approving the Agreements, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In connection with its deliberations regarding the Agreements, the Board noted that, based on the information provided by the Advisor and the Heitman Securities Group, apart from the effective and termination dates and any provisions of the Interim Agreements required by Rule 15a-4 under the 1940 Act, any differences in the terms and conditions of each Agreement and the terms and conditions of the corresponding Current Agreement were immaterial. The Board considered that the information provided by the Heitman Securities Group in response to the Independent Trustees’ request for information included statements that there would be no changes in day-to-day management of Heitman and no changes in the management of the Heitman Securities Group; that there would be no changes resulting from the Transaction with respect to senior management at Heitman or the Heitman Securities Group or as to key personnel who work on matters relating to the Fund, including the portfolio management team and compliance personnel; that the Transaction would have no adverse impact on the Heitman Securities Group’s ability to provide sub-advisory and sub-sub-advisory services to the Fund; and that the Transaction would not result in any diminution in the nature, quality and extent of the services provided to the Fund by the Heitman Securities Group. In addition, representatives of the Heitman Securities Group joined the December 2017 Board meeting by telephone and discussed the Transaction and the Agreements with the Board.

Additional Information (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
April 30, 2018 (Unaudited)
The Board also considered that it had last approved the Current Agreements for the Fund during the annual contract renewal process that concluded at the Board’s June 12, 2017 meeting. The Board noted that during the annual contract renewal process it had considered the services provided by the Sub-Advisor and the Sub-Sub-Advisors to the Fund (including the relevant personnel responsible for these services and their experience); the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Sub-Advisor and the Sub-Sub-Advisors; any fall-out benefits to the Sub-Advisor and the Sub-Sub-Advisors; and information on the Sub-Advisor’s (which included the Sub-Sub-Advisors) compliance program, and that, based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Current Agreements continued to be fair and reasonable and that the continuation of the Current Agreements was in the best interests of the Fund. In that regard, the Board noted the Heitman Securities Group’s statement that, except as discussed in the response to the Independent Trustees’ November 24, 2017 request relating to the Transaction, the Board could continue to rely on the materials provided by the Heitman Securities Group in connection with the June 2017 renewal of the Current Agreements.
Based on all of the information considered and the conclusions reached, including the information considered and conclusions reached in connection with the June 2017 renewal of the Current Agreements, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements were fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Heitman Real Estate Securities LLC
191 North Wacker Drive, Suite 2500
Chicago, IL 60606
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2018
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2018

* Print the name and title of each signing officer under his or her signature.